   As filed with the Securities and Exchange Commission on September 29, 2000


                                                   1933 Registration No. 2-27334
                                              1940 Act Registration No. 811-1540

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---

         Pre-Effective Amendment No.
                                     ----                                    ---

         Post-Effective Amendment No. 81                                      X
                                     ----                                    ---


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                             ---
         Amendment No. 81                                                     X
                      ----                                                   ---


                        (Check appropriate box or boxes.)

                                 AIM FUNDS GROUP
                     --------------------------------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
           ----------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           --------------
                                Charles T. Bauer
                 11 Greenway Plaza, Suite 100, Houston, TX 77046
              -----------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

    Renee A. Friedli, Esquire             Martha J. Hays, Esquire
    A I M Advisors, Inc.                  Ballard Spahr Andrews & Ingersoll, LLP
    11 Greenway Plaza, Suite 100          1735 Market Street, 51st Floor
    Houston, Texas  77046                 Philadelphia, Pennsylvania  19103-7599

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
    ---
         on (date), pursuant to paragraph (b)
    ---
         60 days after filing pursuant to paragraph (a)(1)
    ---
         on (date), pursuant to paragraph (a)(1)
    ---

         75 days after filing pursuant to paragraph (a)(2)
    ---
     X   on December 29, 2000 pursuant to paragraph (a)(2) of rule 485.
    ---


                    If appropriate, check the following box:

    --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

AIM EXPLORER FUND
-------------------------------------------------------------------------------
AIM Explorer Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--
PROSPECTUS
DECEMBER 29, 2000

                                     This prospectus contains important
                                     information about Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     Investments in the fund:
                                        - are not FDIC insured;
                                        - may lose value; and
                                        - are not guaranteed by a bank.

[AIM LOGO APPEARS HERE]                                 INVEST WITH DISCIPLINE
--Registered Trademark--                              --Registered Trademark--

                               -----------------
                               AIM EXPLORER FUND
                               -----------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               -----------------
                               AIM EXPLORER FUND
                               -----------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective generally by investing in marketable equity securities of domestic issuers and foreign issuers; however, the fund may invest up to 80% of its total assets in marketable equity securities of foreign issuers. The fund invests without regard to market capitalization and may invest in the securities of companies located in at least four countries, including the United States. The fund will usually maintain at least 20% of its total assets in U.S. dollar denominated securities.

  The fund emphasizes investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. The fund may also invest in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest in securities exchangeable for or convertible into marketable equity securities of foreign and domestic issuers.

  The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may invest up to 30% of its total assets in high-grade short-term securities and in debt securities, including U.S. Government obligations, investment-grade corporate bonds and taxable municipal securities. Under normal conditions, the top ten holdings may comprise up to 50% of the fund's total assets. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  The portfolio managers focus on companies that are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average long-term growth in earnings and have excellent prospects for future growth. The portfolio managers also focus on companies judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally.

  The portfolio managers consider undervalued equity securities of (1) out-of-favor cyclical growth companies, (2) established growth companies that are undervalued compared to historical relative valuation parameters, (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this market value in the form of increased equity values. The portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

  In selecting countries in which the fund will invest, the fund's portfolio managers also consider such factors as the prospect for relative economic growth of countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The fund's portfolio managers consider whether to sell a particular security when any of these factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

                               -----------------
                               AIM EXPLORER FUND
                               -----------------

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  [These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.]

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.

  The fund may participate in the initial public offering (IPO) market, and a significant portion of the fund's return may be attributable to its investment in IPOs, which may have a magnified impact due to the fund's small asset base. As the fund's assets grow, it is probable that the effect of the fund's investment in IPOs on its total returns will decline, which may reduce the fund's total returns.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               -----------------
                               AIM EXPLORER FUND
                               -----------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
--------------------------------------------------------------
(fees paid directly from
your investment)                   CLASS A   CLASS B   CLASS C
--------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                    5.50%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)       None(1)   5.00%     1.00%
--------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------
(expenses that are deducted
from fund assets)                  CLASS A   CLASS B   CLASS C
--------------------------------------------------------------
Management Fees                    0.85%     0.85%     0.85%

Distribution and/or
Service (12b-1) Fees               0.35      1.00      1.00

Other Expenses(2)                  0.60      0.62      0.62

Total Annual Fund
Operating Expenses                 1.80      2.47      2.47
--------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) Other expenses are based on estimated amounts for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR   3 YEARS
-------------------------
Class A   $723    $1,085
Class B    750     1,070
Class C    350       770
-------------------------

You would pay the following expenses if you did not redeem your shares:

         1 YEAR   3 YEARS
-------------------------
Class A   $723    $1,085
Class B    250       770
Class C    250       770
-------------------------


                               -----------------
                               AIM EXPLORER FUND
                               -----------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over [125] investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 0.85% of the first $1 billion of average daily net assets and 0.80% of average daily net assets over $1 billion.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Joel E. Dobberpuhl, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1990.

- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1994.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Explorer Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       eight years after the end of         shares
                                       the month in which shares
                                       were purchased along with a
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.
          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after the end of the month in which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after the end of the month in which you purchased your original shares.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

                                      A-1                            MCF--09/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES
AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

MCF--09/00                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         50                                                 50
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. The
                                                                       maximum purchase amount per
                                                                       transaction is $100,000. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

                                      A-3                            MCF--09/00

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. However, if you acquired Class A shares of AIM Developing Markets Fund in connection with the reorganization of AIM Eastern Europe Fund, you will be charged a redemption fee of 2% of the net asset value of those shares, which will be paid to AIM Developing Markets Fund, if you redeem your shares within the first year after the reorganization. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

MCF--09/00                            A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $50,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $50,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

                                      A-5                            MCF--09/00

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

MCF--09/00                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------

                                     A-7                             MCF--09/00

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

MCF--09/00                            A-8

                               -----------------
                               AIM EXPLORER FUND
                               -----------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

--------------------------------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

BY E-MAIL:                   general@aimfunds.com

ON THE INTERNET:             http://www.aimfunds.com
                             (prospectuses and annual
                             and semiannual reports only)
--------------------------------------------------------------------------------


You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM Explorer Fund
SEC 1940 Act file number: 811-1540
----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com    EXP-PRO-1   INVEST WITH DISCIPLINE
                                                        --Registered Trademark--
--Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION




                                AIM BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                                AIM EXPLORER FUND
                            AIM GLOBAL UTILITIES FUND
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                             AIM NEW TECHNOLOGY FUND
                             AIM SELECT GROWTH FUND
                            AIM SMALL CAP EQUITY FUND
                                 AIM VALUE FUND
                                AIM VALUE II FUND



                              (SERIES PORTFOLIOS OF
                                AIM FUNDS GROUP)


                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                   ----------


 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE
   READ IN CONJUNCTION WITH A PROSPECTUS FOR THE ABOVE-NAMED FUNDS, A COPY OF
           WHICH MAY BE OBTAINED FROM AUTHORIZED DEALERS OR BY WRITING
                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                           HOUSTON, TEXAS 77210-4739.



                                   ----------




          STATEMENT OF ADDITIONAL INFORMATION DATED: DECEMBER 29, 2000,
        RELATING TO THE AIM BALANCED FUND PROSPECTUS DATED JUNE 1, 2000,
      THE AIM EUROPEAN SMALL COMPANY FUND PROSPECTUS DATED AUGUST 31, 2000,
            THE AIM EXPLORER FUND PROSPECTUS DATED DECEMBER 29, 2000,
          THE AIM GLOBAL UTILITIES FUND PROSPECTUS DATED JUNE 1, 2000,
  THE AIM INTERNATIONAL EMERGING GROWTH FUND PROSPECTUS DATED AUGUST 31, 2000,
          THE AIM NEW TECHNOLOGY FUND PROSPECTUS DATED AUGUST 31, 2000,
            THE AIM SELECT GROWTH FUND PROSPECTUS DATED JUNE 1, 2000,
         THE AIM SMALL CAP EQUITY FUND PROSPECTUS DATED AUGUST 31, 2000,
   THE AIM VALUE FUND PROSPECTUS DATED JUNE 1, 2000, AS REVISED JUNE 30, 2000,
           AND THE AIM VALUE II FUND PROSPECTUS DATED AUGUST 31, 2000.

                                TABLE OF CONTENTS


                                                                                                               PAGE
INTRODUCTION.......................................................................................................1

GENERAL INFORMATION ABOUT THE TRUST................................................................................1
 The Trust and Its Shares..........................................................................................1

PERFORMANCE INFORMATION............................................................................................3
 Total Return Quotations...........................................................................................5
 Yield Quotations..................................................................................................7

PORTFOLIO TRANSACTIONS AND BROKERAGE...............................................................................7
 General Brokerage Policy..........................................................................................7
 Allocation of Portfolio Transactions..............................................................................8
 Allocation of IPO Securities Transactions.........................................................................9
 Section 28(e) Standards...........................................................................................9
 Transactions with Regular Brokers................................................................................10
 Brokerage Commissions Paid.......................................................................................10
 Portfolio Turnover...............................................................................................11

INVESTMENT STRATEGIES AND RISKS...................................................................................11
 All Funds........................................................................................................11
 AIM Balanced Fund................................................................................................12
 AIM European Small Company Fund..................................................................................12
 AIM Explorer Fund................................................................................................13
 AIM Global Utilities Fund........................................................................................14
 AIM International Emerging Growth Fund...........................................................................16
 Non-Diversified Portfolios.......................................................................................16
 Risk Factors Regarding Non-Investment Grade Debt Securities......................................................16
 Real Estate Investment Trusts ("REITs")..........................................................................17
 Interfund Loans:  All Funds......................................................................................18
 Lending Portfolio Securities:  All Funds.........................................................................18
 Short Sales:  All Funds..........................................................................................18
 Margin Transactions..............................................................................................19
 Delayed Delivery Agreements:  All Funds..........................................................................19
 When-Issued Securities:  All Funds...............................................................................19
 Investments in Foreign Securities:  All Funds....................................................................20
 Risk Factors Regarding Foreign Securities........................................................................20
 Foreign Exchange Transactions:  All Funds........................................................................21
 Illiquid Securities:  All Funds..................................................................................21
 Rule 144A Securities:  All Funds.................................................................................22
 Repurchase Agreements:  All Funds................................................................................22
 Reverse Repurchase Agreements:  All Funds........................................................................22
 Equity-Linked Derivatives:  All Funds............................................................................23
 Investment in Other Investment Companies:  All Funds.............................................................23
 Investment in Unseasoned Issuers:  All Funds.....................................................................23
 Temporary Defensive Investments:  All Funds......................................................................23

OPTIONS, FUTURES AND CURRENCY STRATEGIES..........................................................................23
 Introduction.....................................................................................................23
 General Risk of Options, Futures and Currency Strategies.........................................................24
 Cover............................................................................................................24
 Writing Call Options.............................................................................................25
 Writing Put Options..............................................................................................25
 Purchasing Put Options...........................................................................................26
 Purchasing Call Options..........................................................................................26

 Over-The-Counter Options.........................................................................................26
 Index Options....................................................................................................27
 Limitations on Options...........................................................................................27
 Interest Rate, Currency and Stock Index Futures Contracts........................................................27
 Options on Futures Contracts.....................................................................................28
 Forward Contracts................................................................................................29
 Limitations on Use of Futures, Options on Futures and Certain Options on Currencies..............................29

INVESTMENT RESTRICTIONS...........................................................................................29
 Fundamental Restrictions.........................................................................................29
 Non-Fundamental Restrictions.....................................................................................31

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............................................................31
 AIM Explorer Fund................................................................................................39

MANAGEMENT........................................................................................................39
 Trustees and Officers............................................................................................40

INVESTMENT ADVISORY AND OTHER SERVICES............................................................................46

THE DISTRIBUTION PLANS............................................................................................50

THE DISTRIBUTOR...................................................................................................54

SALES CHARGES AND DEALER CONCESSIONS..............................................................................56

REDUCTIONS IN INITIAL SALES CHARGES...............................................................................59

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS.......................................................................62

HOW TO PURCHASE AND REDEEM SHARES.................................................................................64
 Backup Withholding...............................................................................................65

NET ASSET VALUE DETERMINATION.....................................................................................67

TAX MATTERS.......................................................................................................68

SHAREHOLDER INFORMATION...........................................................................................70

MISCELLANEOUS INFORMATION.........................................................................................72
 Charges for Certain Account Information..........................................................................72
 Audit Reports....................................................................................................72
 Legal Matters....................................................................................................73
 Custodians and Transfer Agent....................................................................................73
 Other Information................................................................................................73

RATINGS OF SECURITIES.............................................................................................73

FINANCIAL STATEMENTS..............................................................................................FS

                                  INTRODUCTION


         AIM Funds Group (the "Trust") is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of a fund being considered for investment. The information for AIM BALANCED FUND is included in a Prospectus dated June 1, 2000. The information for AIM EUROPEAN SMALL COMPANY FUND is included in a Prospectus dated August 31, 2000. The information for AIM EXPLORER FUND is included in a Prospectus dated December 29, 2000. The information for AIM GLOBAL UTILITIES FUND is included in a Prospectus dated June 1, 2000. The information for AIM INTERNATIONAL EMERGING GROWTH FUND is included in a Prospectus dated August 31, 2000. The information for AIM NEW TECHNOLOGY FUND is included in a Prospectus dated August 31, 2000. The information for AIM SELECT GROWTH FUND is included in a Prospectus dated June 1, 2000. The information for AIM SMALL CAP EQUITY FUND is included in a Prospectus dated August 31, 2000. The information for AIM VALUE FUND is included in a Prospectus dated June 1, 2000, as revised June 30, 2000. The information for AIM VALUE II FUND is included in a Prospectus dated August 31, 2000. Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Investors must receive a Prospectus before they invest in any Fund.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectuses, and in order to avoid repetition, reference will be made herein to sections of the Prospectuses. Additionally, the Prospectuses and this Statement of Additional Information omit certain information contained in the Trust's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectuses and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE TRUST

THE TRUST AND ITS SHARES


         The Trust was previously organized as a Massachusetts business trust pursuant to a Master Trust Agreement, dated October 30, 1984, as amended. Pursuant to agreements and plans of reorganization, the Funds were reorganized on October 15, 1993 as portfolios of AIM Funds Group, a Delaware business trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently is organized under an Amended and Restated Agreement and Declaration of Trust, dated November 5, 1998, as amended (the "Trust Agreement"). The Trust currently consists of ten separate portfolios: AIM BALANCED FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM EXPLORER FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM NEW TECHNOLOGY FUND, AIM SMALL CAP EQUITY FUND, AIM SELECT GROWTH FUND, AIM VALUE FUND and AIM VALUE II FUND (each a "Fund" and collectively, the "Funds"). Each Fund is a series of shares of the Trust. Under the Trust Agreement, the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


         On October 15, 1993, AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND succeeded to the assets and assumed the liabilities of the funds with corresponding names (the "Predecessor Funds") of AIM Funds Group, a Massachusetts business trust ("AFG"), pursuant to an Agreement and Plan of Reorganization between the Trust and AFG. Also on October 15, 1993, AIM BALANCED FUND succeeded to the assets and assumed the liabilities of AIM Convertible Securities, Inc., a Maryland corporation ("ACS"), pursuant to an Agreement and Plan of Reorganization between the Trust and ACS. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to the Funds (or a class thereof) is that of the

Predecessor Funds (or the corresponding class thereof) or ACS. Pursuant to an Amendment to the Trust Agreement, dated May 1, 1995, AIM Utilities Fund changed its name to AIM GLOBAL UTILITIES FUND. The Trust Agreement was amended on May 1, 1998, to change the name of AIM Growth Fund to AIM SELECT GROWTH FUND. Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption, investors should consult the Prospectuses under the caption "Redeeming Shares."

         The assets received by the Trust from the issue or sale of shares of each of its series of shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the appropriate Fund. They constitute the underlying assets of each Fund, are required to be segregated on the Trust's books of account, and are to be charged with the expenses with respect to such Fund and its respective classes. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers three separate classes of shares: Class A shares, Class B shares and Class C shares. Each such class represents interests in the same portfolio of investments but, as further described in the Prospectuses, each such class is subject to differing sales charges and expenses, which differences will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Class A shares, Class B shares and Class C shares of the same Fund represent interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan (although Class A shareholders and Class B shareholders of a given Fund must approve any material increase in fees payable with respect to the Class A shares of such Fund under the Class A and C Plan).

         The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

         Shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but which requires a separate vote of another Fund or class. An example of a matter which would be voted on separately by shareholders of each Fund is the approval of the Advisory Agreement, and an example of a matter which would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         The Trust Agreement provides that the trustees of the Trust shall hold office during the existence of the Trust, except as follows: (a) any trustee may resign or retire; (b) any trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust, or at any time by written instrument signed by at least two-thirds of the trustees and specifying when such removal becomes effective; or (c) any trustee who has died or become incapacitated and is unable to serve may be removed by a written instrument signed by a majority of the trustees.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations, however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

         The Trust Agreement further provides that the trustees and officers will not be liable for any act, omission or obligation of the Trust or any Trustee or officer. However, nothing in the Trust Agreement protects a trustee or officer against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office with the Trust. The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, if it is determined that such person acted in good faith and reasonably believed: (1) in the case of conduct in his or her official capacity for the Trust, that his or her conduct was in the Trust's best interests, (2) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests and (3) in a criminal proceeding, that he or she had no reason to believe that his or her conduct was unlawful. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.


                             PERFORMANCE INFORMATION

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

         Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of the maximum offering price per share for Class A shares and net asset value per share for Class B shares and Class C shares.

         From time to time, A I M Advisors, Inc. ("AIM") or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.


         Each of the Funds may participate in the initial public offering ("IPO") market, and a significant portion of the Funds' total returns may be attributable to their investments in IPOs. Investments in IPOs could have a magnified impact on a Fund with a small asset base, such as AIM EUROPEAN SMALL COMPANY FUND, AIM EXPLORER FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM NEW TECHNOLOGY FUND, AIM SMALL CAP EQUITY FUND and AIM VALUE II FUND. There is no guarantee that as a Fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.


         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Daily                    U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                   Society of CLU & ChFC               Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                                    Stanger
         Donoghue's                                           Weisenberger
         Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


         Standard & Poor's 400 Index                          Lipper Small Cap Core Index
         Standard & Poor's 500 Stock Index                    Lipper Multi-Cap Core Index
         Dow Jones Industrial Average                         Wilshire 5000
         EAFE Index                                           Lehman Bond Indices
         Consumer Price Index                                 Bond Buyer Index
         Russell 2000--Registered Trademark-- Index           NASDAQ
         MSCI Europe Index                                    COFI
         MSCI All Country World Index                         First Boston High Yield Index
         Lipper Global Fund Index


         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         30 year Treasury Bonds
         90 day Treasury Bills


         Advertising for AIM EUROPEAN SMALL COMPANY FUND, AIM EXPLORER FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM NEW TECHNOLOGY FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM VALUE FUND AND AIM VALUE II FUND may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds and for AIM BALANCED FUND may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.


         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

TOTAL RETURN QUOTATIONS

         The standard formula for calculating total return is as follows:

                                        n
                                  P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000.
                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the 1, 5, or 10 year periods).
                n       =    number of years.
                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the 1, 5, or 10 year periods
                             (or fractional portion of such period).


         The average annual total returns for each Fund, with respect to its Class A shares, for the one, five and ten year periods ended December 31, 1999 and June 30, 2000, are as follows:



                                               PERIODS ENDED                                 PERIODS ENDED
                                               JUNE 30, 2000                               DECEMBER 31, 1999
         CLASS A SHARES:                1 YEAR      5 YEARS    10 YEARS           1 YEAR      5 YEARS     10 YEARS
         --------------                 ------      -------    --------           ------      -------     --------
         AIM Balanced Fund               10.02%       17.17%       14.78%         13.38%       20.62%       15.42%
         AIM Global Utilities Fund       24.62%       19.93%       14.07%         26.79%       21.55%       13.06%
         AIM Select Growth Fund          36.49%       24.98%       16.07%         33.67%       26.47%       15.30%
         AIM Value Fund                   6.80%       20.39%       18.95%         22.80%       25.56%       20.60%



         The average annual total returns for each Fund, with respect to its Class B shares, for the periods ended December 31, 1999 and June 30, 2000, are as follows:



                                               PERIODS ENDED                                 PERIODS ENDED
                                               JUNE 30, 2000                               DECEMBER 31, 1999
                                                                  SINCE                                      SINCE
         CLASS B SHARES:                1 YEAR      5 YEARS    INCEPTION          1 YEAR      5 YEARS      INCEPTION
         ---------------                ------      -------    ---------          ------      -------      ---------
         AIM Balanced Fund                9.58%       17.16%       13.76%         13.08%       20.63%       14.66%
         AIM Global Utilities Fund       25.82%       20.20%       13.33%         28.16%       21.83%       13.61%
         AIM Select Growth Fund          38.26%       25.19%       20.34%         35.29%       26.66%       19.31%
         AIM Value Fund                   7.12%       20.60%       18.96%         23.94%       25.80%       20.78%


         *The inception date of the Class B shares of AIM GLOBAL UTILITIES FUND and AIM SELECT GROWTH FUND, was September 1, 1993; and the inception date of the Class B shares of AIM BALANCED FUND and AIM VALUE FUND was October 18, 1993.


         The average annual total returns for each Fund, with respect to its Class C shares, for the periods ended December 31, 1999 and June 30, 2000, are as follows:




                                               PERIODS ENDED                                 PERIODS ENDED
                                               JUNE 30, 2000                               DECEMBER 31, 1999
         CLASS C SHARES:                1 YEAR        SINCE INCEPTION                1 YEAR       SINCE INCEPTION
         --------------                 ------        ---------------                ------       ---------------
         AIM Balanced Fund               13.56%            12.28%                     17.09%           14.29%
         AIM Global Utilities Fund       29.84%            21.53%                     32.18%           24.10%
         AIM Select Growth Fund          42.19%            26.22%                     39.26%           24.65%
         AIM Value Fund                  11.14%            19.65%                     27.92%           24.55%



         *The inception date of the Class C shares of the Funds was August 4, 1997.


         Average annual returns are not available for Class A, B and C shares of AIM EUROPEAN SMALL COMPANY FUND, AIM EXPLORER FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM NEW TECHNOLOGY FUND, AIM SMALL CAP EQUITY FUND AND AIM VALUE II FUND because these classes had no operations prior to December 31, 1999 or June 30, 2000.


         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                        n
                                  P(1+U) =ERV

Where           P      =   a hypothetical initial payment of $1,000.
                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period.
                n      =   number of years.
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:
                                       n
                                 P(1+V) =ERV

Where           P      =   a hypothetical initial payment of $1,000.
                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable
                           maximum sales load at the beginning of the stated
                           period.
                n      =   number of years.
                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

YIELD QUOTATIONS

         The standard formula for calculating yield for each Fund is as follows:
                                                   6
                        YIELD = 2[((a-b)/(c x d)+1) -1]

Where          a   =    dividends and interest earned during a stated 30-day
                        period. For purposes of this calculation, dividends are
                        accrued rather than recorded on the ex-dividend date.
                        Interest earned under this formula must generally be
                        calculated based on the yield to maturity of each
                        obligation (or, if more appropriate, based on yield to
                        call date).
               b   =    expenses accrued during period (net of reimbursement).
               c   =    the average daily number of shares outstanding during
                        the period.
               d   =    the maximum offering price per share on the last day of
                        the period.

         The yields for each of the named Funds are as follows:



                                               30 DAYS ENDED                                 30 DAYS ENDED
                                               JUNE 30, 2000                               DECEMBER 31, 1999
                                        CLASS A     CLASS B    CLASS C            CLASS A     CLASS B     CLASS C
                                        -------     -------    -------            -------     -------     -------
         AIM Balanced Fund               2.72%       2.07%       2.07%             2.40%        1.74%       1.74%
         AIM Global Utilities Fund       1.27%       0.44%       0.44%             1.02%        0.44%       0.44%


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. In such transactions, a Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in affiliated money market funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

         Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Funds as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Funds from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of a Fund to purchase municipal securities being publicly underwritten by such syndicate, and the Fund may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of municipal securities and be paid a fee by such issuer. Each Fund may purchase such municipal securities directly from the issuer, provided that the purchase is reviewed by the Board of Trustees and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Trust is fair and reasonable in relation to the fees charged by others performing similar services.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

ALLOCATION OF IPO SECURITIES TRANSACTIONS

         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds and accounts participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:


         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon its asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points.


         When any AIM Fund and/or account with substantially identical investment objectives and policies participate in syndicates, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund and account.

SECTION 28(e) STANDARDS

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS

         As of December 31, 1999, no Funds entered into repurchase agreements with their regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act.

         As of December 31, 1999, AIM BALANCED FUND held an amount of common stock issued by Merrill Lynch & Co., Inc., Morgan Stanley Dean Witter & Co. and Goldman Sachs Group, Inc. (The) having a market value of $14,696,000, $21,412,500 and $4,926,006, respectively. As of December 31, 1999, AIM VALUE FUND held an amount of common stock issued by Morgan Stanley having a market value of $685,414,125.

BROKERAGE COMMISSIONS PAID

         For the year ended December 31, 1999, AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND directed certain brokerage transactions to broker-dealers that provided AIM with research, statistical and other information: $156,721,721, $10,896,995, $74,955,560 and
$3,288,505,195, respectively. For the same period, AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND and AIM VALUE FUND paid the following in related brokerage commissions: $252,312, $19,863, $92,999 and $3,014,005, respectively.

         Except as noted, the Trust does not utilize an affiliated broker or dealer in effecting portfolio transactions and does not recapture commissions paid in such transactions. Brokerage commissions or underwriting concessions (or both) paid by each of the Funds listed below were as follows for the years ended December 31, 1999, 1998 and 1997.

                  FUND                                       1999             1998           1997
                  ----                                    ----------       ----------     ----------
                                                             (000)            (000)           (000)
AIM Balanced Fund .....................................   $  1,595          $  1,328       $     726
AIM Global Utilities Fund..............................        199               209             150
AIM Select Growth Fund.................................        592               906           1,101
AIM Value Fund.........................................     23,804            34,489          35,473

PORTFOLIO TURNOVER

         Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objective(s), regardless of the holding period of that security. Each Fund's historical portfolio turnover rates are included in the Financial Highlights tables of the Fund's Prospectus. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. See "Tax Matters."


                         INVESTMENT STRATEGIES AND RISKS

         Information concerning each Fund's non-fundamental investment objective is set forth in the Prospectuses under the heading "Investment Objective and Strategies." There can be no assurance that any Fund will achieve its objective. The principal features of each Fund's investment program and the principal risks associated with that investment program are discussed in the Prospectuses under the headings "Investment Objective and Strategies" and "Principal Risks of Investing in the Fund."

         Set forth in this section is a description of each Fund's investment policies, strategies and practices. The investment objective(s) of each Fund are non-fundamental policies and may be changed by the Board of Trustees without shareholder approval. Each Fund's investment policies, strategies and practices are also non-fundamental. The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. Each Fund has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" in this Statement of Additional Information. Individuals considering the purchase of shares of any Fund should recognize that there are risks in the ownership of any security.

         Any percentage limitations with respect to assets of a Fund will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings and reverse repurchase agreements will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit each Fund's borrowing abilities.

ALL FUNDS

         Each of the Funds invests in securities traded in the over-the-counter market or listed on a national securities exchange. AIM BALANCED FUND, investing in both equity and debt securities, acquires securities in the over-the-counter market and on national securities exchanges, and acquires bonds in new offerings or in principal trades with broker-dealers. Ordinarily, the Funds do not purchase securities with the intention of engaging in short-term trading. However, any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objectives, regardless of the holding period of that security.

         A portion of each Fund's assets may be held in cash and high quality, short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, taxable municipal securities, master notes, and repurchase agreements, pending investment in portfolio securities, to meet anticipated short-term cash needs such as dividend payments or redemptions of shares, or for temporary defensive purposes. Such investments generally will have maturities of 60 days or less and normally are held to maturity. The underlying securities that are subject to a repurchase agreement will be "marked-to-market" on a daily basis so that AIM can determine the value of the securities in relation to the amount of the repurchase agreement.

         U.S. Government securities may take the form of participation interests in, and may be evidenced by, deposit or safekeeping receipts. Participation interests are pro rata interests in U.S. Government securities. A Fund may acquire participation interests in pools of mortgages sold by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association "FNMA") and the Federal Home Loan Banks. Instruments evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others.

         U.S. Government securities, including those that are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Some securities issued by federal agencies or instrumentalities are only supported by the credit of the agency or instrumentality (such as the Federal Home Loan Banks) while others have an additional line of credit with the U.S. Treasury (such as FNMA). In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

AIM BALANCED FUND

         Most debt securities purchased by the Fund will be rated Baa or better by Moody's or BBB or better by S&P or, if unrated, deemed to be of comparable quality by AIM, although the Fund may invest to a limited extent in lower-rated securities. The fixed income securities in which the Fund invests may include U.S. Government obligations, mortgage-backed securities, asset-backed securities, bank obligations, corporate debt obligations and unrated obligations, including those of foreign issuers. The Fund may, in pursuit of its objective, invest up to 10% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P (or a comparable rating of any other nationally recognized statistical rating organizations "NRSROs") or unrated securities determined by AIM to be of comparable quality.

AIM EUROPEAN SMALL COMPANY FUND

         The investment objective of the Fund is to provide long-term growth of capital.

         The Fund seeks to achieve its investment objective by investing, normally at least 65% of its total assets, in marketable equity securities of European small companies, the issuers of which are considered by AIM to be experiencing strong growth and have prospects for future long-term growth.

         Under normal market conditions the Fund will invest at least 65% of its total assets in securities, including common stocks, preferred stock, warrants, depositary receipts for stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company) of European small companies. The Fund may satisfy the foregoing requirement in part by investing in the securities of European issuers which are in the form of ADRs, EDRs, or other securities representing underlying securities of European issuers. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of European issuers. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. From time to time, the Fund may own U.S. securities not to exceed 35% of the Fund's total assets.

         The Fund considers an issuer of securities to be a European company if;
(i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives a significant portion (i.e., 50% or more) of its total revenues from business in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe or in an over-the-counter market in Europe.

         There are no prescribed limits on geographic asset distribution within the European community. Under normal market conditions, at least three European countries will be represented in the Fund's portfolio of investments. The Fund intends to invest in securities of issuers in Western Europe (such as the United Kingdom, Germany and the Netherlands) as well as companies of issuers in Eastern Europe (such as Croatia, the Czech Republic, Russia and Turkey). Many of the countries in Eastern Europe are "developing countries." The Fund may invest up to 35% of its total assets in securities of European issuers located in "developing countries."

         The Fund considers issuers of securities located in the following countries to be European issuers:

         Austria                 Germany               Netherlands             Slovenia
         Belgium                 Greece                Norway                  Spain
         Croatia                 Hungary               Poland                  Sweden
         Czech Republic          Ireland               Portugal                Switzerland
         Denmark                 Italy                 Romania                 Turkey
         Finland                 Liechtenstein         Russia                  Ukraine
         France                  Luxembourg            Slovakia                United Kingdom

         In addition to European issuers, the Fund may invest up to 35% of its total assets in securities of non-European issuers. The following is a list of some of the non-European countries in which The Fund may invest from time to time:


         Bermuda                 Israel                South Africa            United States
         Egypt

         The above lists may include foreign countries that have not yet been approved by the Trust's advisor. The Fund will only invest in foreign countries that have been approved by the advisor.


AIM EXPLORER FUND

         The investment objective of the Fund is to provide long-term growth of capital.

         The Fund seeks to achieve its objective by investing in equity securities of small, medium or large companies located throughout the world that are considered by AIM to have experienced above-average long-term growth in earnings and to have excellent prospects for future growth. The Fund also seeks to achieve its objective by investing in companies judged by AIM to be undervalued relative to AIM's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Current income will not be an important criterion of investment selection, and any such income should be considered incidental.

         Under normal market conditions, the Fund will invest in marketable equity securities (including common and preferred stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company)) of companies which are listed on a recognized securities exchange or traded in an over-the-counter market. The Fund may satisfy the foregoing requirement in part by investing in the securities of issuers which are in the form of ADRs, EDRs, or other securities representing underlying securities of foreign issuers. The Fund may invest in securities convertible into or exchangeable for equity securities of foreign and domestic issuers which (except in the case of ADRs, EDRs and other securities representing underlying securities of foreign issuers) are listed on a recognized securities exchange or traded in an over-the-counter market.

         Under normal market conditions, the assets of the Fund will be invested in the securities of companies located in at least four different countries, including the United States. [The Fund will emphasize investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin (such as Japan, Hong Kong and Australia). The Fund may also invest in the securities of companies located in developing countries (such as Turkey, Poland and Mexico) in various regions of the world. A "developing country" is a country in the initial stages of this industrial cycle.]

         [Investment in the equity markets of developing countries involves exposure to securities exchanges that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable than the equity markets of developed countries.]

         The Fund will invest in equity securities without regard to market capitalization. Investors should realize that equity securities of small to medium-sized companies may involve greater risk than is associated with investing in more established companies. Small to medium-sized companies often have limited product and market diversification, fewer financial and managerial resources and may be dependent on a few key managers. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market. Any of the foregoing may change suddenly and have an immediate impact on the value of the Fund's investments. Furthermore, whenever the securities markets have experienced rapid price changes due to national economic trends, secondary growth securities have historically been subject to exaggerated price changes.


AIM GLOBAL UTILITIES FUND

         DESCRIPTION OF THE UTILITIES INDUSTRY

         Electric Utility Industry. Electric utilities are heavily regulated. Local rates are subject to the review of state commissions, and sales either between companies or that cross state lines are subject to review by the Federal Energy Regulatory Commission. The industry is also subject to regulation by the SEC under the Public Utility Holding Company Act of 1935. In addition, companies constructing or operating nuclear powered generating stations are subject to extensive regulation by the Nuclear Regulatory Commission.

         Electric utility companies are also subject to extensive local regulation in environmental and site location matters. Future legislation with regard to the issues of acid rain and toxic and radioactive wastes could have a significant impact on the manner in which utility companies conduct their business, and the costs that they incur. Since the late 1970s, investor-owned utilities have experienced a number of unfavorable regulatory trends, including increased regulatory resistance to price increases and new legislation encouraging deregulation and competition.

         Electric utilities and their predominant business, electric energy generation, transmission and distribution, are undergoing fundamental changes that may materially affect their financial condition. These changes are attributable to advancements in technology, as well as deregulation of the retail sale of electric generation and other aspects of utilities' core businesses. For example, Federal law and regulations have been amended to provide for open transmission system access and competitive wholesale sales of electric generation, and various states are considering, or have adopted (including California, Illinois, Massachusetts, New Hampshire, New York, and Pennsylvania), new regulatory structures to allow access by some or all customers to energy suppliers in addition to the local utility.

         Competition in electric generation is expected to create new uncertainties in the electric utility industry. These uncertainties include future prices of electricity in both the wholesale and retail markets, potential changes in the composition of utilities' customer base and supply and demand volatility.

Specifically, it is expected that state deregulation of electric generating operations will result in price pressures that will reduce the future revenues of utilities in such states. In addition, to the extent a utility loses retail customers, it may have to sell generation previously used to serve retail customers in the wholesale market. Since margins in the wholesale market are currently lower than in the retail market, this change could further reduce revenues and adversely affect the profit margins of affected utilities.

         Furthermore, the ability of utilities to compete in the retail electric generation market may be compromised by the costs of earlier investments in generation facilities such as nuclear power plants. While the trend in this area has been to allow utilities to recover such costs through the imposition of surcharges on customers' bills, not every state that deregulates its retail electric generation market may do so. It is also unknown at this time whether the existing state statutory schemes designed to address the loss of investments suffered by deregulated utilities will adequately compensate such utilities or place them in a position to effectively compete with new market entrants who are not encumbered by these investments.

         Natural Gas Industry. The natural gas industry is comprised primarily of many small distribution companies and a few large interstate pipeline companies. The Public Utility Holding Company Act of 1935 has generally acted as a bar to the consolidation of pipeline and distribution companies. Regulation of these companies is similar to that of electric companies. The performance of natural gas utilities may also be substantially affected by fluctuations in energy prices.

         In addition, the gas industry is continuing to undergo structural changes in response to federal policies designed to increase competition. These policies have required interstate gas pipelines to unbundle their gas sales service from other regulated tariff services, such as transportation and storage. There are also initiatives in several states, such as Pennsylvania, to deregulate the gas industry.

         Communications Industry. Most of the communications industry capacity is concentrated in the hands of a few very large publicly-held companies, unlike the situation in the electric and gas industries. Significant risks for the investor to overcome still exist, however, including risk related to pricing at marginal versus embedded cost. New entrants may have lower costs of material due to new technologies or lower standards of reliability than those imposed in the past by American Telephone & Telegraph ("AT&T") on the industry. Accordingly, the marginal cost of incremental service is much lower than the costs embedded in an existing network. Communications companies are not subject to the Public Utility Holding Company Act of 1935.

         Interstate communications service may be subject to Federal Communications Commission regulation. Local service may be regulated by the states. In addition, AT&T and its former subsidiaries are still subject to judicial review pursuant to the settlement of the antitrust case brought against them by the Department of Justice.

         Water Utility Industry. The water utility industry is composed of regulated public utilities that are involved in the distribution of drinking water to densely populated areas. The industry is geographically diverse and subject to the same rate base and rate of return regulations as are other public utilities. Demand for water is most heavily influenced by the local weather, population growth in the service area and new construction. Supplies of clean, drinkable water are limited and are primarily a function of the amount of past rainfall.

         Other. In addition to the particular types of utilities industries described above, the Fund may invest in developing utility technology companies (such as cellular telephone, fiber optics and satellite communications firms) and in holding companies which derive a substantial portion of their revenues from utility-related activities.

AIM INTERNATIONAL EMERGING GROWTH FUND

         The investment objective of the Fund is to provide long-term growth of capital.

         Under normal market conditions the Fund will invest at least 65% of its total assets in securities, including common stocks, preferred stock, warrants, depositary receipts for stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company) of international companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes. The Fund may also invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies. The Fund may satisfy the foregoing requirements in part by investing in the securities of foreign issuers which are in the form of ADRs, EDRs, or other securities representing underlying securities of foreign issuers. From time to time, the Fund may own U.S. securities not to exceed 35% of the Fund's total assets.

         Under normal market conditions, the Fund intends to invest in the securities of foreign companies located in at least four countries outside the United States. The Fund will emphasize investment in foreign companies in the developed countries of Western Europe (such as Germany, France, Switzerland, the Netherlands and the United Kingdom) and the Pacific Basin (such as Japan, Hong Kong and Australia), and the Fund may also invest up to 35% of its total assets in the securities of companies located in developing countries (such as Turkey, Malaysia and Mexico) in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle.

         Investment in the equity markets of developing countries involves exposure to securities exchanges that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable than the equity markets of developed countries. At the present time, AIM does not intend to invest more than 35% of the Fund's total assets in foreign companies in developing countries.

NON-DIVERSIFIED PORTFOLIOS

         AIM EUROPEAN SMALL COMPANY FUND, AIM GLOBAL UTILITIES FUND AND AIM INTERNATIONAL EMERGING GROWTH FUND are non-diversified portfolios, which means that they may invest a greater proportion of their assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified portfolio. Each Fund is subject to the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies. To qualify as a regulated investment company, each Fund must diversify its holdings so that, at the end of each fiscal quarter: (i) at least 50% of the market value of each Fund's assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of each Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of each Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, or of two or more issuers which each Fund controls and which are determined to be engaged in the same, similar or related trades or businesses.

RISK FACTORS REGARDING NON-INVESTMENT GRADE DEBT SECURITIES

         AIM BALANCED FUND and AIM GLOBAL UTILITIES FUND may seek to meet their respective investment objectives by investing in non-investment grade debt securities, commonly known as "junk bonds." While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the above-named Funds, and increased issuer defaults on junk bonds.

         In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category.

         When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the trustees to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

         In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

REAL ESTATE INVESTMENT TRUSTS ("REITS")


         To the extent consistent with their respective investment objectives and policies, AIM BALANCED FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM EXPLORER FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM NEW TECHNOLOGY FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM VALUE FUND and AIM VALUE II FUND may each invest up to 25%, 5%, 25%, 25%, 5%, 25%, 25%, 15%, 25% and 25%, respectively, of its total assets in equity and/or debt securities issued by REITs.


         REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent that a Fund has the ability to invest in REITs, such Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity in REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

INTERFUND LOANS: ALL FUNDS

         Each Fund may lend up to 33 1/3% of its total assets to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order. An application for exemptive relief has been filed with the SEC on behalf of the Funds and others. Each Fund may also borrow from another AIM Fund to satisfy redemption requests or to cover unanticipated cash shortfalls due to a delay in the delivery of cash to the Fund's custodian or improper delivery instructions by a broker effectuating a transaction.


LENDING PORTFOLIO SECURITIES:  ALL FUNDS

         Consistent with applicable regulatory requirements, the Funds may lend their portfolio securities (principally to broker-dealers) to the extent of one-third of their respective total assets. Such loans would be callable at any time and would be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Funds would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Where voting or consent rights with respect to loaned securities pass to the borrower, the Funds will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on the Funds' investment in the loaned securities. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

SHORT SALES: ALL FUNDS

         Each of the Funds may from time to time make short sales of securities which it owns or which it has the right to acquire through the conversion or exchange of other securities it owns. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will neither make short sales of securities nor maintain a short position unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." To secure its obligation to deliver the securities sold short, a Fund will deposit in escrow in a separate account with its custodian, State Street Bank and Trust Company ("State Street"), an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. In no event may more than 10% of a Fund's total assets be deposited or pledged as collateral for short sales at any one time.

         Since a Fund ordinarily will want to continue to receive interest and dividend payments on securities in its portfolio which are convertible into the securities sold short, the Fund will normally close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities which it already holds.

         A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because, among other reasons, it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

MARGIN TRANSACTIONS

         None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

DELAYED DELIVERY AGREEMENTS:  ALL FUNDS

         Each Fund may purchase or sell securities on a delayed delivery basis. Delayed delivery agreements involve commitments by a Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary same-day settlement for such securities or instruments. These commitments may fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, AIM can anticipate that cash for investment purposes will result from, among other things, scheduled maturities of existing portfolio instruments or from net sales of shares of a Fund. To assure that a Fund will be as fully invested as possible in instruments meeting the Fund's investment objective, the Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery securities. No more than 25% of a Fund's total assets will be committed to delayed delivery agreements and when-issued securities, as described below. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement. If cash is not available to a Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board of Trustees has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board of Trustees may restrict the use of delayed delivery agreements if the risk of loss is determined to be material.

WHEN-ISSUED SECURITIES:  ALL FUNDS

         Each Fund may purchase securities on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. No additional when-issued commitments will be made if as a result more than 25% of a Fund's total assets would become committed to purchases of when-issued securities and delayed delivery agreements.

         If a Fund purchases a when-issued security, it will direct its custodian bank to collateralize the when-issued commitment by segregating liquid assets in the same fashion as required for a delayed delivery agreement. Such segregated liquid assets will likewise be marked-to-market, and the amount segregated will be increased if necessary to maintain adequate coverage of the when-issued commitments.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed deliver commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent liquid assets are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets.

INVESTMENTS IN FOREIGN SECURITIES:  ALL FUNDS


         Each Fund may invest up to 25% of its total assets (at least 65% for AIM EUROPEAN SMALL COMPANY FUND and AIM INTERNATIONAL EMERGING GROWTH FUND, and up to 80% for AIM GLOBAL UTILITIES FUND AND AIM EXPLORER FUND) in foreign securities. To the extent it invests in securities denominated in foreign currencies, each Fund bears the risks of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. Each Fund may invest in securities of foreign issuers which are in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers, and such investments are treated as foreign securities for purposes of percentage limitations on investments in foreign securities. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors Regarding Foreign Securities" below.


RISK FACTORS REGARDING FOREIGN SECURITIES

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.

FOREIGN EXCHANGE TRANSACTIONS: ALL FUNDS

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest either for the settlement of transactions or as a hedge against possible variations in the foreign exchange rates between those currencies. This may be accomplished through direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         The Funds may purchase and sell options on futures contracts, forward contracts or futures contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency. Each Fund's dealings in foreign exchange will be limited to hedging foreign currency exposure and may involve either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. The Funds will not speculate in foreign exchange. No Fund will commit a larger percentage of its total assets to foreign exchange hedges than the percentage of its total assets which it could invest in foreign securities. Further information concerning futures contracts and related options is set forth under the heading "Options, Futures and Currency Strategies."


ILLIQUID SECURITIES: ALL FUNDS


         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities include securities that cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices.

The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. The Trust's Board of Trustees is responsible for developing and establishing guidelines and procedures for determining the liquidity of Rule 144A restricted securities on behalf of the Funds and monitoring AIM's implementation of the guidelines and procedures.


RULE 144A SECURITIES: ALL FUNDS


         Each of the Funds may purchase securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Trust's Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction of investing no more than 15% of their respective net assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that such Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


REPURCHASE AGREEMENTS: ALL FUNDS


         Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which the purchaser (for example, a Fund) acquires ownership of a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. In general, a Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1 billion or with primary dealers in U.S. Government securities; however, total assets will not be the sole determinative factor, and a Fund may enter into repurchase agreements with other institutions which the Board of Trustees believes present minimal credit risks. Nevertheless, if the seller of a repurchase agreement fails to repurchase the debt instrument in accordance with the terms of the agreement, the Fund which entered into the repurchase agreement may incur a loss to the extent that the proceeds it realizes on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


REVERSE REPURCHASE AGREEMENTS: ALL FUNDS


         Reverse repurchase agreements are agreements which involve the sale of securities held by a Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.


EQUITY-LINKED DERIVATIVES: ALL FUNDS


         Each of the Funds may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optomised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investments in other investment companies. See "Investment in Other Investment Companies."


INVESTMENT IN OTHER INVESTMENT COMPANIES: ALL FUNDS


         Each of the Funds may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.


INVESTMENT IN UNSEASONED ISSUERS: ALL FUNDS


         Each of the Funds may purchase securities of unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.


TEMPORARY DEFENSIVE INVESTMENTS: ALL FUNDS


         In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash, money market instruments, bonds, or other debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

INTRODUCTION

         The Funds may each use forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

GENERAL RISK OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

         The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract, forward contract or option thereon at any particular time.

         (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

COVER

         Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, the Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

WRITING CALL OPTIONS

         Each of the Funds may write (sell) covered call options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a call option, a Fund would have the obligation to deliver the underlying security, cash or currency (depending on the type of derivative) to the holder (buyer) at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of a Fund continues, it may be assigned an exercise notice, requiring it to deliver the underlying security, cash or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         When writing a call option a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security, contract or currency above the exercise price, and retains the risk of loss should the price of the security, contract or currency decline. Unlike one who owns securities, contracts or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, contracts or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

         Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

WRITING PUT OPTIONS

         Each of the Funds may write (sell) covered put options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a put option, a Fund would have the obligation to buy the underlying security, contract or currency (depending on the type of derivative) at the exercise price at any time until (American style) or on (European style) the expiration date. This obligation terminated upon the expiration of the put option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay for the underlying security, contract or currency. The risk in such a transaction would be that the market price of the underlying security, contract or currency would decline below the exercise price less the premium received.

PURCHASING PUT OPTIONS

         Each of the Funds may purchase covered put options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon exercise of said option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

         A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

PURCHASING CALL OPTIONS

         Each of the Funds may purchase covered call options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

         Call options may be purchased by a Fund for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, contract or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

OVER-THE-COUNTER OPTIONS

         Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         The staff of the SEC considers purchased OTC options (i.e., the market value of the option) to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

INDEX OPTIONS

         Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

LIMITATIONS ON OPTIONS

         A Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

         Each of the Funds may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. A Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         A Future Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place. A stock index future provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Future is outstanding.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Securities" in this Statement of Additional Information.

         Closing out an open Future is effected by entering into an offsetting Future for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Future at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Future.

         A Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

         "Margin" with respect to Futures is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and maintain its open positions in Futures. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Future is set by the exchange on which the Future is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Future or an option on a Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

OPTIONS ON FUTURES CONTRACTS

         Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account.

FORWARD CONTRACTS

         A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

         To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

         Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares, except that AIM EUROPEAN SMALL COMPANY FUND and AIM INTERNATIONAL EMERGING GROWTH FUND are not subject to restriction (1) and AIM GLOBAL UTILITIES FUND is not subject to restrictions (1) or (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         AIM GLOBAL UTILITIES FUND will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign public utility companies.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

NON-FUNDAMENTAL RESTRICTIONS

         The following non-fundamental investment restrictions apply to each of the Funds, except AIM EUROPEAN SMALL COMPANY FUND and AIM INTERNATIONAL EMERGING GROWTH FUND are not subject to restriction (1) and AIM GLOBAL UTILITIES FUND is not subject to restrictions (1) or (3). They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         For purposes of AIM GLOBAL UTILITIES FUND's fundamental restriction regarding industry concentration, public utility companies shall consist of companies that produce or supply electricity, natural gas, water, sanitary services, and telephone, cable, satellite, telegraph or other communication or information transmission services, as well as developing utility technology companies and holding companies which derive at least 40% of their revenues from utility-related activities.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of September 15, 2000, the trustees and officers of the Trust as a group owned less than 1% of all classes of outstanding shares of the Trust.

         To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Trust's equity securities as of September 15, 2000, and the percentage of the outstanding shares held by such holders are set forth below:



                                                                              Percent
                                                                              Owned of
                                                           Percent             Record
Name and Address of                                        Owned of              and
Beneficial Owner                                           Record*           Beneficially
----------------                                           -------           ------------
AIM BALANCED FUND -
     Class A shares

Merrill Lynch Pierce Fenner & Smith                         11.97%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

American Express Trust Co.                                   8.01%              - 0 -
FBO American Express Trust
Retirement Service Plans
1200 Northstar
West P.O. Box 534
Minneapolis, MN 55440-0534

     Class B shares

Merrill Lynch Pierce Fenner & Smith                         10.30%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

     Class C shares

Merrill Lynch Pierce Fenner & Smith                         23.49%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246




----------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                              Percent
                                                                              Owned of
                                                           Percent             Record
Name and Address of                                        Owned of              and
Beneficial Owner                                           Record*           Beneficially
----------------                                           -------           ------------
AIM EUROPEAN SMALL COMPANY FUND -
     Class A shares

A I M Advisors, Inc.                                        24.83%              - 0 -
ATTN: David Hessel
11 Greenway Plaza, Suite 100
Houston, TX 77046

     Class B shares

Merrill Lynch Pierce Fenner & Smith                         50.20%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

First Union Securities, Inc.                                - 0 -                5.69%
H. S. Joachim Family
111 East Kilbourn Avenue
Milwaukee, WI 53202

     Class C shares

Dain Rauscher Incorporated                                  - 0 -               19.30%
FBO Tobias Hlavinka
P.O. Box 1068
East Bernard, TX 77435-1068

First Clearing Corporation                                  - 0 -                9.87%
Harry J. Owens
P.O. Box 524
Longview, TX 75606-0524

First Trust Corp., Trustee                                  - 0 -                8.27%
FBO E. Scott Nielsen
P.O. Box 173301
Denver, CO 80217-3301

Merrill Lynch Pierce Fenner & Smith                          7.84%               - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246




----------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                              Percent
                                                                              Owned of
                                                           Percent             Record
Name and Address of                                        Owned of              and
Beneficial Owner                                           Record*           Beneficially
----------------                                           -------           ------------
First Union Securities, Inc.                                - 0 -                6.76%
Venita N. Giles
Mark H. Lawley
111 East Kilbourn Avenue
Milwaukee, WI 53202

James J. Murata, Trustee                                    - 0 -                6.61%
James J. Murata Revocable Trust
3117 Westminster Dr.
Boca Raton, FL 33496-2521

AIM GLOBAL UTILITIES FUND -
     Class A shares

Charles Schwab & Co., Inc.                                  16.65%              - 0 -
Reinvestment Account
101 Montgomery Street
San Francisco, CA 94104-0000

     Class B shares

Merrill Lynch Pierce Fenner & Smith                          8.07%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

     Class C shares

Merrill Lynch Pierce Fenner & Smith                         11.34%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

AIM INTERNATIONAL EMERGING GROWTH FUND -
     Class A shares

A I M Advisors, Inc.                                        38.52%              - 0 -
ATTN:  David Hessel
11 Greenway Plaza, Suite 100
Houston, TX 77046




----------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                              Percent
                                                                              Owned of
                                                           Percent             Record
Name and Address of                                        Owned of              and
Beneficial Owner                                           Record*           Beneficially
----------------                                           -------           ------------

Bear Stearns Securities Corp.                                6.74%             - 0 -
1 Metrotech Center North
Brooklyn, NY 11201-3859

     Class B shares

Merrill Lynch Pierce Fenner & Smith                         21.64%             - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

Dain Rauscher Inc.                                          - 0 -               7.67%
FBO Dr. Oscar R. Mangani &
Dr. Ragini D. Lakhla
Mangani-Lakhia Pathology Lab
10161 Harwin Drive
Houston, TX 77036

     Class C shares

Dain Rauscher Incorporated                                  - 0 -              13.87%
FBO Tobias Hlavinka
P.O. Box 1068
East Bernard, TX 77435-1068

DLJSC, Custodian                                            - 0 -              13.47%
FBO Erwin Steiner
15 Duckhook Circle
Lake Wylie, SC 29710-9214

Simpson Electric Co., Inc.                                  - 0 -               8.42%
Danny Simpson, Trustee
8100 Tower Point Drive
Charlotte, NC 28227-7725

Donaldson Lufkin Jenrette
Securities Corporation, Inc.                                 7.56%             - 0 -
P.O. Box 2052
Jersey City, NJ 07303-2052

Painewebber                                                 - 0 -               7.20%
FBO Robert E. Binda, Jr
P.O. Box 3321
Weehawken, NJ 07087-8154




----------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                              Percent
                                                                              Owned of
                                                           Percent             Record
Name and Address of                                        Owned of              and
Beneficial Owner                                           Record*           Beneficially
----------------                                           -------           ------------

Donaldson Lufkin Jenrette
Securities Corporation, Inc.                                 6.99%              - 0 -
P.O. Box 2052
Jersey City, NJ 07303-9998

Donaldson Lufkin Jenrette
Securities Corporation, Inc.                                 5.19%              - 0 -
P.O. Box 2052
Jersey City, NJ 07303-9998

AIM NEW TECHNOLOGY FUND -
     Class A shares

Merrill Lynch Pierce Fenner & Smith                          8.52%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

A I M Advisors, Inc.                                         7.15%              - 0 -
Attn:  David Hessel
11 Greenway Plaza, Suite 100
Houston, TX 77046

Lanny H. Sachnowitz                                         - 0 -                6.93%
6317 Belmont Street
Houston, TX 77005

     Class B shares

Merrill Lynch Pierce Fenner & Smith                         13.58%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

     Class C shares

Merrill Lynch Pierce Fenner & Smith                         14.72%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246




----------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                              Percent
                                                                              Owned of
                                                           Percent             Record
Name and Address of                                        Owned of              and
Beneficial Owner                                           Record*           Beneficially
----------------                                           -------           ------------

NFSC                                                        - 0 -                5.87%
FBO Stanley J. Vinson
1531 Moonshadow Court
Sugar Land, TX 77479

AIM SELECT GROWTH FUND -
     Class B shares

Merrill Lynch Pierce Fenner & Smith                         14.70%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

     Class C shares

Merrill Lynch Pierce Fenner & Smith                         13.03%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

AIM SMALL CAP EQUITY FUND -
     Class A shares

Bear Stearns Securities Corp.                               29.64%              - 0 -
1 Metrotech Center North
Brooklyn, NY 11201-3859

A I M Advisors, Inc.                                        13.73%              - 0 -
ATTN:  David Hessel
11 Greenway Plaza, Suite 100
Houston, TX 77046

     Class B shares

Merrill Lynch Pierce Fenner & Smith                         14.03%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246




----------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                              Percent
                                                                              Owned of
                                                           Percent             Record
Name and Address of                                        Owned of              and
Beneficial Owner                                           Record*           Beneficially
----------------                                           -------           ------------

Class C shares

Donaldson Lufkin Jenrette
Securities Corporation, Inc.                                12.19%              - 0 -
P.O. Box 2052
Jersey City, NJ 07303-9998

Dain Rauscher Incorporated                                  - 0 -                9.76%
FBO Tobias Hlavinka
P.O. Box 1068
East Bernard, TX 77435-1068

Painewebber
FBO Eugene Singer                                           - 0 -                6.83%
P.O. Box 3321
Weehawken, NJ 07087-8154

AIM VALUE FUND -
     Class A shares

Merrill Lynch Pierce Fenner & Smith                         11.09%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

     Class B shares

Merrill Lynch Pierce Fenner & Smith                         14.16%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

     Class C shares

Merrill Lynch Pierce Fenner & Smith                         27.30%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246




----------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                              Percent
                                                                              Owned of
                                                           Percent             Record
Name and Address of                                        Owned of              and
Beneficial Owner                                           Record*           Beneficially
----------------                                           -------           ------------

AIM VALUE II FUND -
     Class A shares

A I M Advisors, Inc.                                         7.27%              - 0 -
ATTN:  David Hessel
11 Greenway Plaza, Suite 100
Houston, TX 77046

Charles Mitchell Minges, Trustee                            - 0 -                7.08%
P.O. Box 1639
Broone, NC 28607

Lanny H. Sachnowitz                                         - 0 -                5.96%
6317 Belmont Street
Houston, TX 77005

     Class B shares

Merrill Lynch Pierce Fenner & Smith                         10.85%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246

     Class C shares

Merrill Lynch Pierce Fenner & Smith                         29.55%              - 0 -
FBO The Sole Benefit of Customers
ATTN:  Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246



AIM EXPLORER FUND

         AIM provided the initial capitalization of the Fund and, accordingly, as of the date of this Statement of Additional Information, owned more than 25% of the issued and outstanding shares of the Fund and therefore could be deemed to "control" the Fund as that term is defined in the 1940 Act. It is anticipated that after commencement of the public offering of the Fund's shares, AIM will cease to control the Fund for purposes of the 1940 Act.


                                   MANAGEMENT

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always


----------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

to the objective(s), restrictions and policies of the applicable
Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

----------------------------------------------------------------------------------------------------------------------
                                                POSITIONS
  NAME, ADDRESS AND AGE                         HELD WITH               PRINCIPAL OCCUPATION DURING AT LEAST
                                                REGISTRANT                        THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
*ROBERT H. GRAHAM (54)                      Trustee, Chairman         Director, President and Chief Executive Officer,
                                            and President             A I M Management Group Inc.; Director and
                                                                      President, A I M Advisors, Inc.; Director and
                                                                      Senior Vice President, A I M Capital Management,
                                                                      Inc., A I M Distributors, Inc., A I M Fund
                                                                      Services, Inc. and Fund Management Company; and
                                                                      Director and Chief Executive Officer, Managed
                                                                      Products, AMVESCAP PLC.
----------------------------------------------------------------------------------------------------------------------

BRUCE L. CROCKETT (56)                      Trustee                   Director, ACE Limited (insurance company).
906 Frome Lane                                                        Formerly,  Director,  President and Chief
McLean, VA 22102                                                      Executive Officer, COMSAT Corporation; and
                                                                      Chairman, Board of Governors of INTELSAT
                                                                      (international communications company).
----------------------------------------------------------------------------------------------------------------------

OWEN DALY II (76)                           Trustee                   Formerly, Director, Cortland Trust Inc.
Six Blythewood Road                                                   (investment company), CF & I Steel Corp.,
Baltimore, MD 21210                                                   Monumental Life Insurance Company and Monumental
                                                                      General Insurance Company; and Chairman of the
                                                                      Board of Equitable Bancorporation.
----------------------------------------------------------------------------------------------------------------------

EDWARD K. DUNN, JR. (65)                    Trustee                   Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                       Mercantile Mortgage Corp.; Vice Chairman of the
8th Floor, Suite 805                                                  Board of Directors, President and Chief Operating
Baltimore, MD 21201                                                   Officer, Mercantile-Safe Deposit & Trust Co.; and
                                                                      President, Mercantile Bankshares.
----------------------------------------------------------------------------------------------------------------------

JACK FIELDS (48)                            Trustee                   Chief Executive Officer, Texana Global, Inc.
434 New Jersey Avenue, SE                                             (foreign trading company) and Twenty First
Washington, DC 20003                                                  Century Group, Inc. (governmental affairs
                                                                      company). Formerly, Member of the U.S. House of
                                                                      Representatives.
----------------------------------------------------------------------------------------------------------------------

**CARL FRISCHLING (63)                      Trustee                   Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                      firm).
New York, NY 10022
----------------------------------------------------------------------------------------------------------------------



----------


* A trustee who is an interested person of the trust and AIM as defined in the 1940 Act.


** A trustee who is an "interested person" of the Trust as defined in the 1940 Act.

----------------------------------------------------------------------------------------------------------------------
                                                POSITIONS
  NAME, ADDRESS AND AGE                         HELD WITH               PRINCIPAL OCCUPATION DURING AT LEAST
                                                REGISTRANT                        THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
PREMA MATHAI-DAVIS (50)                     Trustee                   Formerly, Chief Executive Officer, YWCA of the
370 East 76th Street                                                  U.S.A.
New York, NY 10021
----------------------------------------------------------------------------------------------------------------------

LEWIS F. PENNOCK (58)                       Trustee                   Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX 77057
----------------------------------------------------------------------------------------------------------------------

LOUIS S. SKLAR (61)                         Trustee                   Executive Vice President, Development and
The Williams Tower                                                    Operations, Hines Interests Limited Partnership
50th Floor                                                            (real estate development).
2800 Post Oak Blvd.
Houston, TX 77056
----------------------------------------------------------------------------------------------------------------------

GARY T. CRUM (53)                           Senior Vice               Director and  President,  A I M Capital Management,
                                            President                 Inc.; Director and Executive Vice President, A I M
                                                                      Management Group Inc.; Director and Senior Vice
                                                                      President, A I M Advisors, Inc.; and Director,
                                                                      A I M Distributors, Inc. and AMVESCAP PLC.
----------------------------------------------------------------------------------------------------------------------

CAROL F. RELIHAN (46)                       Senior Vice               Director, Senior Vice President, General Counsel
                                            President and             and Secretary, A I M Advisors, Inc.; Senior Vice
                                            Secretary                 President, General Counsel and Secretary, A I M
                                                                      Management Group Inc.; Director, Vice President
                                                                      and General Counsel, Fund Management Company;
                                                                      Vice President and General Counsel, A I M Fund
                                                                      Services, Inc.; and Vice President, A I M Capital
                                                                      Management, Inc. and A I M Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------

DANA R. SUTTON (41)                         Vice President            Vice President and Fund Controller, A I M
                                            and Treasurer             Advisors, Inc.; and Assistant Vice President and
                                                                      Assistant Treasurer, Fund Management Company.
----------------------------------------------------------------------------------------------------------------------

ROBERT G. ALLEY (52)                        Vice President            Senior Vice President, A I M Capital Management,
                                                                      Inc.; and Vice President, A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------

STUART W. COCO (45)                         Vice President            Senior Vice President, A I M Capital Management,
                                                                      Inc.; and Vice President, A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                POSITIONS
  NAME, ADDRESS AND AGE                         HELD WITH               PRINCIPAL OCCUPATION DURING AT LEAST
                                                REGISTRANT                        THE PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------

MELVILLE B. COX (57)                        Vice President            Vice President and Chief Compliance Officer,
                                                                      A I M Advisors, Inc., A I M Capital Management,
                                                                      Inc., A I M Distributors, Inc., A I M Fund
                                                                      Services, Inc. and Fund Management Company
----------------------------------------------------------------------------------------------------------------------

KAREN DUNN KELLEY (40)                      Vice President            Senior Vice President, A I M Capital Management,
                                                                      Inc.; and Vice President, A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------

EDGAR M. LARSEN (60)                        Vice President            Vice President, A I M Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------



         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.


         The members of the Investments Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, [Graham], Pennock and Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.


         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock and Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as trustees, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected, and (ii) that the Nominating and Compensation Committee or the Board, as applicable, shall make the final determination of persons to be nominated.

         All of the Trust's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM.

Remuneration of Trustees

         Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any committee thereof. Each trustee who is not also an officer of the Trust is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust during the year ended December 31, 1999:


----------------------------------------------------------------------------------------------------
                                                           RETIREMENT
                                          AGGREGATE           BENEFITS                 TOTAL
                                      COMPENSATION FROM       ACCRUED              COMPENSATION
                                             THE               BY ALL              FROM ALL AIM
TRUSTEE                                    TRUST(1)         AIM FUNDS(2)             FUNDS(3)
----------------------------------------------------------------------------------------------------
Charles T. Bauer(4)                      $         0       $        0             $          0
----------------------------------------------------------------------------------------------------
Bruce L. Crockett                             23,116           37,485                  103,500
----------------------------------------------------------------------------------------------------
Owen Daly II                                  23,116          122,898                  103,500
----------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.                           21,954           55,565                  103,500
----------------------------------------------------------------------------------------------------
Jack Fields                                   22,660           15,826                  101,500
----------------------------------------------------------------------------------------------------
Carl Frischling(5)                            23,116           97,791                  103,500
----------------------------------------------------------------------------------------------------
Robert H. Graham                                   0                0                        0
----------------------------------------------------------------------------------------------------
Prema Mathai-Davis                            21,474           11,870                  101,500
----------------------------------------------------------------------------------------------------
Lewis F. Pennock                              23,116           45,766                  103,500
----------------------------------------------------------------------------------------------------
Ian W. Robinson(6)                             5,618           94,442                   25,000
----------------------------------------------------------------------------------------------------
Louis S. Sklar                                22,664           90,232                  101,500
----------------------------------------------------------------------------------------------------


----------

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 1999, including earnings thereon, was $176,057.

(2) During the fiscal year ended December 31,1999, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $54,659. Data reflects compensation estimated for the calendar year ended December 31, 1999.

(3) Each trustee serves as a director or trustee of at least 12 registered investment companies advised by AIM. Data reflects total compensation for the calendar year ended December 31, 1999.


(4) Mr. Bauer was a trustee and officer until September 30, 2000, when he retired.

(5) During the fiscal year ended December 31,1999, the Trust paid $93,776 in legal fees to Mr. Frischling's law firm, Kramer Levin Naftalis & Frankel LLP, for services rendered to the dis-interested trustees of the Trust. Mr. Frischling, a trustee of the Trust, is a partner in such firm.


(6) Mr. Robinson was a trustee until March 12, 1999, when he retired.

AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each trustee (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible trustee has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the trustee) and based on the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.


         Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson and Sklar and Dr. Mathai-Davis are 13, 13, 2, 3, 23, 18, 11, 10, and 1 years, respectively.


                 ESTIMATED ANNUAL BENEFITS UPON RETIREMENT

           --------------------------------------------------
                 Number of Years          Annual Retirement
                 of Service With            Compensation
                 Applicable AIM             Paid By All
                     Funds                   Applicable
                                             AIM Funds
           --------------------------------------------------
                      10                     $67,500
           --------------------------------------------------
                       9                     $60,750
           --------------------------------------------------
                       8                     $54,000
           --------------------------------------------------
                       7                     $47,250
           --------------------------------------------------
                       6                     $40,500
           --------------------------------------------------
                       5                     $33,750
           --------------------------------------------------

Deferred Compensation Agreements

Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Agreements, the Deferring Trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of five (5) or ten (10) years (depending on the Compensation Agreement) beginning on the date the Deferring Trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such Deferring Trustee's death. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


                     INVESTMENT ADVISORY AND OTHER SERVICES

         AIM was organized in 1976, and along with its subsidiaries, manages or advises over 125 investment portfolios encompassing a broad range of investment objectives. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, A I M Distributors, Inc. ("AIM Distributors"). AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management" herein.

         AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees to (a) pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Trustees reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Trust, on behalf of each Fund, has entered into a Master Investment Advisory Agreement, dated June 1, 2000, as amended. A prior investment advisory agreement with substantially similar terms to the Master Investment Advisory Agreement was in effect prior to June 1, 2000. The Master Investment Advisory Agreement will remain in effect until June 30, 2001, and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees and by the affirmative vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The agreement provides that either party may terminate such agreement on 60 days' written notice without penalty. The agreement terminates automatically in the event of its assignment.

         In addition, if a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Master Investment Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and
(f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

         Under the terms of the Master Investment Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Pursuant to the Master Investment Advisory Agreement, AIM receives a fee from AIM BALANCED FUND calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

                           NET ASSETS                         ANNUAL RATE
                           ----------                         -----------
                      First $150 million                         0.75%
                      Amount over $150 million                   0.50%

         Pursuant to the Master Investment Advisory Agreement, AIM receives a fee from AIM SELECT GROWTH FUND and AIM VALUE FUND calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

                           NET ASSETS                         ANNUAL RATE
                           ----------                         -----------
                      First $150 million                          0.80%
                      Amount over $150 million                    0.625%

         Pursuant to the Master Investment Advisory Agreement, AIM receives a fee from AIM GLOBAL UTILITIES FUND calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

                           NET ASSETS                         ANNUAL RATE
                           ----------                         -----------
                      First $200 million                         0.60%
                      Next $300 million                          0.50%
                      Next $500 million                          0.40%
                      Amount over $1 billion                     0.30%

         Pursuant to the Master Investment Advisory Agreement, AIM receives a fee from AIM EUROPEAN SMALL COMPANY FUND and AIM INTERNATIONAL EMERGING GROWTH FUND calculated at the following annual rate, based on the average daily net assets of each Fund during the year:

                           NET ASSETS                         ANNUAL RATE
                           ----------                         -----------

                           All Assets                            0.95%

         Pursuant to the Master Investment Advisory Agreement, AIM receives a fee from AIM NEW TECHNOLOGY FUND calculated at the following annual rate, based on the average daily net assets of the Fund during the year:

                           NET ASSETS                         ANNUAL RATE
                           ----------                         -----------
                           All Assets                            1.00%

         Pursuant to the Master Investment Advisory Agreement, AIM receives a fee from AIM SMALL CAP EQUITY FUND calculated at the following annual rate, based on the average daily net assets of the Fund during the year:

                           NET ASSETS                         ANNUAL RATE
                           ----------                         -----------
                           All Assets                           0.85%

         Pursuant to the Master Investment Advisory Agreement, AIM receives a fee from AIM VALUE II FUND calculated at the following annual rate, based on the average daily net assets of the Fund during the year:

                           NET ASSETS                         ANNUAL RATE
                           ----------                         -----------
                           All Assets                           0.75%


         Pursuant to the Master Investment Advisory Agreement, AIM receives a fee from AIM EXPLORER FUND calculated at the following annual rate, based on the average daily net assets of the Fund during the year:



                           NET ASSETS                         ANNUAL RATE
                           ----------                         -----------
                           First $1 billion                     0.85%
                           Amount over $1 billion               0.80%


         AIM has voluntarily agreed, effective July 1, 2000, to waive advisory fees payable by AIM VALUE FUND in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion, so that the effective fee schedule is as follows:

                           NET ASSETS                         ANNUAL RATE
                           ----------                         -----------
         First $150 million                                     0.80%
         Over $150 million to and including $5 billion          0.625%
         Over $5 billion to and including $10 billion           0.60%
         Over $10 billion to and including $15 billion          0.575%
         Over $15 billion to and including $20 billion          0.55%
         Over $20 billion to and including $25 billion          0.525%
         Over $25 billion to and including $30 billion          0.50%
         Over $30 billion to and including $35 billion          0.475%
         Over $35 billion                                       0.45%

         In addition, pursuant to a prior fee waiver arrangement, AIM waived through June 30, 2000 a portion of its advisory fees payable by AIM VALUE FUND, so that the effective fee schedule was as follows: 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. During the year ended December 31, 1999, AIM VALUE FUND waived 0.02% in advisory fees.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         Each Fund paid to AIM the following management fees net of any expense limitations and fee waivers for the years ended December 31, 1999, 1998 and 1997:

                                                                    1999              1998              1997
                                                                    ----              ----              ----
         AIM Balanced Fund................................     $  13,624,208      $  9,043,320     $  4,789,939
         AIM Global Utilities Fund........................         1,802,726         1,652,662        1,440,692
         AIM Select Growth Fund...........................         5,507,389         4,362,261        3,901,342
         AIM Value Fund...................................       136,059,101        94,937,000       72,810,450

         For the fiscal years ended December 31, 1999, 1998 and 1997, AIM waived advisory fees for each Fund as follows:

                                                                  1999              1998               1997
                                                                  ----              ----               ----

         AIM Balanced Fund................................         -0-               -0-                -0-
         AIM Global Utilities Fund........................         -0-               -0-                -0-
         AIM Select Growth Fund...........................         -0-               -0-                -0-
         AIM Value Fund...................................     $5,137,356        $3,423,939         $2,501,999

         For the fiscal years ended December 31, 1999, 1998 and 1997, AIM did not reimburse expenses of any of the Funds.

         The Trust pays all expenses not specifically assumed by AIM or AIM Distributors including compensation and expenses of trustees who are not directors, officers or employees of AIM, AIM Distributors or any other affiliates of AIM Management; registration, filing and other fees in connection with filings with regulatory authorities; the fees and expenses of independent accountants; costs of printing and mailing registration statements, prospectuses, proxy statements, and annual and periodic reports to shareholders; custodian and transfer agent fees; brokerage commissions and securities transactions costs incurred by the Funds; taxes and corporate fees; legal fees incurred in connection with the affairs of the Funds; and expenses of meetings of shareholders and trustees.

         AIM and the Trust have entered into a Master Administrative Services Agreement, as amended, pursuant to which AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares and is reimbursed under the Master Administrative Services Agreement for the services of a principal financial officer of the Trust and her staff. The Master Administrative Services Agreement between the Trust and AIM provides that AIM may perform or arrange for the provision of certain accounting, and other administrative services to each Fund which are not required to be performed by AIM under the Master Investment Advisory Agreement. The Master Administrative Services Agreement will continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the "dis-interested" trustees, by votes cast in person at a meeting called for such purpose.

         The Funds paid AIM the following amounts, which represented the indicated annualized percentage of average net assets for such period, as reimbursement of administrative services costs for the years ended December 31, 1999, 1998 and 1997:

                                             1999                         1998                     1997
                                             ----                         ----                     ----

                                                 PERCENTAGE OF              PERCENTAGE OF              PERCENTAGE OF
                                                   AVERAGE                     AVERAGE                    AVERAGE
                                   AMOUNT PAID    NET ASSETS    AMOUNT PAID   NET ASSETS   AMOUNT PAID   NET ASSETS
                                   -----------    ----------    -----------   ----------   -----------   ----------
AIM Balanced Fund...............    $158,046        0.006%      $  104,952      0.006%     $   87,375       0.01%
AIM Global Utilities Fund.......      88,999         0.03%          85,383       0.03%         77,375       0.03%
AIM Select Growth Fund..........     110,205         0.01%          78,567       0.01%         74,201       0.01%
AIM Value Fund..................     631,457        0.003%         323,939      0.002%        225,784      0.002%


         In addition, the Transfer Agency and Service Agreement between the Trust and A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.


                             THE DISTRIBUTION PLANS


         THE CLASS A AND C PLAN. The Trust has adopted a Master Distribution Plan, as amended, pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). Such plan provides that for AIM EUROPEAN SMALL COMPANY FUND, AIM EXPLORER FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM NEW TECHNOLOGY FUND, AIM SMALL CAP EQUITY FUND AND AIM VALUE II FUND the Class A shares pay 0.35% per annum of their average daily net assets and for AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND AND AIM VALUE FUND, the Class A shares pay 0.25% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A Shares. Such plan provides that the Class C shares pay compensation to AIM Distributors at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own such shares of a Fund. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature, expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.


         Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions including AIM Distributors, acting as principal, for providing continuing personal shareholder services to their customers who purchase and own shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions including AIM Distributors, acting as principal, in excess of such amount would be characterized as an asset-based sales charge pursuant to the Class A and C Plan.

         THE CLASS B PLAN. The Trust has also adopted a Master Distribution Plan, as amended, pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.

         BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Trust; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation.

         The Trust may also enter into Variable Group Annuity Contractholder Service Agreements ("Variable Contract Agreements") on behalf of the Funds authorizing payments to selected insurance companies offering variable annuity contracts to employers as funding vehicles for retirement plans qualified under
Section 401(a) of the Code. Services provided pursuant to such Variable Contract Agreements may include some or all of the following: answering inquiries regarding the Fund and the Trust; performing sub-accounting; establishing and maintaining contractholder accounts and records; processing and bunching purchase and redemption transactions; providing periodic statements of contract account balances; forwarding such reports and notices to contractholders relative to the Fund as deemed necessary; generally, facilitating communications with contractholders concerning investments in a Fund on behalf of plan participants; and performing such other administrative services as deemed to be necessary or desirable, to the extent permitted by applicable statute, rule or regulation to provide such services.

         Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

         In addition, Shareholder Service Agreements may be permitted under the Plans for bank trust departments and brokers for bank trust departments which provide shareholder services to their customers.

         AIM Distributors, acting as principal, may also enter into Shareholder Service Agreements with the Funds, substantially identical to those agreements entered into with investment dealers or other financial institutions, authorizing payments to AIM Distributors for providing continuing personal shareholder services to those customers for which AIM Distributors serves as dealer of record.

         Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by the Funds and their respective classes.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         For the year ended December 31, 1999, the various classes of the Funds paid to AIM Distributors the following amounts pursuant to the Plans:

                                               CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
                                               --------------             --------------            --------------

AIM Balanced Fund.......................        $  3,755,133            $   10,013,693              $  1,464,190
AIM Global Utilities Fund...............             500,106                 1,165,993                    39,036
AIM Select Growth Fund..................             896,196                 4,672,685                   134,325
AIM Value Fund..........................          26,140,479               116,152,779                 4,781,281

         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds under the Class A and C Plan during the year ended December 31, 1999, was as follows:

                                                                 PRINTING                     COMPENSATION
                                               ADVERTISING     AND MAILING      SEMINARS        TO DEALERS
                                               -----------     -----------      --------        ----------
AIM Balanced Fund..........................    $   118,519     $    11,106      $  28,773     $     3,596,735
AIM Global Utilities Fund..................          3,311             311            836             495,648
AIM Select Growth Fund.....................         11,864           1,102          2,881             880,350
AIM Value Fund.............................        401,488          37,437         97,758          25,603,796

         An estimate by category of the allocation of actual fees paid by the Funds under the Class B Plan during the year ended December 31, 1999, was as follows:

                                                                               COMPENSATION     COMPENSATION
                                                  PRINTING AND                      TO               TO
                                     ADVERTISING     MAILING     SEMINARS      UNDERWRITERS        DEALERS
                                     -----------     -------     --------      ------------        -------
AIM Balanced Fund................... $    404,810   $  38,350   $  103,333    $    7,510,270    $    1,956,931
AIM Global Utilities Fund...........       19,626       1,823        4,766           874,495           265,284
AIM Select Growth Fund..............       62,281       5,914       15,431         3,504,514         1,084,546
AIM Value Fund......................    2,728,649     254,704      666,084        87,113,351        25,388,347

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds under the Class A and C Plan during the year ended December 31, 1999, was as follows:

                                                                             COMPENSATION     COMPENSATION
                                                  PRINTING AND                     TO              TO
                                     ADVERTISING     MAILING    SEMINARS      UNDERWRITERS       DEALERS
                                     -----------     -------    --------      ------------       -------
AIM Balanced Fund...................  $     -0-      $     -0-    $    -0-    $    835,196    $   628,994
AIM Global Utilities Fund...........        -0-            -0-         -0-          24,428         14,608
AIM Select Growth Fund..............        -0-            -0          -0-          68,795         65,530
AIM Value Fund......................        -0-            -0-         -0-       3,259,285      1,521,996

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Independent Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         The Plans requires AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Independent Trustees.

         The Plans may be terminated by the vote of a majority of the Independent Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the trustees, including a majority of the Independent Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees. In the event the Class A and C Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid by holders of Class A shares under the Class A and C Plan, the Class B shares of the Funds will no longer convert into Class A shares of the Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will
(i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.


         The principal differences between the Class A and C Plan and the Class B Plan are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.35% of average daily net assets of the Class A shares of AIM EUROPEAN SMALL COMPANY FUND, AIM EXPLORER FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM NEW TECHNOLOGY FUND, AIM SMALL CAP EQUITY FUND AND AIM VALUE II FUND, and of up to 0.25% of average daily net assets of the Class A shares of AIM BALANCED FUND, AIM GLOBAL UTILITIES FUND, AIM SELECT GROWTH FUND AND AIM VALUE FUND, as compared to 1.00% of such assets of each Fund's Class B and Class C shares; (ii) the Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors, unless there has been a complete termination of the Class B Plan (as defined in such Plan); and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.



                                 THE DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of Class A, Class B and Class C shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors.

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it requires a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of a Fund and its Class B shareholders to pay contingent deferred sales charges.

         From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreements relating to Class B shares in order to finance distribution expenditures in respect of Class B shares.

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the years ending December 31, 1999, 1998 and 1997:

                                                 1999                    1998                    1997
                                                 ----                    ----                    ----

                                          SALES       AMOUNT       SALES     AMOUNT         SALES      AMOUNT
                                         CHARGES     RETAINED     CHARGES    RETAINED      CHARGES    RETAINED
                                         -------     --------     -------    --------      -------    ---------
AIM Balanced Fund..................   $ 4,738,340  $   823,856 $ 6,719,092  $1,172,743  $ 4,100,493  $   672,146
AIM Global Utilities Fund..........       363,844       56,996     407,940      71,338      376,255       57,864
AIM Select Growth Fund.............     1,100,704      176,131     778,128     136,229      895,672      143,669
AIM Value Fund.....................    47,407,647    7,218,373  30,111,088   4,259,204   31,118,672    4,660,735

         The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the years ended December 31, 1999, 1998 and 1997, and by Class C shareholders for the years ended December 31, 1999 and 1998, and for the period from August 4, 1997 through December 31, 1997:

                                                              1999              1998             1997
                                                              ----              ----             ----
AIM Balanced Fund....................................     $    150,341     $    106,255       $    99,075
AIM Global Utilities Fund............................           67,367           71,709            88,250
AIM Select Growth Fund...............................           75,951          105,783           109,547
AIM Value Fund.......................................        1,053,955        1,498,642         1,752,662


                      SALES CHARGES AND DEALER CONCESSIONS


         CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM Emerging Growth Fund, AIM European Development Fund, AIM European Small Company Fund, AIM Euroland Growth Fund, AIM Explorer Fund, AIM Global Utilities Fund, AIM International Emerging Growth Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Equity Fund, AIM Mid Cap Growth Fund, AIM Mid Cap Opportunities Fund, AIM New Technology Fund, AIM Select Growth Fund, AIM Small Cap Equity Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund, AIM Value II Fund and AIM Weingarten Fund.


                                                                                                      Dealer
                                                                                                    Concession
                                                                 Investor's Sales Charge          ---------------
                                                              ------------------------------           As a
                                                                    As a              As a          Percentage
                                                                 Percentage        Percentage         of the
                                                               of the Public       of the Net         Public
                    Amount of Investment in                       Offering           Amount          Offering
                      Single Transaction(1)                        Price            Invested           Price
                  ----------------------------                ----------------   --------------   ---------------
                           Less than $   25,000                      5.50%            5.82%             4.75%
              $ 25,000 but less than $   50,000                      5.25             5.54              4.50
              $ 50,000 but less than $  100,000                      4.75             4.99              4.00
              $100,000 but less than $  250,000                      3.75             3.90              3.00
              $250,000 but less than $  500,000                      3.00             3.09              2.50
              $500,000 but less than $1,000,000                      2.00             2.04              1.60


----------

(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.

         CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications and Technology Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Growth Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.


                                                                                                       Dealer
                                                                                                    Concession
                                                                 Investor's Sales Charge          ---------------
                                                              ---------------------------------        As a
                                                                    As a              As a           Percentage
                                                                 Percentage        Percentage         of the
                                                                of the Public      of the Net         Public
                     Amount of Investment in                      Offering           Amount          Offering
                      Single Transaction(1)                        Price            Invested           Price
                  ----------------------------                ----------------   --------------   ---------------
                           Less than $   50,000                      4.75%            4.99%             4.00%
              $ 50,000 but less than $  100,000                      4.00             4.17              3.25
              $100,000 but less than $  250,000                      3.75             3.90              3.00
              $250,000 but less than $  500,000                      2.50             2.56              2.00
              $500,000 but less than $1,000,000                      2.00             2.04              1.60

         CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                                     Dealer
                                                                                                   Concession
                                                                 Investor's Sales Charge         ---------------
                                                              ------------------------------          As a
                                                                   As a              As a          Percentage
                                                                Percentage        Percentage         of the
                                                               of the Public      of the Net         Public
                    Amount of Investment in                      Offering           Amount          Offering
                      Single Transaction(1)                        Price           Invested           Price
                  ----------------------------                ----------------   ------------    ---------------
                           Less than $  100,000                     1.00%             1.01%            0.75%
              $100,000 but less than $  250,000                     0.75              0.76             0.50
              $250,000 but less than $1,000,000                     0.50              0.50             0.40


         There is no sales charge on purchases of $1,000,000 or more of Category I, II or III funds; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

         ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

         In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Find's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

         AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Exempt Intermediate Fund as follows: 1% of the first $2 million or such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         Exchanges of AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares are considered sales of such Class B shares or Class C shares for purposes of the sales charges and dealer concessions discussed above.

         AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.


                       REDUCTIONS IN INITIAL SALES CHARGES

         Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B shares and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         The term "purchaser" means:

         o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

         o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

                  a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

                  b. each transmittal must be accompanied by a single check or wire transfer; and

                  c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

         o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;

         o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE
                  IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

         o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

         1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) Class B and Class C shares of AIM Floating Rate Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

         Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

         To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds and (iii) Class B and Class C shares of AIM Floating Rate Fund) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contract purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) Class B and Class C shares of AIM Floating Rate Fund) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

         The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o        AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds,(--Registered Trademark--) and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

         o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

         o        Purchases through approved fee-based programs;

         o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time; and

         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund.

         As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.


                   CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

Former GT Global funds Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution form any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section

401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under
Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


         Former GT Global funds Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


         CDSCs will not apply to the following:

         o Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement account,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o        Investment account(s) of AIM; and

         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

         Upon the redemption of shares of funds in sales charge Categories I and II (see "Sales Charges and Dealer Concessions") purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

         o        Shares held more than 18 months;

         o Redemptions from employee benefit plans designated as qualified purchases, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o        Private foundations or endowment funds;

         o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

         o Shares acquired by exchange from Class A shares of funds in sales charge Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.


                        HOW TO PURCHASE AND REDEEM SHARES

         A description of the manner in which shares of the Funds may be purchased appears in the Prospectus under the headings "Purchasing Shares - How to Purchase Shares."

         The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are listed under the caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value." You may also be charged a transaction or other fee by the financial institution managing your account.

         Complete information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in each Prospectus under the caption "Exchanging Shares."

         Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the caption "Redeeming Shares - How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. AIM intends to redeem all shares of the Funds in cash.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         A Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the Fund. Net assets are the excess of a Fund's assets over its liabilities.

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

         For example, at the close of business on December 31, 1999, AIM VALUE FUND - Class A shares had 258,850,990 shares outstanding, net assets of $12,640,072,795 and a net asset value per share of $48.83. The offering price, therefore, was $51.67.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund, or

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

         o        a corporation

         o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under
                  Section 403(b)(7)

         o        the United States or any of its agencies or instrumentalities

         o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

         o a foreign government or any of its political subdivisions, agencies or instrumentalities

         o an international organization or any of its agencies or instrumentalities

         o        a foreign central bank of issue

         o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

         o a futures commission merchant registered with the Commodity Futures Trading Commission

         o        a real estate investment trust

         o an entity registered at all times during the tax year under the 1940 Act

         o        a common trust fund operated by a bank under Section 584(a)

         o        a financial institution

         o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

         o        a trust exempt from tax under Section 664 or described in
                  Section 4947

         Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                          NET ASSET VALUE DETERMINATION

         The net asset value of a share of each Fund is normally determined once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a share of each Fund is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE will generally be used. Net asset value per share is determined by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day, prior to the determination of net asset value. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost, which approximates market value.

         Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the customary trading session of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.


                                   TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         Each Fund is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. Accordingly, each Fund must, among other things, generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. Each Fund must diversify its holdings so that, at the end of each fiscal quarter: (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities).

         As a RIC, each Fund will generally not be subject to federal income tax ("FIT") on its income and gains distributed to shareholders if it currently distributes the sum of (i) at least 90% of its investment company taxable income (net investment taxable income and the excess of net short-term capital gains over net long-term capital losses) for the taxable year and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) (the "Distribution Requirement"). Distributions made by a Fund during its taxable year, or under certain circumstances within 12 months after the end of its taxable year, will be considered distributions made during the taxable year and will therefore satisfy the Distribution Requirement.

         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gains to redemptions of Fund shares and will reduce the amount of such income and gains that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The IRS has not published any guidance concerning the methods to be used in allocating investment income and capital gains to redemptions of shares. In the event that the IRS determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         Each Fund is subject to a nondeductible 4% excise tax if it does not meet certain distribution requirements under the Code. To avoid this excise tax, during each calendar year, each Fund must distribute: (1) at least 90% of its ordinary income (not taking into account any capital gains or losses) for the calendar year (except that any foreign currency gain or loss occurring after October 31 shall be taken into account the following year), (2) at least 98% of its capital gains in excess of its capital losses for the

12-month period ending on October 31, and (3) all ordinary income and capital gains from previous calendar years that were not distributed during such years. Dividends declared to shareholders of record on a date in October, November or December will be taxable to shareholders on December 31 in the year declared as long as the Fund pays the dividends no later than January 31 of the following year.

         The Code and the regulations promulgated thereunder are subject to change, and interpretations of the Code and the regulations may be modified or affected at any time by Congress, the Department of the Treasury or judicial decision. It should be noted that any such change could be applied retroactively.

         Section 1092 of the Code affects the taxation of certain transactions involving futures or options contracts. If a futures or options contract is part of a "straddle" (which could include another futures contract or underlying stock or securities), as defined in Section 1092 of the Code, then, generally, losses are deferred first to the extent that the modified "wash sale" rules of the Section 1092 regulations apply, and second to the extent of unrecognized gains on offsetting positions. Further, the Funds may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Sections 1092 and 246 of the Code and the regulations thereunder also suspend the holding periods for straddle positions with possible adverse effects regarding long-term capital gain treatment and the corporate dividends received deduction.

         Section 1256 of the Code generally requires that futures contracts and options on future contracts be "marked-to-market" at the end of each year for FIT purposes. Code Section 1256 further characterizes 60% of any capital gain or loss with respect to such futures and options contracts as long-term capital gain (taxable to noncorporate shareholders at a maximum rate of 20%) or loss and 40% as short-term capital gain or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

         The Funds may have invested in certain foreign currency transactions, the gain or loss from which may be subject to taxation as ordinary income or loss under Code Section 988.

         For federal income tax purposes, exercise of the reinstatement privilege with respect to Class A shares of a Fund that have not been held for more than ninety days may increase the amount of gain or reduce the amount of loss recognized in the original redemption transaction because the initial sales charge will not be taken into account in determining such gain or loss to the extent there has been a reduction in the initial sales charge that would otherwise be imposed upon reinvestment. Wash sale rules may defer any loss recognized.

         The Funds may engage in certain hedging transactions (such as short sales "against the box") that may result in "constructive sales" of offsetting appreciated positions under Section 1259 of the Code. In the event of such a constructive sale, a Fund will be deemed to recognize gain as if the offsetting position were sold or otherwise terminated at its fair market value and will take such gain into account in the taxable year in which the appreciated position was hedged unless the closed transaction exception applies.


         AIM EUROPEAN SMALL COMPANY FUND, AIM EXPLORER FUND, AIM GLOBAL UTILITIES FUND AND AIM INTERNATIONAL EMERGING GROWTH FUND: Pursuant to the investment objectives of the Funds, AIM EUROPEAN SMALL COMPANY FUND AND AIM INTERNATIONAL EMERGING GROWTH FUND will invest at least 65% of their respective total assets in foreign securities. AIM EXPLORER FUND AND AIM GLOBAL UTILITIES FUND may invest up to 80% of their respective total assets in foreign securities. Dividends and interest received by each Fund with respect to these investments may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% in value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, that Fund will be eligible to file an election with the IRS pursuant to which shareholders of that Fund will be required to include their proportionate share of such withholding taxes in their United States income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable income or, alternatively, use them as foreign tax credits to the extent allowed against their United States income taxes subject to certain provisions and limitations contained in the Code. If the election is made, that Fund will report annually to its shareholders the amount per share of such withholding taxes. Please note that such foreign tax credits are non-refundable and therefore cannot be claimed by certain retirement accounts and other persons not otherwise subject to United States income taxation.

                             SHAREHOLDER INFORMATION

         This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to AFS. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SHARE CERTIFICATES. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

         SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by AFS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AFS. To provide funds for payments made under the Systematic Withdrawal Plan, AFS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantages by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AFS as long as such request is received prior to the close of the customary trading session of the NYSE. AFS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. AFS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), present or future, with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AFS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AFS will also accept signature with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY INTERNET. An investor may effect transactions in his account through the Internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that AFS and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option, he will notify AFS in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

         DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

         For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

         Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to AFS and are effective as to any subsequent payment if such notice is received by AFS prior to the record date of such payment. Any dividend and distribution election remains in effect until AFS receives a revised written election by the shareholder.

         Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.


                            MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

         AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

AUDIT REPORTS

         The Board of Trustees will issue to shareholders semi-annually the Funds' financial statements. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG LLP, 700 Louisiana, Bank of America Building, Houston, Texas 77002, currently serves as the auditors of each Fund.

LEGAL MATTERS

         Certain legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

CUSTODIANS AND TRANSFER AGENT

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110 is custodian of all securities and cash of the Funds. Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. A I M Fund Services, Inc. (a wholly owned subsidiary of
AIM), P.O. Box 4739, Houston, Texas 77210-4739 acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodians and AFS such compensation as may be agreed upon from time to time.

         Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

         Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered into an agreement with the Trust (and certain other AIM Funds), First Data Investor Service Group and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

OTHER INFORMATION

         Each Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Company has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.


                              RATINGS OF SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P, Fitch IBCA, Inc. ("Fitch") and Duff & Phelps:


                              MOODY'S BOND RATINGS
                              --------------------

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                                S&P BOND RATINGS
                                ----------------

         S&P describes its ratings for corporate bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A:   Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.


                                S&P DUAL RATINGS
                                ----------------

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                       FITCH INVESTMENT GRADE BOND RATINGS
                       -----------------------------------

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.


                                 RATINGS OUTLOOK
                                 ---------------

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


                      FITCH SPECULATIVE GRADE BOND RATINGS
                      ------------------------------------

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+)( MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.


                         DUFF & PHELPS LONG-TERM RATINGS
                         -------------------------------

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than risk-free U.S. Treasury debt.

AA+, AA AND AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A AND A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB AND BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB AND BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B AND B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP:  Preferred stock with dividend arrearages.

                              FINANCIAL STATEMENTS





                                       FS

SCHEDULE OF INVESTMENTS

JUNE 30, 2000
(UNAUDITED)

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES-31.24%

AIRLINES-1.08%

Airplanes Pass Through
  Trust-Series D, Gtd. Sub.
  Bonds, 10.88%, 03/15/19         $    493,850   $      401,507
---------------------------------------------------------------
America West Airlines,
  Inc.,-Series C, Pass Through
  Ctfs., 6.86%, 07/02/04             4,010,286        3,875,180
---------------------------------------------------------------
American Airlines, Inc.-Series
  87-A, Equipment Trust Ctfs.,
  9.90%, 01/15/11                    2,955,000        3,290,865
---------------------------------------------------------------
AMR Corp., Deb., 10.00%,
  04/15/21                           4,300,000        4,590,207
---------------------------------------------------------------
Delta Air Lines, Inc.,
  Deb., 9.00%, 05/15/16              4,200,000        4,045,020
---------------------------------------------------------------
  Deb., 10.38%, 12/15/22             2,300,000        2,465,048
---------------------------------------------------------------
  Unsec. Notes, 7.90%, 12/15/09      5,800,000        5,475,420
---------------------------------------------------------------
  Series B, Medium Term Notes,
    8.52%, 01/30/04                  2,000,000        2,010,880
---------------------------------------------------------------
  Series C, Medium Term Notes,
    6.65%, 03/15/04                  2,900,000        2,741,399
---------------------------------------------------------------
Northwest Airlines Inc.-Series
  971B, Pass Through Ctfs.,
  7.25%, 07/02/14                    4,390,716        3,946,309
---------------------------------------------------------------
United Air Lines, Inc.,
  Deb., 9.75%, 08/15/21              3,600,000        3,473,820
---------------------------------------------------------------
  Series 95A2, Pass Through
    Ctfs., 9.56%, 10/19/18           3,750,000        4,138,425
---------------------------------------------------------------
                                                     40,454,080
---------------------------------------------------------------

AUTOMOBILES-0.50%

DaimlerChrysler N.A. Holding
  Corp., Gtd. Notes, 8.00%,
  06/15/10                           5,400,000        5,495,580
---------------------------------------------------------------
  Notes, 7.40%, 01/20/05             5,750,000        5,725,275
---------------------------------------------------------------
Ford Motor Co., Bonds 6.63%,
  10/01/28                           4,000,000        3,389,720
---------------------------------------------------------------
ROCS Chrysler Corp.-Series
  1998-1, Collateral Trust,
  6.50%, 08/01/18                    4,748,500        4,159,662
---------------------------------------------------------------
                                                     18,770,237
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-1.31%

BB&T Corp., Putable Sub. Notes,
  6.38%, 06/30/05                    6,110,000        5,716,822
---------------------------------------------------------------
Crestar Financial Corp., Sub.
  Notes, 8.75%, 11/15/04             3,750,000        3,890,100
---------------------------------------------------------------
Midland Bank PLC (United
  Kingdom), Yankee Sub. Notes,
  7.65%, 05/01/25                    2,105,000        2,098,496
---------------------------------------------------------------
Regions Financial Corp., Putable
  Sub. Notes, 7.75%, 09/15/24        6,300,000        6,330,492
---------------------------------------------------------------
Republic New York Corp., Sub.
  Deb., 9.50%, 04/15/14              5,400,000        5,977,314
---------------------------------------------------------------
  Sub. Notes, 9.70%, 02/01/09        4,600,000        5,033,826
---------------------------------------------------------------
Skandinaviska Enskilda Banken
  (Sweden), Sub. Yankee Notes,
  6.88%, 02/15/09                    8,500,000        7,859,780
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
BANKS (MAJOR REGIONAL)-(CONTINUED)

Union Planters Bank N.A., Unsec.
  Sub. Notes, 6.50%, 03/15/08     $ 14,000,000   $   12,258,680
---------------------------------------------------------------
                                                     49,165,510
---------------------------------------------------------------

BANKS (MONEY CENTER)-0.91%

Bank of Tokyo-Mitsubishi Ltd.
  (The) (Japan), Sr. Sub. Yankee
  Notes, 8.40%, 04/15/10             1,700,000        1,719,135
---------------------------------------------------------------
First Union Corp., Putable Sub.
  Deb., 6.55%, 10/15/35             11,100,000       10,474,071
---------------------------------------------------------------
  7.50%, 04/15/35                    4,200,000        4,142,586
---------------------------------------------------------------

NCNB Corp., Sub. Notes, 9.38%,
  09/15/09                           9,750,000       10,642,905
---------------------------------------------------------------
Santander Financial Issuances
  Ltd. (Cayman Islands), Unsec.
  Gtd. Yankee Sub. Notes, 7.25%,
  11/01/15                           5,000,000        4,638,950
---------------------------------------------------------------
Sanwa Finance Aruba AEC (Aruba),
  Gtd. Unsec. Sub. Notes, 8.35%,
  07/15/09                           2,550,000        2,543,528
---------------------------------------------------------------
                                                     34,161,175
---------------------------------------------------------------

BANKS (REGIONAL)-1.39%

Banponce Trust I-Series A, Gtd.
  Notes, 8.33%, 02/01/27             9,225,000        8,181,837
---------------------------------------------------------------

Mercantile Bancorp., Inc.,
  Unsec. Sub. Notes, 7.30%,
  06/15/07                          10,405,000       10,047,276
---------------------------------------------------------------
NBD Bank N.A. Michigan, Putable
  Sub. Deb., 8.25%, 11/01/24        17,150,000       17,675,476
---------------------------------------------------------------
Riggs Capital Trust II-Series C,
  Gtd. Sec. Bonds, 8.88%,
  03/15/27                           9,550,000        7,845,229
---------------------------------------------------------------
US Bancorp, Sub. Deb., 7.50%,
  06/01/26                           8,400,000        8,263,668
---------------------------------------------------------------
                                                     52,013,486
---------------------------------------------------------------

BEVERAGES (ALCOHOLIC)-0.26%

J Seagram & Sons, Gtd. Deb.,
  9.65%, 08/15/18                    8,500,000        9,657,955
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-2.54%

AT&T Corp.-Liberty Media Group,
  Bonds, 7.88%, 07/15/09             2,150,000        2,074,793
---------------------------------------------------------------
  Sr. Unsec. Deb., 8.25%,
    02/01/30                         8,600,000        7,944,250
---------------------------------------------------------------
British Sky Broadcasting Group
  PLC (United Kingdom), Sr.
  Unsec. Gtd. Yankee Notes,
  8.20%, 07/15/09                   14,370,000       13,556,227
---------------------------------------------------------------
Comcast Cable Communications,
  Unsec. Notes, 8.50%, 05/01/27      3,400,000        3,564,424
---------------------------------------------------------------
Continental Cablevision, Inc.,
  Sr. Deb., 9.50%, 08/01/13         14,000,000       15,306,060
---------------------------------------------------------------
Cox Communications, Inc., Unsec.
  Notes, 7.75%, 08/15/06             6,300,000        6,296,661
---------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  02/16/00-03/23/00; Cost
  $6,530,542)(a)                     6,550,000        6,517,970
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
BROADCASTING (TELEVISION, RADIO & CABLE)-(CONTINUED)

CSC Holdings Inc.,
  Sr. Unsec. Deb., 7.88%,
    02/15/18                      $  7,100,000   $    6,552,874
---------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%,
    12/15/07                        10,320,000       10,005,550
---------------------------------------------------------------
Lenfest Communications, Inc.,
  Sr. Unsec. Notes, 8.38%,
    11/01/05                         7,400,000        7,536,678
---------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 8.25%,
    02/15/08                         2,550,000        2,526,208
---------------------------------------------------------------
TCI Communications, Inc., Sr.
  Deb., 8.75%, 08/01/15              2,100,000        2,253,888
---------------------------------------------------------------
Tele-Communications, Inc., Sr.
  Deb., 9.80%, 02/01/12              9,650,000       10,980,156
---------------------------------------------------------------
                                                     95,115,739
---------------------------------------------------------------

CHEMICALS-0.35%

Airgas, Inc., Medium Term Notes,
  7.14%, 03/08/04                    6,700,000        6,364,464
---------------------------------------------------------------
Union Carbide Corp., Deb.,
  6.79%, 06/01/25                    6,750,000        6,597,787
---------------------------------------------------------------
                                                     12,962,251
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.89%

Comverse Technology, Inc., Conv.
  Unsec. Sub. Deb., 4.50%,
  07/01/05                           7,700,000       33,562,375
---------------------------------------------------------------

COMPUTERS (HARDWARE)-0.31%

Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 8.00%,
  05/01/03 (Acquired
  04/17/98-03/07/00; Cost
  $14,461,350)(a)                   15,870,000       11,505,750
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.84%

VERITAS Software Corp., Conv.
  Unsec. Disc. Notes, 1.86%,
  08/13/06(b)                       10,000,000       31,550,000
---------------------------------------------------------------

CONSUMER FINANCE-1.65%

Capital One Financial Corp.,
  Unsec. Notes, 7.25%, 05/01/06     11,640,000       10,737,434
---------------------------------------------------------------
CitiFinancial Credit Co.,
  Putable Notes,
  6.63%, 06/01/15                    2,000,000        1,963,040
---------------------------------------------------------------
  7.88%, 02/01/25                    4,000,000        4,030,680
---------------------------------------------------------------
Countrywide Home Loans,
  Inc.-Series H, Unsec. Gtd.
  Medium Term Sub. Notes, 6.25%,
  04/15/09                          13,700,000       11,967,909
---------------------------------------------------------------
General Motors Acceptance Corp.,
  Notes, 5.75%, 11/10/03            15,500,000       14,793,820
---------------------------------------------------------------
  Putable Notes, 9.00%,
    10/15/02(b)                      4,175,000        4,314,737
---------------------------------------------------------------
Household Finance Corp., Sr.
  Unsec. Notes, 8.00%, 05/09/05      3,825,000        3,854,261
---------------------------------------------------------------
MBNA Capital I-Series A, Gtd.
  Bonds, 8.28%, 12/01/26            12,415,000       10,406,998
---------------------------------------------------------------
                                                     62,068,879
---------------------------------------------------------------

ELECTRIC COMPANIES-2.51%

Arizona Public Service Co.,
  Unsec. Notes, 6.25%, 01/15/05      5,000,000        4,710,100
---------------------------------------------------------------
CMS Energy Corp., Sr. Unsec.
  Notes, 8.13%, 05/15/02             4,950,000        4,932,724
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
ELECTRIC COMPANIES-(CONTINUED)

Commonwealth Edison Co.-Series
  94, First Mortgage Notes,
  7.50%, 07/01/13                 $  9,300,000   $    8,979,987
---------------------------------------------------------------
El Paso Electric Co.,
  Series D, Sec. First Mortgage
    Bonds, 8.90%, 02/01/06           6,050,000        6,298,655
---------------------------------------------------------------
  Series E, Sec. First Mortgage
    Bonds, 9.40%, 05/01/11           2,600,000        2,741,752
---------------------------------------------------------------
Empire District Electric Co.
  (The), Sr. Notes, 7.70%,
  11/15/04                           8,550,000        8,545,127
---------------------------------------------------------------
Indiana Michigan Power
  Co.-Series F, Sec. Lease
  Obligation Bonds, 9.82%,
  12/07/22                           1,357,082        1,468,172
---------------------------------------------------------------
Niagara Mohawk Holdings Inc.,
  Series G, Sr. Unsec. Notes,
    7.75%, 10/01/08                 14,300,000       13,997,126
---------------------------------------------------------------
  Series H, Sr. Unsec. Disc.
    Notes, 8.50%, 07/01/10(b)       12,000,000        9,179,160
---------------------------------------------------------------
Public Service Company of New
  Mexico-Series A, Sr. Unsec.
  Notes, 7.10%, 08/01/05             7,850,000        7,630,279
---------------------------------------------------------------
Southern Energy, Inc., Sr.
  Notes, 7.90%, 07/15/09
  (Acquired 07/21/99-02/11/00;
  Cost $10,065,817)(a)              10,225,000        9,460,375
---------------------------------------------------------------
Texas-New Mexico Power Co., Sr.
  Sec. Notes, 6.25%, 01/15/09        5,800,000        4,978,430
---------------------------------------------------------------
UtiliCorp United, Inc., Sr.
  Unsec. Putable Notes, 6.70%,
  10/15/06                           6,350,000        6,194,362
---------------------------------------------------------------
Western Resources, Inc., Sr.
  Unsec. Notes, 7.13%, 08/01/09      6,000,000        4,915,440
---------------------------------------------------------------
                                                     94,031,689
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.23%

Israel Electric Corp. Ltd.
  (Israel), Yankee Deb., 7.75%,
  12/15/27 (Acquired 06/09/00;
  $3,819,213)(a)                     4,350,000        3,810,861
---------------------------------------------------------------
  Series E, Sr. Sec. Medium Term
    Yankee Notes, 7.75%,
    03/01/09 (Acquired 04/13/00;
    Cost $4,859,400)(a)              5,000,000        4,830,000
---------------------------------------------------------------
                                                      8,640,861
---------------------------------------------------------------

ENTERTAINMENT-0.63%

Time Warner Inc., Deb.,
  9.13%, 01/15/13                   13,640,000       14,826,407
---------------------------------------------------------------
  9.15%, 02/01/23                    7,850,000        8,615,218
---------------------------------------------------------------
                                                     23,441,625
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.34%

Associates Corp. of North
  America, Sr. Deb., 6.95%,
  11/01/18                          13,000,000       11,496,940
---------------------------------------------------------------
Beaver Valley Funding Corp.,
  Sec. Lease Obligations Deb.,
  9.00%, 06/01/17                   12,500,000       12,363,875
---------------------------------------------------------------
Citicorp Lease-Class A2, Series
  1999-1, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00; Cost $5,432,185)(a)      5,500,000        5,483,940
---------------------------------------------------------------
Dow Capital B.V. (Netherlands),
  Gtd. Yankee Deb., 9.20%,
  06/01/10                          10,250,000       11,374,527
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
FINANCIAL (DIVERSIFIED)-(CONTINUED)

General Electric Capital
  Corp.-Series A, Medium Term
  Notes, 7.38%, 01/19/10          $ 16,160,000   $   16,304,470
---------------------------------------------------------------
Heller Financial, Inc., Sr.
  Unsec. Notes,
  7.38%, 11/01/09                   11,600,000       10,920,704
---------------------------------------------------------------
  8.00%, 06/15/05                    9,700,000        9,678,951
---------------------------------------------------------------
Hutchison Delta Finance
  Ltd.-Series REGS (Cayman
  Islands), Conv. Unsec. Euro
  Notes, 7.00%, 11/08/02             2,250,000        2,643,750
---------------------------------------------------------------
Source One Mortgage Services
  Corp., Deb., 9.00%, 06/01/12       5,700,000        6,056,261
---------------------------------------------------------------
Sun Canada Financial Co., Gtd.
  Sub. Notes, 6.63%, 12/15/07
  (Acquired 10/14/99; Cost
  $1,402,095)(a)                     1,500,000        1,430,427
---------------------------------------------------------------
                                                     87,753,845
---------------------------------------------------------------

FOODS-0.62%

ConAgra, Inc.,
  Sr. Putable Notes, 6.70%,
    08/01/27                         7,500,000        6,903,975
---------------------------------------------------------------
  Sr. Unsec. Putable Notes,
    7.13%, 10/01/26                 12,755,000       12,316,993
---------------------------------------------------------------
Grand Metropolitan Investment
  Corp., Gtd. Bonds, 7.45%,
  04/15/35                           4,000,000        4,004,800
---------------------------------------------------------------
                                                     23,225,768
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.16%

Procter & Gamble Co. (The),
  Putable Deb., 8.00%, 09/01/24      5,650,000        5,980,243
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.73%

American General Finance Corp.,
  Sr. Notes, 8.45%, 10/15/09        10,900,000       11,208,688
---------------------------------------------------------------
John Hancock Global Funding II,
  Sec., Medium Term Notes,
  7.90%, 07/02/10 (Acquired
  06/23/00; Cost $5,686,377)(a)      5,700,000        5,739,330
---------------------------------------------------------------
Torchmark Corp., Notes,
  7.38%, 08/01/13                    3,000,000        2,643,840
---------------------------------------------------------------
  7.88%, 05/15/23                    9,200,000        7,829,844
---------------------------------------------------------------
                                                     27,421,702
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.24%

AIG SunAmerica Global Financing
  II, Sr. Sec. Notes, 7.60%,
  06/15/05 (Acquired 06/08/00;
  Cost $9,100,000)(a)                9,100,000        9,165,611
---------------------------------------------------------------

INSURANCE (PROPERTY & CASUALTY)-0.42%

GE Global Insurance Holdings
  Corp., Notes, 7.75%, 06/15/30      7,000,000        6,941,830
---------------------------------------------------------------
Terra Nova Insurance PLC (United
  Kingdom), Sr. Unsec. Gtd.
  Yankee Notes,
  7.00%, 05/15/08                    2,350,000        2,201,339
---------------------------------------------------------------
  7.20%, 08/15/07                    7,000,000        6,664,210
---------------------------------------------------------------
                                                     15,807,379
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
INVESTMENT BANKING/BROKERAGE-1.19%

Bear Stearns Cos., Inc., Sr.
  Unsec. Notes, 7.63%, 12/07/09   $  8,600,000   $    8,253,506
---------------------------------------------------------------
E*Trade Group Inc.,
  Conv. Sub Notes, 6.00%,
    02/01/07 (Acquired
    04/17/00-05/24/00; Cost
    $5,407,526)(a)                   6,100,000        5,566,250
---------------------------------------------------------------
  Conv. Unsec. Sub. Notes,
    6.00%, 02/01/07                  4,400,000        4,015,000
---------------------------------------------------------------
Lehman Brothers Holdings Inc.,
  Notes, 8.50%, 08/01/15            11,945,000       11,776,576
---------------------------------------------------------------
  Sr. Sub. Notes, 7.38%,
    01/15/07                         5,300,000        5,030,972
---------------------------------------------------------------
  Putable Sr. Notes, 8.80%,
    03/01/15                         9,855,000        9,959,660
---------------------------------------------------------------
                                                     44,601,964
---------------------------------------------------------------

NATURAL GAS-1.96%

CMS Panhandle Holding Co., Sr.
  Notes, 6.13%, 03/15/04             6,600,000        6,212,646
---------------------------------------------------------------
Enron Corp.,
  Sr. Sub. Deb., 8.25%, 09/15/12     4,300,000        4,389,010
---------------------------------------------------------------
  Series A, Medium Term Notes,
    8.38%, 05/23/05                  2,550,000        2,618,774
---------------------------------------------------------------
Ferrellgas Partners L.P.,-Series
  B, Sr. Sec. Gtd. Notes, 9.38%,
  06/15/06                           4,950,000        4,801,500
---------------------------------------------------------------
Kinder Morgan Energy Partners,
  L.P., Sr. Unsec. Notes, 6.30%,
  02/01/09                           8,400,000        7,581,924
---------------------------------------------------------------
Kinder Morgan, Inc., Unsec.
  Deb., 7.35%, 08/01/26              7,800,000        7,675,824
---------------------------------------------------------------
KN Capital Trust III, Gtd. Sub.
  Bonds, 7.63%, 04/15/28             8,500,000        7,311,615
---------------------------------------------------------------
National Fuel Gas Co.-Series D,
  Medium Term Notes, 6.30%,
  05/27/08                           8,600,000        7,778,614
---------------------------------------------------------------
Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                           5,015,000        5,239,722
---------------------------------------------------------------
Panhandle Eastern Pipe Line,
  Notes, 7.88%, 08/15/04             1,500,000        1,489,980
---------------------------------------------------------------
Sonat Inc., Unsec. Notes, 7.63%,
  07/15/11                           6,335,000        6,210,581
---------------------------------------------------------------
Tennessee Gas Pipeline Co.,
  Unsec. Deb., 7.50%, 04/01/17      12,800,000       12,319,360
---------------------------------------------------------------
                                                     73,629,550
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.13%

NRG Energy, Inc., Sr. Unsec.
  Notes, 7.50%, 06/01/09             5,000,000        4,710,800
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.46%

ONEOK, Inc., Unsec. Notes,
  7.75%, 08/15/06                    3,100,000        3,092,064
---------------------------------------------------------------
Den Norske Stats Oljeselskap
  (Norway), Yankee Deb., 7.38%,
  05/01/16 (Acquired 06/01/00;
  Cost $5,161,695)(a)                5,500,000        5,204,650
---------------------------------------------------------------
Talisman Energy Inc. (Canada),
  Yankee Deb., 7.13%, 06/01/07       1,500,000        1,432,935
---------------------------------------------------------------
Union Pacific Resources Group
  Inc., Unsec. Deb., 7.50%,
  10/15/26                           8,100,000        7,612,947
---------------------------------------------------------------
                                                     17,342,596
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
OIL & GAS (REFINING & MARKETING)-0.30%

Quaker State Corp., Unsec.
  Notes, 6.63%, 10/15/05          $  2,840,000   $    2,526,010
---------------------------------------------------------------
Tosco Corp., Unsec. Deb., 7.80%,
  01/01/27                           8,950,000        8,665,480
---------------------------------------------------------------
                                                     11,191,490
---------------------------------------------------------------

OIL (DOMESTIC INTEGRATED)-0.47%

Amerada Hess Corp., Bonds,
  7.88%, 10/01/29                    4,400,000        4,302,056
---------------------------------------------------------------
Occidental Petroleum Corp.,
  Sr. Deb., 9.25%, 08/01/19          7,340,000        8,007,500
---------------------------------------------------------------
  Sr. Unsec. Notes, 7.38%,
    11/15/08                         5,590,000        5,394,126
---------------------------------------------------------------
                                                     17,703,682
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-0.12%

YPF Sociedad Anonima
  (Argentina), Yankee Bonds,
  9.13%, 02/24/09                    4,550,000        4,627,578
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.40%

AES Corp. (The),
  Sr. Notes, 8.00%, 12/31/08           220,000          190,300
---------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 8.38%,
    08/15/07                         3,000,000        2,752,500
---------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.25%,
    07/15/06                         1,800,000        1,804,500
---------------------------------------------------------------
CE Generation LLC, Sr. Sec. Sub.
  Deb., 7.42%, 12/15/18              7,698,600        7,080,325
---------------------------------------------------------------
Kincaid Generation LLC, Sec.
  Bonds, 7.33%, 06/15/20
  (Acquired 04/30/98; Cost
  $3,468,546)(a)                     3,460,000        3,148,704
---------------------------------------------------------------
                                                     14,976,329
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.55%

News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/34     4,325,000        4,399,952
---------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13    10,150,000       10,867,605
---------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds,
    7.43%, 10/01/26                  5,450,000        5,240,393
---------------------------------------------------------------
                                                     20,507,950
---------------------------------------------------------------

RAILROADS-0.45%

CSX Corp., Deb., 9.00%, 08/15/06     6,750,000        6,997,590
---------------------------------------------------------------
Norfolk Southern Corp., Notes,
  7.05%, 05/01/37                   10,000,000        9,811,800
---------------------------------------------------------------
                                                     16,809,390
---------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS-0.20%

ERP Operating L.P., Unsec.
  Notes, 7.13%, 10/15/17             3,250,000        2,691,910
---------------------------------------------------------------
Health Care REIT, Inc., Sr.
  Unsec. Notes, 7.63%, 03/15/08      1,150,000          953,189
---------------------------------------------------------------
Spieker Properties, Inc., Unsec.
  Deb., 7.35%, 12/01/17              4,600,000        4,028,634
---------------------------------------------------------------
                                                      7,673,733
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.13%

Great Atlantic & Pacific Tea
  Co., Inc. (Canada), Gtd.
  Yankee Notes, 7.78%,
  11/01/00(c)                        5,000,000        5,029,650
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
SAVINGS & LOAN COMPANIES-0.77%

Dime Capital Trust I-Series A,
  Gtd. Bonds, 9.33%, 05/06/27     $ 10,700,000   $    9,785,685
---------------------------------------------------------------
Sovereign Bancorp, Inc., Medium
  Term Sub. Notes, 8.00%,
  03/15/03                           5,330,000        5,055,505
---------------------------------------------------------------
St. Paul Bancorp, Inc., Sr.
  Unsec. Notes, 7.13%, 02/15/04      5,500,000        5,303,265
---------------------------------------------------------------
Washington Mutual Cap I,
  Sec. Gtd. Bonds, 8.38%,
    06/01/27                         4,285,000        3,842,874
---------------------------------------------------------------
  Sub. Notes, 8.25%, 04/01/10        5,000,000        4,969,800
---------------------------------------------------------------
                                                     28,957,129
---------------------------------------------------------------

SOVEREIGN DEBT-0.97%

British Columbia (Province of)
  (Canada), Unsec. Unsub. Yankee
  Notes, 5.38%, 10/29/08             2,750,000        2,427,975
---------------------------------------------------------------
Hydro-Quebec-Series B (Canada),
  Gtd. Medium Term Yankee Notes,
  8.62%, 12/15/11                    5,000,000        5,453,650
---------------------------------------------------------------
Manitoba (Province of)-Series AZ
  (Canada), Putable Yankee Deb.,
  7.75%, 07/17/16                    9,850,000       10,143,333
---------------------------------------------------------------
Newfoundland (Province of)
  (Canada), Unsec. Yankee Deb.,
  9.00%, 06/01/19                    3,960,000        4,465,969
---------------------------------------------------------------
Quebec (Province of) (Canada),
  Series A, Medium Term Putable
    Yankee Notes, 6.29%,
    03/06/26(d)                      9,300,000        9,075,963
---------------------------------------------------------------
  Unsec. Yankee Deb., 6.50%,
    01/17/06                         4,900,000        4,705,029
---------------------------------------------------------------
                                                     36,271,919
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.22%

Vodafone AirTouch PLC (United
  Kingdom), Unsec. Unsub. Yankee
  Notes, 7.75%, 02/15/10
  (Acquired 02/07/00; Cost
  $8,298,314)(a)                     8,350,000        8,305,077
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-1.19%

AT&T Corp., Deb., 8.63%,
  12/01/31                          12,700,000       12,649,073
---------------------------------------------------------------
MCI Communications Corp.,
  Sr. Unsec. Notes, 6.50%,
    04/15/10                         7,900,000        7,181,574
---------------------------------------------------------------
  Sr. Unsec. Putable Deb.,
    7.13%, 06/15/27                 10,150,000       10,047,790
---------------------------------------------------------------
Sprint Corp., Putable Deb.,
  9.00%, 10/15/19                    2,400,000        2,727,504
---------------------------------------------------------------
WorldCom, Inc., Notes, 8.00%,
  05/15/06                          12,000,000       12,176,040
---------------------------------------------------------------
                                                     44,781,981
---------------------------------------------------------------

TELEPHONE-1.50%

AT&T Canada Inc. (Canada),
  Sr. Unsec. Yankee Notes 7.65%,
    09/15/06                         4,200,000        4,163,943
---------------------------------------------------------------
  Sr. Unsec. Yankee Sub Notes,
    7.63%, 03/15/05                 10,100,000       10,067,862
---------------------------------------------------------------
BellSouth Capital Funding,
  Putable Deb., 6.04%, 11/15/26      4,000,000        3,925,080
---------------------------------------------------------------
Deutsche Telekom International
  Finance B.V. (Netherlands),
  Unsec. Unsub. Yankee Bonds,
  8.00%, 06/15/10                    6,700,000        6,774,169
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
TELEPHONE-(CONTINUED)

Electric Lightwave, Inc., Notes,
  6.05%, 05/15/04 (Acquired
  04/21/99; Cost $9,792,846)(a)   $  9,800,000   $    9,249,436
---------------------------------------------------------------
GTE Corp., Unsec. Deb., 6.84%,
  04/15/18                           5,500,000        4,937,735
---------------------------------------------------------------
NTL Inc., Conv. Sub. Notes,
  5.75%, 12/15/09 (Acquired
  12/17/99-03/01/00; Cost
  $11,765,664)(a)                   11,700,000        9,345,375
---------------------------------------------------------------
Qwest Communications
  International Inc., Sr. Unsec.
  Notes, 7.50%, 11/01/08             7,900,000        7,633,375
---------------------------------------------------------------
                                                     56,096,975
---------------------------------------------------------------

WASTE MANAGEMENT-0.32%

Browning-Ferris Industries,
  Inc., Deb., 7.40%, 09/15/35        4,170,000        2,606,250
---------------------------------------------------------------
Waste Management, Inc., Sr.
  Unsec. Notes,
  7.13%, 10/01/07                      850,000          777,903
---------------------------------------------------------------
  7.13%, 12/15/17                      520,000          429,889
---------------------------------------------------------------
  Unsec. Putable Notes, 7.10%,
    08/01/26                         8,550,000        8,137,206
---------------------------------------------------------------
                                                     11,951,248
---------------------------------------------------------------
    Total U.S. Dollar
      Denominated Bonds & Notes
      (Cost $1,166,510,664)                       1,171,625,201
---------------------------------------------------------------

                                     SHARES

DOMESTIC COMMON STOCKS-43.44%

AUTO PARTS & EQUIPMENT-0.01%

Visteon Corp.(e)                        24,223          293,699
---------------------------------------------------------------

AUTOMOBILES-0.21%

Ford Motor Co.                         185,000        7,955,000
---------------------------------------------------------------

BANKS (MONEY CENTER)-0.54%

Chase Manhattan Corp. (The)            442,500       20,382,656
---------------------------------------------------------------

BIOTECHNOLOGY-0.65%

Genzyme Corp.(e)                       412,000       24,488,250
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-3.38%

Clear Channel Communications,
  Inc.(e)                              251,000       18,825,000
---------------------------------------------------------------
Comcast Corp.-Class A(e)               303,000       12,271,500
---------------------------------------------------------------
Hispanic Broadcasting Corp.(e)         452,000       14,972,500
---------------------------------------------------------------
Infinity Broadcasting
  Corp.-Class A(e)                     526,250       19,175,234
---------------------------------------------------------------
UnitedGlobalCom Inc.-Class A(e)         67,000        3,132,250
---------------------------------------------------------------
Univision Communications,
  Inc.-Class A(e)                      305,000       31,567,500
---------------------------------------------------------------
Viacom Inc.-Class B(e)                 392,119       26,737,614
---------------------------------------------------------------
                                                    126,681,598
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.92%

Copper Mountain Networks,
  Inc.(e)                              142,000       12,513,750
---------------------------------------------------------------
Corning Inc.                            66,300       17,892,712
---------------------------------------------------------------
JDS Uniphase Corp.(e)                  131,000       15,703,625
---------------------------------------------------------------
Juniper Networks, Inc.(e)              165,000       24,017,812
---------------------------------------------------------------
Lucent Technologies Inc.               470,000       27,847,500
---------------------------------------------------------------
Redback Networks Inc.(e)               120,000       21,360,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

COMMUNICATIONS EQUIPMENT-(CONTINUED)

Sycamore Networks, Inc.(e)             250,000   $   27,593,750
---------------------------------------------------------------
                                                    146,929,149
---------------------------------------------------------------

COMPUTERS (HARDWARE)-1.33%

International Business Machines
  Corp.                                100,000       10,956,250
---------------------------------------------------------------
Sun Microsystems, Inc.(e)              428,000       38,921,250
---------------------------------------------------------------
                                                     49,877,500
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.87%

Cisco Systems, Inc.(e)                 710,000       45,129,375
---------------------------------------------------------------
Foundry Networks, Inc.(e)               66,000        7,293,000
---------------------------------------------------------------
VeriSign, Inc.(e)                      100,200       17,685,300
---------------------------------------------------------------
                                                     70,107,675
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-2.16%

Brocade Communications Systems,
  Inc.(e)                              154,700       28,385,033
---------------------------------------------------------------
EMC Corp.(e)                           618,000       47,547,375
---------------------------------------------------------------
Immersion Corp.(e)                     173,200        5,196,000
---------------------------------------------------------------
                                                     81,128,408
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-4.09%

America Online, Inc.(e)                499,200       26,332,800
---------------------------------------------------------------
BEA Systems, Inc.(e)                   380,500       18,810,969
---------------------------------------------------------------
InfoSpace, Inc.(e)                     739,200       40,840,800
---------------------------------------------------------------
ISS Group, Inc.(e)                     220,000       21,721,562
---------------------------------------------------------------
Microsoft Corp.(e)                     235,000       18,800,000
---------------------------------------------------------------
Oracle Corp.(e)                        198,000       16,644,375
---------------------------------------------------------------
PSINet Inc.(e)                         135,000        3,391,875
---------------------------------------------------------------
VERITAS Software Corp.(e)               59,100        6,679,223
---------------------------------------------------------------
                                                    153,221,604
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.53%

General Electric Co.                   375,000       19,875,000
---------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.44%

General Motors Corp.-Class H(e)        189,000       16,584,750
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-3.79%

Analog Devices, Inc.(e)(f)             392,000       29,792,000
---------------------------------------------------------------
Intel Corp.                            233,500       31,216,031
---------------------------------------------------------------
Microchip Technology Inc.(e)           204,000       11,886,187
---------------------------------------------------------------
SDL, Inc.(e)                           170,400       48,595,950
---------------------------------------------------------------
Vitesse Semiconductor Corp.(e)         279,200       20,538,650
---------------------------------------------------------------
                                                    142,028,818
---------------------------------------------------------------

ENGINEERING & CONSTRUCTION-0.86%

Quanta Services, Inc.(e)               588,000       32,340,000
---------------------------------------------------------------

ENTERTAINMENT-0.33%

Time Warner Inc.                       165,000       12,540,000
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-0.60%

Applied Materials, Inc.(e)             250,000       22,656,250
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FINANCIAL (DIVERSIFIED)-0.98%

American Express Co.                   225,000   $   11,728,125
---------------------------------------------------------------
Citigroup Inc.                         254,200       15,315,550
---------------------------------------------------------------
MGIC Investment Corp.                  210,000        9,555,000
---------------------------------------------------------------
                                                     36,598,675
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-0.54%

American Home Products Corp.           342,000       20,092,500
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.42%

Forest Laboratories, Inc.(e)           156,000       15,756,000
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-1.76%

Merck & Co., Inc.                      244,000       18,696,500
---------------------------------------------------------------
Pfizer Inc.                            982,500       47,160,000
---------------------------------------------------------------
                                                     65,856,500
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.48%

Baxter International, Inc.             288,400       20,278,125
---------------------------------------------------------------
Guidant Corp.(e)                       220,000       10,890,000
---------------------------------------------------------------
Medtronic, Inc.                        490,000       24,408,125
---------------------------------------------------------------
                                                     55,576,250
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.12%

MAXIMUS, Inc.(e)                       200,000        4,425,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.28%

AXA Financial, Inc.                    314,000       10,676,000
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.55%

American International Group,
  Inc.                                 175,000       20,562,500
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-1.77%

Merrill Lynch & Co., Inc.              196,000       22,540,000
---------------------------------------------------------------
Morgan Stanley Dean Witter & Co.       300,000       24,975,000
---------------------------------------------------------------
Schwab (Charles) Corp. (The)           556,750       18,720,719
---------------------------------------------------------------
                                                     66,235,719
---------------------------------------------------------------

NATURAL GAS-0.90%

Enron Corp.                            295,000       19,027,500
---------------------------------------------------------------
Williams Cos., Inc. (The)              353,000       14,715,687
---------------------------------------------------------------
                                                     33,743,187
---------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.53%

Apache Corp.                           103,900        6,110,619
---------------------------------------------------------------
Kerr-McGee Corp.                       234,900       13,844,419
---------------------------------------------------------------
                                                     19,955,038
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-0.21%

Exxon Mobil Corp.                      100,644        7,900,554
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.52%

AES Corp. (The)(e)                     430,000       19,618,750
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.39%

Home Depot, Inc. (The)                 295,500       14,756,531
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (FOOD CHAINS)-0.32%

Safeway Inc.(e)                        266,000   $   12,003,250
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.51%

Target Corp.                           329,100       19,087,800
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.69%

Amazon.com, Inc.(e)                    115,000        4,175,938
---------------------------------------------------------------
Bed Bath & Beyond, Inc.(e)             374,500       13,575,625
---------------------------------------------------------------
Linens 'n Things, Inc.(e)              305,200        8,278,550
---------------------------------------------------------------
                                                     26,030,113
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.82%

Lamar Advertising Co.(e)               387,000       16,761,938
---------------------------------------------------------------
Omnicom Group Inc.                     158,000       14,071,875
---------------------------------------------------------------
                                                     30,833,813
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.59%

Critical Path, Inc.(e)                 241,100       14,059,144
---------------------------------------------------------------
MarchFirst, Inc.(e)                    432,500        7,893,125
---------------------------------------------------------------
                                                     21,952,269
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.22%

DST Systems, Inc.(e)                   106,000        8,069,250
---------------------------------------------------------------

TELECOMMUNICATIONS-0.29%

Williams Communications Group,
  Inc.(e)                              331,700       11,008,294
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-1.11%

Level 3 Communications, Inc.(e)        136,140       11,980,320
---------------------------------------------------------------
Phone.com, Inc.(e)                     248,000       16,151,000
---------------------------------------------------------------
Western Wireless Corp.-Class
  A(e)                                 247,300       13,477,850
---------------------------------------------------------------
                                                     41,609,170
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.40%

Winstar Communications, Inc.(e)         15,600          528,450
---------------------------------------------------------------
WorldCom, Inc.(e)                      318,000       14,588,250
---------------------------------------------------------------
                                                     15,116,700
---------------------------------------------------------------

TELEPHONE-3.33%

Bell Atlantic Corp.                    215,000       10,924,688
---------------------------------------------------------------
Broadwing Inc.(e)                      489,520       12,696,925
---------------------------------------------------------------
McLeodUSA, Inc.-Class A(e)             967,000       20,004,813
---------------------------------------------------------------
NEXTLINK Communications,
  Inc.-Class A(e)                      449,600       17,056,700
---------------------------------------------------------------
Qwest Communications
  International Inc.(e)                665,000       33,042,188
---------------------------------------------------------------
SBC Communications Inc.                243,000       10,509,750
---------------------------------------------------------------
Time Warner Telecom, Inc.-Class
  A(e)                                 319,900       20,593,563
---------------------------------------------------------------
                                                    124,828,627
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $917,344,283)                         1,629,382,847
---------------------------------------------------------------

DOMESTIC PREFERRED STOCKS & OTHER EQUITY INTERESTS-1.79%

OIL & GAS (EXPLORATION & PRODUCTION)-0.28%

Kerr-McGee Corp.-$1.83 Pfd. DECS       209,800       10,437,550
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
POWER PRODUCERS (INDEPENDENT)-0.54%

Calpine Capital Trust-$2.88
  Conv. Pfd.                           170,000   $   20,102,500
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.02%

Cendant Corp.-Rts., expiring
  02/14/01                             110,000          928,125
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.45%

Winstar Communications,
  Inc.-Series F, $72.50 Conv.
  Pfd.                                  16,950       16,772,025
---------------------------------------------------------------

TELEPHONE-0.30%

Broadwing Inc.-Series B, $3.38
  Conv. Pfd.                            70,000        3,290,000
---------------------------------------------------------------

NEXTLINK Communications, Inc.

  $3.25 Conv. Pfd.                      24,200        4,271,300
---------------------------------------------------------------
  $3.25 Conv. Pfd. (Acquired
    03/26/98-06/02/98; Cost
    $975,188)(a)                        20,800        3,671,200
---------------------------------------------------------------
                                                     11,232,500
---------------------------------------------------------------

WATER UTILITIES-0.20%

AES Trust III-$3.38 Conv. Pfd.         108,600        7,493,400
---------------------------------------------------------------
    Total Domestic Preferred
      Stocks & Other Equity
      Interests (Cost
      $50,960,247)                                   66,966,100
---------------------------------------------------------------

                                   PRINCIPAL
                                   AMOUNT(g)
NON-U.S. DOLLAR DENOMINATED
BONDS & NOTES-0.97%

AUSTRALIA-0.10%

State Bank New South
  Wales-Series E (Banks-Major
  Regional), Sr. Unsec. Gtd.
  Medium Term Notes, 8.63%,
  08/20/01                       AUD   6,125,000      3,744,462
---------------------------------------------------------------

CANADA-0.47%

AT&T Canada Inc. (Telephone),
  Sr. Unsec. Notes, 7.15%,
  09/23/04                       CAD   1,700,000      1,161,808
---------------------------------------------------------------
Bell Mobility Cellular Inc.
  (Telecommunications-(Cellular/
  Wireless), Deb., 6.55%,
  06/02/08                       CAD   2,500,000      1,656,774
---------------------------------------------------------------
Canadian Oil Debco Inc. (Oil &
  Gas-Exploration &
  Production), Deb., 11.00%,
  10/31/00                       CAD   2,500,000      1,715,454
---------------------------------------------------------------
Clearnet Communications Inc.
  (Telecommunications-
  Cellular/Wireless),
  Sr. Unsec. Disc. Notes,
  10.75%, 02/15/09(b)            CAD   5,000,000      1,892,915
---------------------------------------------------------------
Export Development Corp.
  (Sovereign Debt), Sr. Unsec.
  Unsub. Notes, 6.50%,
  12/21/04                       NZD   6,000,000      2,680,223
---------------------------------------------------------------
Poco Petroleums Ltd. (Oil & Gas-
  Exploration & Production),
  Medium Term Notes, 6.60%,
  09/11/07                       CAD   4,800,000      3,162,672
---------------------------------------------------------------
Ontario (Province of) (Sovereign
  Debt), Unsec. Unsub. Notes,
  6.25%, 12/03/08                NZD   3,750,000      1,567,148
---------------------------------------------------------------
Teleglobe Canada Inc.
  (Telecommunications-Long
  Distance), Unsec. Deb., 8.35%,
  06/20/03                       CAD   1,000,000        695,106
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                   AMOUNT(g)         VALUE
CANADA-(CONTINUED)

TransCanada Pipelines-Series Q
  (Natural Gas), Deb., 10.63%,
  10/20/09                       CAD   1,100,000  $     916,506
---------------------------------------------------------------
Westcoast Energy Inc.-Series V
  (Natural Gas), Unsec. Deb.,
  6.45%, 12/18/06                CAD   3,000,000      2,010,215
---------------------------------------------------------------
                                                     17,458,821
---------------------------------------------------------------

CAYMAN ISLANDS-0.12%

Sutton Bridge Financial Ltd.
  (Power Producers-Independent),
  Gtd. Euro Bonds, 8.63%,
  06/30/22(c)                    GBP   3,000,000      4,659,511
---------------------------------------------------------------

NETHERLANDS-0.10%

Mannesmann Finance B.V.
  (Machinery-Diversified), Gtd.
  Unsec. Unsub. Notes, 4.75%,
  05/27/09                       EUR   1,300,000      1,083,541
---------------------------------------------------------------
Tecnost International
  N.V.-Series E (Telephone),
  Gtd. Medium Term Notes, 6.13%,
  07/30/09                       EUR   3,210,000      2,746,238
---------------------------------------------------------------
                                                      3,829,779
---------------------------------------------------------------

NEW ZEALAND-0.10%

International Bank for
  Reconstruction &
  Development-Class E
  (Banks-Money Center), Unsec.
  Medium Term Notes, 5.50%,
  04/15/04                       NZD   8,500,000      3,716,833
---------------------------------------------------------------

UNITED KINGDOM-0.08%

British Sky Broadcasting Group
  PLC (Broadcasting-Television,
  Radio & Cable), Sr. Gtd.
  Unsec. Unsub. Notes, 7.75%,
  07/09/09                       GBP   2,100,000      3,062,721
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $40,917,768)                             36,472,127
---------------------------------------------------------------

                                     SHARES
FOREIGN STOCKS & OTHER
EQUITY INTERESTS-4.97%

BERMUDA-0.63%

Global Crossing Ltd.
  (Telecommunications-Long
  Distance)(e)                         393,852       10,363,231
---------------------------------------------------------------
Tyco International Ltd.
  (Manufacturing-Diversified)          284,000       13,454,500
---------------------------------------------------------------
                                                     23,817,731
---------------------------------------------------------------

CANADA-1.14%

360networks Inc.
  (Telecommunications-Long
  Distance)(e)                         641,600        9,784,400
---------------------------------------------------------------
AT&T Canada Inc. (Telephone)(e)        350,000       11,615,625
---------------------------------------------------------------
Nortel Networks Corp.
  (Communications Equipment)           310,600       21,198,450
---------------------------------------------------------------
                                                     42,598,475
---------------------------------------------------------------

FINLAND-1.20%

Nokia Oyj-ADR (Communications
  Equipment)                           600,000       29,962,500
---------------------------------------------------------------
Sonera Oyj
  (Telecommunications-Cellular/
  Wireless)                            333,900       15,191,978
---------------------------------------------------------------
                                                     45,154,478
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FRANCE-0.39%

AXA (Insurance-Multi-Line)              36,800   $    5,785,705
---------------------------------------------------------------
AXA-ADR (Insurance-Multi-Line)         110,000        8,751,875
---------------------------------------------------------------
                                                     14,537,580
---------------------------------------------------------------

JAPAN-0.17%

NTT DoCoMo, Inc.
  (Telecommunications-
  Cellular/Wireless)                       242        6,542,081
---------------------------------------------------------------

MEXICO-0.28%

Grupo Televisa S.A.-GDR
  (Entertainment)(e)                   150,000       10,340,625
---------------------------------------------------------------

NETHERLANDS-0.19%

Libertel N.V.
  (Telecommunications-Cellular/
  Wireless)(e)                         467,200        7,100,486
---------------------------------------------------------------

SOUTH KOREA-0.24%

Korea Telecom Corp.-ADR
  (Telephone)                          189,796        9,181,381
---------------------------------------------------------------

SPAIN-0.36%

Telefonica S.A. (Telephone)(e)         628,000       13,463,771
---------------------------------------------------------------

UNITED KINGDOM-0.37%

Vodafone AirTouch PLC
  (Telecommunications-
   Cellular/Wireless)                3,410,805       13,777,752
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $123,619,308)                                 186,514,360
---------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT
U.S. TREASURY SECURITIES-9.16%

U.S. TREASURY NOTES-9.16%

  6.63%, 05/31/02                 $ 39,500,000       39,674,985
---------------------------------------------------------------
  7.25%, 08/15/04                   35,000,000       36,194,550
---------------------------------------------------------------
  5.88%, 11/15/04                   13,000,000(h)    12,818,130
---------------------------------------------------------------
  6.75%, 05/15/05                   43,500,000       44,540,085
---------------------------------------------------------------
  6.50%, 08/15/05 to 02/15/10      149,500,000(h)   151,908,120
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE

U.S. TREASURY SECURITIES-(CONTINUED)

  9.38%, 02/15/06                 $ 20,000,000   $   22,895,200
---------------------------------------------------------------
  6.88%, 05/15/06                   34,500,000       35,526,375
---------------------------------------------------------------
    Total U.S. Treasury
      Securities (Cost
      $343,555,096)                                 343,557,445
---------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-1.74%

FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-0.34%

Pass through ctfs., 6.50%,
  12/01/28                          13,516,235       12,760,136
---------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA")-0.93%

Pass through ctfs.,
    7.00%, 05/01/28                 19,381,870       18,703,505
---------------------------------------------------------------
    6.50%, 11/01/28 to 12/01/28     17,194,857       16,206,153
---------------------------------------------------------------
                                                     34,909,658
---------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA")-0.47%

Pass through ctfs., 6.50%,
  09/15/28 to 03/15/29              18,592,611       17,645,503
---------------------------------------------------------------
    Total U.S. Government Agency
      Securities (Cost
      $68,947,331)                                   65,315,297
---------------------------------------------------------------

                                     SHARES
MONEY MARKET FUNDS-5.91%

STIC Liquid Assets Portfolio(i)    110,725,582      110,725,582
---------------------------------------------------------------
STIC Prime Portfolio(i)            110,725,582      110,725,582
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $221,451,164)                           221,451,164
---------------------------------------------------------------
TOTAL INVESTMENTS-99.22%
  (Cost $2,933,305,861)                           3,721,284,541
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.78%                                  29,346,161
===============================================================

NET ASSETS-100.00%                               $3,750,630,702
===============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
AUD    - Australian Dollar
CAD    - Canadian Dollar
Conv.  - Convertible
Ctfs.  - Certificates
Deb.   - Debentures
DECS   - Dividend Enhanced Convertible Stock
Disc.  - Discounted
EUR    - Euro
GBP    - British Pound Sterling
GDR    - Global Depositary Receipt
Gtd.   - Guaranteed
NZD    - New Zealand Dollar
Pfd.   - Preferred
REIT   - Real Estate Investment Trust
ROCS   - Receipts on Corporate Securities
Rts.   - Rights
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated

Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/00 was $102,434,956 which represented 2.73% of the Fund's net assets.
(b) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(d) Step-up bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Non-income producing security.
(f) A portion of this security is subject to call options written. See Note 7.
(g) Foreign denominated security. Par value is denominated in currency indicated.
(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
(i) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $2,933,305,861)                          $3,721,284,541
---------------------------------------------------------
Foreign currencies at value (cost
  $94,411)                                         93,632
---------------------------------------------------------
Receivables for:
  Foreign currency contracts closed               175,200
---------------------------------------------------------
  Investments sold                             13,060,724
---------------------------------------------------------
  Variation margin                              2,347,900
---------------------------------------------------------
  Fund shares sold                             16,554,327
---------------------------------------------------------
  Dividends and interest                       31,636,862
---------------------------------------------------------
Investment for deferred compensation plan          45,094
---------------------------------------------------------
Other assets                                      259,079
---------------------------------------------------------
    Total assets                            3,785,457,359
---------------------------------------------------------

LIABILITIES:

Payables for:
---------------------------------------------------------
  Investments purchased                        22,833,965
---------------------------------------------------------
  Fund shares reacquired                        6,969,919
---------------------------------------------------------
  Foreign currency contracts outstanding           48,960
---------------------------------------------------------
  Options written (premiums received
    $698,102)                                      23,438
---------------------------------------------------------
  Deferred compensation plan                       45,094
---------------------------------------------------------
Accrued advisory fees                           1,542,469
---------------------------------------------------------
Accrued administrative services fees               17,652
---------------------------------------------------------
Accrued distribution fees                       3,074,166
---------------------------------------------------------
Accrued trustees' fees                              3,739
---------------------------------------------------------
Accrued transfer agent fees                       213,479
---------------------------------------------------------
Accrued operating expenses                         53,776
---------------------------------------------------------
    Total liabilities                          34,826,657
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $3,750,630,702
=========================================================

NET ASSETS:

Class A                                    $2,121,436,680
=========================================================
Class B                                    $1,326,870,596
=========================================================
Class C                                    $  302,323,426
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        64,377,369
=========================================================
Class B                                        40,371,335
=========================================================
Class C                                         9,188,207
=========================================================
Class A:
  Net asset value and redemption price
    per share                              $        32.95
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $32.95 divided
    by 95.25%)                             $        34.59
=========================================================
Class B:
  Net asset value and offering price per
    share                                  $        32.87
=========================================================
Class C:
  Net asset value and offering price per
    share                                  $        32.90
=========================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Interest                                    $  50,585,986
---------------------------------------------------------
Dividends (net of foreign withholding tax
  $67,343)                                     10,910,329
---------------------------------------------------------
    Total investment income                    61,496,315
---------------------------------------------------------

EXPENSES:

Advisory fees                                   8,679,593
---------------------------------------------------------
Administrative services fee                       104,148
---------------------------------------------------------
Custodian fees                                    147,478
---------------------------------------------------------
Distribution fees-Class A                       2,384,739
---------------------------------------------------------
Distribution fees-Class B                       6,179,107
---------------------------------------------------------
Distribution fees-Class C                       1,238,933
---------------------------------------------------------
Transfer agent fees-Class A                     1,191,239
---------------------------------------------------------
Transfer agent fees-Class B                     1,155,925
---------------------------------------------------------
Transfer agent fees-Class C                       231,866
---------------------------------------------------------
Trustees' fees                                      8,297
---------------------------------------------------------
Other                                             355,008
---------------------------------------------------------
   Total expenses                              21,676,333
---------------------------------------------------------
Less: Expenses paid indirectly                    (24,610)
---------------------------------------------------------
    Net expenses                               21,651,723
---------------------------------------------------------
Net investment income                          39,844,592
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FOREIGN CURRENCY CONTRACTS,
  FUTURES AND OPTION CONTRACTS

Net realized gain (loss) from:
  Investment securities                         3,906,222
---------------------------------------------------------
  Foreign currencies                             (780,040)
---------------------------------------------------------
  Foreign currency contracts                    2,677,793
---------------------------------------------------------
  Futures contracts                             1,638,951
---------------------------------------------------------
  Option contracts written                        822,091
---------------------------------------------------------
                                                8,265,017
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                        19,312,806
---------------------------------------------------------
  Foreign currencies                              (51,117)
---------------------------------------------------------
  Foreign currency contracts                     (704,602)
---------------------------------------------------------
  Futures contracts                            (4,728,431)
---------------------------------------------------------
  Option contracts written                        348,117
---------------------------------------------------------
                                               14,176,773
---------------------------------------------------------
Net gain from investment securities,
  foreign currencies, foreign currency
  contracts, futures and option contracts      22,441,790
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                $  62,286,382
=========================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                                 JUNE 30,       DECEMBER 31,
                                                                   2000             1999
                                                              --------------   --------------
OPERATIONS:
  Net investment income                                       $   39,844,592   $   65,090,620
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, foreign currency contracts, futures and
    option contracts                                               8,265,017       46,845,306
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts, futures and option contracts                       14,176,773      374,938,596
---------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          62,286,382      486,874,522
---------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (22,078,942)     (42,749,278)
---------------------------------------------------------------------------------------------
  Class B                                                         (9,212,097)     (20,909,084)
---------------------------------------------------------------------------------------------
  Class C                                                         (1,945,200)      (3,188,689)
---------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        303,485,670      243,729,476
---------------------------------------------------------------------------------------------
  Class B                                                        133,575,699      132,034,584
---------------------------------------------------------------------------------------------
  Class C                                                        100,369,018       61,800,642
---------------------------------------------------------------------------------------------
    Net increase in net assets                                   566,480,530      857,592,173
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          3,184,150,172    2,326,557,999
---------------------------------------------------------------------------------------------
  End of period                                               $3,750,630,702   $3,184,150,172
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $2,932,591,776   $2,395,161,389
---------------------------------------------------------------------------------------------
  Undistributed net investment income                              7,013,280          404,927
---------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, foreign currency
    contracts, futures and option contracts                       23,217,672       14,952,655
---------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, foreign currency contracts, futures and
    option contracts                                             787,807,974      773,631,201
---------------------------------------------------------------------------------------------
                                                              $3,750,630,702   $3,184,150,172
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
      Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
      Outstanding foreign currency contracts at June 30, 2000 were as follows:

                           CONTRACT TO                        UNREALIZED
   SETTLEMENT         ----------------------                 APPRECIATION
   DATE                DELIVER     RECEIVE       VALUE      (DEPRECIATION)
   ----------         ---------   ----------   ----------   --------------
   07/26/00     EUR   4,000,000   $3,769,200   $3,818,160      $(48,960)

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
H. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
I. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
J. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2000, AIM was paid $104,148 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended June 30, 2000, AFS was paid $1,068,615 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $2,384,739, $6,179,107 and $1,238,933, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $712,451 from sales of the Class A shares of the Fund during the six months ended June 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2000, AIM Distributors received $167,847 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2000, the Fund paid legal fees of $4,020 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $18,173 and $6,437, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $24,610.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $1,461,631,934 and $881,066,300, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $871,595,938
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (84,000,599)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $787,595,339
---------------------------------------------------------
Cost of investments for tax purposes is $2,933,689,202.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2000 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------   ----------
Beginning of period                                             3,490     $1,494,360
------------------------------------------------------------------------------------
Written                                                         1,250        698,102
------------------------------------------------------------------------------------
Closed                                                         (2,210)      (851,926)
------------------------------------------------------------------------------------
Exercised                                                      (1,280)      (642,434)
------------------------------------------------------------------------------------
End of period                                                   1,250     $  698,102
------------------------------------------------------------------------------------

Open call option contract written at June 30, 2000 was as follows:

                                                                                                        JUNE 30,
                                                           CONTRACT   STRIKE   NUMBER OF   PREMIUMS   2000 MARKET     UNREALIZED
ISSUE                                                       MONTH     PRICE    CONTRACTS   RECEIVED      VALUE       APPRECIATION
-----                                                      --------   ------   ---------   --------   ------------   ------------
Analog Devices, Inc.                                        Jul-00     $105      1,250     $698,102     $23,438        $674,664
---------------------------------------------------------------------------------------------------------------------------------

NOTE 8-FUTURES CONTRACTS

On June 30, 2000, $13,160,000 principal amount of U.S. Treasury obligations was pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                                                                        UNREALIZED
                                                               NO. OF       MONTH/                     APPRECIATION
CONTRACT                                                      CONTRACTS   COMMITMENT   MARKET VALUE   (DEPRECIATION)
--------                                                      ---------   ----------   ------------   --------------
NASDAQ 100 Index                                                 246      Sep-00/Buy   $ 93,898,200     $(307,079)
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                     92      Sep-00/Buy     33,766,300      (443,900)
--------------------------------------------------------------------------------------------------------------------
                                                                                       $127,664,500     $(750,979)
--------------------------------------------------------------------------------------------------------------------

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                                                    JUNE 30, 2000               DECEMBER 31, 1999
                                                              --------------------------   ---------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
                                                              ----------   -------------   -----------   -------------
Sold:
  Class A                                                     16,962,853   $ 555,650,374    24,207,279   $ 705,353,097
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      6,894,100     225,853,854     9,923,280     287,877,047
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      3,754,968     123,721,814     3,295,250      96,614,771
----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                        557,012      18,976,415     1,334,538      39,562,999
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        226,957       7,718,800       652,505      19,306,388
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         41,665       1,417,176        92,159       2,744,998
----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (8,217,331)   (271,141,119)  (17,165,067)   (501,186,620)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,032,190)    (99,996,955)   (6,020,681)   (175,148,851)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (752,816)    (24,769,972)   (1,289,864)    (37,559,127)
----------------------------------------------------------------------------------------------------------------------
                                                              16,435,218   $ 537,430,387    15,029,399   $ 437,564,702
======================================================================================================================

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                          ----------------------------------------------------------------------
                                                                                               DECEMBER 31,
                                                           JUNE 30,       ------------------------------------------------------
                                                           2000(a)         1999(a)      1998(a)       1997       1996      1995
                                                          ----------      ----------   ----------   --------   --------  -------
Net asset value, beginning of period                      $    32.69      $    28.23   $    25.78   $  21.84   $  19.22  $ 14.62
--------------------------------------------------------  ----------      ----------   ----------   --------   --------  -------
Income from investment operations:
  Net investment income                                         0.44            0.82         0.71       0.60       0.66     0.49
--------------------------------------------------------  ----------      ----------   ----------   --------   --------  -------
  Net gains on securities (both realized and unrealized)        0.19            4.46         2.45       4.66       2.99     4.57
--------------------------------------------------------  ----------      ----------   ----------   --------   --------  -------
    Total from investment operations                            0.63            5.28         3.16       5.26       3.65     5.06
--------------------------------------------------------  ----------      ----------   ----------   --------   --------  -------
Less distributions:
  Dividends from net investment income                         (0.37)          (0.82)       (0.65)     (0.55)     (0.55)   (0.46)
--------------------------------------------------------  ----------      ----------   ----------   --------   --------  -------
  Distributions from net realized gains                           --              --        (0.06)     (0.77)     (0.48)      --
--------------------------------------------------------  ----------      ----------   ----------   --------   --------  -------
    Total distributions                                        (0.37)          (0.82)       (0.71)     (1.32)     (1.03)   (0.46)
--------------------------------------------------------  ----------      ----------   ----------   --------   --------  -------
Net asset value, end of period(d)                         $    32.95      $    32.69   $    28.23   $  25.78   $  21.84  $ 19.22
========================================================  ==========      ==========   ==========   ========   ========  =======
Total return(b)                                                 1.89%          19.04%       12.46%     24.41%     19.25%   34.97%
========================================================  ==========      ==========   ==========   ========   ========  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $2,121,437      $1,800,350   $1,318,230   $683,633   $334,189  $92,241
========================================================  ==========      ==========   ==========   ========   ========  =======
Ratio of expenses to average net assets                         0.92%(c)        0.94%        0.95%      0.98%      1.15%    1.43%(d)
========================================================  ==========      ==========   ==========   ========   ========  =======
Ratio of net investment income to average net assets            2.71%(c)        2.81%        2.81%      2.48%      2.97%    2.81%
========================================================  ==========      ==========   ==========   ========   ========  =======
Portfolio turnover rate                                           27%             65%          43%        66%        72%      77%
========================================================  ==========      ==========   ==========   ========   ========  =======

(a)  Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $1,918,273,271.
(d) After fee waivers and/or expenses reimbursements. The ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.46% for 1995.

                                                                                        Class B
                                                          -----------------------------------------------------------------------
                                                                                            DECEMBER 31,
                                                           JUNE 30,       -------------------------------------------------------
                                                           2000(a)          1999(a)      1998(a)       1997       1996      1995
                                                          ----------      ----------   ----------   --------   --------   -------
Net asset value, beginning of period                      $    32.61      $    28.18   $    25.75   $  21.83   $  19.22   $ 14.62
--------------------------------------------------------  ----------      ----------   ----------   --------   --------   -------
Income from investment operations:
  Net investment income                                         0.31            0.58         0.42       0.38       0.48      0.31
--------------------------------------------------------  ----------      ----------   ----------   --------   --------   -------
  Net gains on securities (both realized and unrealized)        0.19            4.45         2.51       4.68       2.99      4.61
--------------------------------------------------------  ----------      ----------   ----------   --------   --------   -------
    Total from investment operations                            0.50            5.03         2.93       5.06       3.47      4.92
--------------------------------------------------------  ----------      ----------   ----------   --------   --------   -------
Less distributions:
  Dividends from net investment income                         (0.24)          (0.60)       (0.44)     (0.37)     (0.38)    (0.32)
--------------------------------------------------------  ----------      ----------   ----------   --------   --------   -------
  Distributions from net realized gains                           --              --        (0.06)     (0.77)     (0.48)       --
--------------------------------------------------------  ----------      ----------   ----------   --------   --------   -------
    Total distributions                                        (0.24)          (0.60)       (0.50)     (1.14)     (0.86)    (0.32)
--------------------------------------------------------  ----------      ----------   ----------   --------   --------   -------
Net asset value, end of period                            $    32.87      $    32.61   $    28.18   $  25.75   $  21.83   $ 19.22
========================================================  ==========      ==========   ==========   ========   ========   =======
Total return(b)                                                 1.51%          18.08%       11.53%     23.42%     18.28%    33.93%
========================================================  ==========      ==========   ==========   ========   ========   =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $1,326,871      $1,183,215   $  894,165   $486,506   $237,082   $72,634
========================================================  ==========      ==========   ==========   ========   ========   =======
Ratio of expenses to average net assets                         1.74%(c)        1.75%        1.76%      1.79%      1.97%     2.21%
========================================================  ==========      ==========   ==========   ========   ========   =======
Ratio of net investment income to average net assets            1.89%(c)        2.00%        2.00%      1.67%      2.15%     2.03%
========================================================  ==========      ==========   ==========   ========   ========   =======
Portfolio turnover rate                                           27%             65%          43%        66%        72%       77%
========================================================  ==========      ==========   ==========   ========   ========   =======

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $1,242,611,708.
(d) After fee waivers and/or expenses reimbursements. The ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.23% for 1995.

                                                                                                      AUGUST 4,
                                                                                                        1997
                                                                          CLASS C                    (DATE SALES
                                                              -----------------------------------     COMMENCED)
                                                                                 DECEMBER 31,             TO
                                                              JUNE 30,       --------------------    DECEMBER 31,
                                                              2000(a)        1999(a)     1998(a)         1997
                                                              --------       --------    --------    ------------
Net asset value, beginning of period                          $  32.65       $  28.21    $  25.76    $      25.55
------------------------------------------------------------  --------       --------    --------    ------------
Income from investment operations:
  Net investment income                                           0.31           0.58        0.42            0.16
------------------------------------------------------------  --------       --------    --------    ------------
  Net gains on securities (both realized and unrealized)          0.18           4.46        2.53            1.01
------------------------------------------------------------  --------       --------    --------    ------------
    Total from investment operations                              0.49           5.04        2.95            1.17
------------------------------------------------------------  --------       --------    --------    ------------
Less distributions:
  Dividends from net investment income                           (0.24)         (0.60)      (0.44)          (0.19)
------------------------------------------------------------  --------       --------    --------    ------------
  Distributions from net realized gains                             --             --       (0.06)          (0.77)
------------------------------------------------------------  --------       --------    --------    ------------
    Total distributions                                          (0.24)         (0.60)      (0.50)          (0.96)
------------------------------------------------------------  --------       --------    --------    ------------
Net asset value, end of period                                $  32.90       $  32.65    $  28.21    $      25.76
============================================================  ========       ========    ========    ============
Total return(b)                                                   1.47%         18.09%      11.60%           4.67%
============================================================  ========       ========    ========    ============
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $302,323       $200,585    $114,163    $      9,394
============================================================  ========       ========    ========    ============
Ratio of expenses to average net assets                           1.74%(c)       1.75%       1.73%           1.78%(d)
============================================================  ========       ========    ========    ============
Ratio of net investment income to average net assets              1.89%(c)       2.00%       2.03%           1.68%(d)
============================================================  ========       ========    ========    ============
Portfolio turnover rate                                             27%            65%         43%             66%
============================================================  ========       ========    ========    ============

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $249,147,984.
(d) Annualized.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Funds Group, a Delaware business trust (the "Trust"), was held on May 3, 2000. The meeting was held for the following purposes:

(1) To elect Trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2) To approve a new Master Investment Advisory Agreement for AIM Balanced Fund (the "Fund").

(3) To approve changing the fundamental investment restrictions of the Fund.

(4) To approve changing the investment objective of the Fund and making it non-fundamental.

(5) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES     WITHHELD/
        TRUSTEES/MATTER                                                 VOTES FOR     AGAINST   ABSTENTIONS
        ---------------                                               -------------   -------   -----------
(1)     Charles T. Bauer............................................  1,514,464,534       N/A   46,493,668
        Bruce L. Crockett...........................................  1,516,486,806       N/A   44,471,396
        Owen Daly II................................................  1,515,115,325       N/A   45,842,877
        Edward K. Dunn, Jr. ........................................  1,516,300,879       N/A   44,657,323
        Jack M. Fields..............................................  1,516,328,985       N/A   44,629,217
        Carl Frischling.............................................  1,515,733,560       N/A   45,224,642
        Robert H. Graham............................................  1,516,470,809       N/A   44,487,393
        Prema Mathai-Davis..........................................  1,515,583,756       N/A   45,374,446
        Lewis F. Pennock............................................  1,516,458,889       N/A   44,499,313
        Louis S. Sklar..............................................  1,516,220,167       N/A   44,738,035
(2)     Adjournment of approval of a new Investment Advisory
        Agreement...................................................     34,593,906   487,772   17,953,971*
(3)(a)  Adjournment of approval of changing the Fundamental
        Restriction on Issuer Diversification.......................     34,116,165   656,991   18,262,493*
(3)(b)  Adjournment of approval of changing the Fundamental
        Restriction on Borrowing Money and Issuing Senior
        Securities..................................................     33,923,529   857,077   18,255,043*
(3)(c)  Adjournment of changing or adding the Fundamental
        Restriction on Underwriting Securities......................     34,111,021   669,623   18,255,005*
(3)(d)  Adjournment of changing or adding the Fundamental
        Restriction on Industry Concentration.......................     34,110,121   666,758   18,258,770*
(3)(e)  Adjournment of approval of changing the Fundamental
        Restriction on Purchasing or Selling Real Estate............     33,895,130   889,699   18,250,820*
(3)(f)  Adjournment of approval of changing the Fundamental
        Restriction on Purchasing or Selling Commodities and
        Elimination of Fundamental Restriction on Puts and Calls....     33,850,670   911,613   18,273,366*
(3)(g)  Adjournment of approval of changing the Fundamental
        Restriction on Making Loans.................................     33,769,910   921,974   18,343,765*
(3)(h)  Adjournment of approval of a new Fundamental Investment
        Restriction on Investing all of the Fund's assets in an
        Open-End Fund...............................................     33,902,131   777,127   18,356,391*
(3)(i)  Adjournment of approval of the Elimination of the
        Fundamental Restriction on Short Sales of Securities........     33,696,700   961,584   18,377,365*
(4)     Adjournment of approval of changing the Investment Objective
        and Making it Non-Fundamental...............................     33,666,539   958,519   18,410,591*
(5)     Ratification of the selection of KPMG LLP as Independent
        Accountants of the Fund.....................................     50,706,856   276,785    2,052,008

     The Special Meeting of Shareholders of the Trust was reconvened on May 31, 2000. The following matters were then considered:

                                                                                        VOTES      WITHHELD/
        MATTER                                                          VOTES FOR      AGAINST    ABSTENTIONS
        ------                                                        -------------   ---------   -----------
(2)     Approval of a new Investment Advisory Agreement.............     43,783,995   1,340,207   14,923,198*
(3)(a)  Change to Fundamental Restriction on Issuer
        Diversification.............................................     43,937,220     844,115   15,266,065*
(3)(b)  Change to Fundamental Restriction on Borrowing Money and
        Issuing Senior Securities...................................     43,725,158   1,069,614   15,252,628*
(3)(c)  Change to or Addition of Fundamental Restriction on
        Underwriting Securities.....................................     43,934,817     852,930   15,259,653*
(3)(d)  Change to or Addition of Fundamental Restriction on Industry
        Concentration...............................................     43,940,399     849,973   15,257,028*
(3)(e)  Change to Fundamental Restriction on Purchasing or Selling
        Real Estate.................................................     43,692,085   1,104,425   15,250,890*
(3)(f)  Change to Fundamental Restriction on Purchasing or Selling
        Commodities and Elimination of Fundamental Restriction on
        Puts and Calls..............................................     43,552,319   1,223,365   15,271,716*
(3)(g)  Change to Fundamental Restriction on Making Loans...........     43,542,325   1,166,776   15,338,299*
(3)(h)  Approval of a new Fundamental Investment Restriction on
        Investing all of the Fund's assets in an Open-End Fund......     43,638,489   1,045,495   15,363,416*
(3)(i)  Elimination of the Fundamental Restriction on Short Sales of
        Securities..................................................     43,476,785   1,186,248   15,384,367*
(4)     Approval of Changing the Investment Objective and Making it
        Non-Fundamental.............................................     42,349,558   2,267,737   15,430,105*

----------

* Includes Broker Non-Votes.

SCHEDULE OF INVESTMENTS

JUNE 30, 2000
(UNAUDITED)

                                                     MARKET
                                        SHARES        VALUE
DOMESTIC COMMON STOCKS-54.91%
BROADCASTING (TELEVISION, RADIO &
  CABLE)-2.24%

Comcast Corp.-Class A(a)                  64,700   $ 2,620,350
--------------------------------------------------------------
UnitedGlobalCom Inc.-Class A(a)           92,000     4,301,000
--------------------------------------------------------------
Univision Communications, Inc.-Class
  A(a)                                    32,000     3,312,000
--------------------------------------------------------------
                                                    10,233,350
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-9.11%

Aether Systems, Inc.(a)                   19,000     3,895,000
--------------------------------------------------------------
Copper Mountain Networks, Inc.(a)         42,300     3,727,687
--------------------------------------------------------------
Corning Inc.                               7,800     2,105,025
--------------------------------------------------------------
Efficient Networks, Inc.(a)               31,100     2,287,794
--------------------------------------------------------------
JDS Uniphase Corp.(a)                     16,300     1,953,962
--------------------------------------------------------------
Juniper Networks, Inc.(a)                 20,200     2,940,362
--------------------------------------------------------------
Lucent Technologies Inc.                  87,200     5,166,600
--------------------------------------------------------------
Redback Networks Inc.(a)                  93,800    16,696,400
--------------------------------------------------------------
Sycamore Networks, Inc.(a)                26,000     2,869,750
--------------------------------------------------------------
                                                    41,642,580
--------------------------------------------------------------

COMPUTERS (NETWORKING)-0.91%

Cisco Systems, Inc.(a)                    50,800     3,228,975
--------------------------------------------------------------
Foundry Networks, Inc.(a)                  8,600       950,300
--------------------------------------------------------------
                                                     4,179,275
--------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.45%

Net2000 Communications, Inc.(a)          124,100     2,032,137
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.21%

Caminus Corp.(a)                          38,800       950,600
--------------------------------------------------------------

ELECTRIC COMPANIES-12.11%

Allegheny Energy, Inc.                   210,600     5,765,175
--------------------------------------------------------------
Constellation Energy Group               171,000     5,568,187
--------------------------------------------------------------
Duke Power Co.                            99,000     5,581,125
--------------------------------------------------------------
Energy East Corp.                        262,400     5,002,000
--------------------------------------------------------------
FPL Group, Inc.                          121,300     6,004,350
--------------------------------------------------------------
Montana Power Co. (The)                   95,500     3,372,344
--------------------------------------------------------------
Niagara Mohawk Holdings Inc.(a)          459,600     6,405,675
--------------------------------------------------------------
NiSource, Inc.                           340,100     6,334,362
--------------------------------------------------------------
Peco Energy Co.                          117,500     4,736,719
--------------------------------------------------------------
Pinnacle West Capital Corp.              194,800     6,598,850
--------------------------------------------------------------
                                                    55,368,787
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.51%

Capstone Turbine Corp.(a)                 51,900     2,338,744
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
ELECTRONICS (DEFENSE)-0.37%

General Motors Corp.-Class H(a)           19,500   $ 1,711,125
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-1.97%

SDL, Inc.(a)                              25,800     7,357,837
--------------------------------------------------------------
Vitesse Semiconductor Corp.(a)            22,200     1,633,088
--------------------------------------------------------------
                                                     8,990,925
--------------------------------------------------------------

ENGINEERING & CONSTRUCTION-1.34%

Quanta Services, Inc.(a)                 111,000     6,105,000
--------------------------------------------------------------

NATURAL GAS-4.50%

Dynegy Inc.-Class A                       89,400     6,107,138
--------------------------------------------------------------
Enron Corp.                               75,000     4,837,500
--------------------------------------------------------------
Williams Cos., Inc. (The)                230,800     9,621,475
--------------------------------------------------------------
                                                    20,566,113
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-1.03%

AES Corp. (The)(a)                       102,800     4,690,250
--------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-0.74%

Convergys Corp.(a)                        65,000     3,371,875
--------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.58%

Clarent Corp.(a)                          36,900     2,638,350
--------------------------------------------------------------

TELECOMMUNICATIONS-0.48%

Williams Communications Group,
  Inc.(a)                                 66,100     2,193,694
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-2.41%

Level 3 Communications, Inc.(a)           14,000     1,232,000
--------------------------------------------------------------
Phone.com, Inc.(a)                        60,900     3,966,113
--------------------------------------------------------------
TeleCorp PCS, Inc.(a)                     40,300     1,624,594
--------------------------------------------------------------
Tritel, Inc.(a)                           69,000     2,048,438
--------------------------------------------------------------
Western Wireless Corp.-Class A(a)         39,700     2,163,650
--------------------------------------------------------------
                                                    11,034,795
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-2.03%

Universal Access, Inc.(a)                 58,500     1,433,250
--------------------------------------------------------------
Winstar Communications, Inc.(a)            2,392        81,029
--------------------------------------------------------------
WorldCom, Inc.(a)                        169,589     7,779,895
--------------------------------------------------------------
                                                     9,294,174
--------------------------------------------------------------

TELEPHONE-13.92%

Bell Atlantic Corp.                      122,300     6,214,369
--------------------------------------------------------------
BellSouth Corp.                           66,800     2,847,350
--------------------------------------------------------------
Broadwing Inc.(a)                        342,344     8,879,548
--------------------------------------------------------------
CenturyTel, Inc.                         146,000     4,197,500
--------------------------------------------------------------
GTE Corp.                                 62,100     3,865,725
--------------------------------------------------------------
McLeodUSA, Inc.-Class A(a)               284,400     5,883,525
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE

TELEPHONE-(CONTINUED)

NEXTLINK Communications, Inc.-Class
  A(a)                                    86,800   $ 3,292,975
--------------------------------------------------------------
Qwest Communications International
  Inc.(a)                                152,100     7,557,469
--------------------------------------------------------------
SBC Communications Inc.                  331,093    14,319,772
--------------------------------------------------------------
Time Warner Telecom, Inc.-Class A(a)     102,000     6,566,250
--------------------------------------------------------------
                                                    63,624,483
--------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $127,519,609)                          250,966,257
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-24.10%
AUSTRALIA-0.55%

Telstra Corp. Ltd. (Telephone)           581,000     2,352,872
--------------------------------------------------------------
Telstra Corp. Ltd.-Installment
  Receipts (Telephone)                    72,000       163,421
--------------------------------------------------------------
                                                     2,516,293
--------------------------------------------------------------

BELGIUM-1.13%

Electrabel S.A. (Electric Companies)      21,000     5,180,550
--------------------------------------------------------------

BERMUDA-0.19%

Global Crossing Ltd.
  (Telecommunications-Long
  Distance)(a)                            32,523       855,761
--------------------------------------------------------------

CANADA-2.42%

360networks Inc.
  (Telecommunications-Long
  Distance)(a)                           120,000     1,830,000
--------------------------------------------------------------
AT&T Canada Inc. (Telephone)(a)           86,900     2,883,994
--------------------------------------------------------------
BCT.Telus Communications, Inc.
  (Telephone)                             55,382     1,478,900
--------------------------------------------------------------
BCT.Telus Communications, Inc.-Class
  A (Telephone)                           18,460       492,325
--------------------------------------------------------------
Nortel Networks Corp. (Communications
  Equipment)                              34,500     2,354,625
--------------------------------------------------------------
Rogers Cantel Mobile Communications
  Inc.-Class B
  (Telecommunications-
  Cellular/Wireless)(a)                   34,400     1,145,349
--------------------------------------------------------------
Westcoast Energy, Inc. (Natural Gas)      57,400       889,700
--------------------------------------------------------------
                                                    11,074,893
--------------------------------------------------------------

DENMARK-0.48%

Tele Danmark A.S.-ADR (Telephone)         65,000     2,210,000
--------------------------------------------------------------

FINLAND-2.15%

Nokia Oyj-ADR (Communications
  Equipment)                             146,600     7,320,838
--------------------------------------------------------------
Sonera Group Oyj
  (Telecommunications-Cellular/
  Wireless)                               54,900     2,497,873
--------------------------------------------------------------
                                                     9,818,711
--------------------------------------------------------------

FRANCE-2.02%

France Telecom S.A.-ADR (Telephone)       39,000     5,557,500
--------------------------------------------------------------
Suez Lyonnaise des Eaux S.A.
  (Manufacturing-Diversified)             20,900     3,654,323
--------------------------------------------------------------
                                                     9,211,823
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE

GERMANY-0.54%

E.On A.G.
  (Manufacturing-Diversified)(a)          50,560   $ 2,476,251
--------------------------------------------------------------

HUNGARY-0.32%

Magyar Tavkozlesi Rt-ADR
  (Telecommunications-Long Distance)      42,700     1,470,481
--------------------------------------------------------------

IRELAND-0.88%

eircom PLC (Telecommunications-Long
  Distance)                            1,499,100     3,999,569
--------------------------------------------------------------

ITALY-2.19%

ACEA S.p.A. (Water Utilities)            388,800     6,183,112
--------------------------------------------------------------
AEM S.p.A. (Electric Companies)          645,000     2,550,541
--------------------------------------------------------------
Enel S.p.A. (Electric Companies)         293,100     1,295,861
--------------------------------------------------------------
                                                    10,029,514
--------------------------------------------------------------

JAPAN-1.19%

Nippon Telegraph & Telephone Corp.
  (Telecommunications-Long Distance)         125     1,660,152
--------------------------------------------------------------
Nippon Telegraph & Telephone
  Corp.-ADR
  (Telecommunications-Long Distance)      30,000     2,051,250
--------------------------------------------------------------
NTT DoCoMo, Inc.
  (Telecommunications-Cellular/
  Wireless)                                   63     1,703,104
--------------------------------------------------------------
                                                     5,414,506
--------------------------------------------------------------

MEXICO-0.18%

Grupo Iusacell S.A.-ADR
  (Telecommunications-
  Cellular/Wireless)(a)                   51,600       806,250
--------------------------------------------------------------

NETHERLANDS-2.74%

Completel Europe N.V.
  (Telecommunications-Long
  Distance)(a)                           121,000     1,498,833
--------------------------------------------------------------
KPNQwest N.V.
  (Telecommunications-Long
  Distance)(a)                            65,700     2,579,213
--------------------------------------------------------------
Libertel N.V.
  (Telecommunications-Cellular/
  Wireless)(a)                           121,000     1,838,953
--------------------------------------------------------------
Versatel Telecom International N.V.
    (Telecommunications-Long
      Distance)(a)                       158,000     6,624,213
--------------------------------------------------------------
                                                    12,541,212
--------------------------------------------------------------

SOUTH KOREA-0.82%

Korea Telecom Corp.-ADR (Telephone)       77,800     3,763,575
--------------------------------------------------------------

SPAIN-2.48%

Endesa S.A. (Electric Companies)         227,000     4,388,665
--------------------------------------------------------------
Telefonica S.A. (Telephone)(a)           322,838     6,921,364
--------------------------------------------------------------
                                                    11,310,029
--------------------------------------------------------------

SWEDEN-0.38%

Telia A.B. (Telephone)(a)                185,800     1,746,320
--------------------------------------------------------------

UNITED KINGDOM-3.44%

COLT Telecom Group PLC (Telephone)        51,800     1,724,101
--------------------------------------------------------------
Kelda Group PLC (Water Utilities)        538,407     2,631,016
--------------------------------------------------------------
National Grid Group PLC (Electric
  Companies)                             131,526     1,036,715
--------------------------------------------------------------
Scottish Power PLC (Electric
  Companies)                             711,850     6,030,964
--------------------------------------------------------------

                                                     MARKET
                                        SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

United Utilities PLC (Water
  Utilities)                             151,936   $ 1,503,310
--------------------------------------------------------------
Vodafone AirTouch PLC
  (Telecommunications-Cellular/Wireless)   693,665   2,802,020
--------------------------------------------------------------
                                                    15,728,126
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $79,500,719)                                 110,153,864
--------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS-4.71%
COMPUTERS (SOFTWARE & SERVICES)-0.64%

PSINet, Inc.-Series C, $3.38 Conv.
  Pfd.                                    60,000     2,932,500
--------------------------------------------------------------

NATURAL GAS-1.05%

El Paso Energy Cap Trust, Inc.- $2.38
  Conv. Pfd.                              74,500     4,795,937
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-1.19%

Calpine Capital Trust-$2.88 Conv.
  Pfd.                                    46,100     5,451,325
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.26%

MediaOne Group, Inc.-$3.04 Conv. Pfd.     29,200     1,182,600
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-1.23%

Viatel, Inc., $3.88 Conv. Pfd.
  (Acquired 04/07/00; Cost
  $4,025,000)(b)                          80,500     3,079,125
--------------------------------------------------------------
Winstar Communications, Inc.-Series
  F, $72.50 Conv. Pfd.                     2,600     2,572,700
--------------------------------------------------------------
                                                     5,651,825
--------------------------------------------------------------

TELEPHONE-0.34%

Broadwing Inc.-Series B, $3.38 Conv.
  Pfd.                                     8,000       376,000
--------------------------------------------------------------

NEXTLINK Communications, Inc.-$3.25

  Conv. Pfd.                               3,000       529,500
--------------------------------------------------------------

NEXTLINK Communications, Inc.-$3.25

  Conv. Pfd. (Acquired 03/26/98; Cost
  $180,000)(b)                             3,600       635,400
--------------------------------------------------------------
                                                     1,540,900
--------------------------------------------------------------
    Total Domestic Convertible
      Preferred Stocks
      (Cost $18,844,973)                            21,555,087
--------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT
U.S. DOLLAR DENOMINATED BONDS & NOTES-4.39%
COMPUTERS (HARDWARE)-0.73%

Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 8.00%,
  05/01/03 (Acquired
  04/17/98-11/30/98; Cost
  $4,509,350)(b)                   $ 4,605,000        3,338,625
---------------------------------------------------------------

ELECTRIC COMPANIES-1.16%

Indiana Michigan Power Co.-Series
  F, Sec. Lease Obligation Bonds,
  9.82%, 12/07/22                    3,020,393        3,267,642
---------------------------------------------------------------
Western Resources, Inc., Sr.
  Unsec. Notes, 6.25%, 08/15/03      1,500,000        1,312,110
---------------------------------------------------------------
  7.13%, 08/01/09                      900,000          737,316
---------------------------------------------------------------
                                                      5,317,068
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
FINANCIAL (DIVERSIFIED)-1.01%

Limestone Electron Trust, Sr.
  Notes, 8.63%, 03/15/03,
  (Acquired 03/15/00; Cost
  $4,550,000)(b)                   $ 4,550,000   $    4,593,043
---------------------------------------------------------------

NATURAL GAS-0.27%

Dynegy Inc., Sr. Unsec. Deb.,
  7.13%, 05/15/18                    1,400,000        1,231,118
---------------------------------------------------------------

POWER PRODUCERS
  (INDEPENDENT)-0.28%

AES Corp. (The),
  Sr. Notes, 8.00%, 12/31/08           330,000          285,450
---------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.25%,
    07/15/06                         1,000,000        1,002,500
---------------------------------------------------------------
                                                      1,287,950
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.41%

AT&T Corp., Sr. Notes, 7.75%,
  03/01/07                           1,850,000        1,883,929
---------------------------------------------------------------

TELEPHONE-0.53%

NTL Inc., Conv. Sub. Notes,
  5.75%, 12/15/09
  (Acquired 12/17/99-03/01/00;
    (Cost $3,029,184)(b)             3,000,000        2,396,250
---------------------------------------------------------------
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $22,955,559)                                   20,047,983
---------------------------------------------------------------

                                    PRINCIPAL
                                    AMOUNT(c)
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-2.80%
CANADA-0.93%

Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Unsec. Disc. Notes, 10.75%,
  02/15/09(d)                     CAD   3,000,000      1,135,749
---------------------------------------------------------------
Teleglobe Canada Inc.
  (Telecommunications-Long
  Distance) Unsec. Deb., 8.34%,
  06/20/03      CAD                  2,400,000        1,668,253
---------------------------------------------------------------
TransCanada Pipelines-Series Q
  (Natural Gas), Deb., 10.63%,
  10/20/09      CAD                  1,750,000        1,458,077
---------------------------------------------------------------
                                                      4,262,079
---------------------------------------------------------------

FRANCE-0.38%

France Telecom (Telephone), Conv.
  Bonds, 2.00%, 01/01/04      FRF    6,455,040        1,758,786
---------------------------------------------------------------

UNITED KINGDOM-1.49%

COLT Telecom Group PLC
  (Telephone), Conv. Bonds,
  2.00%, 12/16/06
  (Acquired 12/09/99; Cost
    $1,513,645)(b)                 EUR   1,475,000      1,261,395
---------------------------------------------------------------

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
UNITED KINGDOM-(CONTINUED)

National Grid Co. PLC (Electric
  Companies) Conv. Bond 4.25%,
  02/17/08 (Acquired 02/05/98;
  Cost $4,574,700)(b)      GBP       2,760,000   $    5,527,456
---------------------------------------------------------------
                                                      6,788,851
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $11,882,331)                             12,809,716
---------------------------------------------------------------
                                     SHARES
MONEY MARKET FUNDS-8.33%

STIC Liquid Assets Portfolio(e)     19,047,372       19,047,372
---------------------------------------------------------------
STIC Prime Portfolio(e)             19,047,372       19,047,372
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $38,094,744)                             38,094,744
---------------------------------------------------------------
TOTAL INVESTMENTS-99.24%
  (Cost $298,797,935)                               453,627,651
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.76%                                   3,453,203
---------------------------------------------------------------
NET ASSETS-100.00%                               $  457,080,854
===============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
CAD    - Canadian Dollars
Conv.  - Convertible
Deb.   - Debentures
Disc.  - Discounted
EUR    - Euro
FRF    - French Franc
GBP    - British Pound Sterling
Gtd.   - Guaranteed
Pfd.   - Preferred
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/00 was $20,831,294 which represented 4.56% of the Fund's net assets.
(c) Foreign denominated security. Par value is denominated in currency indicated.
(d) Discounted bond at purchase. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $298,797,935)                              $453,627,651
---------------------------------------------------------
Foreign currencies, at value (cost
  $1,119,675)                                   1,121,147
---------------------------------------------------------
Receivables for:
---------------------------------------------------------
  Investments sold                              3,472,112
---------------------------------------------------------
  Fund shares sold                              1,803,007
---------------------------------------------------------
  Dividends and interest                        1,050,798
---------------------------------------------------------
Investment for deferred compensation plan          34,503
---------------------------------------------------------
    Total assets                              461,109,218
---------------------------------------------------------

LIABILITIES:

Payables for:
---------------------------------------------------------
  Investments purchased                         2,189,839
---------------------------------------------------------
  Fund shares reacquired                        1,067,015
---------------------------------------------------------
  Deferred compensation plan                       34,503
---------------------------------------------------------
Accrued advisory fees                             203,519
---------------------------------------------------------
Accrued administrative services fees                9,102
---------------------------------------------------------
Accrued distribution fees                         381,988
---------------------------------------------------------
Accrued trustees' fees                              1,835
---------------------------------------------------------
Accrued transfer agent fees                        66,330
---------------------------------------------------------
Accrued operating expenses                         74,233
---------------------------------------------------------
    Total liabilities                           4,028,364
---------------------------------------------------------
Net assets applicable to shares outstanding  $457,080,854
=========================================================

NET ASSETS:

Class A                                      $276,171,324
=========================================================
Class B                                      $166,457,343
=========================================================
Class C                                      $ 14,452,187
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        10,115,231
=========================================================
Class B                                         6,113,681
=========================================================
Class C                                           531,005
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $      27.30
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $27.30 divided by
       94.50%)                               $      28.89
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $      27.23
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $      27.22
=========================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  $146,812)                                   $ 3,533,165
---------------------------------------------------------
Interest                                        1,138,376
---------------------------------------------------------
    Total investment income                     4,671,541
---------------------------------------------------------

EXPENSES:

Advisory fees                                   1,199,544
---------------------------------------------------------
Administrative services fee                        54,716
---------------------------------------------------------
Custodian fees                                     88,002
---------------------------------------------------------
Distribution fees -- Class A                      335,673
---------------------------------------------------------
Distribution fees -- Class B                      798,790
---------------------------------------------------------
Distribution fees -- Class C                       54,807
---------------------------------------------------------
Transfer agent fees -- Class A                    162,464
---------------------------------------------------------
Transfer agent fees -- Class B                    124,965
---------------------------------------------------------
Transfer agent fees -- Class C                      8,582
---------------------------------------------------------
Trustee's fees                                      4,196
---------------------------------------------------------
Other                                             109,221
---------------------------------------------------------
    Total expenses                              2,940,960
---------------------------------------------------------
Less: Expenses paid indirectly                     (2,396)
---------------------------------------------------------
     Net expenses                               2,938,564
---------------------------------------------------------
Net investment income                           1,732,977
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES

Net realized gain from:
  Investment securities                        37,292,462
---------------------------------------------------------
  Foreign currencies                                4,060
---------------------------------------------------------
                                               37,296,522
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                       (21,987,676)
---------------------------------------------------------
  Foreign currencies                                2,587
---------------------------------------------------------
                                              (21,985,089)
---------------------------------------------------------
Net gain on investment securities and
  foreign currencies                           15,311,433
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $17,044,410
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                                  JUNE 30,      DECEMBER 31,
                                                                    2000            1999
                                                                ------------    ------------

OPERATIONS:

  Net investment income                                         $  1,732,977    $  4,536,854
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    37,296,522      30,572,537
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (21,985,089)     64,063,548
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          17,044,410      99,172,939
--------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                         (1,235,944)     (3,130,474)
--------------------------------------------------------------------------------------------
  Class B                                                           (206,587)       (980,604)
--------------------------------------------------------------------------------------------
  Class C                                                            (17,534)        (28,383)
--------------------------------------------------------------------------------------------

Distributions to shareholders from net realized gains:

  Class A                                                                 --     (13,462,484)
--------------------------------------------------------------------------------------------
  Class B                                                                 --      (8,054,908)
--------------------------------------------------------------------------------------------
  Class C                                                                 --        (355,717)
--------------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                         28,412,342      (3,558,143)
--------------------------------------------------------------------------------------------
  Class B                                                         17,692,322       3,957,825
--------------------------------------------------------------------------------------------
  Class C                                                          7,626,471       2,679,799
--------------------------------------------------------------------------------------------
    Net increase in net assets                                    69,315,480      76,239,850
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            387,765,374     311,525,524
--------------------------------------------------------------------------------------------
  End of period                                                 $457,080,854    $387,765,374
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $257,007,401    $203,276,266
--------------------------------------------------------------------------------------------
  Undistributed net investment income                                231,600         (41,312)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and foreign currencies                                        45,011,822       7,715,300
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           154,830,031     176,815,120
--------------------------------------------------------------------------------------------
                                                                $457,080,854    $387,765,374
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Utilities Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high total return.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income are recorded on ex-dividend date, and are declared and paid quarterly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
H. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% on the first $200 million of the Fund's average daily net assets, plus 0.50% on the next $300 million of the Fund's average daily net assets, plus 0.40% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2000, AIM was paid $54,716 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended June 30, 2000, AFS was paid $170,188 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $335,673, $798,790 and $54,807, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $98,419 from sales of the Class A shares of the Fund during the six months ended June 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2000, AIM Distributors received $7,794 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2000, the Fund paid legal fees of $2,028 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) $2,396 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,396.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A.. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $139,923,811 and $109,442,371, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities     $167,951,847
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (13,122,131)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities           $154,829,716
===========================================================================
Investments have the same cost for tax and financial
  statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                                                    JUNE 30, 2000             DECEMBER 31, 1999
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Sold:
  Class A                                                      2,325,401   $ 67,388,696    1,548,711   $ 34,438,387
-------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,095,314     30,639,781      884,404     19,574,340
-------------------------------------------------------------------------------------------------------------------
  Class C                                                        307,327      8,575,491      183,463      4,121,099
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                         37,756      1,091,836      636,523     15,200,629
-------------------------------------------------------------------------------------------------------------------
  Class B                                                          6,415        178,790      332,374      7,978,341
-------------------------------------------------------------------------------------------------------------------
  Class C                                                            571         15,901       14,370        346,523
-------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (1,389,230)   (40,068,190)  (2,406,262)   (53,197,159)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                       (466,854)   (13,126,249)  (1,070,971)   (23,594,856)
-------------------------------------------------------------------------------------------------------------------
  Class C                                                        (34,418)      (964,921)     (83,100)    (1,787,823)
-------------------------------------------------------------------------------------------------------------------
                                                               1,882,282   $ 53,731,135       39,512   $  3,079,481
===================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                          Class A
                                                          -----------------------------------------------------------------------
                                                          Six months ended                 Year Ended December 31,
                                                              June 30,       ----------------------------------------------------
                                                                2000           1999       1998       1997       1996       1995
                                                          ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of period                          $  26.08       $  21.01   $  19.26   $  16.01   $  14.59   $  11.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.15           0.38       0.48       0.47       0.55       0.55
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.19           6.60       2.53       3.26       1.43       2.71
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                              1.34           6.98       3.01       3.73       1.98       3.26
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.12)         (0.35)     (0.46)     (0.47)     (0.56)     (0.52)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (1.56)     (0.80)     (0.01)        --         --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                          (0.12)         (1.91)     (1.26)     (0.48)     (0.56)     (0.52)
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                              $  27.30       $  26.08   $  21.01   $  19.26   $  16.01   $  14.59
=================================================================================================================================
    Total return(a)                                               5.12%         34.15%     16.01%     23.70%     13.88%     28.07%
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $276,171       $238,432   $196,665   $179,456   $164,001   $170,624
=================================================================================================================================
Ratio of expenses to average net assets                           1.03%(b)       1.10%      1.06%      1.13%      1.17%      1.21%
=================================================================================================================================
Ratio of net investment income to average net assets              1.10%(b)       1.69%      2.39%      2.79%      3.62%      4.20%
=================================================================================================================================
Portfolio turnover rate                                             27%            37%        38%        26%        48%        88%
=================================================================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $270,013,609.

                                                                                          Class B
                                                          -----------------------------------------------------------------------
                                                          Six months ended                 Year Ended December 31,
                                                              June 30,       ----------------------------------------------------
                                                                2000           1999       1998       1997       1996       1995
                                                          ----------------   --------   --------   --------   --------   --------
Net asset value, beginning of period                          $  26.03       $  20.98   $  19.24   $  16.01   $  14.60   $  11.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04           0.21       0.33       0.34       0.42       0.44
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.19           6.59       2.53       3.25       1.44       2.73
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                              1.23           6.80       2.86       3.59       1.86       3.17
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.03)         (0.19)     (0.32)     (0.35)     (0.45)     (0.41)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (1.56)     (0.80)     (0.01)        --         --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                          (0.03)         (1.75)     (1.12)     (0.36)     (0.45)     (0.41)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  27.23       $  26.03   $  20.98   $  19.24   $  16.01   $  14.60
=================================================================================================================================
    Total return(a)                                               4.74%         33.16%     15.14%     22.74%     12.98%     27.16%
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $166,457       $142,632   $111,866   $ 94,227   $ 79,530   $ 70,693
=================================================================================================================================
Ratio of expenses to average net assets                           1.82%(b)       1.84%      1.81%      1.91%      1.96%      1.97%
=================================================================================================================================
Ratio of net investment income to average net assets              0.31%(b)       0.95%      1.64%      2.01%      2.83%      3.44%
=================================================================================================================================
Portfolio turnover rate                                             27%            37%        38%        26%        48%        88%
=================================================================================================================================

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $160,635,719.

                                                                                     Class C
                                                               ----------------------------------------------------
                                                                                                     August 4, 1997
                                                                                                      (Date sales
                                                                                     Year Ended        commenced)
                                                               Six months ended     December 31,        through
                                                                   June 30,       ----------------    December 31,
                                                                     2000         1999(a)    1998         1997
                                                               ----------------   -------   ------   --------------
Net asset value, beginning of period                               $ 26.02        $20.97    $19.24       $17.67
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.04          0.21      0.33         0.13
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              1.19          6.59      2.52         1.58
---------------------------------------------------------------------------------------------------------------
        Total from investment operations                              1.23          6.80      2.85         1.71
---------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                               (0.03)        (0.19)    (0.32)       (0.13)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 --         (1.56)    (0.80)       (0.01)
---------------------------------------------------------------------------------------------------------------
    Total distributions                                              (0.03)        (1.75)    (1.12)       (0.14)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 27.22        $26.02    $20.97       $19.24
===============================================================================================================
Total return(b)                                                       4.74%        33.18%    15.09%        9.74%
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $14,452        $6,702    $2,994       $1,183
===============================================================================================================
Ratio of expenses to average net assets                               1.82%(c)      1.84%     1.81%        1.90%(d)
===============================================================================================================
Ratio of net investment income to average net assets                  0.31%(c)      0.95%     1.64%        2.02%(d)
===============================================================================================================
Portfolio turnover rate                                                 27%           37%       38%          26%
===============================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $11,021,649.
(d) Annualized.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Funds Group, a Delaware business trust (the "Trust"), was held on May 3, 2000. The meeting was held for the following purposes:

(1) To elect Trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2) To approve a new Master Investment Advisory Agreement for AIM Global Utilities Fund (the "Fund").

(3) To approve changing the fundamental investment restrictions of the Fund.

(4) To approve changing the investment objective of the Fund and making it non-fundamental.

(5) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES     WITHHELD/
        TRUSTEES/MATTER                                                 VOTES FOR     AGAINST   ABSTENTIONS
        ---------------                                               -------------   -------   -----------
(1)     Charles T. Bauer............................................  1,514,464,534       N/A   46,493,668
        Bruce L. Crockett...........................................  1,516,486,806       N/A   44,471,396
        Owen Daly II................................................  1,515,115,325       N/A   45,842,877
        Edward K. Dunn, Jr. ........................................  1,516,300,879       N/A   44,657,323
        Jack M. Fields..............................................  1,516,328,985       N/A   44,629,217
        Carl Frischling.............................................  1,515,733,560       N/A   45,224,642
        Robert H. Graham............................................  1,516,470,809       N/A   44,487,393
        Prema Mathai-Davis..........................................  1,515,583,756       N/A   45,374,446
        Lewis F. Pennock............................................  1,516,458,889       N/A   44,499,313
        Louis S. Sklar..............................................  1,516,220,167       N/A   44,738,035
(2)     Approval of a new Investment Advisory Agreement.............      7,098,827   164,859    2,230,187*
(3)(a)  Change to Fundamental Restriction on Issuer
        Diversification.............................................      7,007,256   211,907    2,274,710*
(3)(b)  Change to Fundamental Restriction on Borrowing Money and
        Issuing Senior Securities...................................      6,972,175   243,425    2,278,273*
(3)(c)  Change to or Addition of Fundamental Restriction on
        Underwriting Securities.....................................      7,000,255   212,165    2,281,453*
(3)(d)  Change to or Addition of Fundamental Restriction on Industry
        Concentration...............................................      7,004,582   221,930    2,267,361*
(3)(e)  Change to Fundamental Restriction on Purchasing or Selling
        Real Estate.................................................      6,977,645   239,916    2,276,312*
(3)(f)  Change to Fundamental Restriction on Purchasing or Selling
        Commodities and Elimination of Fundamental Restriction on
        Puts and Calls..............................................      6,929,042   278,574    2,286,257*
(3)(g)  Change to Fundamental Restriction on Making Loans...........      6,921,097   271,552    2,301,224*
(3)(h)  Approval of a new Fundamental Investment Restriction on
        Investing all of the Fund's assets in an Open-End Fund......      6,956,037   236,412    2,301,424*
(3)(i)  Elimination of Fundamental Restriction on Margin
        Transactions................................................      6,821,021   359,241    2,313,611*
(3)(j)  Elimination of Fundamental Restriction on Short Sales of
        Securities..................................................      6,861,377   322,438    2,310,058*
(4)     Approval of Changing the Investment Objective and Making it
        Non-Fundamental.............................................      6,837,392   332,712    2,323,769*
(5)     Ratification of the selection of KPMG LLP as Independent
        Accountants of the Fund.....................................      9,002,666    55,703      435,504

---------------

* Includes Broker Non-Votes

SCHEDULE OF INVESTMENTS

JUNE 30, 2000
(UNAUDITED)

                                                     MARKET
                                      SHARES         VALUE
DOMESTIC COMMON STOCKS-77.04%

BIOTECHNOLOGY-0.63%

Amgen Inc.(a)                          120,000   $    8,430,000
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.87%

AT&T Corp.-Liberty Media
  Group-Class A(a)                     250,000        6,062,500
---------------------------------------------------------------
Radio One, Inc.-Class A(a)              74,000        2,187,625
---------------------------------------------------------------
Radio One, Inc.-Class D(a)             148,000        3,265,250
---------------------------------------------------------------
                                                     11,515,375
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-5.96%

Avanex Corp.(a)                         30,700        2,931,850
---------------------------------------------------------------
Comverse Technology, Inc.(a)           429,900       39,980,700
---------------------------------------------------------------
Finisar Corp.(a)                        49,200        1,288,425
---------------------------------------------------------------
JDS Uniphase Corp.(a)                   62,800        7,528,150
---------------------------------------------------------------
Juniper Networks, Inc.(a)              129,600       18,864,900
---------------------------------------------------------------
ONI Systems Corp.(a)                    24,500        2,871,477
---------------------------------------------------------------
Sycamore Networks, Inc.(a)              52,200        5,761,575
---------------------------------------------------------------
                                                     79,227,077
---------------------------------------------------------------

COMPUTERS (HARDWARE)-2.68%

National Instruments Corp.(a)          165,000        7,198,125
---------------------------------------------------------------
Sun Microsystems, Inc.(a)              312,000       28,372,500
---------------------------------------------------------------
                                                     35,570,625
---------------------------------------------------------------

COMPUTERS (NETWORKING)-2.92%

Cisco Systems, Inc.(a)                 288,000       18,306,000
---------------------------------------------------------------
Extreme Networks, Inc.(a)              131,000       13,820,500
---------------------------------------------------------------
VeriSign, Inc.(a)                       38,000        6,707,000
---------------------------------------------------------------
                                                     38,833,500
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-6.48%

Brocade Communications Systems,
  Inc.(a)                              102,000       18,715,406
---------------------------------------------------------------
EMC Corp.(a)                           636,280       48,953,792
---------------------------------------------------------------
Network Appliance, Inc.(a)             144,800       11,656,400
---------------------------------------------------------------
QLogic Corp.(a)                        103,000        6,804,437
---------------------------------------------------------------
                                                     86,130,035
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
COMPUTERS (SOFTWARE &
  SERVICES)-10.49%

Affiliated Computer Services,
  Inc.-Class A(a)                       22,600   $      747,212
---------------------------------------------------------------
America Online, Inc.(a)                 92,000        4,853,000
---------------------------------------------------------------
BEA Systems, Inc.(a)                   294,000       14,534,625
---------------------------------------------------------------
Citrix Systems, Inc.(a)                219,000        4,147,312
---------------------------------------------------------------
InfoSpace, Inc.(a)                     519,000       28,674,750
---------------------------------------------------------------
ISS Group, Inc.(a)                      16,400        1,619,244
---------------------------------------------------------------
Marimba, Inc.(a)                        17,000          236,937
---------------------------------------------------------------
Oracle Corp.(a)                        432,000       36,315,000
---------------------------------------------------------------
Secure Computing Corp.(a)              630,000       11,851,875
---------------------------------------------------------------
Siebel Systems, Inc.(a)                 74,000       12,103,625
---------------------------------------------------------------
StorageNetworks, Inc.(a)                 5,100          460,275
---------------------------------------------------------------
VERITAS Software Corp.(a)              168,750       19,071,387
---------------------------------------------------------------
WatchGuard Technologies, Inc.(a)        85,000        4,669,687
---------------------------------------------------------------
                                                    139,284,929
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.41%

McKesson HBOC, Inc.                    260,000        5,443,750
---------------------------------------------------------------
ELECTRIC COMPANIES-0.82%
Niagara Mohawk Holdings Inc.(a)        214,300        2,986,806
---------------------------------------------------------------
Northeast Utilities                    218,600        4,754,550
---------------------------------------------------------------
TXU Corp.                              107,000        3,156,500
---------------------------------------------------------------
                                                     10,897,856
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-3.07%

American Power Conversion Corp.(a)     318,000       12,978,375
---------------------------------------------------------------
Cohu, Inc.                             134,000        3,613,812
---------------------------------------------------------------
Cree, Inc.(a)                           70,000        9,345,000
---------------------------------------------------------------
Sanmina Corp.(a)                       174,400       14,911,200
---------------------------------------------------------------
                                                     40,848,387
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-2.20%

Tektronix, Inc.                        256,000       18,944,000
---------------------------------------------------------------
Waters Corp.(a)                         82,000       10,234,625
---------------------------------------------------------------
                                                     29,178,625
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-5.25%

Altera Corp.(a)                        280,800       28,624,050
---------------------------------------------------------------
Amkor Technology, Inc.(a)              150,000        5,296,875
---------------------------------------------------------------
Broadcom Corp.-Class A(a)               33,000        7,224,937
---------------------------------------------------------------
Linear Technology Corp.                177,600       11,355,300
---------------------------------------------------------------
Maxim Integrated Products, Inc.(a)     140,000        9,511,250
---------------------------------------------------------------
Zoran Corp.(a)                         117,000        7,714,687
---------------------------------------------------------------
                                                     69,727,099
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

ENGINEERING & CONSTRUCTION-2.41%

Quanta Services, Inc.(a)               582,500   $   32,037,500
---------------------------------------------------------------

ENTERTAINMENT-0.84%

SFX Entertainment, Inc.-Class A(a)     246,300       11,160,469
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.22%

Teradyne, Inc.(a)                      220,000       16,170,000
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.64%

American Express Co.                   120,300        6,270,637
---------------------------------------------------------------
Citigroup Inc.                         255,375       15,386,344
---------------------------------------------------------------
Freddie Mac                            161,860        6,555,330
---------------------------------------------------------------
MGIC Investment Corp.                  149,300        6,793,150
---------------------------------------------------------------
                                                     35,005,461
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-1.96%

Forest Laboratories, Inc.(a)           105,200       10,625,200
---------------------------------------------------------------
Jones Pharma Inc.                      220,000        8,786,250
---------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class
  A(a)                                 117,000        6,669,000
---------------------------------------------------------------
                                                     26,080,450
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-2.66%

Pfizer Inc.                            736,200       35,337,600
---------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-1.38%

Health Management Associates,
  Inc.-Class A(a)                      790,000       10,319,375
---------------------------------------------------------------
LifePoint Hospitals, Inc.(a)           360,000        8,010,000
---------------------------------------------------------------
                                                     18,329,375
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-1.03%

UnitedHealth Group Inc.                159,100       13,642,825
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-2.78%

Beckman Coulter, Inc.                   68,500        3,998,687
---------------------------------------------------------------
Biomet, Inc.                           120,600        4,635,563
---------------------------------------------------------------
Edwards Lifesciences Corp.(a)          440,000        8,140,000
---------------------------------------------------------------
Guidant Corp.(a)                       105,000        5,197,500
---------------------------------------------------------------
Medtronic, Inc.                        300,000       14,943,750
---------------------------------------------------------------
                                                     36,915,500
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-0.63%

Radian Group Inc.                       57,000        2,949,750
---------------------------------------------------------------
XL Capital Ltd.-Class A                100,000        5,412,500
---------------------------------------------------------------
                                                      8,362,250
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.38%

Mattel, Inc.                           383,800        5,061,363
---------------------------------------------------------------

NATURAL GAS-0.95%

Enron Corp.                            195,000       12,577,500
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

OIL & GAS (DRILLING &
  EQUIPMENT)-2.33%

Cooper Cameron Corp.(a)                120,000   $    7,920,000
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.        125,000        4,390,625
---------------------------------------------------------------
ENSCO International Inc.               344,600       12,340,988
---------------------------------------------------------------
Schlumberger Ltd.                       73,400        5,477,475
---------------------------------------------------------------
Transocean Sedco Forex Inc.             14,210          759,347
---------------------------------------------------------------
                                                     30,888,435
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.22%

International Paper Co.                 96,700        2,882,869
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.37%

Pinnacle Systems, Inc.(a)              220,000        4,946,563
---------------------------------------------------------------

RAILROADS-0.69%

Kansas City Southern Industries,
  Inc.                                 103,000        9,134,813
---------------------------------------------------------------

RESTAURANTS-0.63%

CEC Entertainment Inc.(a)              328,000        8,405,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.81%

Home Depot, Inc. (The)                 106,800        5,333,325
---------------------------------------------------------------
Sherwin-Williams Co. (The)             255,000        5,402,813
---------------------------------------------------------------
                                                     10,736,138
---------------------------------------------------------------

RETAIL (COMPUTERS &
  ELECTRONICS)-0.75%

CDW Computer Centers, Inc.(a)          160,000       10,000,000
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.43%

Albertson's, Inc.                      172,000        5,719,000
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-1.12%

Costco Wholesale Corp.(a)              152,000        5,016,000
---------------------------------------------------------------
Target Corp.                           170,000        9,860,000
---------------------------------------------------------------
                                                     14,876,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.83%

Zale Corp.(a)                          304,000       11,096,000
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.56%

Men's Wearhouse, Inc. (The)(a)         596,000       13,298,250
---------------------------------------------------------------
Too Inc.(a)                            290,000        7,376,875
---------------------------------------------------------------
                                                     20,675,125
---------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-1.33%

Convergys Corp.(a)                      98,000        5,083,750
---------------------------------------------------------------
H&R Block, Inc.                        220,000        7,122,500
---------------------------------------------------------------
Iron Mountain Inc.(a)                  161,000        5,474,000
---------------------------------------------------------------
                                                     17,680,250
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.14%

Critical Path, Inc.(a)                  32,000        1,866,000
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

SERVICES (DATA PROCESSING)-2.56%

Concord EFS, Inc.(a)                   174,825   $    4,545,450
---------------------------------------------------------------
CSG Systems International, Inc.(a)     180,000       10,091,250
---------------------------------------------------------------
DST Systems, Inc.(a)                    58,100        4,422,863
---------------------------------------------------------------
Fiserv, Inc.(a)                         85,275        3,688,144
---------------------------------------------------------------
NOVA Corp.(a)                          102,232        2,856,107
---------------------------------------------------------------
Paychex, Inc.                          200,250        8,410,500
---------------------------------------------------------------
                                                     34,014,314
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.45%

Nextel Communications, Inc.-Class
  A(a)                                 200,000       12,237,500
---------------------------------------------------------------
Powerwave Technologies, Inc.(a)        159,000        6,996,000
---------------------------------------------------------------
                                                     19,233,500
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.54%

Primus Telecommunications Group,
  Inc.(a)                              150,000        3,731,250
---------------------------------------------------------------
Viatel, Inc.(a)                        120,000        3,427,500
---------------------------------------------------------------
                                                      7,158,750
---------------------------------------------------------------

WASTE MANAGEMENT-0.62%

Waste Management, Inc.                 431,600        8,200,400
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $551,567,087)                         1,023,280,708
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-10.13%

BERMUDA-0.19%

Global Crossing Ltd.
  (Telecommunications-Long
  Distance)(a)                          98,842        2,600,780
---------------------------------------------------------------

CANADA-4.53%

Celestica Inc.
  (Electronics-Semiconductors)(a)      190,000        9,428,750
---------------------------------------------------------------
Nortel Networks Corp.
  (Communications Equipment)           240,000       16,380,000
---------------------------------------------------------------
PMC-Sierra, Inc.
  (Electronics-Semiconductors)(a)      193,200       34,329,225
---------------------------------------------------------------
                                                     60,137,975
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

FINLAND-1.86%

Nokia Oyj A.B.-ADR (Communications
  Equipment)                           494,400   $   24,689,100
---------------------------------------------------------------

HONG KONG-0.23%

UTStarcom, Inc. (Communications
  Equipment)(a)                        100,000        3,037,500
---------------------------------------------------------------

NETHERLANDS-1.59%

Koninklijke (Royal) Phillips
  Electronics N.V.-ADR (Electrical
  Equipment)                           444,544       21,115,840
---------------------------------------------------------------

SINGAPORE-0.92%

Flextronics International Ltd.
  (Manufacturing-Specialized)(a)       178,710       12,275,144
---------------------------------------------------------------

SWEDEN-0.81%

Telefonaktiebolaget LM Ericsson
  A.B.-ADR (Communications
  Equipment)                           536,000       10,720,000
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $56,543,017)                                  134,576,339
---------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT

U.S. TREASURY SECURITIES-0.11%

U.S. TREASURY BILLS-0.11%
  5.66%, 09/21/00(b)                $1,460,000(c)      1,441,044
---------------------------------------------------------------
         Total U.S. Treasury
           Securities
           (Cost $1,441,044)                          1,441,044
---------------------------------------------------------------

                                      SHARES

MONEY MARKET FUNDS-12.60%

STIC Liquid Assets Portfolio(d)     83,705,878       83,705,878
---------------------------------------------------------------
STIC Prime Portfolio(d)             83,705,878       83,705,878
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $167,411,756)                           167,411,756
---------------------------------------------------------------

TOTAL INVESTMENTS-99.88%

  (Cost $776,962,904)                             1,326,709,847
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.12%                                   1,564,689
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,328,274,536
===============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $776,962,904)                             $1,326,709,847
----------------------------------------------------------
Receivables for:
  Investments sold                                 749,164
----------------------------------------------------------
  Fund shares sold                               4,703,673
----------------------------------------------------------
  Dividends                                      1,048,169
----------------------------------------------------------
  Variation margin                                 176,750
----------------------------------------------------------
Investment for deferred compensation plan           66,712
----------------------------------------------------------
Other assets                                        13,594
----------------------------------------------------------
         Total assets                        1,333,467,909
----------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            137,700
----------------------------------------------------------
  Fund shares reacquired                         2,892,445
----------------------------------------------------------
  Deferred compensation plan                        66,712
----------------------------------------------------------
Accrued advisory fees                              687,468
----------------------------------------------------------
Accrued administrative services fees                11,794
----------------------------------------------------------
Accrued distribution fees                        1,234,629
----------------------------------------------------------
Accrued transfer agent fees                        159,994
----------------------------------------------------------
Accrued trustees' fees                               2,631
----------------------------------------------------------
    Total liabilities                            5,193,373
----------------------------------------------------------
Net assets applicable to shares
  outstanding                               $1,328,274,536
==========================================================

NET ASSETS:

Class A                                     $  555,800,496
==========================================================
Class B                                     $  717,858,759
==========================================================
Class C                                     $   54,615,281
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         18,242,911
==========================================================
Class B                                         25,248,915
==========================================================
Class C                                          1,923,142
==========================================================

Class A:

  Net asset value and redemption price per
    share                                   $        30.47
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $30.47 divided by
     94.50%)                                $        32.24
==========================================================
Class B:
  Net asset value and offering price per
    share                                   $        28.43
==========================================================
Class C:
  Net asset value and offering price per
    share                                   $        28.40
==========================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  $53,469)                                   $  4,554,512
---------------------------------------------------------
Interest                                            8,176
---------------------------------------------------------
    Total investment income                     4,562,688
---------------------------------------------------------

EXPENSES:

Advisory fees                                   3,936,407
---------------------------------------------------------
Administrative services fee                        70,430
---------------------------------------------------------
Custodian fees                                     53,424
---------------------------------------------------------
Distribution fees -- Class A                      640,707
---------------------------------------------------------
Distribution fees -- Class B                    3,314,037
---------------------------------------------------------
Distribution fees -- Class C                      202,873
---------------------------------------------------------
Transfer agent fees -- Class A                    275,683
---------------------------------------------------------
Transfer agent fees -- Class B                    508,155
---------------------------------------------------------
Transfer agent fees -- Class C                     31,139
---------------------------------------------------------
Trustees' fees                                      3,983
---------------------------------------------------------
Other                                             176,265
---------------------------------------------------------
    Total expenses                              9,213,103
---------------------------------------------------------
Less: Expenses paid indirectly                    (18,930)
---------------------------------------------------------
   Net expenses                                 9,194,173
---------------------------------------------------------
Net investment income (loss)                   (4,631,485)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FUTURES
  CONTRACTS

Net realized gain from investment
  securities                                  162,938,533
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                        14,201,930
---------------------------------------------------------
  Futures contracts                              (435,750)
---------------------------------------------------------
                                               13,766,180
---------------------------------------------------------
Net gain on investment securities and
  futures contracts                           176,704,713
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $172,073,228
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                                   JUNE 30,        DECEMBER 31,
                                                                     2000              1999
                                                                --------------    --------------

OPERATIONS:

  Net investment income (loss)                                  $   (4,631,485)   $   (6,500,213)
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     162,938,533        46,613,838
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and futures contracts                                13,766,180       268,442,968
------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations           172,073,228       308,556,593
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Class A                                                                   --       (17,929,351)
------------------------------------------------------------------------------------------------
  Class B                                                                   --       (24,484,976)
------------------------------------------------------------------------------------------------
  Class C                                                                   --          (997,756)
------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS-NET:

  Class A                                                           19,218,667        25,912,665
------------------------------------------------------------------------------------------------
  Class B                                                           32,576,653        19,950,492
------------------------------------------------------------------------------------------------
  Class C                                                           24,947,654        11,803,897
------------------------------------------------------------------------------------------------
    Net increase in net assets                                     248,816,202       322,811,564
------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            1,079,458,334       756,646,770
------------------------------------------------------------------------------------------------
  End of period                                                 $1,328,274,536    $1,079,458,334
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $  624,913,082    $  548,170,108
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (4,720,303)          (88,818)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     158,770,564        (4,167,969)
------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                 549,311,193       535,545,013
------------------------------------------------------------------------------------------------
                                                                $1,328,274,536    $1,079,458,334
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2000
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Select Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
   Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

F. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2000, AIM was paid $70,430 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended June 30, 2000, AFS was paid $461,653 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $640,707, $3,314,037 and $202,873, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $195,466 from sales of the Class A shares of the Fund during the six months ended June 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2000, AIM Distributors received $10,324 in contingent deferred sales charges imposed on redemptions of Fund shares.
    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
    During the six months ended June 30, 2000, the Fund paid legal fees of $2,537 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $6,566 and $12,364, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $18,930.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $303,886,854 and $341,954,108, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $589,528,643
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (39,934,558)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $549,594,085
=========================================================
Cost of investments for tax purposes is
  $777,115,762.

NOTE 7-FUTURES CONTRACTS

On June 30, 2000, $1,460,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                                                                       UNREALIZED
                                                               NO. OF       MONTH/       MARKET       APPRECIATION
CONTRACT                                                      CONTRACTS   COMMITMENT      VALUE      (DEPRECIATION)
--------                                                      ---------   ----------   -----------   --------------
S&P 500 Index                                                    70       Sep-00/Buy   $25,691,750     $(435,750)
===================================================================================================================

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                                                    JUNE 30, 2000             DECEMBER 31, 1999
                                                              -------------------------   --------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   -------------
Sold:
  Class A                                                      2,572,113   $ 75,421,293    8,174,582   $ 169,122,203
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,478,565     95,416,373    5,441,024     110,096,224
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,039,602     28,794,250      820,566      16,761,504
--------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                             --             --      702,598      17,072,219
--------------------------------------------------------------------------------------------------------------------
  Class B                                                             --             --      996,161      22,682,713
--------------------------------------------------------------------------------------------------------------------
  Class C                                                             --             --       41,870         952,496
--------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (1,931,091)   (56,202,626)  (7,818,939)   (160,281,757)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,345,162)   (62,839,720)  (5,672,316)   (112,828,445)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (146,119)    (3,846,596)    (296,926)     (5,910,103)
--------------------------------------------------------------------------------------------------------------------
                                                               2,667,908   $ 76,742,974    2,388,620   $  57,667,054
====================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                    YEAR ENDED DECEMBER 31,
                                                               JUNE 30,    ----------------------------------------------------
                                                               2000(a)       1999       1998     1997(a)      1996     1995(a)
                                                              ----------   --------   --------   --------   --------   --------
Net asset value, beginning of period                           $  26.23    $  19.35   $  15.67   $  14.78   $  13.05   $  10.32
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.04)      (0.06)     (0.04)      0.01       0.07       0.02
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           4.28        8.00       4.24       2.82       2.34       3.50
-------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                               4.24        7.94       4.20       2.83       2.41       3.52
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                               --          --         --      (0.01)        --         --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --       (1.06)     (0.52)     (1.93)     (0.68)     (0.79)
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                              --       (1.06)     (0.52)     (1.94)     (0.68)     (0.79)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  30.47    $  26.23   $  19.35   $  15.67   $  14.78   $  13.05
===============================================================================================================================
Total return(b)                                                   16.16%      41.48%     27.09%     19.54%     18.61%     34.31%
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $555,800    $461,628   $320,143   $266,168   $227,882   $168,217
===============================================================================================================================
Ratio of expenses to average net assets                            1.06%(c)    1.09%      1.11%      1.13%      1.18%      1.28%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.30)%(c)  (0.31)%    (0.22)%     0.04%      0.46%      0.20%
===============================================================================================================================
Portfolio turnover rate                                              27%         31%        68%       110%        97%        87%
===============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $515,381,818.

                                                                                           CLASS B
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                    YEAR ENDED DECEMBER 31,
                                                               JUNE 30,    ----------------------------------------------------
                                                               2000(a)     1999(a)      1998     1997(a)      1996     1995(a)
                                                              ----------   --------   --------   --------   --------   --------
Net asset value, beginning of period                           $  24.57    $  18.33   $  14.98   $  14.32   $  12.77   $  10.21
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.15)      (0.23)     (0.17)     (0.13)     (0.05)     (0.08)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           4.01        7.53       4.04       2.72       2.28       3.43
-------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                               3.86        7.30       3.87       2.59       2.23       3.35
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net realized gains                              --       (1.06)     (0.52)     (1.93)     (0.68)     (0.79)
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                              --       (1.06)     (0.52)     (1.93)     (0.68)     (0.79)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  28.43    $  24.57   $  18.33   $  14.98   $  14.32   $  12.77
===============================================================================================================================
Total return(b)                                                   15.71%      40.29%     26.13%     18.50%     17.60%     33.00%
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $717,859    $592,555   $428,002   $356,186   $280,807   $138,034
===============================================================================================================================
Ratio of expenses to average net assets                            1.85%(c)    1.90%      1.93%      1.99%      2.03%      2.13%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets       (1.10)%(c)  (1.12)%    (1.04)%    (0.82)%    (0.39)%    (0.65)%
===============================================================================================================================
Portfolio turnover rate                                              27%         31%        68%       110%        97%        87%
===============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $666,449,287.

                                                                                  CLASS C
                                                              -----------------------------------------------
                                                                                                  AUGUST 4,
                                                                                                     1997
                                                                                                 (DATE SALES
                                                              SIX MONTHS        YEAR ENDED        COMMENCED
                                                                ENDED          DECEMBER 31,           TO
                                                               JUNE 30,     ------------------   DECEMBER 31,
                                                               2000(a)      1999(a)    1998(a)     1997(a)
                                                              ----------    -------    -------   ------------
Net asset value, beginning of period                           $ 24.55      $ 18.32    $14.98       $17.65
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.15)       (0.23)    (0.17)       (0.04)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   4.00         7.52      4.03        (0.70)
-------------------------------------------------------------------------------------------------------------
    Total from investment operations                              3.85         7.29      3.86        (0.74)
-------------------------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net realized gains                             --        (1.06)    (0.52)       (1.93)
-------------------------------------------------------------------------------------------------------------
    Total distributions                                             --        (1.06)    (0.52)       (1.93)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 28.40      $ 24.55    $18.32       $14.98
=============================================================================================================
Total return(b)                                                  15.68%       40.26%    26.07%       (3.86)%
=============================================================================================================
Ratios/supplemental data:
Ratio of expenses to average net assets                           1.85%(c)     1.90%     1.93%        1.95%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.10)%(c)   (1.12)%   (1.04)%      (0.77)%(d)
=============================================================================================================
Portfolio turnover rate                                             27%          31%       68%         110%
=============================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $40,797,439.
(d) Annualized.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Funds Group, a Delaware business trust (the "Trust"), was held on May 3, 2000. The meeting was held for the following purposes:

(1) To elect Trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2) To approve a new Master Investment Advisory Agreement for AIM Select Growth Fund (the "Fund").

(3) To approve changing the fundamental investment restrictions of the Fund.

(4) To approve changing the investment objective of the Fund and making it non-fundamental.

(5) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                        VOTES      WITHHELD/
        TRUSTEES/MATTER                                                 VOTES FOR      AGAINST    ABSTENTIONS
        ---------------                                               -------------   ---------   -----------
(1)     Charles T. Bauer............................................  1,514,464,534         N/A   46,493,668
        Bruce L. Crockett...........................................  1,516,486,806         N/A   44,471,396
        Owen Daly II................................................  1,515,115,325         N/A   45,842,877
        Edward K. Dunn, Jr. ........................................  1,516,300,879         N/A   44,657,323
        Jack M. Fields..............................................  1,516,328,985         N/A   44,629,217
        Carl Frischling.............................................  1,515,733,560         N/A   45,224,642
        Robert H. Graham............................................  1,516,470,809         N/A   44,487,393
        Prema Mathai-Davis..........................................  1,515,583,756         N/A   45,374,446
        Lewis F. Pennock............................................  1,516,458,889         N/A   44,499,313
        Louis S. Sklar..............................................  1,516,220,167         N/A   44,738,035
(2)     Approval of a new Investment Advisory Agreement.............     18,162,974     407,664    5,398,751*
(3)(a)  Change to Fundamental Restriction on Issuer
        Diversification.............................................     17,793,323     585,554    5,590,512*
(3)(b)  Change to Fundamental Restriction on Borrowing Money and
        Issuing Senior Securities...................................     17,643,057     707,140    5,619,192*
(3)(c)  Change to or Addition of Fundamental Restriction on
        Underwriting Securities.....................................     17,735,470     633,715    5,600,204*
(3)(d)  Change to or Addition of Fundamental Restriction on Industry
        Concentration...............................................     17,759,968     590,848    5,618,573*
(3)(e)  Change to Fundamental Restriction on Purchasing or Selling
        Real Estate.................................................     17,644,028     719,740    5,605,621*
(3)(f)  Change to Fundamental Restriction on Purchasing or Selling
        Commodities and Elimination of Fundamental Restriction on
        Puts and Calls..............................................     17,532,142     794,076    5,643,171*
(3)(g)  Change to Fundamental Restriction on Making Loans...........     17,497,192     788,242    5,683,955*
(3)(h)  Approval of a new Fundamental Investment Restriction on
        Investing all of the Fund's assets in an Open-End Fund......     17,607,939     712,143    5,649,307*
(3)(i)  Elimination of Fundamental Restriction on Margin
        Transactions................................................     17,270,430   1,018,370    5,680,589*
(3)(j)  Elimination of Fundamental Restriction on Short Sales of
        Securities..................................................     17,425,580     867,238    5,676,571*
(4)     Approval of changing the Investment Objective and Making it
        Non-Fundamental.............................................     17,458,745     805,507    5,705,137*
(5)     Ratification of the selection of KPMG LLP as Independent
        Accountants of the Fund.....................................     22,780,259     180,753    1,008,377

* Includes Broker Non-Votes

SCHEDULE OF INVESTMENTS

JUNE 30, 2000
(UNAUDITED)

                                                     MARKET
                                    SHARES            VALUE
DOMESTIC COMMON STOCKS-75.79%

BANKS (MONEY CENTER)-1.75%

Chase Manhattan Corp. (The)         11,250,000   $   518,203,125
----------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO
  & CABLE)-10.33%

Comcast Corp.-Class A(a)(b)         45,000,000     1,822,500,000
----------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                              27,188,900     1,238,794,256
----------------------------------------------------------------
                                                   3,061,294,256
----------------------------------------------------------------

COMPUTERS (HARDWARE)-8.63%

Apple Computer, Inc.(a)(b)          20,000,000     1,047,500,000
----------------------------------------------------------------
Dell Computer Corp.(a)              14,127,800       696,677,137
----------------------------------------------------------------
Gateway, Inc.(a)                     7,605,750       431,626,313
----------------------------------------------------------------
Sun Microsystems, Inc.(a)            4,200,000       381,937,500
----------------------------------------------------------------
                                                   2,557,740,950
----------------------------------------------------------------

COMPUTERS (PERIPHERALS)-2.40%

EMC Corp.(a)                         1,157,600        89,062,850
----------------------------------------------------------------
Lexmark International Group,
  Inc.-Class A(a)(b)                 9,254,100       622,338,225
----------------------------------------------------------------
                                                     711,401,075
----------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-1.93%

At Home Corp.-Series A(a)           16,500,000       342,375,000
----------------------------------------------------------------
Citrix Systems, Inc.(a)              2,000,000        37,875,000
----------------------------------------------------------------
Oracle Corp.(a)                      1,500,000       126,093,750
----------------------------------------------------------------
Unisys Corp.(a)                      4,500,000        65,531,250
----------------------------------------------------------------
                                                     571,875,000
----------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.79%

Solectron Corp.(a)                   5,600,000       234,500,000
----------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-3.22%

Analog Devices, Inc.(a)             10,851,900       824,744,400
----------------------------------------------------------------
Texas Instruments Inc.               1,900,000       130,506,250
----------------------------------------------------------------
                                                     955,250,650
----------------------------------------------------------------

ENTERTAINMENT-0.18%

Time Warner Inc.                       698,700        53,101,200
----------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-4.24%

Applied Materials, Inc.(a)           9,009,900       816,522,188
----------------------------------------------------------------
Teradyne, Inc.(a)                    5,976,700       439,287,450
----------------------------------------------------------------
                                                   1,255,809,638
----------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.64%

American Express Co.                 7,500,000       390,937,500
----------------------------------------------------------------

                                                     MARKET
                                    SHARES            VALUE
FINANCIAL
  (DIVERSIFIED)-(CONTINUED)

Citigroup Inc.                       6,500,000   $   391,625,000
----------------------------------------------------------------
                                                     782,562,500
----------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-1.09%

Johnson & Johnson                    3,180,800       324,044,000
----------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-2.11%

Pfizer Inc.                         13,000,000       624,000,000
----------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.92%

Guidant Corp.(a)                    11,500,000       569,250,000
----------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-
  DURABLES)-1.11%

Colgate-Palmolive Co.                1,200,000        71,850,000
----------------------------------------------------------------
Kimberly-Clark Corp.                 4,500,000       258,187,500
----------------------------------------------------------------
                                                     330,037,500
----------------------------------------------------------------

INSURANCE (MULTI-LINE)-2.85%

American International Group,
  Inc.                               6,750,000       793,125,000
----------------------------------------------------------------
Hartford Financial Services
  Group, Inc. (The)                    900,000        50,343,750
----------------------------------------------------------------
                                                     843,468,750
----------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-4.22%

Merrill Lynch & Co., Inc.            1,900,000       218,500,000
----------------------------------------------------------------
Morgan Stanley Dean Witter &
  Co.                               12,400,000     1,032,300,000
----------------------------------------------------------------
                                                   1,250,800,000
----------------------------------------------------------------

NATURAL GAS-1.55%

Williams Cos., Inc. (The)           11,000,000       458,562,500
----------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-0.39%

Schlumberger Ltd.                    1,532,400       114,355,350
----------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.24%

Weyerhaeuser Co.                     1,670,000        71,810,000
----------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.23%

Eastman Kodak Co.                    1,142,200        67,960,900
----------------------------------------------------------------

RETAIL (BUILDING
  SUPPLIES)-0.06%

Lowe's Cos., Inc.                      435,300        17,874,506
----------------------------------------------------------------

RETAIL (COMPUTERS &
  ELECTRONICS)-2.18%

Best Buy Co., Inc.(a)               10,190,300       644,536,475
----------------------------------------------------------------

                                                     MARKET
                                    SHARES            VALUE
RETAIL (DRUG STORES)-1.76%

Walgreen Co.                        16,231,000   $   522,435,313
----------------------------------------------------------------

RETAIL (FOOD CHAINS)-2.30%

Kroger Co. (The)(a)                 11,500,000       253,718,750
----------------------------------------------------------------
Safeway Inc.(a)                      9,500,000       428,687,500
----------------------------------------------------------------
                                                     682,406,250
----------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-6.38%

Costco Wholesale Corp.(a)           18,146,800       598,844,400
----------------------------------------------------------------
Target Corp.                        22,248,000     1,290,384,000
----------------------------------------------------------------
                                                   1,889,228,400
----------------------------------------------------------------

SERVICES (ADVERTISING/
  MARKETING)-1.87%

Omnicom Group Inc.                   6,208,800       552,971,250
----------------------------------------------------------------

SERVICES (DATA
  PROCESSING)-3.64%

Automatic Data Processing, Inc.      4,200,000       224,962,500
----------------------------------------------------------------
First Data Corp.                    17,200,000       853,550,000
----------------------------------------------------------------
                                                   1,078,512,500
----------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-5.78%

Nextel Communications,
  Inc.-Class A(a)                   28,000,000     1,713,250,000
----------------------------------------------------------------
Total Domestic Common Stocks
  (Cost $17,360,600,180)                          22,457,242,088
----------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-12.95%

BERMUDA-3.92%

Tyco International Ltd.
  (Manufacturing-Diversified)       24,500,000     1,160,687,500
----------------------------------------------------------------

                                                     MARKET
                                    SHARES            VALUE
CANADA-3.59%

360networks Inc.
  (Telecommunications-Long
  Distance)(a)                       1,757,400   $    26,800,350
----------------------------------------------------------------
Celestica Inc.
(Electronics-Semiconductors)(a)      7,600,000       377,150,000
----------------------------------------------------------------
Nortel Networks Corp.
  (Communications Equipment)         9,689,300       661,294,725
----------------------------------------------------------------
                                                   1,065,245,075
----------------------------------------------------------------

FINLAND-5.44%

Nokia Oyj-ADR (Communications
  Equipment)                        32,272,700     1,611,617,956
----------------------------------------------------------------
Total Foreign Stocks & Other
  Equity Interests (Cost
  $1,995,069,524)                                  3,837,550,531
----------------------------------------------------------------

MONEY MARKET FUNDS-11.90%

STIC Liquid Assets Portfolio(c)  1,763,215,408     1,763,215,408
----------------------------------------------------------------
STIC Prime Portfolio(c)          1,763,215,408     1,763,215,408
----------------------------------------------------------------
Total Money Market Funds (Cost
  $3,526,430,816)                                  3,526,430,816
----------------------------------------------------------------
TOTAL INVESTMENTS-100.64%
  (Cost $22,882,100,520)                          29,821,223,435
----------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.64%)                                    (188,412,801)
----------------------------------------------------------------
NET ASSETS-100.00%                               $29,632,810,634
================================================================

Investment Abbreviation:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)Non-income producing security.
(b)Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities at 06/30/00 was $3,492,338,225 which represented 11.79% of the Fund's net assets.
(c)The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2000
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $22,882,100,520)                         $29,821,223,435
----------------------------------------------------------
Receivables for:
  Investments sold                             239,298,145
----------------------------------------------------------
  Collateral for securities loaned             147,712,500
----------------------------------------------------------
  Fund shares sold                              70,104,384
----------------------------------------------------------
  Dividends and interest                        17,998,796
----------------------------------------------------------
Investment for deferred compensation plan          219,447
----------------------------------------------------------
Other assets                                     1,771,120
----------------------------------------------------------
    Total assets                            30,298,327,827
----------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        391,248,330
----------------------------------------------------------
  Collateral upon return of securities
    loaned                                     147,712,500
----------------------------------------------------------
  Fund shares reacquired                        41,325,510
----------------------------------------------------------
  Foreign currency contracts                    23,122,250
----------------------------------------------------------
  Foreign currency contracts outstanding        15,249,663
----------------------------------------------------------
  Deferred compensation plan                       219,447
----------------------------------------------------------
Accrued advisory fees                           14,698,512
----------------------------------------------------------
Accrued administrative services fees                81,586
----------------------------------------------------------
Accrued distribution fees                       27,771,025
----------------------------------------------------------
Accrued trustees' fees                              17,808
----------------------------------------------------------
Accrued transfer agent fees                      3,090,963
----------------------------------------------------------
Accrued operating expenses                         979,599
----------------------------------------------------------
    Total liabilities                          665,517,193
----------------------------------------------------------
Net assets applicable to shares
  outstanding                              $29,632,810,634
==========================================================

NET ASSETS:

Class A                                    $13,179,118,202
==========================================================
Class B                                    $15,045,846,702
==========================================================
Class C                                    $ 1,407,845,730
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        270,965,434
==========================================================
Class B                                        321,290,347
==========================================================
Class C                                         30,050,887
==========================================================
Class A:
  Net asset value and redemption price
    per share                              $         48.64
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $48.64 divided
       by 94.50%)                          $         51.47
==========================================================
Class B:
  Net asset value and offering price per
    share                                  $         46.83
==========================================================
Class C:
  Net asset value and offering price per
    share                                  $         46.85
==========================================================

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $1,171,572)                           $   118,821,805
----------------------------------------------------------
Security lending income                              5,559
----------------------------------------------------------
    Total investment income                    118,827,364
----------------------------------------------------------

EXPENSES:

Advisory fees                                   90,852,320
----------------------------------------------------------
Administrative services fee                        486,487
----------------------------------------------------------
Custodian fees                                     638,270
----------------------------------------------------------
Distribution fees -- Class A                    16,257,781
----------------------------------------------------------
Distribution fees -- Class B                    73,947,416
----------------------------------------------------------
Distribution fees -- Class C                     5,815,346
----------------------------------------------------------
Transfer agent fees -- Class A                   7,049,274
----------------------------------------------------------
Transfer agent fees -- Class B                  11,520,807
----------------------------------------------------------
Transfer agent fees -- Class C                     906,688
----------------------------------------------------------
Trustees' fees                                      34,495
----------------------------------------------------------
Other                                            3,177,298
----------------------------------------------------------
    Total expenses                             210,686,182
----------------------------------------------------------
Less: Fees waived by advisor                    (3,379,542)
----------------------------------------------------------
    Expenses paid indirectly                      (200,309)
----------------------------------------------------------
    Net expenses                               207,106,331
----------------------------------------------------------
Net investment income (loss)                   (88,278,967)
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN CURRENCY
  CONTRACTS AND OPTION CONTRACTS

Net realized gain from:
  Investment securities                      2,006,329,041
----------------------------------------------------------
  Foreign currency contracts                   167,189,435
----------------------------------------------------------
  Option contracts written                       2,054,631
----------------------------------------------------------
                                             2,175,573,107
----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                     (2,204,825,230)
----------------------------------------------------------
  Foreign currency contracts                   (84,198,640)
----------------------------------------------------------
                                            (2,289,023,870)
----------------------------------------------------------
Net gain (loss) on investment securities,
  foreign currency contracts and option
  contracts                                   (113,450,763)
----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $  (201,729,730)
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2000 AND THE YEAR ENDED DECEMBER 31, 1999 (UNAUDITED)

                                                                 JUNE 30,           DECEMBER 31,
                                                                   2000                 1999
                                                              ---------------      ---------------
OPERATIONS:

  Net investment income (loss)                                $   (88,278,967)     $  (115,945,323)
--------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currency contracts and option contracts                     2,175,573,107        2,580,583,708
--------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currency contracts and
    option contracts                                           (2,289,023,870)       3,559,362,924
--------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                 (201,729,730)       6,024,001,309
--------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                  --         (788,853,278)
--------------------------------------------------------------------------------------------------
  Class B                                                                  --         (918,638,257)
--------------------------------------------------------------------------------------------------
  Class C                                                                  --          (52,550,069)
--------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         598,571,109        1,781,344,407
--------------------------------------------------------------------------------------------------
  Class B                                                         833,307,858        2,515,709,918
--------------------------------------------------------------------------------------------------
  Class C                                                         563,643,077          562,747,820
--------------------------------------------------------------------------------------------------
    Net increase in net assets                                  1,793,792,314        9,123,761,850
--------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          27,839,018,320       18,715,256,470
--------------------------------------------------------------------------------------------------
  End of period                                               $29,632,810,634      $27,839,018,320
==================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $19,880,460,414      $17,884,938,370
--------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (88,856,301)            (577,334)
--------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currency contracts and option
    contracts                                                   2,917,333,269          741,760,162
--------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currency contracts and option contracts                     6,923,873,252        9,212,897,122
--------------------------------------------------------------------------------------------------
                                                              $29,632,810,634      $27,839,018,320
==================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
      Outstanding foreign currency contracts at June 30, 2000 were as follows:

                                           CONTRACT TO                                UNREALIZED
     SETTLEMENT                   ------------------------------                     APPRECIATION
        DATE           CURRENCY      DELIVER         RECEIVE           VALUE        (DEPRECIATION)
---------------------  --------   -------------   --------------   --------------   --------------
09/29/00                CAD         999,250,000   $  675,207,719   $  677,086,822    $ (1,879,103)
--------------------------------------------------------------------------------------------------
08/28/00                EUR         971,500,000      916,758,880      929,137,742     (12,378,862)
--------------------------------------------------------------------------------------------------
10/03/00                EUR         643,500,000      615,813,600      616,805,298        (991,698)
==================================================================================================
                                  2,614,250,000   $2,207,780,199   $2,223,029,862    $(15,249,663)
==================================================================================================

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% of the Fund's average daily net assets in excess of $2 billion. During the six months ended June 30, 2000, AIM waived fees of $3,379,542. Effective July 1, 2000, AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.
   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2000, AIM was paid $486,487 for such services.
   The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended June 30, 2000, AFS was paid $10,272,491 for such services.
   The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $16,257,781, $73,947,416 and $5,815,346, respectively, as compensation under the Plans.

  AIM Distributors received commissions of $4,634,493 from sales of the Class A shares of the Fund during the six months ended June 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2000, AIM Distributors received $504,317 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended June 30, 2000, the Fund paid legal fees of $21,575 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $157,093 and $43,216, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $200,309.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS
The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED
  The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans would be secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.
  At June 30, 2000, securities with an aggregate value of $143,508,131 were on loan to brokers. The loans were secured by cash collateral of $147,712,500 received by the Fund. For the six months ended June 30, 2000, the Fund received fees of $5,559 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $10,365,117,281 and $8,962,704,154, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of:
  Investment securities                     $7,468,216,888
----------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                       (557,776,391)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $6,910,440,497
==========================================================
Cost of investments for tax purposes is
  $22,910,782,938.

NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2000 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                  ------------------------
                                  NUMBER OF     PREMIUMS
                                  CONTRACTS     RECEIVED
                                  ---------    -----------
Beginning of period                     --     $        --
----------------------------------------------------------
Written                             10,000       2,054,631
----------------------------------------------------------
Exercised                          (10,000)     (2,054,631)
----------------------------------------------------------
End of period                           --     $        --
==========================================================

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                                                        JUNE 30,                      DECEMBER 31,
                                                                          2000                            1999
                                                              -----------------------------   -----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------   ---------------   -----------   ---------------
Sold:
  Class A                                                      37,036,705   $ 1,831,971,299    65,309,195   $ 2,905,872,208
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      37,058,764     1,765,032,348    67,138,813     2,915,628,481
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      13,471,717       642,296,830    13,738,072       600,569,156
---------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                              --                --    16,150,747       754,887,097
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --                --    19,043,747       860,577,418
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --                --     1,098,977        49,675,082
---------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (24,922,261)   (1,233,400,190)  (42,137,878)   (1,879,414,898)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (19,537,739)     (931,724,490)  (29,076,106)   (1,260,495,981)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,652,310)      (78,653,753)   (2,008,443)      (87,496,418)
---------------------------------------------------------------------------------------------------------------------------
                                                               41,454,876   $ 1,995,522,044   109,257,124   $ 4,859,802,145
===========================================================================================================================

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                              JUNE 30,        -------------------------------------------------------------------
                                                2000             1999           1998          1997        1996(a)         1995
                                          ----------------    -----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period        $     48.83       $     40.19    $    32.42    $    29.15    $    26.81    $    21.14
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
Income from investment operations:
  Net investment income (loss)                    (0.04)            (0.04)         0.09          0.17          0.43          0.14
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
  Net gains (losses) on securities (both
    realized and unrealized)                      (0.15)            11.93         10.38          6.78          3.42          7.21
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
    Total from investment operations              (0.19)            11.89         10.47          6.95          3.85          7.35
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
Less distributions:
  Dividends from net investment income               --                --         (0.09)        (0.04)        (0.41)        (0.09)
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
  Distributions from net realized gains              --             (3.25)        (2.61)        (3.64)        (1.10)        (1.59)
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
    Total distributions                              --             (3.25)        (2.70)        (3.68)        (1.51)        (1.68)
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
Net asset value, end of period              $     48.64       $     48.83    $    40.19    $    32.42    $    29.15    $    26.81
========================================    ===========       ===========    ==========    ==========    ==========    ==========
Total return(b)                                   (0.39)%           29.95%        32.76%        23.95%        14.52%        34.85%
========================================    ===========       ===========    ==========    ==========    ==========    ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $13,179,118       $12,640,073    $8,823,094    $6,745,253    $5,100,061    $3,408,952
========================================    ===========       ===========    ==========    ==========    ==========    ==========
Ratio of expenses to average net assets:
  With fee waivers                                 1.00%(c)          1.00%         1.00%         1.04%         1.11%         1.12%
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
  Without fee waivers                              1.02%(c)          1.02%         1.02%         1.06%         1.13%         1.13%
========================================    ===========       ===========    ==========    ==========    ==========    ==========
Ratio of net investment income (loss) to
  average net assets                              (0.17)%(c)        (0.09)%        0.26%         0.57%         1.65%         0.74%
========================================    ===========       ===========    ==========    ==========    ==========    ==========
Portfolio turnover rate                              33%               66%          113%          137%          126%          151%
========================================    ===========       ===========    ==========    ==========    ==========    ==========

(a)  Calculated using average shares outstanding.
(b)  Total returns are not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $13,077,687,445.

                                                                                  CLASS B
                                          ---------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                              JUNE 30,        -------------------------------------------------------------------
                                              2000(a)           1999(a)         1998          1997        1996(a)         1995
                                          ----------------    -----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period        $     47.20       $     39.24    $    31.89    $    28.92    $    26.65    $    21.13
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
Income from investment operations:
  Net investment income (loss)                   (0.23)            (0.39)         (0.18)        (0.07)         0.20         (0.01)
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
  Net gains (losses) on securities (both
    realized and unrealized)                     (0.14)             11.60         10.14          6.68          3.38          7.12
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
    Total from investment operations             (0.37)             11.21          9.96          6.61          3.58          7.11
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
Less distributions:
  Dividends from net investment income               --                --            --            --         (0.21)           --
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
  Distributions from net realized gains              --            (3.25)         (2.61)        (3.64)        (1.10)        (1.59)
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
    Total distributions                              --            (3.25)         (2.61)        (3.64)        (1.31)        (1.59)
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
Net asset value, end of period              $     46.83       $     47.20    $    39.24    $    31.89    $    28.92    $    26.65
========================================    ===========       ===========    ==========    ==========    ==========    ==========
Total return(b)                                   (0.79)%           28.94%        31.70%        22.96%        13.57%        33.73%
========================================    ===========       ===========    ==========    ==========    ==========    ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $15,045,847       $14,338,087    $9,680,068    $6,831,796    $4,875,933    $2,860,531
========================================    ===========       ===========    ==========    ==========    ==========    ==========
Ratio of expenses to average net assets:
  With fee waivers                                 1.79%(c)          1.79%         1.80%         1.85%         1.94%         1.94%
----------------------------------------    -----------       -----------    ----------    ----------    ----------    ----------
  Without fee waivers                              1.81%(c)          1.81%         1.82%         1.87%         1.96%         1.96%
========================================    ===========       ===========    ==========    ==========    ==========    ==========
Ratio of net investment income (loss) to
  average net assets                              (0.97)%(c)        (0.88)%       (0.54)%       (0.24)%        0.82%        (0.08)%
========================================    ===========       ===========    ==========    ==========    ==========    ==========
Portfolio turnover rate                              33%               66%          113%          137%          126%          151%
========================================    ===========       ===========    ==========    ==========    ==========    ==========

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $14,870,744,134.

                                                                                           CLASS C
                                                              ------------------------------------------------------------------
                                                                                       YEAR ENDED             AUGUST 4, 1997
                                                              SIX MONTHS ENDED        DECEMBER 31,        (DATE SALES COMMENCED)
                                                                  JUNE 30,        --------------------       TO DECEMBER 31,
                                                                  2000(a)         1999(a)     1998(a)              1997
                                                              ----------------    --------    --------    ----------------------
Net asset value, beginning of period                             $    47.22       $  39.26    $  31.90           $ 35.60
------------------------------------------------------------     ----------       --------    --------           -------
Income from investment operations:
  Net investment income (loss)                                        (0.23)         (0.39)      (0.19)            (0.01)
------------------------------------------------------------     ----------       --------    --------           -------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (0.14)         11.60       10.16             (0.05)
------------------------------------------------------------     ----------       --------    --------           -------
    Total from investment operations                                  (0.37)         11.21        9.97             (0.06)
------------------------------------------------------------     ----------       --------    --------           -------
Less distributions from net realized gains                               --          (3.25)      (2.61)            (3.64)
------------------------------------------------------------     ----------       --------    --------           -------
Net asset value, end of period                                   $    46.85       $  47.22    $  39.26           $ 31.90
============================================================     ==========       ========    ========           =======
Total return(b)                                                       (0.79)%        28.92%      31.72%            (0.08)%
============================================================     ==========       ========    ========           =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $1,407,846       $860,859    $212,095           $32,900
============================================================     ==========       ========    ========           =======
Ratio of expenses to average net assets:
  With fee waivers                                                     1.79%(c)       1.79%       1.80%             1.84%(d)
------------------------------------------------------------     ----------       --------    --------           -------
  Without fee waivers                                                  1.81%(c)       1.81%       1.82%             1.86%(d)
============================================================     ==========       ========    ========           =======
Ratio of net investment income (loss) to average net assets           (0.97)%(c)     (0.88)%     (0.54)%           (0.23)%(d)
============================================================     ==========       ========    ========           =======
Portfolio turnover rate                                                  33%            66%        113%             137%
============================================================     ==========       ========    ========           =======

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average net assets of $1,169,459,644.
(d)  Annualized.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Funds Group, a Delaware business trust (the "Trust"), was held on May 3, 2000. The meeting was held for the following purposes:

(1) To elect Trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.
(2) To approve a new Master Investment Advisory Agreement for AIM Value Fund (the "Fund").
(3) To approve changing the fundamental investment restrictions of the Fund.
(4) To approve changing the investment objective of the Fund and making it non-fundamental.
(5) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                        VOTES       WITHHELD/
        TRUSTEES/MATTER                                                 VOTES FOR      AGAINST     ABSTENTIONS
        ---------------                                               -------------   ----------   -----------
(1)     Charles T. Bauer............................................  1,514,464,534      N/A        46,493,668
        Bruce L. Crockett...........................................  1,516,486,806      N/A        44,471,396
        Owen Daly II................................................  1,515,115,325      N/A        45,842,877
        Edward K. Dunn, Jr. ........................................  1,516,300,879      N/A        44,657,323
        Jack M. Fields..............................................  1,516,328,985      N/A        44,629,217
        Carl Frischling.............................................  1,515,733,560      N/A        45,224,642
        Robert H. Graham............................................  1,516,470,809      N/A        44,487,393
        Prema Mathai-Davis..........................................  1,515,583,756      N/A        45,374,446
        Lewis F. Pennock............................................  1,516,458,889      N/A        44,499,313
        Louis S. Sklar..............................................  1,516,220,167      N/A        44,738,035
(2)     Adjournment of approval of a new Investment Advisory
        Agreement...................................................    191,756,409    4,816,012   108,195,950*
(3)(a)  Adjournment of approval of changing the Fundamental
        Restriction on Issuer Diversification.......................    187,717,392    6,540,842   110,510,137*
(3)(b)  Adjournment of approval of changing the Fundamental
        Restriction on Borrowing Money and Issuing Senior
        Securities..................................................    186,284,410    8,037,809   110,446,152*
(3)(c)  Adjournment of changing or adding the Fundamental
        Restriction on Underwriting Securities......................    187,218,156    6,925,728   110,624,487*
(3)(d)  Adjournment of changing or adding the Fundamental
        Restriction on Industry Concentration.......................    187,505,371    6,702,153   110,560,847*
(3)(e)  Adjournment of approval of changing the Fundamental
        Restriction on Purchasing or Selling Real Estate............    186,217,466    8,043,249   110,507,656*
(3)(f)  Adjournment of approval of changing the Fundamental
        Restriction on Purchasing or Selling Commodities and
        Elimination of Fundamental Restriction on Puts and Calls....    185,048,605    8,985,770   110,733,996*
(3)(g)  Adjournment of approval of changing the Fundamental
        Restriction on Making Loans.................................    184,779,726    8,944,132   111,044,513*
(3)(h)  Adjournment of approval of a new Fundamental Investment
        Restriction on Investing all of the Fund's assets in an
        Open-End Fund...............................................    185,779,835    7,875,928   111,112,608*
(3)(i)  Adjournment of approval of Elimination of Fundamental
        Restriction on Margin Transactions..........................    182,648,511   10,841,899   111,277,961*
(3)(j)  Adjournment of approval of the Elimination of Fundamental
        Restriction on Short Sales of Securities....................    183,638,975    9,899,004   111,230,392*
(4)     Adjournment of approval of changing the Investment Objective
        and Making it Non-Fundamental...............................    183,529,516   10,693,894   110,554,961*
(5)     Ratification of the selection of KPMG LLP as Independent
        Accountants of the Fund.....................................    289,695,341    2,418,289    12,654,741

    The Special Meeting of Shareholders of the Trust was reconvened on May 31, 2000. The following matters were then considered:

                                                                                        VOTES       WITHHELD/
        MATTER                                                          VOTES FOR      AGAINST     ABSTENTIONS
        ------                                                        -------------   ----------   -----------
(2)     Approval of a new Investment Advisory Agreement.............    239,955,914    5,760,855    80,591,160*
(3)(a)  Change to Fundamental Restriction on Issuer
        Diversification.............................................    234,952,693    8,222,652    83,132,584*
(3)(b)  Change to Fundamental Restriction on Borrowing Money and
        Issuing Senior Securities...................................    233,192,994   10,067,830    83,047,105*
(3)(c)  Change to or Addition of Fundamental Restriction on
        Underwriting Securities.....................................    234,457,639    8,642,550    83,207,740*
(3)(d)  Change to or Addition of Fundamental Restriction on Industry
        Concentration...............................................    234,767,814    8,381,327    83,158,788*
(3)(e)  Change to Fundamental Restriction on Purchasing or Selling
        Real Estate.................................................    233,198,772   10,043,220    83,065,937*
(3)(f)  Change to Fundamental Restriction on Purchasing or Selling
        Commodities and Elimination of Fundamental Restriction on
        Puts and Calls..............................................    231,707,980   11,237,370    83,362,579*
(3)(g)  Change to Fundamental Restriction on Making Loans...........    231,525,618   11,086,285    83,696,026*
(3)(h)  Approval of a new Fundamental Investment Restriction on
        Investing all of the Fund's assets in an Open-End Fund......    232,828,307    9,613,226    83,866,396*
(3)(i)  Elimination of Fundamental Restriction on Margin
        Transactions................................................    228,538,311   13,776,449    83,993,169*
(3)(j)  Elimination of Fundamental Restriction on Short Sales of
        Securities..................................................    229,892,758   12,523,443    83,891,728*
(4)     Approval of Changing the Investment Objective and Making it
        Non-Fundamental.............................................    228,889,507   14,059,822    83,358,600*

---------------

* Includes Broker Non-Votes.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Balanced Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Balanced Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Balanced Fund as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                       /s/ KPMG LLP

                       KPMG LLP

                       February 4, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-25.23%

AIRLINES-1.37%

Airplanes Pass Through
  Trust-Series D, Gtd. Sub.
  Bonds, 10.88%, 03/15/19         $    500,000   $      440,000
---------------------------------------------------------------
America West Airlines,
  Inc.,-Series C, Pass Through
  Ctfs., 6.86%, 07/02/04             4,581,363        4,481,352
---------------------------------------------------------------
American Airlines, Inc.-Series
  87-A, Equipment Trust Ctfs.,
  9.90%, 01/15/11                    2,955,000        3,271,510
---------------------------------------------------------------
AMR Corp., Deb., 10.00%,
  04/15/21                           4,300,000        4,878,049
---------------------------------------------------------------
Delta Air Lines, Inc.,
  Deb., 9.00%, 05/15/16              5,000,000        5,172,100
---------------------------------------------------------------
  Deb., 10.38%, 12/15/22             2,300,000        2,702,845
---------------------------------------------------------------
  Notes, 7.90%, 12/15/09
    (Acquired 12/07/99; Cost
    $5,958,360)(a)                   6,000,000        5,884,080
---------------------------------------------------------------
  Series B, Medium Term Notes,
    8.52%, 01/30/04                  2,000,000        2,054,980
---------------------------------------------------------------
  Series C, Medium Term Notes,
    6.65%, 03/15/04                  2,900,000        2,781,912
---------------------------------------------------------------
Northwest Airlines Inc.-Series
  971B, Pass Through Ctfs.,
  7.25%, 07/02/14                    4,471,394        4,044,041
---------------------------------------------------------------
United Air Lines, Inc.,
  Deb., 9.75%, 08/15/21              3,600,000        3,943,224
---------------------------------------------------------------
  Series 95A2, Pass Through
    Ctfs., 9.56%, 10/19/18           3,750,000        4,006,237
---------------------------------------------------------------
                                                     43,660,330
---------------------------------------------------------------

AUTOMOBILES-0.33%

DaimlerChrysler N.A. Holdings,
  Gtd. Notes, 7.20%, 09/01/09        5,950,000        5,853,372
---------------------------------------------------------------
General Motors Corp., Putable
  Deb., 8.80%, 03/01/21                400,000          440,096
---------------------------------------------------------------
Rocs Series CHR-1998-1,
  Collateral Trust, 6.50%,
  08/01/18                           4,814,270        4,283,040
---------------------------------------------------------------
                                                     10,576,508
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.20%

Bank One Corp.-Series A, Medium
  Term Sub. Notes, 6.00%,
  02/17/09                           4,750,000        4,218,047
---------------------------------------------------------------
Midland Bank PLC (United
  Kingdom), Yankee Sub. Notes,
  7.65%, 05/01/25                    2,105,000        2,099,990
---------------------------------------------------------------
                                                      6,318,037
---------------------------------------------------------------

BANKS (MONEY CENTER)-0.68%

First Union Corp., Putable Sub.
  Deb., 7.50%, 04/15/35              5,700,000        5,690,025
---------------------------------------------------------------
Republic New York Corp.,
  Sub. Deb., 9.50%, 04/15/14         5,400,000        5,951,232
---------------------------------------------------------------
  Sub. Notes, 9.70%, 02/01/09        5,000,000        5,517,800
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE

BANKS (MONEY CENTER)-(CONTINUED)

Santander Financial Issuances
  Ltd. (Cayman Islands), Unsec.
  Gtd. Yankee Sub. Notes, 7.25%,
  11/01/15                        $  5,000,000   $    4,626,300
---------------------------------------------------------------
                                                     21,785,357
---------------------------------------------------------------

BANKS (REGIONAL)-0.91%

Marshall & Ilsley Corp.-Series
  D, Medium Term Notes, 6.43%,
  10/15/02                           4,000,000        3,937,840
---------------------------------------------------------------
Mercantile Bancorp., Inc.,
  Unsec. Sub. Notes, 7.30%,
  06/15/07                           8,300,000        8,126,945
---------------------------------------------------------------
Riggs Capital Trust II-Series C,
  Gtd. Bonds, 8.88%, 03/15/27        9,550,000        8,711,348
---------------------------------------------------------------
US Bancorp, Sub. Deb., 7.50%,
  06/01/26                           8,400,000        8,314,068
---------------------------------------------------------------
                                                     29,090,201
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO
  & CABLE)-1.98%

British Sky Broadcasting Group
  PLC (United Kingdom), Sr.
  Unsec. Gtd. Yankee Notes,
  8.20%, 07/15/09                   11,520,000       11,094,071
---------------------------------------------------------------
Clear Channel Communications,
  Inc., Conv. Unsec. Notes,
  1.50%, 12/01/02                   10,500,000       10,788,750
---------------------------------------------------------------
Comcast Cable Communications,
  Unsec. Notes, 8.50%, 05/01/27      3,400,000        3,609,848
---------------------------------------------------------------
Continental Cablevision, Inc.,
  Sr. Notes, 8.30%, 05/15/06         8,350,000        8,662,540
---------------------------------------------------------------
Cox Communications, Inc., Unsec.
  Notes, 7.75%, 08/15/06             6,300,000        6,347,187
---------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb., 7.63%,
    07/15/18                         7,100,000        6,626,430
---------------------------------------------------------------
  Sr. Unsec. Deb., 7.88%,
    02/15/18                         1,420,000        1,358,883
---------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%,
    12/15/07                         5,545,000        5,470,420
---------------------------------------------------------------
Lenfest Communications, Inc.,
  Sr. Unsec. Sub. Notes, 8.25%,
  02/15/08                           2,300,000        2,311,500
---------------------------------------------------------------
TCI Communications, Inc., Sr.
  Notes, 8.00%, 08/01/05             6,500,000        6,697,925
---------------------------------------------------------------
                                                     62,967,554
---------------------------------------------------------------

CHEMICALS-0.40%

Airgas, Inc., Medium Term Notes,
  7.14%, 03/08/04                    6,700,000        6,317,028
---------------------------------------------------------------
Union Carbide Corp., Deb.,
  6.79%, 06/01/25                    6,750,000        6,476,760
---------------------------------------------------------------
                                                     12,793,788
---------------------------------------------------------------

CHEMICALS (DIVERSIFIED)-0.18%

Equistar Chemical, L.P., Sr.
  Unsec. Notes, 8.50%, 02/15/04      5,750,000        5,721,946
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.83%

Comverse Technology, Inc., Conv.
  Unsec. Sub. Deb., 4.50%,
  07/01/05                           7,700,000       26,266,625
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE

COMPUTERS (HARDWARE)-0.31%

Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 7.00%,
  05/01/03 (Acquired
  04/17/98-07/12/99; Cost
  $11,901,350)(a)                 $ 12,670,000   $    9,882,600
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.85%

VERITAS Software Corp., Conv.
  Unsec. Disc. Notes, 1.86%,
  08/13/06(b)                       10,000,000       26,962,500
---------------------------------------------------------------

CONSUMER FINANCE-1.36%

Capital One Financial Corp.,
  Unsec. Notes, 7.25%, 05/01/06      3,890,000        3,674,533
---------------------------------------------------------------
CitiFinancial Credit Co.,
  Putable Notes,
  6.63%, 06/01/15                    2,000,000        1,979,820
---------------------------------------------------------------
  7.88%, 02/01/25                    4,000,000        3,892,800
---------------------------------------------------------------
Countrywide Capital III-Series
  B, Gtd. Bonds, 8.05%, 06/15/27     4,300,000        3,960,171
---------------------------------------------------------------
General Motors Acceptance Corp.,
  Notes, 9.00%, 10/15/02             4,175,000        4,367,509
---------------------------------------------------------------
Household Finance Corp., Notes,
  7.13%, 09/01/05                    4,700,000        4,604,449
---------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
    6.40%, 06/17/08                 10,900,000       10,060,918
---------------------------------------------------------------
MBNA Capital I-Series A, Gtd.
  Bonds, 8.28%, 12/01/26            12,415,000       10,893,418
---------------------------------------------------------------
                                                     43,433,618
---------------------------------------------------------------

ELECTRIC COMPANIES-2.53%

Arizona Public Service Co.,
  Unsec. Notes, 6.25%, 01/15/05      5,000,000        4,717,850
---------------------------------------------------------------
CMS Energy Corp., Sr. Unsec.
  Notes, 8.13%, 05/15/02             4,950,000        4,932,823
---------------------------------------------------------------
Commonwealth Edison Co.-Series
  94, First Mortgage Notes,
  7.50%, 07/01/13                    9,300,000        9,086,100
---------------------------------------------------------------
El Paso Electric Co.-Series E,
  Sec. First Mortgage Bonds,
  9.40%, 05/01/11                    4,000,000        4,237,720
---------------------------------------------------------------
Empire District Electric Co.
  (The), Sr. Notes, 7.70%,
  11/15/04                           8,550,000        8,383,189
---------------------------------------------------------------
Indiana Michigan Power
  Co.-Series F, Sec. Lease
  Obligation Bonds, 9.82%,
  12/07/22                           1,357,218        1,501,735
---------------------------------------------------------------
Niagara Mohawk Power Co.,
  First Mortgage Notes, 6.63%,
    07/01/05                         7,200,000        6,881,184
---------------------------------------------------------------
  Series G, Sr. Unsec. Notes,
    7.75%, 10/01/08                 11,700,000       11,716,497
---------------------------------------------------------------
  Series H, Sr. Unsec. Disc.
    Notes, 8.50%, 07/01/10(c)       12,000,000        8,989,440
---------------------------------------------------------------
Southern Energy, Inc., Sr.
  Notes, 7.90%, 07/15/09
  (Acquired 07/21/99-12/03/99;
  Cost $7,165,447)(a)                7,225,000        6,966,056
---------------------------------------------------------------
Texas-New Mexico Power Co., Sr.
  Sec. Notes, 6.25%, 01/15/09        2,750,000        2,365,302
---------------------------------------------------------------
UtiliCorp United, Inc., Sr.
  Unsec. Putable Notes, 6.70%,
  10/15/06                           3,000,000        2,963,820
---------------------------------------------------------------
Western Resources, Inc., Sr.
  Unsec. Notes,
  6.25%, 08/15/03                    2,425,000        2,292,837
---------------------------------------------------------------
  7.13%, 08/01/09                    6,000,000        5,428,920
---------------------------------------------------------------
                                                     80,463,473
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
ENTERTAINMENT-0.62%

Time Warner Inc., Deb.,
  9.13%, 01/15/13                 $ 10,000,000   $   10,984,700
---------------------------------------------------------------
  9.15%, 02/01/23                    7,850,000        8,764,996
---------------------------------------------------------------
                                                     19,749,696
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.01%

BellSouth Capital Funding,
  Putable Deb., 6.04%, 11/15/26      4,000,000        3,943,240
---------------------------------------------------------------
Chrysler Financial Corp., Deb.,
  8.50%, 02/01/18                      150,000          150,219
---------------------------------------------------------------
Dow Capital B.V. (Netherlands),
  Gtd. Yankee Deb., 9.20%,
  06/01/10                          10,250,000       11,282,175
---------------------------------------------------------------
Heller Financial, Inc., Notes,
  7.38%, 11/01/09 (Acquired
  11/23/99; Cost $9,469,885)(a)      9,500,000        9,265,635
---------------------------------------------------------------
Source One Mortgage Services
  Corp., Deb., 9.00%, 06/01/12       5,700,000        6,208,662
---------------------------------------------------------------
Sun Canada Financial Co., Gtd.
  Sub. Notes, 6.63%, 12/15/07
  (Acquired 10/14/99; Cost
  $1,402,095)(a)                     1,500,000        1,404,550
---------------------------------------------------------------
                                                     32,254,481
---------------------------------------------------------------

FOODS-0.58%

ConAgra, Inc.,
  Sr. Putable Notes, 6.70%,
    08/01/27                         7,500,000        6,981,075
---------------------------------------------------------------
  Sr. Unsec. Putable Notes,
    7.13%, 10/01/26                  7,700,000        7,461,377
---------------------------------------------------------------
Grand Metropolitan Investment
  Corp., Gtd. Bonds, 7.45%,
  04/15/35                           4,000,000        3,967,600
---------------------------------------------------------------
                                                     18,410,052
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.20%

Alpharma, Inc., Conv. Sr. Unsec.
  Sub. Notes, 3.00%, 06/01/06
  (Acquired 05/27/99; Cost
  $6,000,000)(a)                     6,000,000        6,465,000
---------------------------------------------------------------

HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.19%

Procter & Gamble Co. (The),
  Putable Deb., 8.00%, 09/01/24      5,650,000        5,998,718
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.66%

Conseco, Inc., Unsec. Notes,
  6.80%, 06/15/05                    6,700,000        6,259,207
---------------------------------------------------------------
  9.00%, 10/15/06                    2,560,000        2,634,829
---------------------------------------------------------------
Torchmark Corp., Notes,
  7.38%, 08/01/13                    3,000,000        2,728,560
---------------------------------------------------------------
  7.88%, 05/15/23                   10,500,000        9,385,215
---------------------------------------------------------------
                                                     21,007,811
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-0.36%

Florida Windstorm, Underwriting
  Association, Sr. Sec. Notes,
  7.13%, 02/25/19 (Acquired
  03/26/99; Cost $2,834,354)(a)      2,850,000        2,625,449
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
INSURANCE (PROPERTY-CASUALTY)-(CONTINUED)

Terra Nova Insurance PLC (United
  Kingdom),
  Sr. Unsec. Gtd. Notes, 7.00%,
    05/15/08                      $  2,350,000   $    2,161,483
---------------------------------------------------------------
  Sr. Unsec. Gtd. Yankee Notes,
    7.20%, 08/15/07                  7,000,000        6,553,330
---------------------------------------------------------------
                                                     11,340,262
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-0.52%

HSBC America Capital Trust II,
  Gtd. Bonds, 8.38%, 05/15/27
  (Acquired 08/12/99; Cost
  $1,907,256)(a)                     1,990,000        1,842,700
---------------------------------------------------------------
Lehman Brothers Holdings Inc.,
  Notes, 8.50%, 08/01/15             5,350,000        5,481,664
---------------------------------------------------------------
  Sr. Notes, 8.80%, 03/01/15         4,855,000        5,075,903
---------------------------------------------------------------
  Sr. Sub. Notes, 7.38%,
    01/15/07                         4,400,000        4,272,400
---------------------------------------------------------------
                                                     16,672,667
---------------------------------------------------------------

NATURAL GAS-1.38%

CMS Panhandle Holding Co., Sr.
  Notes, 6.13%, 03/15/04             6,600,000        6,250,688
---------------------------------------------------------------
Enron Corp., Sr. Sub. Deb.,
  6.75%, 07/01/05                    4,550,000        4,367,727
---------------------------------------------------------------
  8.25%, 09/15/12                    4,300,000        4,367,768
---------------------------------------------------------------
Ferrellgas Partners L.P.-Series
  B, Sr. Sec. Gtd. Notes, 9.38%,
  06/15/06                           4,950,000        4,875,750
---------------------------------------------------------------
Kinder Morgan, Inc., Unsec.
  Deb., 7.35%, 08/01/26              7,800,000        7,591,116
---------------------------------------------------------------
National Fuel Gas Co.-Series D,
  Medium Term Notes, 6.30%,
  05/27/08                           8,600,000        7,830,386
---------------------------------------------------------------
Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                           5,015,000        5,217,054
---------------------------------------------------------------
PanEnergy Corp., Notes, 7.88%,
  08/15/04                           1,500,000        1,505,505
---------------------------------------------------------------
Sonat Inc., Unsec. Notes, 7.63%,
  07/15/11                           2,000,000        1,967,120
---------------------------------------------------------------
                                                     43,973,114
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.15%

NRG Energy, Inc., Sr. Unsec.
  Notes, 7.50%, 06/01/09             5,000,000        4,603,500
---------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.14%

ONEOK, Inc., Unsec. Notes,
  7.75%, 08/15/06                    3,100,000        3,068,969
---------------------------------------------------------------
Talisman Energy Inc. (Canada),
  Yankee Deb., 7.13%, 06/01/07       1,500,000        1,441,425
---------------------------------------------------------------
                                                      4,510,394
---------------------------------------------------------------

OIL & GAS (REFINING &
  MARKETING)-0.22%

Quaker State Corp., Notes,
  6.63%, 10/15/05                    2,840,000        2,660,938
---------------------------------------------------------------
Tosco Corp., Unsec. Deb., 7.80%,
  01/01/27                           4,450,000        4,194,837
---------------------------------------------------------------
                                                      6,855,775
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE

POWER PRODUCERS
  (INDEPENDENT)-0.70%

AES Corp.,
  Sr. Notes, 8.00%, 12/31/08      $  1,000,000   $      917,500
---------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 8.38%,
    08/15/07                         3,000,000        2,797,500
---------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.25%,
    07/15/06                         1,800,000        1,836,000
---------------------------------------------------------------
CE Generation LLC, Sr. Sec.
  Notes, 7.42%, 12/15/18
  (Acquired 02/24/99-08/19/99;
  Cost $7,913,190)(a)                7,800,000        7,187,926
---------------------------------------------------------------
Hydro-Quebec,
  Series B (Canada), Gtd. Medium
    Term Notes, 8.62%, 12/15/11      4,750,000        5,127,245
---------------------------------------------------------------
  Series IO (Canada), Gtd.
    Yankee Bond, 8.05%, 07/07/24     1,300,000        1,364,246
---------------------------------------------------------------
Kincaid Generation LLC, Sec.
  Bonds, 7.33%, 06/15/20
  (Acquired 04/30/98; Cost
  $3,508,645)(a)                     3,500,000        3,095,355
---------------------------------------------------------------
                                                     22,325,772
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.62%

News America Holdings, Inc.,
  Putable Notes, 8.45%, 08/01/34     3,125,000        3,173,688
---------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13    10,150,000       11,062,485
---------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds,
    7.43%, 10/01/26                  5,450,000        5,353,045
---------------------------------------------------------------
                                                     19,589,218
---------------------------------------------------------------

RAILROADS-0.50%

CSX Corp.,
  Deb., 9.00%, 08/15/06              6,750,000        7,146,225
---------------------------------------------------------------
  Sr. Unsec. Putable Deb.,
    6.95%, 05/01/27                  3,530,000        3,507,020
---------------------------------------------------------------
Norfolk Southern Corp., Notes,
  7.05%, 05/01/37                    5,500,000        5,391,265
---------------------------------------------------------------
                                                     16,044,510
---------------------------------------------------------------

REAL ESTATE INVESTMENT
  TRUSTS-0.27%

Health Care REIT, Inc., Sr.
  Unsec. Notes, 7.63%, 03/15/08      1,150,000          952,189
---------------------------------------------------------------
Spieker Properties, Inc., Unsec.
  Deb., 7.35%, 12/01/17              8,800,000        7,767,848
---------------------------------------------------------------
                                                      8,720,037
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.16%

Great Atlantic & Pacific Tea
  Co., Inc. (Canada), Yankee
  Gtd. Notes, 7.78%, 11/01/00(c)     5,000,000        5,048,200
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.25%

AnnTaylor Stores Corp., Conv.
  Unsec. Gtd. Sub. Bonds, 0.55%,
  06/18/19 (Acquired
  11/04/99-11/17/99; Cost
  $9,000,250)(a)                    14,600,000        7,829,250
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.69%

Dime Capital Trust I-Series A,
  Gtd. Bonds, 9.33%, 05/06/27        5,400,000        5,091,768
---------------------------------------------------------------
Sovereign Bancorp, Inc., Medium
  Term Sub. Notes, 8.00%,
  03/15/03                           5,330,000        5,090,203
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE

SAVINGS & LOAN COMPANIES-(CONTINUED)

St. Paul Bancorp, Inc., Sr.
  Unsec. Notes, 7.13%, 02/15/04   $  5,500,000   $    5,361,070
---------------------------------------------------------------
Washington Mutual, Inc.,
  Gtd. Bonds, 8.38%, 06/01/27        4,285,000        4,094,403
---------------------------------------------------------------
  Notes, 7.50%, 08/15/06             2,215,000        2,204,523
---------------------------------------------------------------
                                                     21,841,967
---------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING)-0.24%

Lamar Advertising Co., Conv.
  Unsec. Notes, 5.25%, 09/15/06      5,300,000        7,751,250
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.47%

Laidlaw Inc. (Canada),
  Putable Yankee Deb., 6.72%,
    10/01/27                         3,000,000        2,552,100
---------------------------------------------------------------
  Unsec. Yankee Deb., 6.70%,
    05/01/08                         8,100,000        6,894,477
---------------------------------------------------------------
  Unsec. Yankee Notes, 7.65%,
    05/15/06                         5,965,000        5,541,783
---------------------------------------------------------------
                                                     14,988,360
---------------------------------------------------------------

SHIPPING-0.08%

Hutchison Delta Finance
  Ltd.-Series REGS (Cayman
  Islands), Conv. Unsec. Notes,
  7.00%, 11/25/01                    2,250,000        2,610,000
---------------------------------------------------------------

SOVEREIGN DEBT-0.76%

Province of Manitoba (Canada),
  Yankee Unsec. Deb., 5.50%,
    10/01/08                         2,000,000        1,794,160
---------------------------------------------------------------
  Series AZ, Putable Yankee
    Deb., 7.75%, 07/17/16            5,850,000        5,990,108
---------------------------------------------------------------
Province of Newfoundland
  (Canada), Unsec. Yankee Deb.,
  9.00%, 06/01/19                    2,500,000        2,804,975
---------------------------------------------------------------
Province of Quebec-Series A
  (Canada), Medium Term Putable
  Yankee Notes,
  5.74%, 03/02/26                    4,430,000        4,392,877
---------------------------------------------------------------
  6.29%, 03/06/26                    9,300,000        9,144,132
---------------------------------------------------------------
                                                     24,126,252
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-1.02%

AT&T Corp., Deb., 8.63%,
  12/01/31                          12,700,000       13,017,373
---------------------------------------------------------------
MCI Communications Corp.,
  Sr. Unsec. Notes, 6.50%,
    04/15/10                         7,900,000        7,373,544
---------------------------------------------------------------
  Sr. Unsec. Putable Deb.,
    7.13%, 06/15/27                 10,150,000       10,198,720
---------------------------------------------------------------
Sprint Corp., Putable Deb.,
  9.00%, 10/15/19                    1,800,000        1,994,346
---------------------------------------------------------------
                                                     32,583,983
---------------------------------------------------------------

TELEPHONE-1.17%

AT&T Corp.-Liberty Media Group,
  Bonds, 7.88%, 07/15/09
  (Acquired 06/30/99; Cost
  $2,833,014)(a)                     2,850,000        2,841,778
---------------------------------------------------------------
Cable & Wireless Communications
  PLC (United Kingdom), Yankee
  Notes, 6.75%, 12/01/08             3,400,000        3,349,578
---------------------------------------------------------------
Electric Lightwave, Inc. Notes,
  6.05%, 05/15/04 (Acquired
  04/21/99; Cost $9,792,846)(a)      9,800,000        9,247,378
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE

TELEPHONE-(CONTINUED)

GTE Corp., Unsec. Deb., 6.84%,
  04/15/18                        $  5,500,000   $    5,040,860
---------------------------------------------------------------
NTL Inc., Conv. Sub. Notes,
  5.75%, 12/15/09 (Acquired
  12/17/99; Cost $9,000,000)(a)      9,000,000        9,720,000
---------------------------------------------------------------
SBC Communications, Inc., Deb.,
  7.38%, 07/15/43                    7,930,000        7,133,352
---------------------------------------------------------------
                                                     37,332,946
---------------------------------------------------------------

WASTE MANAGEMENT-0.34%

Browning-Ferris Industries,
  Inc., Deb., 7.40%, 09/15/35        4,170,000        3,023,250
---------------------------------------------------------------
Waste Management, Inc.,
  Sr. Unsec. Notes, 7.13%,
    12/15/17                         1,020,000          799,292
---------------------------------------------------------------
  Unsec. Putable Notes, 7.10%,
    08/01/26                         7,500,000        6,955,650
---------------------------------------------------------------
                                                     10,778,192
---------------------------------------------------------------
    Total U.S. Dollar
      Denominated Bonds & Notes
      (Cost $804,332,607)                           803,333,944
---------------------------------------------------------------

                                     SHARES

COMMON STOCKS & OTHER EQUITY
  INTERESTS-45.04%

AUTOMOBILES-0.31%

Ford Motor Co.                         185,000        9,885,937
---------------------------------------------------------------
BANKS (MONEY CENTER)-0.49%
Chase Manhattan Corp. (The)            200,000       15,537,500
---------------------------------------------------------------
BIOTECHNOLOGY-0.66%
Biogen, Inc.(d)                        155,000       13,097,500
---------------------------------------------------------------
Genzyme Corp.(d)                       175,000        7,875,000
---------------------------------------------------------------
                                                     20,972,500
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO
  & CABLE)-2.80%

CBS Corp.(d)                           361,400       23,107,012
---------------------------------------------------------------
Hispanic Broadcasting Corp.(d)         193,000       17,798,219
---------------------------------------------------------------
Infinity Broadcasting
  Corp.-Class A(d)                     474,250       17,161,922
---------------------------------------------------------------
Univision Communications,
  Inc.-Class A(d)                      305,000       31,167,187
---------------------------------------------------------------
                                                     89,234,340
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.36%

ANTEC Corp.(d)                         260,600        9,511,900
---------------------------------------------------------------
JDS Uniphase Corp.(d)                   58,000        9,356,125
---------------------------------------------------------------
Lucent Technologies Inc.               517,000       38,678,062
---------------------------------------------------------------
Motorola, Inc.                         100,000       14,725,000
---------------------------------------------------------------
Sycamore Networks, Inc.(d)              47,000       14,476,000
---------------------------------------------------------------
Tellabs, Inc.(d)                       190,000       12,195,625
---------------------------------------------------------------
Williams Communications Group,
  Inc.(d)                              275,700        7,978,069
---------------------------------------------------------------
                                                    106,920,781
---------------------------------------------------------------

COMPUTERS (HARDWARE)-1.64%

Dell Computer Corp.(d)                 135,000        6,885,000
---------------------------------------------------------------
International Business Machines
  Corp.(e)                             133,000       14,364,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

COMPUTERS (HARDWARE)-(CONTINUED)

Sun Microsystems, Inc.(d)              398,000   $   30,820,125
---------------------------------------------------------------
                                                     52,069,125
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.46%

Cisco Systems, Inc.(d)                 340,000       36,422,500
---------------------------------------------------------------
Foundry Networks, Inc.(d)               33,000        9,955,687
---------------------------------------------------------------
                                                     46,378,187
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.16%

EMC Corp.(d)                           309,000       33,758,250
---------------------------------------------------------------
Immersion Corp.(d)                      85,400        3,277,225
---------------------------------------------------------------
                                                     37,035,475
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-5.63%

America Online, Inc.(d)(e)             442,000       33,343,375
---------------------------------------------------------------
Concord Communications, Inc.(d)         81,100        3,598,812
---------------------------------------------------------------
eSPEED, Inc.-Class A(d)                128,700        4,576,894
---------------------------------------------------------------
FreeMarkets, Inc.(d)                    94,700       32,322,293
---------------------------------------------------------------
InfoSpace.com, Inc.(d)                 184,800       39,547,200
---------------------------------------------------------------
ISS Group, Inc.(d)                     220,000       15,647,500
---------------------------------------------------------------
Microsoft Corp.(d)                     200,000       23,350,000
---------------------------------------------------------------
Telemate.Net Software, Inc.(d)         282,700        4,593,875
---------------------------------------------------------------
USWeb Corp.(d)                         500,000       22,218,750
---------------------------------------------------------------
                                                    179,198,699
---------------------------------------------------------------

CONSUMER FINANCE-0.21%

SLM Holding Corp.                      155,000        6,548,750
---------------------------------------------------------------

ELECTRIC COMPANIES-0.09%

Plug Power, Inc.(d)                    100,000        2,825,000
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.67%

Conexant Systems, Inc.(d)               30,300        2,011,162
---------------------------------------------------------------
General Electric Co.                   125,000       19,343,750
---------------------------------------------------------------
                                                     21,354,912
---------------------------------------------------------------

ELECTRONICS (COMPONENT
  DISTRIBUTORS)-0.00%

Sensormatic Electronics Corp.
  (Acquired 06/30/98; Cost
  $59,993)(a)                            4,392           76,585
---------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.29%

General Motors Corp.-Class
  H(d)(e)                               95,000        9,120,000
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-2.05%

Analog Devices, Inc.(d)                196,000       18,228,000
---------------------------------------------------------------
Intel Corp.                            233,500       19,219,969
---------------------------------------------------------------
Microchip Technology, Inc.(d)          136,000        9,307,500
---------------------------------------------------------------
SDL, Inc.(d)                            85,200       18,573,600
---------------------------------------------------------------
                                                     65,329,069
---------------------------------------------------------------

ENTERTAINMENT-0.33%

Time Warner Inc.                       144,200       10,445,488
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
EQUIPMENT (SEMICONDUCTOR)-0.50%

Applied Materials, Inc.(d)             125,000   $   15,835,938
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.82%

American Express Co.                    75,000       12,468,750
---------------------------------------------------------------
Citigroup Inc.                         242,998       13,501,576
---------------------------------------------------------------
Fannie Mae                             175,000       10,926,563
---------------------------------------------------------------
Freddie Mac                            238,000       11,200,875
---------------------------------------------------------------
MGIC Investment Corp.                  163,000        9,810,563
---------------------------------------------------------------
                                                     57,908,327
---------------------------------------------------------------

FOODS-0.21%

Keebler Foods Co.(d)                   234,000        6,581,250
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-1.27%

American Home Products Corp.           196,000        7,729,750
---------------------------------------------------------------
Bristol-Myers Squibb Co.               135,000        8,665,313
---------------------------------------------------------------
Johnson & Johnson                      100,000        9,312,500
---------------------------------------------------------------
Warner-Lambert Co.                     178,000       14,584,875
---------------------------------------------------------------
                                                     40,292,438
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.30%

Forest Laboratories, Inc.(d)           156,000        9,584,250
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-1.09%

Lilly (Eli) & Co.                      141,000        9,376,500
---------------------------------------------------------------
Merck & Co., Inc.                      122,000        8,181,625
---------------------------------------------------------------
Pfizer Inc.                            331,000       10,736,813
---------------------------------------------------------------
Schering-Plough Corp.                  152,000        6,412,500
---------------------------------------------------------------
                                                     34,707,438
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.76%

Baxter International, Inc.             150,400        9,447,000
---------------------------------------------------------------
Guidant Corp.(d)                       280,000       13,160,000
---------------------------------------------------------------
Medtronic, Inc.                        490,000       17,854,375
---------------------------------------------------------------
VISX, Inc.(d)                          300,000       15,525,000
---------------------------------------------------------------
                                                     55,986,375
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.21%

MAXIMUS, Inc.(d)                       200,000        6,787,500
---------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES-0.27%

Ethan Allen Interiors, Inc.            270,000        8,656,875
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.38%

Procter & Gamble, Co. (The)            110,000       12,051,875
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.46%

AXA Financial, Inc.                    314,000       10,636,750
---------------------------------------------------------------
Nationwide Financial Services,
  Inc.-Class A                         140,000        3,911,250
---------------------------------------------------------------
                                                     14,548,000
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.87%

American International Group,
  Inc.                                 175,000       18,921,875
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

INSURANCE (MULTI-LINE)-(CONTINUED)

CIGNA Corp.                            110,000   $    8,861,875
---------------------------------------------------------------
                                                     27,783,750
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-0.21%

Travelers Property Casualty
  Corp.-Class A                        195,000        6,678,750
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-1.29%

Goldman Sachs Group, Inc. (The)         52,300        4,926,006
---------------------------------------------------------------
Merrill Lynch & Co., Inc.              176,000       14,696,000
---------------------------------------------------------------
Morgan Stanley Dean Witter & Co.       150,000       21,412,500
---------------------------------------------------------------
                                                     41,034,506
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.13%

Federated Investors, Inc.-Class B      206,400        4,140,900
---------------------------------------------------------------

LODGING-HOTELS-0.76%

Carnival Corp.                         230,000       10,996,875
---------------------------------------------------------------
Royal Caribbean Cruises Ltd.           270,400       13,334,100
---------------------------------------------------------------
                                                     24,330,975
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-0.35%

Tyco International Ltd.                284,000       11,040,500
---------------------------------------------------------------

NATURAL GAS-0.65%

Enron Corp.                            295,000       13,090,625
---------------------------------------------------------------
Williams Companies, Inc. (The)         251,000        7,671,188
---------------------------------------------------------------
                                                     20,761,813
---------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.23%

Apache Corp.                           200,000        7,387,500
---------------------------------------------------------------

OIL (DOMESTIC INTEGRATED)-0.23%

Conoco Inc.-Class B                    300,000        7,462,500
---------------------------------------------------------------

OIL (INTERNATIONAL
  INTEGRATED)-0.25%

Exxon Mobil Corp.                      100,644        8,108,132
---------------------------------------------------------------

PERSONAL CARE-0.14%

Steiner Leisure Ltd.(d)                275,000        4,589,063
---------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.50%

AES Corp.(d)                           215,000       16,071,250
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.56%

Home Depot, Inc. (The)                 262,500       17,997,656
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.25%

Safeway Inc.(d)                        228,000        8,108,250
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-0.50%

Dayton Hudson Corp.                    215,100       15,796,406
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.83%

Amazon.com, Inc.(d)                     95,000        7,231,875
---------------------------------------------------------------
Bed Bath & Beyond, Inc.(d)             290,000       10,077,500
---------------------------------------------------------------
Linens 'n Things, Inc.(d)              305,200        9,041,550
---------------------------------------------------------------
                                                     26,350,925
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

SERVICES (ADVERTISING/MARKETING)-0.94%

Omnicom Group, Inc.                    130,000   $   13,000,000
---------------------------------------------------------------
Young & Rubicam Inc.                   241,000       17,050,750
---------------------------------------------------------------
                                                     30,050,750
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.93%

National Information Consortium,
  Inc.(d)                              278,000        8,896,000
---------------------------------------------------------------
Official Payments Corp.(d)             186,300        9,687,600
---------------------------------------------------------------
Quanta Services, Inc.(d)               392,000       11,074,000
---------------------------------------------------------------
                                                     29,657,600
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.25%

DST Systems, Inc.(d)                   106,000        8,089,125
---------------------------------------------------------------

TELECOMMUNICATIONS-0.49%

Broadwing Inc.(d)                      419,520       15,469,800
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.72%

Infonet Services Corp.-Class
  B(d)                                 370,000        9,712,500
---------------------------------------------------------------
Western Wireless Corp.-Class
  A(d)                                 196,300       13,103,025
---------------------------------------------------------------
                                                     22,815,525
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-1.56%

AT&T Corp.                             216,450       10,984,838
---------------------------------------------------------------
Global TeleSystems Group,
  Inc.(d)                              475,450       16,462,456
---------------------------------------------------------------
MCI WorldCom, Inc.(d)                  420,000       22,286,250
---------------------------------------------------------------
                                                     49,733,544
---------------------------------------------------------------

TELEPHONE-2.98%

Bell Atlantic Corp.                    158,000        9,726,875
---------------------------------------------------------------
McLeodUSA, Inc.-Class A(d)             290,000       17,073,750
---------------------------------------------------------------
NEXTLINK Communications,
  Inc.-Class A(d)                      224,800       18,672,450
---------------------------------------------------------------
Qwest Communications
  International, Inc.(d)               665,000       28,595,000
---------------------------------------------------------------
SBC Communications, Inc.               204,000        9,945,000
---------------------------------------------------------------
Time Warner Telecom, Inc.(d)           218,500       10,911,344
---------------------------------------------------------------
                                                     94,924,419
---------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $765,923,442)                               1,434,256,253
---------------------------------------------------------------

DOMESTIC PREFERRED STOCKS-2.43%

COMPUTERS (SOFTWARE & SERVICES)-0.45%

PSINet, Inc.-Series C, $3.375
  Conv. Pfd.                           100,000        5,837,500
---------------------------------------------------------------
Verio Inc.-$3.375 Conv. Pfd.
  (Acquired 07/15/99-10/01/99;
  Cost $7,092,498)(a)                  150,000        8,475,000
---------------------------------------------------------------
                                                     14,312,500
---------------------------------------------------------------

ELECTRIC COMPANIES-0.28%

Calpine Capital Trust-$2.875
  Conv. Pfd.                           139,000        8,982,875
---------------------------------------------------------------

OIL & GAS (EXPLORATION &
  PRODUCTION)-0.22%

Kerr-McGee Corp.-5.50% Pfd. DECS       209,800        6,818,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

PERSONAL CARE-0.16%

Estee Lauder Cos. Inc.-$3.805
  Conv. Pfd.                            60,000   $    5,193,750
---------------------------------------------------------------

TELECOMMUNICATIONS-0.13%

Broadwing Inc.-Series B, $3.375
  Conv. Pfd.                            70,000        4,147,500
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.71%

WinStar Communications,
  Inc.-Series F, $72.50 Conv.
  Pfd.                                  16,950       22,585,875
---------------------------------------------------------------

TELEPHONE-0.27%

NEXTLINK Communications,
  Inc.-$3.25 Conv. Pfd.                 24,200        4,643,375
---------------------------------------------------------------
NEXTLINK Communications,
  Inc.-$3.25 Conv. Pfd.
  (Acquired 03/26/98-06/02/98;
  Cost $975,188)(a)                     20,800        3,991,000
---------------------------------------------------------------
                                                      8,634,375
---------------------------------------------------------------

WATER UTILITIES-0.21%

AES Trust III-$3.375 Conv. Pfd.        108,600        6,692,475
---------------------------------------------------------------
    Total Domestic Preferred
      Stocks (Cost $63,730,828)                      77,367,850
---------------------------------------------------------------

                                   PRINCIPAL
                                   AMOUNT(f)
NON-U.S. DOLLAR DENOMINATED
  NON-CONVERTIBLE BONDS &
  NOTES-3.50%

AUSTRALIA-0.22%

New South Wales Treasury
  Corp.-Series 4 (Sovereign
  Debt), Gtd. Notes, 7.00%,
  04/01/04                      AUD    4,300,000      2,838,785
---------------------------------------------------------------
State Bank New South
  Wales-Series E (Banks-Major
  Regional), Sr. Unsec. Gtd.
  Medium Term Notes, 8.63%,
  08/20/01                      AUD    6,125,000      4,155,283
---------------------------------------------------------------
                                                      6,994,068
---------------------------------------------------------------

CANADA-0.71%

AT&T Canada Inc. (Telephone),
  Sr. Unsec. Notes, 7.15%,
  09/23/04          CAD              1,700,000        1,163,734
---------------------------------------------------------------
Bell Mobility Cellular, Inc.
  (Telecommunications-Cellular/Wireless),
  Deb., 6.55%, 06/02/08      CAD     2,500,000        1,659,721
---------------------------------------------------------------
Canadian Oil Debco Inc. (Oil &
  Gas- Exploration &
  Production), Deb., 11.00%,
  10/31/00               CAD         2,500,000        1,790,601
---------------------------------------------------------------
Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Unsec. Disc. Notes,
  10.75%, 02/15/09(c)        CAD     5,000,000        2,026,606
---------------------------------------------------------------
Export Development Corp.
  (Sovereign Debt), Sr. Unsub.
  Notes, 6.50%, 12/21/04     NZD     6,000,000        2,970,914
---------------------------------------------------------------
Poco Petroleums Ltd. (Oil & Gas-
  Exploration & Production),
  Unsec. Deb., 6.60%,
  09/11/07                CAD        5,400,000        3,540,923
---------------------------------------------------------------
Province of British Columbia
  (Sovereign Debt), Notes,
  7.50%, 12/31/03     GBP              950,000        1,553,548
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                   AMOUNT(f)         VALUE

CANADA-(CONTINUED)

Province of Ontario (Sovereign
  Debt),
  Notes, 6.38%, 06/10/04     GBP       950,000   $    1,498,329
---------------------------------------------------------------
  Unsec. Unsub. Notes, 6.25%,
 12/03/08                    NZD     3,750,000        1,711,057
---------------------------------------------------------------
Province of Quebec (Sovereign
  Debt), Unsec. Notes, 5.13%,
  01/04/09    DEM                    1,600,000          770,578
---------------------------------------------------------------
Teleglobe Canada Inc.
  (Telephone), Unsec. Deb.,
  8.35%, 06/20/03           CAD      1,000,000          709,423
---------------------------------------------------------------
TransCanada Pipelines-Series Q
  (Natural Gas), Deb., 10.63%,
  10/20/09     CAD                   1,500,000        1,282,478
---------------------------------------------------------------
Westcoast Energy Inc.-Series V
  (Natural Gas), Unsec. Deb.,
  6.45%, 12/18/06 CAD                3,000,000        2,037,497
---------------------------------------------------------------
                                                     22,715,409
---------------------------------------------------------------

DENMARK-0.21%

Kingdom of Denmark (Sovereign
  Debt), Bonds, 5.00%,
  08/15/05          DKK             51,000,000        6,806,533
---------------------------------------------------------------

GERMANY-0.25%

Bundesrepublik Deutschland
  (Sovereign Debt), Series 92
  Bonds, 7.25%, 10/21/02     EUR     2,790,000        3,004,448
---------------------------------------------------------------
Landesbank Baden-Wuerttemberg
  (Banks- Major Regional), Sr.
  Unsec. Unsub. Medium Term
  Notes, 6.25%, 12/15/04     AUD     5,700,000        3,572,998
---------------------------------------------------------------
Treuhandanstalt (Sovereign
  Debt), Gtd. Notes, 6.00%,
  11/12/03          EUR              1,140,000        1,195,434
---------------------------------------------------------------
                                                      7,772,880
---------------------------------------------------------------

GREECE-0.24%

Hellenic Republic (Sovereign
  Debt), Bonds, 6.60%,
  01/15/04                GRD     2,500,000,000       7,669,388
---------------------------------------------------------------

NETHERLANDS-0.48%

Dresdner Finance B.V.-Series 11
  (Banks- Major Regional),
  Floating Rate Gtd. Notes,
  3.53%, 07/30/03          EUR       7,250,000        7,281,476
---------------------------------------------------------------
Hypovereins Finance N.V.-Series
  E (Banks- Major Regional),
  Gtd. Medium Term Notes, 6.00%,
  03/12/07          DEM              2,900,000        1,496,248
---------------------------------------------------------------
Mannesmann Finance B.V.
  (Machinery- Diversified), Gtd.
  Unsec. Unsub. Notes, 4.75%,
  05/27/09                EUR        1,300,000        1,153,665
---------------------------------------------------------------
SPT Telecom A.S.
  (Telecommunications- Long
  Distance), Gtd. Unsec. Unsub.
  Notes, 5.13%, 05/07/03     DEM     4,600,000        2,346,111
---------------------------------------------------------------
Tecnost International Finance
  N.V.-Series E (Telephone),
  Medium Term Gtd. Notes, 6.13%,
  07/30/09                EUR        3,210,000        3,111,084
---------------------------------------------------------------
                                                     15,388,584
---------------------------------------------------------------

NEW ZEALAND-0.22%

International Bank for
  Reconstruction & Development
  (Banks-Money Center), Unsec.
  Notes, 5.50%, 04/15/04    NZD      8,500,000        4,113,246
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                   AMOUNT(f)         VALUE
NEW ZEALAND-(CONTINUED)

New Zealand Government
  (Sovereign Debt)
  Series 302 Bonds, 10.00%,
 03/15/02                    NZD     2,650,000   $    1,478,054
---------------------------------------------------------------
  Series 404 Bonds, 8.00%,
    04/15/04 NZD                     2,650,000        1,430,651
---------------------------------------------------------------
                                                      7,021,951
---------------------------------------------------------------

SWEDEN-0.26%

Stadshypotek A.B.-Series 1562
  (Banks- Regional), Bonds,
  3.50%, 09/15/04 SEK               43,000,000        4,544,805
---------------------------------------------------------------
Swedish Government-Series 1035
  (Sovereign Debt), Bonds,
  6.00%, 02/09/05            SEK    30,000,000        3,609,571
---------------------------------------------------------------
                                                      8,154,376
---------------------------------------------------------------

UNITED KINGDOM-0.79%

Lloyds Bank PLC-Series E
  (Banks-Major Regional), Medium
  Term Sub. Notes, 5.25%,
  07/14/08               DEM         6,800,000        3,325,110
---------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series
  E (Investment
  Banking/Brokerage), Sr. Unsec.
  Unsub. Medium Term Notes,
  7.38%, 12/17/07            GBP     6,650,000       10,887,514
---------------------------------------------------------------
National Power PLC (Electric
  Companies), Sr. Unsec. Unsub.
  Bonds, 8.00%, 02/21/07     AUD     3,100,000        2,012,382
---------------------------------------------------------------
National Westminster Bank
  PLC-Series E (Banks-Money
  Center), Unsec. Unsub. Medium
  Term Bonds, 5.13%, 06/30/11EUR     2,500,000        2,255,470
---------------------------------------------------------------
Sutton Bridge Financial
  Ltd.-Series REGS (Power
  Producers-Independent), Gtd.
  Eurobonds, 8.63%, 06/30/22
  (Acquired 05/29/97; Cost
  $4,890,565)(a)     GBP             3,000,000        5,090,868
---------------------------------------------------------------
Union Bank Switzerland London,
  (Banks- Major Regional),
  Unsec. Sub. Notes, 7.38%,
  11/26/04                GBP        1,000,000        1,637,219
---------------------------------------------------------------
                                                     25,208,563
---------------------------------------------------------------

UNITED STATES OF AMERICA-0.12%

General Electric Capital
  Corp.-Series E
  (Financial-Diversified), Sr.
  Unsec. Unsub. Medium Term
  Notes, 6.00%, 07/27/01     GBP     2,400,000        3,814,070
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated
      Non-Convertible Bonds &
      Notes (Cost $117,303,454)                     111,545,822
---------------------------------------------------------------

                                     SHARES

FOREIGN STOCKS-5.46%

BERMUDA-0.88%

Global Crossing Ltd.
  (Telecommunications- Long
  Distance)(d)                         559,252       27,962,600
---------------------------------------------------------------

CANADA-0.37%

AT&T Canada, Inc. (Telephone)(d)       291,000       11,712,750
---------------------------------------------------------------

FINLAND-2.03%

Nokia Oyj-ADR (Communications
  Equipment)                           220,000       41,800,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

FINLAND-(CONTINUED)

Sonera Oyj
  (Telecommunications-Cellular/
  Wireless)                            333,900   $   22,868,451
---------------------------------------------------------------
                                                     64,668,451
---------------------------------------------------------------

FRANCE-0.41%

AXA (Insurance-Multi-Line)              36,800        5,125,971
---------------------------------------------------------------
AXA-ADR (Insurance-Multi-Line)         110,000        7,810,000
---------------------------------------------------------------
                                                     12,935,971
---------------------------------------------------------------

GERMANY-0.36%

Mannesmann A.G.
  (Machinery-Diversified)               47,823       11,527,482
---------------------------------------------------------------

ISRAEL-0.19%

Partner Communications Co.
  Ltd.-ADR
  (Telecommunications-Cellular/
  Wireless)(d)                         228,300        5,907,263
---------------------------------------------------------------

NETHERLANDS-0.38%

Libertel N.V.
  (Telecommunications-Cellular/
  Wireless)(d)                         467,200       12,225,549
---------------------------------------------------------------

SOUTH KOREA-0.34%

Korea Telecom Corp.-ADR
  (Telephone)                          143,596       10,733,801
---------------------------------------------------------------

SPAIN-0.50%

Telefonica S.A. (Telephone)(d)         495,000       12,355,180
---------------------------------------------------------------
Terra Networks, S.A.
  (Computers-Software &
  Services)(d)                          68,100        3,718,254
---------------------------------------------------------------
                                                     16,073,434
---------------------------------------------------------------
    Total Foreign Stocks (Cost
      $72,168,443)                                  173,747,301
---------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT

U.S. TREASURY SECURITIES-7.14%

U.S. TREASURY BONDS-0.71%

  9.375%, 02/15/06                $ 20,000,000       22,820,200
---------------------------------------------------------------

U.S. TREASURY NOTES-6.43%

  7.25%, 08/15/04                   35,000,000       36,099,000
---------------------------------------------------------------
  5.875%, 11/15/04                   2,000,000        1,960,620
---------------------------------------------------------------
  6.50%, 08/15/05 to 10/15/06      121,000,000(g)    120,776,810
---------------------------------------------------------------
  6.875%, 05/15/06                  34,500,000(g)     35,088,225
---------------------------------------------------------------
  6.625%, 05/15/07                   7,000,000(g)      7,027,230
---------------------------------------------------------------
  5.63%, 05/15/08                    4,000,000        3,763,160
---------------------------------------------------------------
                                                    204,715,045
---------------------------------------------------------------
    Total U.S. Treasury
      Securities (Cost
      $231,414,173)                                 227,535,245
---------------------------------------------------------------

U.S. GOVERNMENT AGENCY
  SECURITIES-2.14%

FEDERAL HOME LOAN MORTGAGE CORP.
  ("FHLMC")-0.42%

Pass through ctfs.
  6.50%, 12/01/28                   13,995,426       13,199,366
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                     AMOUNT          VALUE
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION ("FNMA")-1.16%

Pass through ctfs.
  7.00%, 05/01/28                 $ 20,690,733   $   19,998,836
---------------------------------------------------------------
  6.50%, 11/01/28 to 12/01/28       18,009,410       16,968,105
---------------------------------------------------------------
                                                     36,966,941
---------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION ("GNMA")-0.56%

Pass through ctfs.
  6.50%, 09/15/28 to 03/15/29       19,065,864       17,898,080
---------------------------------------------------------------
    Total U.S. Government Agency
      Securities (Cost
      $72,041,945)                                   68,064,387
---------------------------------------------------------------

                         NUMBER
                           OF       EXERCISE   EXPIRATION
                        CONTRACTS    PRICE        DATE

OPTIONS
  PURCHASED-0.01%

ELECTRONICS
  (DEFENSE)-0.01%

General Motors
  Corp.-Class H (Cost
  $465,975)              95,000       $ 90       Jan-00            195,938
--------------------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

MONEY MARKET FUNDS-7.50%

STIC Liquid Assets Portfolio(h)   $119,363,406   $  119,363,406
---------------------------------------------------------------
STIC Prime Portfolio(h)            119,363,406      119,363,406
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $238,726,812)                           238,726,812
---------------------------------------------------------------
TOTAL INVESTMENTS-98.45% (Cost
  $2,366,107,679)                                 3,134,773,552
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.55%                                  49,376,620
---------------------------------------------------------------
NET ASSETS-100.00%                               $3,184,150,172
===============================================================

Investment Abbreviations:

ADR     -  American Depositary Receipt
AUD     -  Australian Dollar
CAD     -  Canadian Dollars
Conv.   -  Convertible
Ctfs.   -  Certificates
Deb.    -  Debentures
DECS    -  Dividend Enhanced Convertible Stock
DEM     -  German Deutsche Mark
DKK     -  Danish Krone
Disc.   -  Discounted
EUR     -  Euro
GBP     -  British Pound Sterling
GRD     -  Greek Drachma
Gtd.    -  Guaranteed
NZD     -  New Zealand Dollar
Pfd.    -  Preferred
REIT    -  Real Estate Investment Trust
Sec.    -  Secured
SEK     -  Swedish Krona
Sr.     -  Senior
Sub.    -  Subordinated
Unsec.  -  Unsecured
Unsub.  -  Unsubordinated

Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The market value at 12/31/99 represented 3.20% of the Fund's net assets.
(b) Discounted bond at purchase. Interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(d) Non-income producing security.
(e) A portion of this security is subject to call options written. See Note 7.
(f) Foreign denominated security. Par value and coupon are denominated in currency indicated.
(g) A portion of this principal was pledged as collateral to cover margin requirements for open future contracts. See Note 8.
(h) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

ASSETS:

Investments, at market value (cost
  $2,366,107,679)                          $3,134,773,552
---------------------------------------------------------
Receivables for:
  Investments sold                             18,914,453
---------------------------------------------------------
  Foreign currency contracts closed                24,825
---------------------------------------------------------
  Fund shares sold                             25,083,485
---------------------------------------------------------
  Interest and dividends                       22,904,366
---------------------------------------------------------
  Variation margin                                276,250
---------------------------------------------------------
Foreign currency contracts                        655,642
---------------------------------------------------------
Investment for deferred compensation plan          42,523
---------------------------------------------------------
Other assets                                       40,344
---------------------------------------------------------
    Total assets                            3,202,715,440
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         4,357,824
---------------------------------------------------------
  Fund shares reacquired                        8,656,785
---------------------------------------------------------
  Options written (premiums $1,494,360)         1,167,812
---------------------------------------------------------
  Deferred compensation plan                       42,523
---------------------------------------------------------
Accrued advisory fees                           1,343,610
---------------------------------------------------------
Accrued distribution fees                       2,543,619
---------------------------------------------------------
Accrued transfer agent fees                       249,013
---------------------------------------------------------
Accrued operating expenses                        204,082
---------------------------------------------------------
    Total liabilities                          18,565,268
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $3,184,150,172
=========================================================

NET ASSETS:

Class A                                    $1,800,349,970
=========================================================
Class B                                    $1,183,215,180
=========================================================
Class C                                    $  200,585,022
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        55,074,835
=========================================================
Class B                                        36,282,468
=========================================================
Class C                                         6,144,390
=========================================================
Class A:
  Net asset value and redemption price
    per share                              $        32.69
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $32.69 / 95.25%)   $        34.32
=========================================================
Class B:
  Net asset value and offering price per
    share                                  $        32.61
=========================================================
Class C:
  Net asset value and offering price per
    share                                  $        32.65
=========================================================

See Notes to Financial Statements.
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999


INVESTMENT INCOME:

Interest                                     $ 85,768,860
---------------------------------------------------------
Dividends (net of $91,426 foreign
  withholding tax)                             13,436,438
---------------------------------------------------------
    Total investment income                    99,205,298
---------------------------------------------------------

EXPENSES:

Advisory fees                                  13,624,208
---------------------------------------------------------
Administrative services fees                      158,046
---------------------------------------------------------
Custodian fees                                    240,252
---------------------------------------------------------
Distribution fees-Class A                       3,755,133
---------------------------------------------------------
Distribution fees-Class B                      10,013,693
---------------------------------------------------------
Distribution fees-Class C                       1,464,190
---------------------------------------------------------
Trustees' fees                                     22,015
---------------------------------------------------------
Transfer agent fees-Class A                     2,032,670
---------------------------------------------------------
Transfer agent fees-Class B                     2,032,007
---------------------------------------------------------
Transfer agent fees-Class C                       297,956
---------------------------------------------------------
Other                                             550,475
---------------------------------------------------------
    Total expenses                             34,190,645
---------------------------------------------------------
Less: Expenses paid indirectly                    (75,967)
---------------------------------------------------------
    Net expenses                               34,114,678
---------------------------------------------------------
Net investment income                          65,090,620
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FOREIGN CURRENCY CONTRACTS,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           436,666
---------------------------------------------------------
  Foreign currencies                             (154,053)
---------------------------------------------------------
  Foreign currency contracts                      534,910
---------------------------------------------------------
  Futures contracts                            45,119,738
---------------------------------------------------------
  Option contracts written                        908,045
---------------------------------------------------------
                                               46,845,306
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                       384,287,115
---------------------------------------------------------
  Foreign currencies                                5,416
---------------------------------------------------------
  Foreign currency contracts                      396,014
---------------------------------------------------------
  Futures contracts                           (10,141,023)
---------------------------------------------------------
  Option contracts written                        391,074
---------------------------------------------------------
                                              374,938,596
---------------------------------------------------------
Net gain from investment securities,
  foreign currencies, foreign currency
  contracts, futures and option contracts     421,783,902
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $486,874,522
=========================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                   1999             1998
                                                              --------------   --------------
OPERATIONS:

  Net investment income                                       $   65,090,620   $   42,651,746
---------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    and option contracts                                          46,845,306      (34,961,701)
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts, futures and option contracts                      374,938,596      202,514,022
---------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         486,874,522      210,204,067
---------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (42,749,278)     (25,009,619)
---------------------------------------------------------------------------------------------
  Class B                                                        (20,909,084)     (12,164,517)
---------------------------------------------------------------------------------------------
  Class C                                                         (3,188,689)      (1,261,081)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                                 --       (2,990,460)
---------------------------------------------------------------------------------------------
  Class B                                                                 --       (2,026,544)
---------------------------------------------------------------------------------------------
  Class C                                                                 --         (260,076)
---------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        243,729,476      537,064,636
---------------------------------------------------------------------------------------------
  Class B                                                        132,034,584      344,386,485
---------------------------------------------------------------------------------------------
  Class C                                                         61,800,642       99,082,872
---------------------------------------------------------------------------------------------
    Net increase in net assets                                   857,592,173    1,147,025,763
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          2,326,557,999    1,179,532,236
---------------------------------------------------------------------------------------------
  End of period                                               $3,184,150,172   $2,326,557,999
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $2,395,161,389   $1,957,596,687
---------------------------------------------------------------------------------------------
  Undistributed net investment income                                404,927        5,095,292
---------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures and option contracts                       14,952,655      (34,826,585)
---------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, foreign currency contracts, futures and
    option contracts                                             773,631,201      398,692,605
---------------------------------------------------------------------------------------------
                                                              $3,184,150,172   $2,326,557,999
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1999
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. On December 31, 1999, undistributed net investment income was decreased by $2,933,934 and undistributed net realized gains increased by $2,933,934 as a result of differing book/tax treatment of foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.
C. Distributions -- Distributions from income are recorded on ex-dividend date, and are declared and paid quarterly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

    Outstanding foreign currency contracts at December 31, 1999 were as follows:

                                    CONTRACT TO
                             -------------------------                  UNREALIZED
         SETTLEMENT DATE       DELIVER       RECEIVE        VALUE      APPRECIATION
      ---------------------  -----------   -----------   -----------   ------------
      01/24/00       SEK      68,000,000   $ 8,381,403   $ 8,004,163     $377,240
      -----------------------------------------------------------------------------
      02/28/00       EUR      10,000,000    10,385,000    10,110,458      274,542
      -----------------------------------------------------------------------------
      02/28/00       GBP         500,000       811,250       807,390        3,860
      -----------------------------------------------------------------------------
                              78,500,000   $19,577,653   $18,922,011     $655,642
      =============================================================================

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

I. Put Options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

J. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.

K. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 1999, AIM was paid $158,046 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 1999, AFS was paid $1,916,453 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $3,755,133, $10,013,693 and $1,464,190, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $823,856 from sales of the Class A shares of the Fund during the year ended December 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1999, AIM Distributors received $150,341 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 1999, the Fund paid legal fees of $7,985 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $29,183 and $46,784, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $75,967 during the year ended December 31, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1999 was $2,017,133,351 and $1,619,226,894, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 1999 was as follows:

Aggregate unrealized appreciation of
  investment securities                      $826,568,954
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (58,369,796)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $768,199,158
=========================================================
Cost of investments for tax purposes is
  $2,366,574,394.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 1999 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------   ----------
Beginning of year                                                  500    $  797,973
------------------------------------------------------------------------------------
Written                                                          6,745     4,420,253
------------------------------------------------------------------------------------
Closed                                                          (3,755)   (3,723,866)
------------------------------------------------------------------------------------
End of year                                                      3,490    $1,494,360
====================================================================================

Open call option contracts written at December 31, 1999 were as follows:

                                                                                                                     UNREALIZED
                                                        CONTRACT   STRIKE    NUMBER OF    PREMIUMS      MARKET      APPRECIATION
                        ISSUE                            MONTH      PRICE    CONTRACTS    RECEIVED      VALUE      (DEPRECIATION)
------------------------------------------------------  --------   -------   ---------   ----------   ----------   --------------
America Online Inc.                                      Jan-00     $ 88       2,210     $  851,927   $  414,374     $ 437,553
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp. - Class H                           Jan-00      100         950        412,761      279,063       133,698
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                    Jan-00       95         330        229,672      474,375      (244,703)
---------------------------------------------------------------------------------------------------------------------------------
                                                                               3,490     $1,494,360   $1,167,812     $ 326,548
=================================================================================================================================

NOTE 8-FUTURES CONTRACTS

On December 31, 1999, $7,619,000 principal amount of U.S. Treasury obligations was pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                                                         VALUE OF
                                                               NO. OF       MONTH/     OPEN FUTURES    UNREALIZED
                          CONTRACT                            CONTRACTS   COMMITMENT    CONTRACTS     APPRECIATION
------------------------------------------------------------  ---------   ----------   ------------   ------------
S&P 500 Index                                                    325      Mar-00/Buy   $120,591,250    $3,977,452
------------------------------------------------------------------------------------------------------------------

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1999 and 1998 were as follows:

                                                                         1999                          1998
                                                              ---------------------------   ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              -----------   -------------   -----------   -------------
Sold:
  Class A                                                      24,207,279   $ 705,353,097    29,663,763   $ 789,886,049
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       9,923,280     287,877,047    15,995,669     427,423,474
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       3,295,250      96,614,771     4,375,455     117,461,185
-----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                       1,334,538      39,562,999       872,547      23,134,563
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         652,505      19,306,388       492,389      13,073,889
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                          92,159       2,744,998        54,578       1,446,813
-----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (17,165,067)   (501,186,620)  (10,355,432)   (275,955,976)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,020,681)   (175,148,851)   (3,657,104)    (96,110,878)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,289,864)    (37,559,127)     (747,879)    (19,825,126)
-----------------------------------------------------------------------------------------------------------------------
                                                               15,029,399   $ 437,564,702    36,693,986   $ 980,533,993
=======================================================================================================================

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and a share of Class B outstanding during each of the years in the five-year period ended December 31, 1999, and for a share of Class C outstanding during each of the years in the two-year period ended December 31, 1999 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                               1999(a)       1998(a)       1997       1996      1995
                                                              ----------    ----------   --------   --------   -------
Net asset value, beginning of period                          $    28.23    $    25.78   $  21.84   $  19.22   $ 14.62
------------------------------------------------------------  ----------    ----------   --------   --------   -------
Income from investment operations:
 Net investment income                                              0.82          0.71       0.60       0.66      0.49
------------------------------------------------------------  ----------    ----------   --------   --------   -------
 Net gains on securities (both realized and unrealized)             4.46          2.45       4.66       2.99      4.57
------------------------------------------------------------  ----------    ----------   --------   --------   -------
   Total from investment operations                                 5.28          3.16       5.26       3.65      5.06
------------------------------------------------------------  ----------    ----------   --------   --------   -------
Less distributions:
 Dividends from net investment income                              (0.82)        (0.65)     (0.55)     (0.55)    (0.46)
------------------------------------------------------------  ----------    ----------   --------   --------   -------
 Distributions from net realized gains                                --         (0.06)     (0.77)     (0.48)       --
------------------------------------------------------------  ----------    ----------   --------   --------   -------
   Total distributions                                             (0.82)        (0.71)     (1.32)     (1.03)    (0.46)
------------------------------------------------------------  ----------    ----------   --------   --------   -------
Net asset value, end of period                                $    32.69    $    28.23   $  25.78   $  21.84   $ 19.22
============================================================  ==========    ==========   ========   ========   =======
Total return(b)                                                    19.04%        12.46%     24.41%     19.25%    34.97%
============================================================  ==========    ==========   ========   ========   =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,800,350    $1,318,230   $683,633   $334,189   $92,241
============================================================  ==========    ==========   ========   ========   =======
Ratio of expenses to average net assets                             0.94%(c)       0.95%     0.98%      1.15%     1.43%(d)
============================================================  ==========    ==========   ========   ========   =======
Ratio of net investment income to average net assets                2.81%(c)       2.81%     2.48%      2.97%     2.81%(e)
============================================================  ==========    ==========   ========   ========   =======
Portfolio turnover rate                                               65%           43%        66%        72%       77%
============================================================  ==========    ==========   ========   ========   =======

(a)  Calculated using average shares outstanding.
(b)  Does not deduct sales charges.
(c)  Ratios are based on average net assets of $1,502,053,346.
(d) After fee waivers and/or expense reimbursements. The ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.46% for 1995.
(e) After fee waivers and/or expense reimbursements. The ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 2.78% for 1995.

                                                                 CLASS B                                      CLASS C
                                          ------------------------------------------------------   ------------------------------
                                           1999(a)      1998(a)      1997       1996      1995     1999(a)     1998(a)     1997
                                          ----------    --------   --------   --------   -------   --------    --------   -------
Net asset value, beginning of period      $    28.18    $  25.75   $  21.83   $  19.22   $ 14.62   $  28.21    $  25.76   $ 25.55
----------------------------------------  ----------    --------   --------   --------   -------   --------    --------   -------
Income from investment operations:
 Net investment income                          0.58        0.42       0.38       0.48      0.31       0.58        0.42      0.16
----------------------------------------  ----------    --------   --------   --------   -------   --------    --------   -------
 Net gains on securities (both realized
   and unrealized)                              4.45        2.51       4.68       2.99      4.61       4.46        2.53      1.01
----------------------------------------  ----------    --------   --------   --------   -------   --------    --------   -------
     Total from investment operations           5.03        2.93       5.06       3.47      4.92       5.04        2.95      1.17
----------------------------------------  ----------    --------   --------   --------   -------   --------    --------   -------
Less distributions:
 Dividends from net investment income          (0.60)      (0.44)     (0.37)     (0.38)    (0.32)     (0.60)      (0.44)    (0.19)
----------------------------------------  ----------    --------   --------   --------   -------   --------    --------   -------
 Distributions from net realized gains            --       (0.06)     (0.77)     (0.48)       --         --       (0.06)    (0.77)
----------------------------------------  ----------    --------   --------   --------   -------   --------    --------   -------
     Total distributions                       (0.60)      (0.50)     (1.14)     (0.86)    (0.32)     (0.60)      (0.50)    (0.96)
----------------------------------------  ----------    --------   --------   --------   -------   --------    --------   -------
Net asset value, end of period            $    32.61    $  28.18   $  25.75   $  21.83   $ 19.22   $  32.65    $  28.21   $ 25.76
========================================  ==========    ========   ========   ========   =======   ========    ========   =======
Total return(b)                                18.08%      11.53%     23.42%     18.28%    33.93%     18.09%      11.60%     4.67%
========================================  ==========    ========   ========   ========   =======   ========    ========   =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,183,215    $894,165   $486,506   $237,082   $72,634   $200,585    $114,163   $ 9,394
========================================  ==========    ========   ========   ========   =======   ========    ========   =======
Ratio of expenses to average net assets         1.75%(c)     1.76%     1.79%      1.97%     2.21%(d)   1.75%(c)    1.73%    1.78%(f)
========================================  ==========    ========   ========   ========   =======   ========    ========   =======
Ratio of net investment income to
 average net assets                             2.00%(c)     2.00%     1.67%      2.15%     2.03%(e)   2.00%(c)    2.03%    1.68%(f)
========================================  ==========    ========   ========   ========   =======   ========    ========   =======
Portfolio turnover rate                           65%         43%        66%        72%       77%        65%         43%       66%
========================================  ==========    ========   ========   ========   =======   ========    ========   =======

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $1,001,369,340 and $146,419,005 for Class B and Class C, respectively.
(d) After fee waivers and/or expense reimbursements. The ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.23% for 1995.
(e) After fee waivers and/or expense reimbursements. The ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 2.01% for 1995.
(f)  Annualized.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Global Utilities Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Global Utilities Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Global Utilities Fund as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                       /s/ KPMG LLP

                       KPMG LLP

                       February 4, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

December 31, 1999

                                                     MARKET
                                       SHARES        VALUE
DOMESTIC COMMON STOCKS-53.50%

BROADCASTING (TELEVISION, RADIO & CABLE)-3.30%

UnitedGlobalCom Inc.-Class A(a)          90,000   $  6,356,250
--------------------------------------------------------------
Univision Communications,
  Inc.-Class A(a)                        63,000      6,437,812
--------------------------------------------------------------
                                                    12,794,062
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-6.28%

Aether Systems, Inc.(a)                  38,100      2,728,912
--------------------------------------------------------------
ANTEC Corp.(a)                           45,000      1,642,500
--------------------------------------------------------------
Copper Mountain Networks, Inc.(a)        29,700      1,447,875
--------------------------------------------------------------
Covad Communications Group, Inc.(a)      14,100        788,719
--------------------------------------------------------------
JDS Uniphase Corp.(a)                     7,000      1,129,187
--------------------------------------------------------------
Juniper Networks, Inc.(a)                 8,100      2,754,000
--------------------------------------------------------------
Lucent Technologies Inc.                102,200      7,645,837
--------------------------------------------------------------
Sycamore Networks, Inc.(a)                5,400      1,663,200
--------------------------------------------------------------
Tellabs, Inc.(a)                         45,000      2,888,437
--------------------------------------------------------------
Williams Communications Group,
  Inc.(a)                                57,800      1,672,587
--------------------------------------------------------------
                                                    24,361,254
--------------------------------------------------------------

COMPUTERS (NETWORKING)-5.11%

Cisco Systems, Inc.(a)                   25,400      2,720,975
--------------------------------------------------------------
Foundry Networks, Inc.(a)                11,600      3,499,575
--------------------------------------------------------------
Redback Networks, Inc.(a)                72,800     12,922,000
--------------------------------------------------------------
Rhythms NetConnections, Inc.(a)          22,000        682,000
--------------------------------------------------------------
                                                    19,824,550
--------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-0.36%

GRIC Communications, Inc.(a)             54,900      1,393,087
--------------------------------------------------------------

ELECTRIC COMPANIES-7.20%

Allegheny Energy, Inc.                   82,100      2,211,569
--------------------------------------------------------------
DQE, Inc.                                76,500      2,648,813
--------------------------------------------------------------
Edison International                    143,800      3,765,762
--------------------------------------------------------------
Energy East Corp.                       112,000      2,331,000
--------------------------------------------------------------
FirstEnergy Corp.                        50,000      1,134,375
--------------------------------------------------------------
FPL Group, Inc.                          55,500      2,376,094
--------------------------------------------------------------
IPALCO Enterprises, Inc.                 42,000        716,625
--------------------------------------------------------------
NiSource, Inc.                          101,000      1,805,375
--------------------------------------------------------------
NSTAR                                    29,531      1,196,005
--------------------------------------------------------------
Pinnacle West Capital Corp.              85,500      2,613,094
--------------------------------------------------------------
Southern Co. (The)                      114,400      2,688,400
--------------------------------------------------------------
Teco Energy, Inc.                       115,000      2,134,688
--------------------------------------------------------------
Texas Utilities Co.                      64,800      2,304,450
--------------------------------------------------------------
                                                    27,926,250
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
ELECTRICAL EQUIPMENT-0.09%

Conexant Systems, Inc.(a)                 5,400   $    358,425
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.72%

SDL, Inc.(a)                             12,900      2,812,200
--------------------------------------------------------------

ENTERTAINMENT-0.40%

Time Warner Inc.                         21,200      1,535,675
--------------------------------------------------------------

NATURAL GAS-2.85%

Enron Corp.                              75,000      3,328,125
--------------------------------------------------------------
Public Service Co. of North
  Carolina, Inc.                         40,000      1,292,500
--------------------------------------------------------------
Williams Companies, Inc. (The)          209,900      6,415,069
--------------------------------------------------------------
                                                    11,035,694
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-1.32%

AES Corp.(a)                             40,000      2,990,000
--------------------------------------------------------------
MidAmerican Energy Holdings Co.(a)       63,200      2,129,050
--------------------------------------------------------------
                                                     5,119,050
--------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS-0.43%

Alexandria Real Estate Equities,
  Inc.                                   52,500      1,670,156
--------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-1.81%

Convergys Corp.(a)                      160,000      4,920,000
--------------------------------------------------------------
Quanta Services, Inc.(a)                 74,000      2,090,500
--------------------------------------------------------------
                                                     7,010,500
--------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.74%

Clarent Corp.(a)                         36,900      2,868,975
--------------------------------------------------------------

TELECOMMUNICATIONS-2.99%

Broadwing Inc.(a)                       314,344     11,591,435
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-4.20%

Infonet Services Corp.-Class B(a)        65,200      1,711,500
--------------------------------------------------------------
Phone.com, Inc.(a)                       51,400      5,959,188
--------------------------------------------------------------
TeleCorp PCS, Inc.(a)                    56,300      2,139,400
--------------------------------------------------------------
Tritel, Inc.(a)                          82,700      2,620,556
--------------------------------------------------------------
Triton PCS Holdings, Inc.-Class A(a)     40,800      1,856,400
--------------------------------------------------------------
Western Wireless Corp.-Class A(a)        30,200      2,015,850
--------------------------------------------------------------
                                                    16,302,894
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-3.59%

AT&T Corp.                               58,350      2,961,263
--------------------------------------------------------------
Global TeleSystems Group, Inc.(a)        38,200      1,322,675
--------------------------------------------------------------
MCI WorldCom, Inc.(a)                   181,389      9,624,954
--------------------------------------------------------------
                                                    13,908,892
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
TELEPHONE-12.11%

Bell Atlantic Corp.                      49,000   $  3,016,563
--------------------------------------------------------------
BellSouth Corp.                          41,800      1,956,763
--------------------------------------------------------------
CenturyTel, Inc.                        118,800      5,628,150
--------------------------------------------------------------
GTE Corp.                                31,600      2,229,775
--------------------------------------------------------------
McLeodUSA Inc.-Class A(a)                80,000      4,710,000
--------------------------------------------------------------
NEXTLINK Communications, Inc.-Class
  A(a)                                   43,400      3,604,913
--------------------------------------------------------------
Qwest Communications International,
  Inc.(a)                               150,000      6,450,000
--------------------------------------------------------------
SBC Communications, Inc.                308,893     15,058,534
--------------------------------------------------------------
Time Warner Telecom, Inc.(a)             86,300      4,309,606
--------------------------------------------------------------
                                                    46,964,304
--------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $83,442,776)                           207,477,403
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-28.16%

ARGENTINA-0.44%

El Sitio, Inc. (Computers-Software
  & Services)(a)                         46,000      1,690,500
--------------------------------------------------------------
AUSTRALIA-0.34%

Telstra Corp. Ltd. (Telephone)          195,000      1,060,792
--------------------------------------------------------------
Telstra Corp. Ltd.-Installment
  Receipts (Telephone)(a)                72,000        254,023
--------------------------------------------------------------
                                                     1,314,815
--------------------------------------------------------------
AUSTRIA-0.45%

Oesterreichische
  Elektrizitactswirtschafts A.G.-
  Class A (Electric Companies)           12,500      1,754,997
--------------------------------------------------------------

BELGIUM-0.40%

Electrabel S.A. (Electric
  Companies)                              4,700      1,537,352
--------------------------------------------------------------

BERMUDA-0.91%

Global Crossing Ltd.
  (Telecommunications-Long
  Distance)(a)                           70,523      3,526,150
--------------------------------------------------------------

CANADA-1.47%

AT&T Canada, Inc. (Telephone)(a)         74,600      3,002,650
--------------------------------------------------------------
BCT.Telus Communications, Inc.
  (Telephone)                            55,382      1,348,768
--------------------------------------------------------------
BCT.Telus Communications,
  Inc.-Class A (Telephone)               18,460        445,736
--------------------------------------------------------------
Westcoast Energy, Inc. (Natural
  Gas)                                   57,400        921,988
--------------------------------------------------------------
                                                     5,719,142
--------------------------------------------------------------

DENMARK-0.63%

Tele Danmark A.S.-ADR (Telephone)        65,000      2,453,750
--------------------------------------------------------------

FINLAND-3.24%

Nokia Oyj-ADR (Communications
  Equipment)                             46,400      8,816,000
--------------------------------------------------------------
Sonera Group Oyj
  (Telecommunications-
  Cellular/Wireless)                     54,900      3,760,042
--------------------------------------------------------------
                                                    12,576,042
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
FRANCE-2.20%

France Telecom S.A.-ADR
  (Telecommunications)                   39,000   $  5,206,500
--------------------------------------------------------------
Suez Lyonnaise des Eaux S.A.
  (Manufacturing- Diversified)           10,900      1,745,376
--------------------------------------------------------------
Vivendi (Manufacturing-Diversified)      17,600      1,588,017
--------------------------------------------------------------
                                                     8,539,893
--------------------------------------------------------------

GERMANY-1.35%

Mannesmann A.G.
  (Machinery-Diversified)                11,391      2,745,766
--------------------------------------------------------------
RWE A.G. (Electric Companies)            28,100      1,100,140
--------------------------------------------------------------
Viag A.G.
  (Manufacturing-Diversified)            75,400      1,381,131
--------------------------------------------------------------
                                                     5,227,037
--------------------------------------------------------------

GREECE-0.09%

Panafon Hellenic Telecom S.A.-GDR
  (Telecommunications-Cellular/Wireless)
  (Acquired 11/20/98; Cost
  $244,080)(b)                           27,000        348,300
--------------------------------------------------------------

HUNGARY-0.40%

Magyar Tavkozlesi Rt-ADR
  (Telecommunications-Long
  Distance)                              42,700      1,537,200
--------------------------------------------------------------

IRELAND-1.68%

eircom PLC (Telecommunications-Long
  Distance)                           1,499,100      6,532,971
--------------------------------------------------------------

ISRAEL-0.63%

Partner Communications Co. Ltd.-ADR
  (Telecommunications-Cellular/
   Wireless)(a)                          94,000      2,432,250
--------------------------------------------------------------

ITALY-2.83%

ACEA S.p.A. (Water Utilities)(a)        388,800      5,400,047
--------------------------------------------------------------
AEM S.p.A. (Electric Companies)         645,000      2,583,658
--------------------------------------------------------------
Enel S.p.A. (Electric Companies)(a)     293,100      1,227,161
--------------------------------------------------------------
Societa Nordelettrica S.p.A.
  (Electric Companies)                  570,000      1,749,713
--------------------------------------------------------------
                                                    10,960,579
--------------------------------------------------------------

JAPAN-1.00%

Nippon Telegraph & Telephone Corp.
  (Telephone)                               125      2,141,983
--------------------------------------------------------------
Nippon Telegraph & Telephone
  Corp.-ADR (Telephone)                  20,000      1,722,500
--------------------------------------------------------------
                                                     3,864,483
--------------------------------------------------------------

MEXICO-0.20%

Nuevo Grupo Iusacell A.A. de
  C.V.-ADR
  (Telecommunications-Cellular/
   Wireless)(a)                          51,600        770,775
--------------------------------------------------------------

NETHERLANDS-3.09%

KPNQWest N.V.
  (Telecommunications-Long
  Distance)(a)                           65,700      4,370,781
--------------------------------------------------------------
Libertel N.V.
  (Telecommunications-Cellular/
  Wireless)(a)                           79,000      2,067,248
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
NETHERLANDS-(CONTINUED)

Versatel Telecom International N.V.
  (Telecommunications-Long
  Distance)(a)                          158,000   $  5,565,669
--------------------------------------------------------------
                                                    12,003,698
--------------------------------------------------------------

SOUTH KOREA-0.86%

Korea Telecom Corp.-ADR (Telephone)      44,800      3,348,800
--------------------------------------------------------------

SPAIN-3.20%

Autopistas Concesionaria Espanola
  S.A. (Services-Commercial &
  Consumer)                              80,850        785,235
--------------------------------------------------------------
Endesa S.A. (Electric Companies)         75,000      1,487,785
--------------------------------------------------------------
Telefonica S.A. (Telephone)(a)          255,738      6,383,210
--------------------------------------------------------------
Terra Networks, S.A.
  (Computers-Software &
  Services)(a)                           68,500      3,740,094
--------------------------------------------------------------
                                                    12,396,324
--------------------------------------------------------------

UNITED KINGDOM-2.75%

COLT Telecom Group PLC
  (Communications Equipment)(a)          19,000        972,227
--------------------------------------------------------------
Kelda Group PLC (Water Utilities)       270,407      1,528,192
--------------------------------------------------------------
National Grid Group PLC (Electric
  Companies)                            131,526      1,000,286
--------------------------------------------------------------
PowerGen PLC (Electric Companies)       136,949        984,035
--------------------------------------------------------------
PowerGen PLC-ADR (Electric
  Companies)                             47,800      1,511,675
--------------------------------------------------------------
Scottish Power PLC (Electric
  Companies)                            223,850      1,695,203
--------------------------------------------------------------
Thus PLC (Telecommunications-Long
  Distance)(a)                          218,500      1,379,495
--------------------------------------------------------------
United Utilities PLC (Water
  Utilities)                            151,936      1,578,705
--------------------------------------------------------------
                                                    10,649,818
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $58,428,005)                                 109,184,876
--------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED
  STOCKS-4.34%

BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.36%

MediaOne Group, Inc., $3.04 Conv.
  Pfd.                                   29,200      1,401,600
--------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.90%

PSINet, Inc.-Series C, $3.375 Conv.
  Pfd.                                   60,000      3,502,500
--------------------------------------------------------------

ELECTRIC COMPANIES-0.77%

Calpine Capital Trust, $2.875 Conv.
  Pfd.                                   46,100      2,979,212
--------------------------------------------------------------

NATURAL GAS-0.97%

El Paso Energy Cap Trust, Inc.,
  $2.375 Conv. Pfd.                      74,500      3,752,938
--------------------------------------------------------------

TELECOMMUNICATIONS-0.12%

Broadwing Inc.-Series B, $3.375
  Conv. Pfd.                              8,000        474,000
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.89%

WinStar Communications, Inc.-Series
  F, $72.50 Conv. Pfd.                    2,600      3,464,500
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
TELEPHONE-0.33%

NEXTLINK Communications, Inc.
  $3.25 Conv. Pfd.                        3,000   $    575,625
--------------------------------------------------------------
  $3.25 Conv. Pfd. (Acquired
    03/26/98; Cost $180,000)(b)           3,600        690,750
--------------------------------------------------------------
                                                     1,266,375
--------------------------------------------------------------
    Total Domestic Convertible
      Preferred Stocks (Cost
      $14,819,973)                                  16,841,125
--------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT
U.S. DOLLAR DENOMINATED BONDS &
  NOTES-5.98%

BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.24%

Comcast Corp., Sr. Sub. Deb.,
  9.50%, 01/15/08                    $  900,000        925,875
--------------------------------------------------------------

COMPUTERS (HARDWARE)-0.93%

Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 7.00%, 05/01/03
  (Acquired 04/17/98-11/30/98; Cost
  $4,509,350)(b)                      4,605,000      3,591,900
--------------------------------------------------------------

ELECTRIC COMPANIES-1.96%

El Paso Electric Co.-Series E, Sec.
  First Mortgage Bonds, 9.40%,
  05/01/11                            1,900,000      2,012,917
--------------------------------------------------------------
Indiana Michigan Power Co.-Series
  F, Sec. Lease Obligation Bonds,
  9.82%, 12/07/22                     3,020,696      3,342,340
--------------------------------------------------------------
Western Resources, Inc., Sr. Unsec.
  Notes,
  6.25%, 08/15/03                     1,500,000      1,418,250
--------------------------------------------------------------
  7.13%, 08/01/09                       900,000        814,338
--------------------------------------------------------------
                                                     7,587,845
--------------------------------------------------------------

NATURAL GAS-0.32%

Dynegy Inc., Sr. Unsec. Deb.,
  7.13%, 05/15/18                     1,400,000      1,247,288
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.62%

AES Corp.,
  Sr. Notes, 8.00%, 12/31/08          1,500,000      1,376,250
--------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.25%,
    07/15/06                          1,000,000      1,020,000
--------------------------------------------------------------
                                                     2,396,250
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-1.04%

AT&T Corp., Sr. Notes, 7.75%,
  03/01/07                            1,850,000      1,889,109
--------------------------------------------------------------
Global TeleSystems Group, Inc.,
  Conv. Notes, 8.75%, 06/30/00          620,000      2,152,175
--------------------------------------------------------------
                                                     4,041,284
--------------------------------------------------------------

TELEPHONE-0.87%

NTL Inc., Conv. Sub. Notes, 5.75%,
  12/15/09 (Acquired 12/17/99; Cost
  $1,800,000)(b)                      1,800,000      1,944,000
--------------------------------------------------------------
SBC Communications, Inc., Deb.,
  7.38%, 07/15/43                     1,600,000      1,439,264
--------------------------------------------------------------
                                                     3,383,264
--------------------------------------------------------------
    Total U.S. Dollar Denominated
      Bonds & Notes (Cost
      $24,349,922)                                  23,173,706
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-3.36%

CANADA-1.14%

Clearnet Communications Inc.
  (Telecommunications-Cellular/Wireless),
  Sr. Unsec. Disc. Notes, 10.75%,
  02/15/09(d)                   CAD   3,000,000   $  1,215,963
--------------------------------------------------------------
Teleglobe Canada Inc. (Telephone),
  Unsec. Deb., 8.35%, 06/20/03  CAD   2,400,000      1,702,615
--------------------------------------------------------------
TransCanada Pipelines-Series Q
  (Natural Gas), Deb., 10.63%,
  10/20/09             CAD            1,750,000      1,496,224
--------------------------------------------------------------
                                                     4,414,802
--------------------------------------------------------------

FRANCE-0.42%

France Telecom (Telephone), Conv.
  Bonds, 2.00%, 01/01/04        FRF   6,455,040      1,641,494
--------------------------------------------------------------

UNITED KINGDOM-1.80%

COLT Telecom Group PLC
  (Communications Equipment), Conv.
  Bonds, 2.00%,
  12/16/06 (Acquired 12/09/99;
  Cost $1,513,645)(b)           EUR   1,475,000      1,597,708
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
UNITED KINGDOM-(CONTINUED)

National Grid Co. PLC (Electric
  Companies), Conv. Bonds, 4.25%,
  02/17/08 (Acquired 02/05/98; Cost
  $4,574,700)(b)                GBP   2,760,000   $  5,375,740
--------------------------------------------------------------
                                                     6,973,448
--------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Bonds & Notes
      (Cost $11,848,786)                            13,029,744
--------------------------------------------------------------

                                       SHARES
MONEY MARKET FUNDS-4.66%

STIC Liquid Assets Portfolio(e)       9,033,715      9,033,715
--------------------------------------------------------------
STIC Prime Portfolio(e)               9,033,715      9,033,715
--------------------------------------------------------------
    Total Money Market Funds (Cost
      $18,067,430)                                  18,067,430
--------------------------------------------------------------
TOTAL INVESTMENTS-100.00%

  (Cost $210,956,892)                              387,774,284
--------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.00%)                                        (8,910)
--------------------------------------------------------------
NET ASSETS-100.00%                                $387,765,374
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
CAD    - Canadian Dollars
Conv.  - Convertible
Deb.   - Debentures
Disc.  - Discounted
EUR    - Euro
FRF    - French Franc
GBP    - British Pound Sterling
GDR    - Global Depositary Receipt
Pfd.   - Preferred
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 12/31/99 was $13,548,398 which represented 3.49% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in currency indicated.
(d) Step bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999

ASSETS:

Investments, at market value (cost
  $210,956,892)                              $387,774,284
---------------------------------------------------------
Foreign currencies, at value (cost $5,703)          5,723
---------------------------------------------------------
Receivables for:
  Fund shares sold                                634,820
---------------------------------------------------------
  Dividends and interest                          950,990
---------------------------------------------------------
Investment for deferred compensation plan          33,815
---------------------------------------------------------
Other assets                                       15,540
---------------------------------------------------------
    Total assets                              389,415,172
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           472,480
---------------------------------------------------------
  Fund shares reacquired                          536,539
---------------------------------------------------------
  Deferred compensation                            33,815
---------------------------------------------------------
Accrued advisory fees                             175,431
---------------------------------------------------------
Accrued administrative services fees                7,144
---------------------------------------------------------
Accrued distribution fees                         307,833
---------------------------------------------------------
Accrued transfer agent fees                        40,453
---------------------------------------------------------
Accrued operating expenses                         76,103
---------------------------------------------------------
    Total liabilities                           1,649,798
---------------------------------------------------------
Net assets applicable to shares outstanding  $387,765,374
=========================================================

NET ASSETS:

Class A                                      $238,431,599
=========================================================
Class B                                      $142,632,134
=========================================================
Class C                                      $  6,701,641
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         9,141,304
=========================================================
Class B                                         5,478,806
=========================================================
Class C                                           257,525
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $      26.08
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $26.08 / 94.50%)     $      27.60
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $      26.03
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $      26.02
=========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1999

INVESTMENT INCOME:

Dividends (net of $161,589 foreign
withholding tax)                              $ 4,612,201
---------------------------------------------------------
Interest                                        4,338,134
---------------------------------------------------------
    Total investment income                     8,950,335
---------------------------------------------------------

EXPENSES:
Advisory fees                                   1,802,726
---------------------------------------------------------
Administrative services fees                       88,999
---------------------------------------------------------
Custodian fees                                    112,375
---------------------------------------------------------
Trustees' fees                                      7,164
---------------------------------------------------------
Distribution fees -- Class A                      500,106
---------------------------------------------------------
Distribution fees -- Class B                    1,165,993
---------------------------------------------------------
Distribution fees -- Class C                       39,036
---------------------------------------------------------
Transfer agent fees -- Class A                    308,147
---------------------------------------------------------
Transfer agent fees -- Class B                    179,611
---------------------------------------------------------
Transfer agent fees -- Class C                      6,013
---------------------------------------------------------
Other                                             207,892
---------------------------------------------------------
    Total expenses                              4,418,062
---------------------------------------------------------
Less: Expenses paid indirectly                     (4,581)
---------------------------------------------------------
     Net expenses                               4,413,481
---------------------------------------------------------
Net investment income                           4,536,854
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                        30,857,872
---------------------------------------------------------
  Foreign currencies                             (285,335)
---------------------------------------------------------
                                               30,572,537
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                        64,067,017
---------------------------------------------------------
  Foreign currencies                               (3,469)
---------------------------------------------------------
                                               64,063,548
---------------------------------------------------------
  Net gain from investment securities and
    foreign currencies                         94,636,085
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $99,172,939
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1999 and 1998

                                                                    1999            1998
                                                                ------------    ------------

OPERATIONS:

  Net investment income                                         $  4,536,854    $  6,163,727
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                               30,572,537      11,466,949
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts           64,063,548      25,167,621
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          99,172,939      42,798,297
--------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:

  Class A                                                         (3,130,474)     (4,323,452)
--------------------------------------------------------------------------------------------
  Class B                                                           (980,604)     (1,627,090)
--------------------------------------------------------------------------------------------
  Class C                                                            (28,383)        (23,697)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                        (13,462,484)     (7,225,608)
--------------------------------------------------------------------------------------------
  Class B                                                         (8,054,908)     (4,089,137)
--------------------------------------------------------------------------------------------
  Class C                                                           (355,717)       (109,604)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         (3,558,143)        865,940
--------------------------------------------------------------------------------------------
  Class B                                                          3,957,825       8,749,835
--------------------------------------------------------------------------------------------
  Class C                                                          2,679,799       1,643,746
--------------------------------------------------------------------------------------------
    Net increase in net assets                                    76,239,850      36,659,230
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            311,525,524     274,866,294
--------------------------------------------------------------------------------------------
  End of period                                                 $387,765,374    $311,525,524
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $203,276,266    $198,796,429
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (41,312)        (68,800)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and option contracts            7,715,300          46,323
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and option contracts                              176,815,120     112,751,572
--------------------------------------------------------------------------------------------
                                                                $387,765,374    $311,525,524
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1999
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Utilities Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objectives are to achieve a high level of current income and secondarily, growth of capital, by investing primarily in the common and preferred stocks of public utility companies.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").

   Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
   On December 31, 1999, undistributed net investment income was decreased by $369,905, undistributed net realized gains decreased by $1,030,451 and paid-in capital increased by $1,400,356 as a result of differing book/tax treatment of foreign currency transactions, equalization credits and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.
C. Distributions -- Distributions from income are recorded on ex-dividend date, and are declared and paid quarterly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
H. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% on the first $200 million of the Fund's average daily net assets, plus 0.50% on the next $300 million of the Fund's average daily net assets, plus 0.40% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 1999, AIM was paid $88,999 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 1999, AFS was paid $339,533 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $500,106, $1,165,993 and $39,036, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $56,996 from sales of the Class A shares of the Fund during the year ended December 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1999, AIM Distributors received $67,367 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 1999, the Fund paid legal fees of $4,002 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $3,537 and $1,044, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $4,581 during the year ended December 31, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1999 was $111,927,760 and $138,238,897, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 1999 was as follows:

Aggregate unrealized appreciation of investment securities    $182,332,667
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (5,515,275)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $176,817,392
==========================================================================
Investments have the same cost for tax and financial
  statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1999 and 1998 were as follows:

                                                                        1999                        1998
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Sold:
  Class A                                                      1,548,711   $ 34,438,387    2,025,020   $ 40,729,263
-------------------------------------------------------------------------------------------------------------------
  Class B                                                        884,404     19,574,340    1,124,804     22,635,167
-------------------------------------------------------------------------------------------------------------------
  Class C                                                        183,463      4,121,099      196,103      3,960,554
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                        636,523     15,200,629      520,447     10,555,882
-------------------------------------------------------------------------------------------------------------------
  Class B                                                        332,374      7,978,341      246,404      4,994,635
-------------------------------------------------------------------------------------------------------------------
  Class C                                                         14,370        346,523        5,787        117,358
-------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (2,406,262)   (53,197,159)  (2,500,981)   (50,419,205)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,070,971)   (23,594,856)    (935,494)   (18,879,967)
-------------------------------------------------------------------------------------------------------------------
  Class C                                                        (83,100)    (1,787,823)    (120,588)    (2,434,166)
-------------------------------------------------------------------------------------------------------------------
                                                                  39,512   $  3,079,481      561,502   $ 11,259,521
===================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and a share of Class B outstanding during each of the years in the five-year period ended December 31, 1999, and for a share of Class C outstanding during each of the years in the two-year period ended December 31, 1999 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                     CLASS A
                                                            ----------------------------------------------------
                                                              1999       1998       1997       1996       1995
                                                            --------   --------   --------   --------   --------
Net asset value, beginning of period                        $  21.01     $  19.26   $  16.01   $  14.59   $  11.85
---------------------------------------------------------   --------     --------   --------   --------   --------
Income from investment operations:
  Net investment income                                         0.38         0.48       0.47       0.55       0.55
---------------------------------------------------------   --------     --------   --------   --------   --------
  Net gains on securities (both realized and unrealized)        6.60         2.53       3.26       1.43       2.71
---------------------------------------------------------   --------     --------   --------   --------   --------
    Total from investment operations                            6.98         3.01       3.73       1.98       3.26
---------------------------------------------------------   --------     --------   --------   --------   --------
Less distributions:
  Dividends from net investment income                         (0.35)       (0.46)     (0.47)     (0.56)     (0.52)
---------------------------------------------------------   --------     --------   --------   --------   --------
  Distributions from net realized gains                        (1.56)       (0.80)     (0.01)        --         --
---------------------------------------------------------   --------     --------   --------   --------   --------
    Total distributions                                        (1.91)       (1.26)     (0.48)     (0.56)     (0.52)
---------------------------------------------------------   --------     --------   --------   --------   --------
Net asset value, end of period                              $  26.08     $  21.01   $  19.26   $  16.01   $  14.59
=========================================================   ========     ========   ========   ========   ========
Total return(a)                                                34.15%       16.01%     23.70%     13.88%     28.07%
=========================================================   ========     ========   ========   ========   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $238,432     $196,665   $179,456   $164,001   $170,624
=========================================================   ========     ========   ========   ========   ========
Ratio of expenses to average net assets                         1.10%(b)     1.06%      1.13%      1.17%      1.21%
=========================================================   ========     ========   ========   ========   ========
Ratio of net investment income to average net assets            1.69%(b)     2.39%      2.79%      3.62%      4.20%
=========================================================   ========     ========   ========   ========   ========
Portfolio turnover rate                                           37%          38%        26%        48%        88%
=========================================================   ========     ========   ========   ========   ========

(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $200,042,322.

                                                                         Class B                                 Class C
                                                 -------------------------------------------------   -------------------------
                                                   1999       1998      1997      1996      1995     1999(A)    1998     1997
                                                 --------   --------   -------   -------   -------   -------   ------   ------
Net asset value, beginning of period             $  20.98     $  19.24   $ 16.01   $ 14.60   $ 11.84   $20.97    $19.24   $17.67
----------------------------------------------   --------     --------   -------   -------   -------   ------    ------   ------
Income from investment operations:
  Net investment income                              0.21         0.33      0.34      0.42      0.44     0.21      0.33     0.13
----------------------------------------------   --------     --------   -------   -------   -------   ------    ------   ------
  Net gains on securities (both realized and
    unrealized)                                      6.59         2.53      3.25      1.44      2.73     6.59      2.52     1.58
----------------------------------------------   --------     --------   -------   -------   -------   ------    ------   ------
    Total from investment operations                 6.80         2.86      3.59      1.86      3.17     6.80      2.85     1.71
----------------------------------------------   --------     --------   -------   -------   -------   ------    ------   ------
Less distributions:
  Dividends from net investment income              (0.19)       (0.32)    (0.35)    (0.45)    (0.41)   (0.19)    (0.32)   (0.13)
----------------------------------------------   --------     --------   -------   -------   -------   ------    ------   ------
  Distributions from net realized gains             (1.56)       (0.80)    (0.01)       --        --    (1.56)    (0.80)   (0.01)
----------------------------------------------   --------     --------   -------   -------   -------   ------    ------   ------
    Total distributions                             (1.75)       (1.12)    (0.36)    (0.45)    (0.41)   (1.75)    (1.12)   (0.14)
----------------------------------------------   --------     --------   -------   -------   -------   ------    ------   ------
Net asset value, end of period                   $  26.03     $  20.98   $ 19.24   $ 16.01   $ 14.60   $26.02    $20.97   $19.24
==============================================   ========     ========   =======   =======   =======   ======    ======   ======
Total return(b)                                     33.16%       15.14%    22.74%    12.98%    27.16%   33.18%    15.09%    9.74%
==============================================   ========     ========   =======   =======   =======   ======    ======   ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $142,632     $111,866   $94,227   $79,530   $70,693   $6,702    $2,994   $1,183
==============================================   ========     ========   =======   =======   =======   ======    ======   ======
Ratio of expenses to average net assets              1.84%(c)     1.81%    1.91%      1.96%     1.97%    1.84%(c)   1.81%   1.90%(d)
==============================================   ========     ========   =======   =======   =======   ======    ======   ======
Ratio of net investment income to average net
  assets                                             0.95%(c)     1.64%    2.01%      2.83%     3.44%    0.95%(c)   1.64%   2.02%(d)
==============================================   ========     ========   =======   =======   =======   ======    ======   ======
Portfolio turnover rate                                37%          38%       26%       48%       88%      37%       38%      26%
==============================================   ========     ========   =======   =======   =======   ======    ======   ======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $116,599,341 and $3,903,633 for Class B and Class C, respectively.
(d) Annualized.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Select Growth Fund:

                       We have audited the accompanying statement of assets and liabilities of the AIM Select Growth Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion
                         In our opinion, the financial statements and financial
                       highlights referred to above presently fairly, in all material respects, the financial position of AIM Select Growth Fund as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                       /s/ KPMG LLP

                       KPMG LLP

                       February 4, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

                                                     MARKET
                                     SHARES          VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-93.93%

BROADCASTING (TELEVISION, RADIO &
  CABLE)-2.91%

AMFM Inc.(a)                            76,000   $    5,947,000
---------------------------------------------------------------
CBS Corp.(a)                           122,400        7,825,950
---------------------------------------------------------------
Clear Channel Communications, Inc.(a)  197,956       17,667,573
---------------------------------------------------------------
                                                     31,440,523
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-7.19%

Comverse Technology, Inc.(a)           214,950       31,114,012
---------------------------------------------------------------
Finisar Corp.(a)                        16,400        1,473,950
---------------------------------------------------------------
Juniper Networks, Inc.(a)               21,600        7,344,000
---------------------------------------------------------------
Lucent Technologies Inc.               160,800       12,029,850
---------------------------------------------------------------
Nokia Oyj A.B.-ADR (Finland)           123,600       23,484,000
---------------------------------------------------------------
Sycamore Networks, Inc.(a)               7,000        2,156,000
---------------------------------------------------------------
                                                     77,601,812
---------------------------------------------------------------

COMPUTERS (HARDWARE)-3.67%

Dell Computer Corp.(a)                 179,000        9,129,000
---------------------------------------------------------------
National Instruments Corp.(a)          165,000        6,311,250
---------------------------------------------------------------
Sun Microsystems, Inc.(a)              312,000       24,160,500
---------------------------------------------------------------
                                                     39,600,750
---------------------------------------------------------------

COMPUTERS (NETWORKING)-1.43%

Cisco Systems, Inc.(a)                 144,000       15,426,000
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-3.54%

EMC Corp.(a)                           274,000       29,934,500
---------------------------------------------------------------
QLogic Corp.(a)                         51,500        8,233,562
---------------------------------------------------------------
                                                     38,168,062
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-16.10%

America Online, Inc.(a)                 92,000        6,940,250
---------------------------------------------------------------
AppNet, Inc.(a)                        190,700        8,343,125
---------------------------------------------------------------
Citrix Systems, Inc.(a)                123,300       15,165,900
---------------------------------------------------------------
Electronic Arts Inc.(a)                 96,700        8,122,800
---------------------------------------------------------------
InfoSpace.com, Inc.(a)                 165,000       35,310,000
---------------------------------------------------------------
ISS Group, Inc.(a)                      16,400        1,166,450
---------------------------------------------------------------
Lycos, Inc.(a)                          90,000        7,160,625
---------------------------------------------------------------
Marimba, Inc.(a)                        17,000          783,062
---------------------------------------------------------------
Microsoft Corp.(a)                     279,600       32,643,300
---------------------------------------------------------------
Oracle Corp.(a)                        216,000       24,205,500
---------------------------------------------------------------
Siebel Systems, Inc.(a)                 74,000        6,216,000
---------------------------------------------------------------
USWeb Corp.(a)                         261,000       11,598,187
---------------------------------------------------------------
VERITAS Software Corp.(a)              112,500       16,101,562
---------------------------------------------------------------
                                                    173,756,761
---------------------------------------------------------------

                                                        MARKET
CONSUMER FINANCE-1.16%                  SHARES          VALUE

Capital One Financial Corp.             93,000   $    4,481,437
---------------------------------------------------------------
Providian Financial Corp.               88,050        8,018,053
---------------------------------------------------------------
                                                     12,499,490
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.54%

McKesson HBOC, Inc.                    260,000        5,866,250
---------------------------------------------------------------

ELECTRIC COMPANIES-1.05%

Niagara Mohawk Holdings Inc.(a)        214,300        2,986,806
---------------------------------------------------------------
Northeast Utilities                    218,600        4,494,963
---------------------------------------------------------------
Texas Utilities Co.                    107,000        3,805,187
---------------------------------------------------------------
                                                     11,286,956
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-4.57%

American Power Conversion Corp.(a)     318,000        8,387,250
---------------------------------------------------------------
DII Group, Inc.(a)                     111,000        7,877,531
---------------------------------------------------------------
Koninklijke (Royal) Phillips
  Electronics N.V.-ADR
  (Netherlands)                        111,136       15,003,360
---------------------------------------------------------------
Sanmina Corp.(a)                        87,200        8,709,100
---------------------------------------------------------------
Solectron Corp.(a)                      98,000        9,322,250
---------------------------------------------------------------
                                                     49,299,491
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-1.32%

Tektronix, Inc.                        256,000        9,952,000
---------------------------------------------------------------
Waters Corp.(a)                         82,000        4,346,000
---------------------------------------------------------------
                                                     14,298,000
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-7.50%

Altera Corp.(a)                        280,800       13,917,150
---------------------------------------------------------------
Celestica Inc. (Canada)(a)             190,000       10,545,000
---------------------------------------------------------------
Linear Technology Corp.                 88,800        6,354,750
---------------------------------------------------------------
Maxim Integrated Products, Inc.(a)     140,000        6,606,250
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                    271,600       43,540,875
---------------------------------------------------------------
                                                     80,964,025
---------------------------------------------------------------

ENTERTAINMENT-0.83%

SFX Entertainment, Inc.-Class A(a)     246,300        8,912,981
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.34%

Teradyne, Inc.(a)                      220,000       14,520,000
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-4.29%

American Express Co.                    40,100        6,666,625
---------------------------------------------------------------
Citigroup Inc.                         255,375       14,189,273
---------------------------------------------------------------
Fannie Mae                              81,500        5,088,656
---------------------------------------------------------------
Freddie Mac                            241,020       11,343,004
---------------------------------------------------------------
MGIC Investment Corp.                  149,300        8,985,994
---------------------------------------------------------------
                                                     46,273,552
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FOODS-0.35%

Keebler Foods Co.(a)                   135,000   $    3,796,875
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-1.37%

Warner-Lambert Co.                     180,000       14,748,750
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-1.06%

Forest Laboratories, Inc.(a)           105,200        6,463,225
---------------------------------------------------------------
Medicis Pharmaceutical
  Corp.-Class A(a)                     117,000        4,979,813
---------------------------------------------------------------
                                                     11,443,038
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-0.72%

Pfizer Inc.                            241,200        7,823,925
---------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-0.63%

Health Management Associates,
  Inc.- Class A(a)                     510,000        6,821,250
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.40%

Manor Care, Inc.(a)                    270,700        4,331,200
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.99%

Express Scripts, Inc.-Class A(a)        34,600        2,214,400
---------------------------------------------------------------
United Healthcare Corp.                159,100        8,452,188
---------------------------------------------------------------
                                                     10,666,588
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.86%

Beckman Coulter, Inc.                   68,500        3,484,938
---------------------------------------------------------------
Biomet, Inc.                           120,600        4,824,000
---------------------------------------------------------------
Guidant Corp.(a)                       173,100        8,135,700
---------------------------------------------------------------
Sybron International Corp.(a)          149,000        3,678,438
---------------------------------------------------------------
                                                     20,123,076
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED
   SERVICES)-0.20%

Capital Senior Living Corp.(a)         425,000        2,151,563
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.43%

UnumProvident Corp.                    145,000        4,649,063
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-0.73%

Radian Group Inc.                       57,000        2,721,750
---------------------------------------------------------------
XL Capital Ltd.-Class A                100,000        5,187,500
---------------------------------------------------------------
                                                      7,909,250
---------------------------------------------------------------

INVESTMENT MANAGEMENT-2.08%

Affiliated Managers Group, Inc.(a)      54,300        2,195,756
---------------------------------------------------------------
Knight/Trimark Group, Inc.-Class A(a)  440,000       20,240,000
---------------------------------------------------------------
                                                     22,435,756
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.47%

Mattel, Inc.                           383,800        5,037,375
---------------------------------------------------------------

LODGING-HOTELS-0.41%

Carnival Corp.                          91,700   $    4,384,406
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.34%

Tyco International Ltd.                372,640       14,486,380
---------------------------------------------------------------

NATURAL GAS-0.46%

Enron Corp.                            112,000        4,970,000
---------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-2.05%

Cooper Cameron Corp.(a)                120,000        5,872,500
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.        125,000        3,820,313
---------------------------------------------------------------
ENSCO International Inc.               344,600        7,882,725
---------------------------------------------------------------
Schlumberger Ltd.                       73,400        4,128,750
---------------------------------------------------------------
Transocean Sedco Forex Inc.             14,240          479,697
---------------------------------------------------------------
                                                     22,183,985
---------------------------------------------------------------

OIL (DOMESTIC INTEGRATED)-0.42%

Atlantic Richfield Co.                  52,900        4,575,850
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.51%

International Paper Co.                 96,700        5,457,506
---------------------------------------------------------------

RAILROADS-0.71%

Kansas City Southern Industries, Inc.  103,000        7,686,375
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-1.20%

Home Depot, Inc. (The)                 106,800        7,322,475
---------------------------------------------------------------
Lowe's Cos., Inc.                       93,600        5,592,600
---------------------------------------------------------------
                                                     12,915,075
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.11%

CDW Computer Centers, Inc.(a)          152,100       11,958,863
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.41%

Saks Inc.(a)                           284,500        4,427,531
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.38%

Dollar Tree Stores, Inc.(a)             84,025        4,069,961
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.40%

Albertson's, Inc.                      172,000        5,547,000
---------------------------------------------------------------
Kroger Co. (The)(a)                    229,800        4,337,475
---------------------------------------------------------------
Safeway Inc.(a)                        146,000        5,192,125
---------------------------------------------------------------
                                                     15,076,600
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-1.80%

Costco Wholesale Corp.(a)               76,000        6,935,000
---------------------------------------------------------------
Dayton Hudson Corp.                    170,000       12,484,375
---------------------------------------------------------------
                                                     19,419,375
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.29%

Linens 'n Things, Inc.(a)              105,000        3,110,625
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (SPECIALTY-APPAREL)-2.08%

Men's Wearhouse, Inc. (The)(a)         596,000   $   17,507,500
---------------------------------------------------------------
Too Inc.(a)                            290,000        5,002,500
---------------------------------------------------------------
                                                     22,510,000
---------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-0.78%

Media Metrix, Inc.(a)                   33,000        1,179,750
---------------------------------------------------------------
Snyder Communications, Inc.(a)          74,000        1,424,500
---------------------------------------------------------------
Young & Rubicam Inc.                    82,600        5,843,950
---------------------------------------------------------------
                                                      8,448,200
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-2.04%

Convergys Corp.(a)                      98,000        3,013,500
---------------------------------------------------------------
Iron Mountain Inc.(a)                  161,000        6,329,313
---------------------------------------------------------------
Quanta Services, Inc.(a)               295,000        8,333,750
---------------------------------------------------------------
Regis Corp.                            230,000        4,341,250
---------------------------------------------------------------
                                                     22,017,813
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-1.23%

Brocade Communications Systems,Inc.(a)  29,000        5,133,000
---------------------------------------------------------------
Critical Path, Inc.(a)                  32,000        3,020,000
---------------------------------------------------------------
Insight Enterprises, Inc.(a)           126,000        5,118,750
---------------------------------------------------------------
                                                     13,271,750
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-2.68%

Affiliated Computer Services,
  Inc.-Class A(a)                       22,600        1,039,600
---------------------------------------------------------------
Concord EFS, Inc.(a)                   174,825        4,501,744
---------------------------------------------------------------
CSG Systems International, Inc.(a)     180,000        7,177,500
---------------------------------------------------------------
DST Systems, Inc.(a)                    58,100        4,433,756
---------------------------------------------------------------
Fiserv, Inc.(a)                         85,275        3,267,098
---------------------------------------------------------------
NOVA Corp.(a)                          102,232        3,226,698
---------------------------------------------------------------
Paychex, Inc.                          133,500   $    5,340,000
---------------------------------------------------------------
                                                     28,986,396
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-3.47%

Global Crossing Ltd. (Bermuda)(a)       98,842        4,942,100
---------------------------------------------------------------
MCI WorldCom, Inc.(a)                  491,945       26,103,805
---------------------------------------------------------------
Viatel, Inc.(a)                        120,000        6,435,000
---------------------------------------------------------------
                                                     37,480,905
---------------------------------------------------------------

WASTE MANAGEMENT-0.43%

Waste Management, Inc.                 271,600        4,668,125
---------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $482,564,675)                               1,013,958,083
---------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT
U.S. DOLLAR DENOMINATED

  CONVERTIBLE NOTES-0.45%

COMPUTERS (PERIPHERALS)-0.45%

EMC Corp., Conv. Sub. Notes,
  3.25%, 03/15/02 (Cost $677,145)  $   500,000        4,828,750
---------------------------------------------------------------

                                     SHARES
MONEY MARKET FUNDS-5.69%

STIC Liquid Assets Portfolio(b)     30,735,705       30,735,705
---------------------------------------------------------------
STIC Prime Portfolio(b)             30,735,705       30,735,705
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $61,471,410)                             61,471,410
---------------------------------------------------------------
TOTAL INVESTMENTS-100.07% (Cost
  $544,713,230)                                   1,080,258,243
---------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.07%)                                       (799,909)
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,079,458,334
===============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Sub.  - Subordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) This money market fund has the same investment advisor as the fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

ASSETS:

Investments, at market value (cost
  $544,713,230)                             $1,080,258,243
----------------------------------------------------------
Receivables for:
  Fund shares sold                               2,382,050
----------------------------------------------------------
  Dividends and interest                           477,981
----------------------------------------------------------
Investment for deferred compensation plan           71,413
----------------------------------------------------------
Other assets                                        31,284
----------------------------------------------------------
    Total assets                             1,083,220,971
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                         1,950,932
----------------------------------------------------------
  Deferred compensation plan                        71,413
----------------------------------------------------------
Accrued advisory fees                              560,995
----------------------------------------------------------
Accrued administrative services fees                11,504
----------------------------------------------------------
Accrued distribution fees                          945,546
----------------------------------------------------------
Accrued transfer agent fees                        125,614
----------------------------------------------------------
Accrued operating expenses                          96,633
----------------------------------------------------------
    Total liabilities                            3,762,637
----------------------------------------------------------
Net assets applicable to shares
  outstanding                               $1,079,458,334
==========================================================

NET ASSETS:

Class A                                     $  461,628,075
==========================================================
Class B                                     $  592,554,822
==========================================================
Class C                                     $   25,275,437
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                         17,601,889
==========================================================
Class B                                         24,115,512
==========================================================
Class C                                          1,029,659
==========================================================
Class A:
  Net asset value and redemption price per
    share                                   $        26.23
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $26.23 divided
       by 94.50%)                           $        27.76
==========================================================
Class B:
  Net asset value and offering price per
    share                                   $        24.57
==========================================================
Class C:
  Net asset value and offering price per
    share                                   $        24.55
==========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:

Dividends (net of $40,337 foreign
  withholding tax)                           $  3,941,209
---------------------------------------------------------
Interest                                        2,584,817
---------------------------------------------------------
    Total investment income                     6,526,026
---------------------------------------------------------

EXPENSES:

Advisory fees                                   5,507,389
---------------------------------------------------------
Administrative services fees                      110,205
---------------------------------------------------------
Custodian fees                                     79,919
---------------------------------------------------------
Transfer agent fees-Class A                       444,403
---------------------------------------------------------
Transfer agent fees-Class B                       871,807
---------------------------------------------------------
Transfer agent fees-Class C                        25,522
---------------------------------------------------------
Trustees' fees                                     13,787
---------------------------------------------------------
Distribution fees-Class A                         896,196
---------------------------------------------------------
Distribution fees-Class B                       4,672,685
---------------------------------------------------------
Distribution fees-Class C                         134,325
---------------------------------------------------------
Other                                             281,205
---------------------------------------------------------
    Total expenses                             13,037,443
---------------------------------------------------------
Less: Expenses paid indirectly                    (11,204)
---------------------------------------------------------
    Net expenses                               13,026,239
---------------------------------------------------------
Net investment income (loss)                   (6,500,213)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                        45,120,492
---------------------------------------------------------
  Foreign currencies                                   84
---------------------------------------------------------
  Futures contracts                             1,493,262
---------------------------------------------------------
                                               46,613,838
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                       269,570,221
---------------------------------------------------------
  Foreign currencies                                 (153)
---------------------------------------------------------
  Futures contracts                            (1,127,100)
---------------------------------------------------------
                                              268,442,968
---------------------------------------------------------
    Net gain from investment securities,
       foreign currencies and futures
       contracts                              315,056,806
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $308,556,593
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                   1999              1998
                                                              --------------     ------------
OPERATIONS:

  Net investment income (loss)                                $   (6,500,213)    $ (4,533,684)
---------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, future and option contracts                       46,613,838       17,616,351
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and future contracts          268,442,968      148,755,001
---------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         308,556,593      161,837,668
---------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Class A                                                        (17,929,351)      (8,360,767)
---------------------------------------------------------------------------------------------
  Class B                                                        (24,484,976)     (11,756,791)
---------------------------------------------------------------------------------------------
  Class C                                                           (997,756)        (234,011)
---------------------------------------------------------------------------------------------

SHARE TRANSACTIONS-NET:

  Class A                                                         25,912,665       (7,618,676)
---------------------------------------------------------------------------------------------
  Class B                                                         19,950,492       (6,948,989)
---------------------------------------------------------------------------------------------
  Class C                                                         11,803,897        6,185,419
---------------------------------------------------------------------------------------------
    Net increase in net assets                                   322,811,564      133,103,853
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            756,646,770      623,542,917
---------------------------------------------------------------------------------------------
  End of period                                               $1,079,458,334     $756,646,770
=============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $  548,170,108     $494,529,257
---------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (88,818)         (71,168)
---------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, future and option contracts                       (4,167,969)      (4,913,364)
---------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and future contracts                              535,545,013      267,102,045
---------------------------------------------------------------------------------------------
                                                              $1,079,458,334     $756,646,770
=============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Select Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in the common stocks of established medium to large size companies with prospects for above average, long term earnings growth.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. On December 31, 1999, undistributed net investment income was increased by $6,482,563, undistributed net realized gains decreased by $2,456,360 and paid-in capital decreased by $4,026,203 as a result of differing book/tax treatment of equalization credits and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
H. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 1999, AIM was paid $110,205 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 1999, AFS was paid $776,902 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $896,196, $4,672,685 and $134,325, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $176,131 from sales of the Class A shares of the Fund during the year ended December 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1999, AIM Distributors received $75,951 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 1999, the Fund paid legal fees of $4,890 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $9,190 and $2,014, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $11,204 during the year ended December 31, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1999 was $250,121,433 and $239,081,137, respectively.
     The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 1999 was as follows:

Aggregate unrealized appreciation of investment securities    $553,509,579
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (18,117,424)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $535,392,155
==========================================================================

Cost of investments for tax purposes is $544,866,088.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1999 and 1998 were as follows:

                                                                         1999                         1998
                                                              --------------------------   ---------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
                                                              ----------   -------------   -----------   -------------
Sold:
  Class A                                                      8,174,582   $ 169,122,203    31,005,519   $ 526,456,274
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      5,441,024     110,096,224     5,430,217      86,111,821
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        820,566      16,761,504       569,912       9,220,769
----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                        702,598      17,072,219       444,090       7,953,651
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        996,161      22,682,713       649,261      11,017,972
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         41,870         952,496        13,022         220,846
----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (7,818,939)   (160,281,757)  (31,896,692)   (542,028,601)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (5,672,316)   (112,828,445)   (6,508,718)   (104,078,782)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (296,926)     (5,910,103)     (198,182)     (3,256,196)
----------------------------------------------------------------------------------------------------------------------
                                                               2,388,620   $  57,667,054      (491,571)  $  (8,382,246)
======================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and a share of Class B outstanding during each of the years in the five-year period ended December 31, 1999, and for a share of Class C outstanding during each of the years in the two-year period ended December 31, 1999 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                          CLASS A
                                                                -----------------------------------------------------------
                                                                  1999           1998      1997(a)       1996      1995(a)
                                                                --------       --------    --------    --------    --------
Net asset value, beginning of period                            $  19.35       $  15.67    $  14.78    $  13.05    $  10.32
------------------------------------------------------------    --------       --------    --------    --------    --------
Income from investment operations:
 Net investment income (loss)                                      (0.06)         (0.04)       0.01        0.07        0.02
------------------------------------------------------------    --------       --------    --------    --------    --------
 Net gains (losses) on securities (both realized and
   unrealized)                                                      8.00           4.24        2.82        2.34        3.50
------------------------------------------------------------    --------       --------    --------    --------    --------
   Total from investment operations                                 7.94           4.20        2.83        2.41        3.52
------------------------------------------------------------    --------       --------    --------    --------    --------
Less distributions:
 Dividends from net investment income                                 --             --       (0.01)         --          --
------------------------------------------------------------    --------       --------    --------    --------    --------
 Distributions from net realized gains                             (1.06)         (0.52)      (1.93)      (0.68)      (0.79)
------------------------------------------------------------    --------       --------    --------    --------    --------
   Total distributions                                             (1.06)         (0.52)      (1.94)      (0.68)      (0.79)
------------------------------------------------------------    --------       --------    --------    --------    --------
Net asset value, end of period                                  $  26.23       $  19.35    $  15.67    $  14.78    $  13.05
============================================================    ========       ========    ========    ========    ========
Total return(b)                                                    41.48%         27.09%      19.54%      18.61%      34.31%
============================================================    ========       ========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $461,628       $320,143    $266,168    $227,882    $168,217
============================================================    ========       ========    ========    ========    ========
Ratio of expenses to average net assets                             1.09%(c)       1.11%       1.13%       1.18%       1.28%
============================================================    ========       ========    ========    ========    ========
Ratio of net investment income (loss) to average net assets        (0.31)%(c)     (0.22)%      0.04%       0.46%       0.20%
============================================================    ========       ========    ========    ========    ========
Portfolio turnover rate                                               31%            68%        110%         97%         87%
============================================================    ========       ========    ========    ========    ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges.
(c) Ratios are based on average net assets of $358,478,474.

                                                            CLASS B                                        CLASS C
                                   --------------------------------------------------------    --------------------------------
                                    1999(a)        1998      1997(a)     1996       1995(a)     1999(a)     1998(a)     1997(a)
                                   --------      --------    -------   --------    --------    --------    --------    --------
Net asset value, beginning of
 period                            $  18.33      $  14.98   $  14.32   $  12.77    $  10.21    $  18.32    $  14.98    $  17.65
---------------------------------  --------      --------   --------   --------    --------    --------    --------    --------
Income from investment
 operations:
 Net investment income (loss)         (0.23)        (0.17)     (0.13)     (0.05)      (0.08)      (0.23)      (0.17)      (0.04)
---------------------------------  --------      --------   --------   --------    --------    --------    --------    --------
 Net gains (losses) on securities
   (both realized and unrealized)      7.53          4.04       2.72       2.28        3.43        7.52        4.03       (0.70)
---------------------------------  --------      --------   --------   --------    --------    --------    --------    --------
    Total from investment
      operations                       7.30          3.87       2.59       2.23        3.35        7.29        3.86       (0.74)
---------------------------------  --------      --------   --------   --------    --------    --------    --------    --------
Less distributions:
 Distributions from net realized
   gains                              (1.06)        (0.52)     (1.93)     (0.68)      (0.79)      (1.06)      (0.52)      (1.93)
---------------------------------  --------      --------   --------   --------    --------    --------    --------    --------
    Total distributions               (1.06)        (0.52)     (1.93)     (0.68)      (0.79)      (1.06)      (0.52)      (1.93)
---------------------------------  --------      --------   --------   --------    --------    --------    --------    --------
Net asset value, end of period     $  24.57      $  18.33   $  14.98   $  14.32    $  12.77    $  24.55    $  18.32    $  14.98
=================================  ========      ========   ========   ========    ========    ========    ========    ========
Total return(b)                       40.29%        26.13%     18.50%     17.60%      33.00%      40.26%      26.07%      (3.86)%
=================================  ========      ========   ========   ========    ========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                          $592,555      $428,002   $356,186   $280,807    $138,034    $ 25,275    $  8,501    $  1,189
=================================  ========      ========   ========   ========    ========    ========    ========    ========
Ratio of expenses to average net
 assets                                1.90%(c)      1.93%      1.99%      2.03%       2.13%       1.90%(c)    1.93%       1.95%(d)
=================================  ========      ========   ========   ========    ========    ========    ========    ========
Ratio of net investment income
 (loss) to average net assets         (1.12)%(c)    (1.04)%    (0.82)%    (0.39)%     (0.65)%     (1.12)%(c)  (1.04)%     (0.77)%(d)
=================================  ========      ========   ========   ========    ========    ========    ========    ========
Portfolio turnover rate                  31%           68%       110%        97%         87%         31%         68%        110%
=================================  ========      ========   ========   ========    ========    ========    ========    ========

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average net assets of $467,268,589 and $13,432,524 for Class B and Class C, respectively.
(d) Annualized.

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Trustees and Shareholders of AIM Value Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Value Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1999, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Value Fund as of December 31, 1999, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                       /s/ KPMG LLP

                       KPMG LLP

                       February 4, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

December 31, 1999

                                                     MARKET
                                    SHARES            VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-90.13%

BANKS (MONEY CENTER)-1.21%

Chase Manhattan Corp. (The)          4,350,000   $   337,940,625
----------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO
  & CABLE)-8.83%

Comcast Corp.-Class A               26,600,000     1,336,650,000
----------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                              18,075,600       930,893,400
----------------------------------------------------------------
MediaOne Group, Inc.                 2,500,000       192,031,250
----------------------------------------------------------------
                                                   2,459,574,650
----------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-10.06%

Comverse Technology, Inc.(a)           725,000       104,943,750
----------------------------------------------------------------
Lucent Technologies Inc.             1,800,000       134,662,500
----------------------------------------------------------------
Motorola, Inc.                       3,200,000       471,200,000
----------------------------------------------------------------
Nokia Oyj-ADR (Finland)             11,000,000     2,090,000,000
----------------------------------------------------------------
                                                   2,800,806,250
----------------------------------------------------------------

COMPUTERS (HARDWARE)-9.05%

Apple Computer, Inc.(a)              8,000,000       822,500,000
----------------------------------------------------------------
Gateway Inc.(a)                     11,361,100       818,709,269
----------------------------------------------------------------
International Business Machines
  Corp.                              4,257,400       459,799,200
----------------------------------------------------------------
Sun Microsystems, Inc.(a)            5,400,000       418,162,500
----------------------------------------------------------------
                                                   2,519,170,969
----------------------------------------------------------------

COMPUTERS (PERIPHERALS)-2.44%

EMC Corp.(a)                           987,400       107,873,450
----------------------------------------------------------------
Lexmark International Group,
  Inc.- Class A(a)                   6,300,000       570,150,000
----------------------------------------------------------------
                                                     678,023,450
----------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-6.15%

At Home Corp.-Series A(a)           12,000,000       514,500,000
----------------------------------------------------------------
BMC Software, Inc.(a)                2,200,000       175,862,500
----------------------------------------------------------------
Citrix Systems, Inc.(a)                656,000        80,688,000
----------------------------------------------------------------
Microsoft Corp.(a)                   4,200,000       490,350,000
----------------------------------------------------------------
Unisys Corp.(a)                     14,108,100       450,577,444
----------------------------------------------------------------
                                                   1,711,977,944
----------------------------------------------------------------

CONSUMER FINANCE-0.20%

Providian Financial Corp.              600,000        54,637,500
----------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.48%

Solectron Corp.(a)                   1,400,000       133,175,000
----------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.09%

Waters Corp.(a)                        500,000        26,500,000
----------------------------------------------------------------

                                                     MARKET
                                    SHARES            VALUE
ELECTRONICS
  (SEMICONDUCTORS)-1.47%

Analog Devices, Inc.(a)              1,600,000   $   148,800,000
----------------------------------------------------------------
Texas Instruments Inc.               2,700,000       261,562,500
----------------------------------------------------------------
                                                     410,362,500
----------------------------------------------------------------

ENTERTAINMENT-3.12%

Time Warner Inc.                    12,000,000       869,250,000
----------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-2.89%

Applied Materials, Inc.(a)           5,000,000       633,437,500
----------------------------------------------------------------
Teradyne, Inc.(a)                    2,584,100       170,550,600
----------------------------------------------------------------
                                                     803,988,100
----------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-3.62%

American Express Co.                 1,638,800       272,450,500
----------------------------------------------------------------
Associates First Capital
  Corp.-Class A                     10,600,000       290,837,500
----------------------------------------------------------------
Citigroup Inc.                       6,500,000       361,156,250
----------------------------------------------------------------
Freddie Mac                          1,800,000        84,712,500
----------------------------------------------------------------
                                                   1,009,156,750
----------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-1.62%

Bristol-Myers Squibb Co.             6,000,000       385,125,000
----------------------------------------------------------------
Warner-Lambert Co.                     800,000        65,550,000
----------------------------------------------------------------
                                                     450,675,000
----------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-1.82%

Pharmacia & Upjohn, Inc.            11,266,600       506,997,000
----------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-2.55%

Guidant Corp.                       15,100,000       709,700,000
----------------------------------------------------------------

HOUSEHOLD PRODUCTS
  (NON-DURABLES)-1.39%

Colgate-Palmolive Co.                3,925,500       255,157,500
----------------------------------------------------------------
Kimberly-Clark Corp.                 2,000,000       130,500,000
----------------------------------------------------------------
                                                     385,657,500
----------------------------------------------------------------

INSURANCE (MULTI-LINE)-3.66%

American International Group,
  Inc.                               8,100,000       875,812,500
----------------------------------------------------------------
Hartford Financial Services
  Group, Inc. (The)                  3,000,000       142,125,000
----------------------------------------------------------------
                                                   1,017,937,500
----------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-2.46%

Morgan Stanley Dean Witter &
  Co.                                4,801,500       685,414,125
----------------------------------------------------------------

LODGING-HOTELS-1.48%

Carnival Corp.                       8,600,000       411,187,500
----------------------------------------------------------------

                                                     MARKET
                                    SHARES            VALUE
MANUFACTURING
  (DIVERSIFIED)-2.69%

Tyco International Ltd.             19,241,100   $   747,997,762
----------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.79%

Weyerhaeuser Co.                     3,076,300       220,916,794
----------------------------------------------------------------

RESTAURANTS-0.38%

McDonald's Corp.                     2,600,000       104,812,500
----------------------------------------------------------------

RETAIL (BUILDING
  SUPPLIES)-0.79%

Lowe's Cos., Inc.                    3,700,000       221,075,000
----------------------------------------------------------------

RETAIL (COMPUTERS &
  ELECTRONICS)-1.84%

Best Buy Co., Inc.(a)               10,190,300       511,425,681
----------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.90%

Kroger Co. (The)(a)                 18,232,200       344,132,775
----------------------------------------------------------------
Safeway Inc.(a)                      5,200,000       184,925,000
----------------------------------------------------------------
                                                     529,057,775
----------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-6.71%

Costco Wholesale Corp.(a)            5,650,000       515,562,500
----------------------------------------------------------------
Dayton Hudson Corp.                 18,428,100     1,353,313,594
----------------------------------------------------------------
                                                   1,868,876,094
----------------------------------------------------------------

SERVICES (ADVERTISING/
  MARKETING)-1.80%

Omnicom Group, Inc.                  5,000,000       500,000,000
----------------------------------------------------------------

                                                     MARKET
                                    SHARES            VALUE
SERVICES (DATA
  PROCESSING)-1.88%

First Data Corp.                    10,600,000   $   522,712,500
----------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-4.82%

Nextel Communications,
  Inc.-Class A(a)                   13,000,000     1,340,625,000
----------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-1.94%

MCI WorldCom, Inc.(a)               10,200,000       541,237,500
----------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $15,946,920,824)                            25,090,868,969
----------------------------------------------------------------

MONEY MARKET FUNDS-9.74%

STIC Liquid Assets Portfolio(b)  1,356,024,528     1,356,024,528
----------------------------------------------------------------
STIC Prime Portfolio(b)          1,356,024,528     1,356,024,528
----------------------------------------------------------------
    Total Money Market Funds
      (Cost $2,712,049,056)                        2,712,049,056
----------------------------------------------------------------
TOTAL INVESTMENTS-99.87% (Cost
  $18,658,969,880)                                27,802,918,025
----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.13%                                   36,100,295
----------------------------------------------------------------
NET ASSETS-100.00%                               $27,839,018,320
================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999

ASSETS:

Investments, at market value (cost
  $18,658,969,880)                         $27,802,918,025
----------------------------------------------------------
Receivables for:
  Fund shares sold                              84,271,237
----------------------------------------------------------
  Dividends and interest                        16,004,305
----------------------------------------------------------
Foreign currency contracts                      68,948,977
----------------------------------------------------------
Investment for deferred compensation plan          206,592
----------------------------------------------------------
Other assets                                       308,310
----------------------------------------------------------
    Total assets                            27,972,657,446
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                        90,605,579
----------------------------------------------------------
  Deferred compensation plan                       206,592
----------------------------------------------------------
Accrued advisory fees                           13,810,980
----------------------------------------------------------
Accrued distribution fees                       24,487,687
----------------------------------------------------------
Accrued transfer agent fees                      2,563,943
----------------------------------------------------------
Accrued trustees' fees                              15,000
----------------------------------------------------------
Accrued operating expenses                       1,949,345
----------------------------------------------------------
    Total liabilities                          133,639,126
----------------------------------------------------------
Net assets applicable to shares
  outstanding                              $27,839,018,320
==========================================================

NET ASSETS:

Class A                                    $12,640,072,795
==========================================================
Class B                                    $14,338,086,751
==========================================================
Class C                                    $   860,858,774
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        258,850,990
==========================================================
Class B                                        303,769,322
==========================================================
Class C                                         18,231,480
==========================================================
Class A:
  Net asset value and redemption price
    per share                              $         48.83
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $48.83 divided by
       94.50%)                             $         51.67
==========================================================
Class B:
  Net asset value and offering price per
    share                                  $         47.20
==========================================================
Class C:
  Net asset value and offering price per
    share                                  $         47.22
==========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1999

INVESTMENT INCOME:

Dividends (net of $1,003,035 foreign
  withholding tax)                          $  131,189,187
----------------------------------------------------------
Interest                                        74,202,959
----------------------------------------------------------
    Total investment income                    205,392,146
----------------------------------------------------------

EXPENSES:

Advisory fees                                  141,196,457
----------------------------------------------------------
Administrative services fees                       631,457
----------------------------------------------------------
Custodian fees                                   1,130,367
----------------------------------------------------------
Distribution fees -- Class A                    26,140,479
----------------------------------------------------------
Distribution fees -- Class B                   116,152,779
----------------------------------------------------------
Distribution fees -- Class C                     4,781,281
----------------------------------------------------------
Trustees' fees                                     122,469
----------------------------------------------------------
Transfer agent fees -- Class A                  12,324,007
----------------------------------------------------------
Transfer agent fees -- Class B                  19,092,344
----------------------------------------------------------
Transfer agent fees -- Class C                     785,923
----------------------------------------------------------
Other                                            4,391,436
----------------------------------------------------------
    Total expenses                             326,748,999
----------------------------------------------------------
Less: Expenses paid indirectly                    (274,174)
----------------------------------------------------------
    Fees waived by advisor                      (5,137,356)
----------------------------------------------------------
    Net expenses                               321,337,469
----------------------------------------------------------
Net investment income (loss)                  (115,945,323)
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                      2,503,452,928
----------------------------------------------------------
  Foreign currencies                              (312,317)
----------------------------------------------------------
  Foreign currency contracts                    51,130,896
----------------------------------------------------------
  Option contracts written                      26,312,201
----------------------------------------------------------
                                             2,580,583,708
----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                      3,495,072,669
----------------------------------------------------------
  Foreign currencies                                (2,929)
----------------------------------------------------------
  Foreign currency contracts                    64,405,814
----------------------------------------------------------
  Option contracts written                        (112,630)
----------------------------------------------------------
                                             3,559,362,924
----------------------------------------------------------
  Net gain from investment securities,
    foreign currencies, foreign currency
    contracts and option contracts           6,139,946,632
----------------------------------------------------------
Net increase in net assets resulting from
  operations                                $6,024,001,309
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1999 AND 1998

                                                                   1999                 1998
                                                              ---------------      ---------------
OPERATIONS:

  Net investment income (loss)                                $  (115,945,323)     $   (24,044,585)
--------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, foreign currency contracts, futures and
    option contracts                                            2,580,583,708        1,197,383,660
--------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts, futures and option contracts                     3,559,362,924        3,328,905,060
--------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        6,024,001,309        4,502,244,135
--------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                                  --          (18,008,475)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                        (788,853,278)        (539,610,813)
--------------------------------------------------------------------------------------------------
  Class B                                                        (918,638,257)        (602,045,865)
--------------------------------------------------------------------------------------------------
  Class C                                                         (52,550,069)         (12,727,398)
--------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       1,781,344,407          439,374,153
--------------------------------------------------------------------------------------------------
  Class B                                                       2,515,709,918        1,179,878,726
--------------------------------------------------------------------------------------------------
  Class C                                                         562,747,820          156,203,496
--------------------------------------------------------------------------------------------------
    Net increase in net assets                                  9,123,761,850        5,105,307,959
--------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          18,715,256,470       13,609,948,511
--------------------------------------------------------------------------------------------------
  End of period                                               $27,839,018,320      $18,715,256,470
==================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $17,884,938,370      $12,965,142,636
--------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (577,334)            (391,429)
--------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign
    currencies, foreign currency contracts, futures and
    option contracts                                              741,760,162           96,971,065
--------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, foreign currency contracts, futures and
    option contracts                                            9,212,897,122        5,653,534,198
--------------------------------------------------------------------------------------------------
                                                              $27,839,018,320      $18,715,256,470
==================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. On December 31, 1999, undistributed net investment income was increased by $115,759,418, undistributed net realized gains decreased by $175,753,007 and paid-in capital increased by $59,993,589 as a result of differing book/tax treatment of foreign currency transactions, equalization credits and other reclassifications. Net assets of the Fund were unaffected by the reclassifications.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
    Outstanding foreign currency contracts at December 31, 1999 were as follows:

                                                CONTRACT TO
           SETTLEMENT                  ------------------------------                     UNREALIZED
              DATE           CURRENCY     DELIVER         RECEIVE           VALUE        APPRECIATION
      ---------------------  --------  -------------   --------------   --------------   ------------
      01/20/00               EUR         690,000,000   $  730,747,420   $  695,508,498   $35,238,922
      ---------------------  --------  -------------   --------------   --------------   ------------
      01/21/00               EUR         237,000,000      251,193,790      238,910,220    12,283,570
      ---------------------  --------  -------------   --------------   --------------   ------------
      01/24/00               EUR         404,000,000      428,775,645      407,349,160    21,426,485
      ---------------------  --------  -------------   --------------   --------------   ------------
                                       1,331,000,000   $1,410,716,855   $1,341,767,878   $68,948,977
      =====================  ========  =============   ==============   ==============   ============

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Expenses -- Distribution expenses and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has contractually agreed to waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the contractual waiver, AIM will receive a fee calculated at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. The waiver is contractual and may not be terminated without approval of the Board of Trustees. During the year ended December 31, 1999, AIM waived fees of $5,137,356.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 1999, AIM was paid $631,457 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 1999, AFS was paid $20,339,409 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares.

Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 1999, the Class A, Class B and Class C shares paid AIM Distributors $26,140,479, $116,152,779 and $4,781,281,
respectively, as compensation under the Plans.
  AIM Distributors received commissions of $7,218,373 from sales of the Class A shares of the Fund during the year ended December 31, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1999, AIM Distributors received $1,053,955 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended December 31, 1999, the Fund paid legal fees of $48,355 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $246,830 and $27,344, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $274,174 during the year ended December 31, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. Prior to May 28, 1999, the commitment fee rate was 0.05%. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1999 was $15,678,784,868 and $13,551,728,590, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 1999 was as follows:

Aggregate unrealized appreciation of
  investment securities                     $9,404,563,463
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (341,731,444)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $9,062,832,019
==========================================================

Cost of investments for tax purposes is $18,740,086,006.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 1999 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                   ------------------------
                                   NUMBER OF     PREMIUMS
                                   CONTRACTS     RECEIVED
                                   ---------   ------------
Beginning of period                   2,995    $  1,254,474
----------------------------       ---------   ------------
Written                             127,809      94,367,695
----------------------------       ---------   ------------
Closed                              (17,839)     (9,759,499)
----------------------------       ---------   ------------
Exercised                           (60,465)    (51,484,198)
----------------------------       ---------   ------------
Expired                             (52,500)    (34,378,472)
----------------------------       ---------   ------------
End of period                            --    $         --
============================       =========   ============

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1999 and 1998 were as follows:

                                                                          1999                            1998
                                                              -----------------------------   -----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------   ---------------   -----------   ---------------
Sold:
  Class A                                                      65,309,195   $ 2,905,872,208    61,939,114   $ 2,232,305,973
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      67,138,813     2,915,628,481    44,964,399     1,587,327,551
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      13,738,072       600,569,156     4,634,085       164,861,278
---------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                      16,150,747       754,887,097    13,921,013       529,914,065
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      19,043,747       860,577,418    15,274,620       567,695,520
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,098,977        49,675,082       327,964        12,197,171
---------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (42,137,878)   (1,879,414,898)  (64,405,244)   (2,322,845,885)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (29,076,106)   (1,260,495,981)  (27,805,340)     (975,144,345)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,008,443)      (87,496,418)     (590,550)      (20,854,953)
---------------------------------------------------------------------------------------------------------------------------
                                                              109,257,124   $ 4,859,802,145    48,260,061   $ 1,775,456,375
===========================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and a share of Class B outstanding during each of the years in the five-year period ended December 31, 1999 and for a share of Class C outstanding during each of the years in the two-year period ended December 31, 1999 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                         CLASS A
                                                        -------------------------------------------------------------------------
                                                           1999             1998            1997           1996(a)        1995
                                                        -----------      ----------      ----------      ----------    ----------
Net asset value, beginning of period                    $     40.19      $    32.42      $    29.15      $    26.81    $    21.14
-----------------------------------------------------   -----------      ----------      ----------      ----------    ----------
Income from investment operations:
 Net investment income (loss)                                 (0.04)           0.09            0.17            0.43          0.14
-----------------------------------------------------   -----------      ----------      ----------      ----------    ----------
 Net gains on securities (both realized and
   unrealized)                                                11.93           10.38            6.78            3.42          7.21
-----------------------------------------------------   -----------      ----------      ----------      ----------    ----------
   Total from investment operations                           11.89           10.47            6.95            3.85          7.35
-----------------------------------------------------   -----------      ----------      ----------      ----------    ----------
Less distributions:
 Dividends from net investment income                            --           (0.09)          (0.04)          (0.41)        (0.09)
-----------------------------------------------------   -----------      ----------      ----------      ----------    ----------
 Distributions from net realized gains                        (3.25)          (2.61)          (3.64)          (1.10)        (1.59)
-----------------------------------------------------   -----------      ----------      ----------      ----------    ----------
   Total distributions                                        (3.25)          (2.70)          (3.68)          (1.51)        (1.68)
-----------------------------------------------------   -----------      ----------      ----------      ----------    ----------
Net asset value, end of period                          $     48.83      $    40.19      $    32.42      $    29.15    $    26.81
=====================================================   ===========      ==========      ==========      ==========    ==========
Total return(b)                                               29.95%          32.76%          23.95%          14.52%        34.85%
=====================================================   ===========      ==========      ==========      ==========    ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $12,640,073      $8,823,094      $6,745,253      $5,100,061    $3,408,952
=====================================================   ===========      ==========      ==========      ==========    ==========
Ratio of expenses to average net assets(c)                     1.00%(d)        1.00%           1.04%           1.11%         1.12%
=====================================================   ===========      ==========      ==========      ==========    ==========
Ratio of net investment income (loss) to average net
 assets(e)                                                    (0.09)%(d)       0.26%           0.57%           1.65%         0.74%
=====================================================   ===========      ==========      ==========      ==========    ==========
Portfolio turnover rate                                          66%            113%            137%            126%          151%
=====================================================   ===========      ==========      ==========      ==========    ==========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.02%, 1.02%, 1.06%, 1.13% and 1.13% for 1999-1995, respectively.
(d) Ratios are based on average net assets of $10,456,191,563.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.11)%, 0.24%, 0.55%, 1.63% and 0.73% for 1999-1995, respectively.

                                                                           CLASS B                                    CLASS C
                                             ---------------------------------------------------------------------     --------
                                               1999(a)          1998           1997        1996(a)         1995        1999(a)
                                             -----------    -----------     ----------    ----------    ----------     --------
Net asset value, beginning of period         $     39.24    $     31.89     $    28.92    $    26.65    $    21.13     $  39.26
-------------------------------------------  -----------    -----------     ----------    ----------    ----------     --------
Income from investment operations:
 Net investment income (loss)                      (0.39)         (0.18)         (0.07)         0.20         (0.01)       (0.39)
-------------------------------------------  -----------    -----------     ----------    ----------    ----------     --------
 Net gains (losses) on securities (both
   realized and unrealized)                        11.60          10.14           6.68          3.38          7.12        11.60
-------------------------------------------  -----------    -----------     ----------    ----------    ----------     --------
     Total from investment operations              11.21           9.96           6.61          3.58          7.11        11.21
-------------------------------------------  -----------    -----------     ----------    ----------    ----------     --------
Less distributions:
 Dividends from net investment income                 --             --             --         (0.21)           --           --
-------------------------------------------  -----------    -----------     ----------    ----------    ----------     --------
 Distributions from net realized gains             (3.25)         (2.61)         (3.64)        (1.10)        (1.59)       (3.25)
-------------------------------------------  -----------    -----------     ----------    ----------    ----------     --------
     Total distributions                           (3.25)         (2.61)         (3.64)        (1.31)        (1.59)       (3.25)
-------------------------------------------  -----------    -----------     ----------    ----------    ----------     --------
Net asset value, end of period               $     47.20    $     39.24     $    31.89    $    28.92    $    26.65     $  47.22
===========================================  ===========    ===========     ==========    ==========    ==========     ========
Total return(b)                                    28.94%         31.70%         22.96%        13.57%        33.73%       28.92%
===========================================  ===========    ===========     ==========    ==========    ==========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $14,338,087    $19,680,068     $6,831,796    $4,875,933    $2,860,531     $860,859
===========================================  ===========    ===========     ==========    ==========    ==========     ========
Ratio of expenses to average net assets(c)          1.79%(d)       1.80%          1.85%         1.94%         1.94%        1.79%(d)
===========================================  ===========    ===========     ==========    ==========    ==========     ========
Ratio of net investment income (loss) to
 average net assets(e)                             (0.88)%(d)     (0.54)%        (0.24)%        0.82%        (0.08)%      (0.88)%(d)
===========================================  ===========    ===========     ==========    ==========    ==========     ========
Portfolio turnover rate                               66%           113%           137%          126%          151%          66%
===========================================  ===========    ===========     ==========    ==========    ==========     ========

                                                     CLASS C
                                             ------------------------
                                             1998(a)         1997
                                             --------    ------------
Net asset value, beginning of period         $  31.90      $ 35.60
-------------------------------------------  --------      -------
Income from investment operations:
 Net investment income (loss)                   (0.19)       (0.01)
-------------------------------------------  --------      -------
 Net gains (losses) on securities (both
   realized and unrealized)                     10.16        (0.05)
-------------------------------------------  --------      -------
     Total from investment operations            9.97        (0.06)
-------------------------------------------  --------      -------
Less distributions:
 Dividends from net investment income              --           --
-------------------------------------------  --------      -------
 Distributions from net realized gains          (2.61)       (3.64)
-------------------------------------------  --------      -------
     Total distributions                        (2.61)       (3.64)
-------------------------------------------  --------      -------
Net asset value, end of period               $  39.26      $ 31.90
===========================================  ========      =======
Total return(b)                                 31.72%       (0.08)%
===========================================  ========      =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $212,095      $32,900
===========================================  ========      =======
Ratio of expenses to average net assets(c)       1.80%        1.84%(f)
===========================================  ========      =======
Ratio of net investment income (loss) to
 average net assets(e)                          (0.54)%      (0.23)%(f)
===========================================  ========      =======
Portfolio turnover rate                           113%         137%
===========================================  ========      =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.81%, 1.82%, 1.87%, 1.96% and 1.96% for 1999-1995 for Class B,
    respectively, and 1.81%, 1.82% and 1.86% (annualized) for 1999-1997, respectively, for Class C.
(d) Ratios are based on average net assets of $11,615,113,487 and $478,128,084 for Class B and Class C, respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were (0.90)%, (0.56)%, (0.26)%, 0.81% and (0.09)% for
    1999-1995, respectively, for Class B, and (0.90)%, (0.56)% and (0.25)%
    (annualized) for 1999-1997, respectively, for Class C.
(f) Annualized.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

Exhibit
Number

a        (1)   -  (a) Agreement and Declaration of Trust of the Registrant was
                  filed as an Exhibit to Post-Effective Amendment No. 66 on September 15, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995.

               - (b) First Amendment to Agreement and Declaration of Trust of the Registrant was filed as an Exhibit to Post-Effective Amendment No. 66 on September 15, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995.

               - (c) Second Amendment to Agreement and Declaration of Trust of the Registrant (name change of AIM Utilities Fund) was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995.

               - (d) Third Amendment to Agreement and Declaration of Trust of the Registrant (name change of AIM Government Securities Fund) was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995.

               - (e) Fourth Amendment to Agreement and Declaration of Trust of the Registrant (name change of Class C Shares of AIM Money Market Fund) was filed electronically as an Exhibit to Post-Effective Amendment No. 73 on July 25, 1997.

               - (f) Fifth Amendment to Agreement and Declaration of Trust of the Registrant (designation of Class C Shares of the Funds) was filed electronically as an Exhibit to Post-Effective Amendment No. 73 on July 25, 1997.

               - (g) Sixth Amendment to Agreement and Declaration of Trust of the Registrant (name change of AIM Growth Fund) was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998.

               - (h) Seventh Amendment to Agreement and Declaration of Trust of the Registrant, dated September 26, 1998 was filed electronically as an Exhibit to Post-Effective Amendment No. 77 on March 9, 2000.

         (2) - (a) Amended and Restated Agreement and Declaration of Trust of the Registrant, dated as of November 5, 1998, was filed electronically as an Exhibit to Post-Effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.


               - (b) Amendment No. 1, dated December 21, 1998 to Amended and Restated Agreement and Declaration of Trust of the Registrant (reclassification of Class A Shares of AIM Money Market Fund), dated as of November 5, 1998, was filed electronically as an Exhibit to Post-Effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.


               - (c) Amendment No. 2, dated June 1, 2000, to Amended and Restated Agreement and Declaration of Trust of the Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.

               - (d) Amendment No. 3, dated June 14, 2000, to Amended and Restated Agreement and Declaration of Trust of the Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.

               - (e) Amendment No. 4, dated September 22, 2000, to Amended and Restated Agreement and Declaration of Trust of the Registrant is filed herewith electronically.


b        (1)   -  (a) By-Laws of the Registrant were filed as an Exhibit to
                  Post-Effective Amendment No. 66 on September 15, 1993, and were filed electronically as an Exhibit to Post-Effective
                  Amendment No. 70 on November 17, 1995.

               - (b) Amendment to By-Laws of the Registrant was filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995.

               - (c) Second Amendment to By-Laws of the Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17,1995.

         (2) - Amended and Restated By-Laws of the Registrant were filed electronically as an Exhibit to Post-Effective Amendment No. 72 on April 28, 1997.

         (3) - (a) Amended and Restated Bylaws of the Registrant were filed electronically as an Exhibit to Post-Effective Amendment No. 75 on February 12, 1999, and are hereby incorporated by reference.

               - (b) First Amendment to Amended and Restated Bylaws of the Registrant, adopted June 9, 1999 was filed electronically as an Exhibit to Post-Effective Amendment No. 77 on March 9, 2000, and is hereby incorporated by reference.


               - (c) Amendment No. 2 to Amended and Restated Bylaws of the Registrant, adopted June 14, 2000, was filed electronically as an Exhibit to Post-Effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.


c              -  Instruments Defining Rights of Security Holders - None.

d        (1)   -  Master Investment Advisory Agreement, dated August 6, 1993, between the Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 67 on October 15,
                  1993.

         (2) - (a) Master Investment Advisory Agreement, dated October 18, 1993, between the Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 68 on February 28, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.

               - (b) Amendment No. 1, dated as of September 28, 1994, to the Master Investment Advisory Agreement between the Registrant and A I M Advisors, Inc., with respect to AIM Growth Fund was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.

               - (c) Amendment No. 2, dated as of November 14, 1994, to the Master Investment Advisory Agreement between Registrant and
                  A I M Advisors, Inc., with respect to AIM Value Fund was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.

         (3) - (a) Master Investment Advisory Agreement, dated February 28, 1997, between the Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 72 on April 28, 1997.

               - (b) Amendment No. 1 dated as of May 1, 1998, to the Master Investment Advisory Agreement, dated February 28, 1997 between Registrant and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 76 on April 15, 1999.

         (4) - (a) Master Investment Advisory Agreement, dated June 1, 2000, between the Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.


               - (b) Amendment No. 1, dated August 30, 2000, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. is filed herewith electronically.


               - (c) Form of Amendment No. 2, dated ____________, 2000, to the Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. is filed herewith electronically.


         (5) - (a) Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.


               - (b) Amendment No. 1, dated September 28, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.

               - (c) Amendment No. 2, dated as of December 14, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 76 on April 15, 1999, and is hereby incorporated by reference.

               - (d) Amendment No. 3, dated as of December 22, 1998 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 76 on April 15, 1999, and is hereby incorporated by reference.

               - (e) Amendment No. 4, dated as of January 26, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 76 on April 15, 1999, and is hereby incorporated by reference.

               - (f) Amendment No. 5, dated as of March 1, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 76 on April 15, 1999, and is hereby incorporated by reference.

               - (g) Amendment No. 6, dated as of March 18, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 76 on April 15, 1999, and is hereby incorporated by reference.

               - (h) Amendment No. 7, dated as of November 15, 1999 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 77 on March 9, 2000, and is hereby incorporated by reference.

         (6) - Form of Sub-Advisory Agreement, dated August 6, 1993, among the Registrant, A I M Advisors, Inc. and CIGNA Investments, Inc. was filed as an Exhibit to Post-Effective Amendment No. 66 on September 15, 1993.

         (7) - Sub-Advisory Agreement, dated October 18, 1993, among the Registrant, A I M Advisors, Inc. and CIGNA Investments, Inc. was filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994.

e        (1)   -  Master Distribution Agreement, dated August 6, 1993, between the Registrant (on behalf of its Class A Shares and Class C
                  Shares) and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 67 on October 15, 1993.

         (2) - Master Distribution Agreement, dated August 6, 1993, between the Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 67 on October 15, 1993.

         (3) - Master Distribution Agreement, dated October 18, 1993, between the Registrant (on behalf of its Class A Shares and Class C Shares) and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1997.

         (4) - Master Distribution Agreement, dated October 18, 1993, between the Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994.

         (5) - Amended and Restated Master Distribution Agreement, dated May 2, 1995, between the Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995.

         (6) - Master Distribution Agreement, dated February 28, 1997, between the Registrant (on behalf of its Class A Shares and its AIM Cash Reserve Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 72 on April 28, 1997.

         (7) - (a) Master Distribution Agreement, dated February 28, 1997, between the Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 72 on April 28, 1997 and is hereby incorporated by reference.

               - (b) Amendment No. 1, dated as of May 1, 1998, to the Master Distribution Agreement, dated as of February 28, 1997, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 76 on April 15, 1999 and is hereby incorporated by reference.


               - (c) Amendment No. 2, dated as of June 1, 2000, to the Master Distribution Agreement, dated as of February 28, 1997, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.



               - (d) Amendment No. 3, dated as of August 30, 2000, to the Master Distribution Agreement, dated as of February 28, 1997, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. is filed herewith electronically.



               - (e) Form of Amendment No. 4, dated as of __________, 2000, to the Master Distribution Agreement, dated as of February 28, 1997, between Registrant (on behalf of its Class B Shares) and A I M Distributors, Inc. is filed herewith electronically.



         (8) - (a) Amended and Restated Master Distribution Agreement, dated August 4, 1997, between the Registrant (on behalf of its Class A Shares, Class C Shares and AIM Cash Reserve Shares) and
                  A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998.



               - (b) Amendment No. 1, dated as of December 21, 1998, to the Amended and Restated Master Distribution Agreement between Registrant (on behalf of its Class A Shares, Class C Shares and AIM Cash Reserve Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 76 on April 15, 1999.



               - (c) Amendment No. 2, dated as of June 1, 2000, to the Amended and Restated Master Distribution Agreement between Registrant (on behalf of its Class A Shares and Class C Shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 80 on June 15, 2000.



         (9) - (a) Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class A Shares and Class C Shares) and A I M Distributors, Inc. is filed herewith electronically.



               - (b) Amendment No. 1, dated as of August 30, 2000, to the Second Amended and Restated Master Distribution Agreement between Registrant (on behalf of its Class A Shares and Class C Shares) and A I M Distributors, Inc. is filed herewith electronically.



               - (c) Form of Amendment No. 2, dated _________, 2000, to the Second Amended and Restated Master Distribution Agreement between Registrant (on behalf of its Class A Shares and Class C Shares) and A I M Distributors, Inc. is filed herewith electronically.



         (10) - Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-Effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.



         (11) - Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks was filed electronically as an Exhibit to Post-Effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.

f        (1)   -  AIM Funds Retirement Plan for Eligible Directors/Trustees,
                  effective as of March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit to Post-Effective
                  Amendment No. 71 on April 26, 1996.

         (2) - AIM Funds Retirement Plan for Eligible Directors/Trustees was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28, 1995.


         (3) - AIM Funds Retirement Plan for Eligible Directors/Trustees, as restated March 7, 2000, was filed electronically as an Exhibit to Post-Effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.


         (4) - Form of Deferred Compensation Agreement for Non-Affiliated Directors, approved March 12, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998.

         (5)   -  Form of Deferred Compensation Plan for Eligible
                  Directors/Trustees as approved on December 5, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.

         (6)   -  Form of Deferred Compensation Plan for Eligible
                  Directors/Trustees was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28, 1995.


         (7) - Form of Director Deferred Compensation Agreement for Registrant's Non-Affiliated Directors, as amended March 7, 2000, was filed electronically as an Exhibit to Post-Effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.



g        (1)   -  (a) Custodian Contract, dated October 15, 1993, between the
                  Registrant and State Street Bank and Trust Company was filed as an Exhibit to Post-Effective Amendment No. 68 on April 11,
                  1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.



               - (b) Amendment No. 1, dated as of September 19, 1995, to the Custodian Contract, dated October 15, 1993, between the Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.



               - (c) Amendment No. 2, dated September 28, 1996, to the Custodian Contract, dated October 15, 1993, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 75 on February 12, 1999.



               - (d) Amendment, dated September 9, 1998, to the Custodian Contract, dated October 15, 1993, between the Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 75 on February 12, 1999.


         (2) - (a) Master Custodian Contract, dated May 1, 2000, between the Registrant and State Street Bank and Trust Company is filed herewith electronically.

               - (b) Amendment, dated May 1, 2000, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company is filed herewith electronically.


         (3) - (a) Subcustodian Agreement, dated September 9, 1994, among the Registrant, Texas Commerce Bank National Association, State Street Bank and Trust Company and A I M Fund Services, Inc., was filed as an Exhibit to Post-Effective Amendment No. 69 on

                  February 28, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

               - (b) Amendment No. 1, dated October 2, 1998 to Subcustodian Agreement, dated September 9, 1994, among the Registrant, Chase Bank of Texas N.A. (formerly Texas Commerce Bank), State Street Bank and Trust Company and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 77 on March 9, 2000, and is hereby incorporated by reference.


         (4) - (a) Custody Agreement, dated October 19, 1995, between the Registrant, on behalf of AIM Municipal Bond Fund, and The Bank of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995.



               - (b) Amendment, dated July 30, 1996, to the Custodian Contract, dated October 19, 1995, between the Registrant, on behalf of AIM Municipal Bond Fund, and The Bank of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 75 on February 12, 1999.


h        (1)   -  Form of Transfer Agency and Registrar Agreement, dated as of
                  June 7, 1993, between AIM Funds Group, a Massachusetts business trust, and The Shareholder Services Group, Inc. was filed as an Exhibit to Post-Effective Amendment No. 65 on July
                  16, 1993.

         (2) - (a) Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995, and is hereby incorporated by reference.

               - (b) Amendment No. 1, dated August 4, 1997, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.


               - (c) Amendment No. 2, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 77 on March 9, 2000.



               - (d) Amendment No. 3, dated July 1, 2000, to the Transfer Agency and Service Agreement, dated as of November 1, 1994, between Registrant and A I M Fund Services, Inc.


         (3) - (a) Remote Access and Related Service Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

               - (b) Amendment No. 1, effective October 4, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

               - (c) Addendum No. 2, effective October 12, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

               - (d) Amendment No. 3, effective February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 73 on July 25, 1997, and is hereby incorporated by reference.


               - (e) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.



               - (f) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 75 on February 12, 1999, and is hereby incorporated by reference.


               - (g) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

               - (h) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment 77 on March 9, 2000, and is hereby incorporated by reference.


               - (i) Amendment No. 7, dated February 29, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. is filed herewith electronically.


         (4) - Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between the Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998, and is hereby incorporated by reference.

         (5) - Shareholder Sub-Accounting Services Agreement, dated as of October 1, 1993, between the Registrant and First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill, Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996, and is hereby incorporated by reference.

         (6) - Master Administrative Services Agreement, dated August 6, 1993, between the Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 67 on October 15, 1993.

         (7) - Master Administrative Services Agreement, dated October 18, 1993, between the Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.

         (8) - (a) Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of the Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994.

               - (b) Amendment No. 1, dated as of May 11, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of the Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28, 1995.

               - (c) Amendment No. 2, dated as of July 1, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of the Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28, 1995.

               - (d) Amendment No. 3, dated as of September 16, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of the Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 69 on February 28, 1995.

         (9) - (a) Master Administrative Services Agreement, dated February 28, 1997, between the Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 72 on April 28, 1997.

               - (b) Amendment No. 1, dated as of May 1, 1998, to the Master Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 76 on April 15, 1999.


         (10) - (a) Master Administrative Services Agreement, dated June 1, 2000, between the Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.



               - (b) Amendment No. 1, dated August 30, 2000, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. is filed herewith electronically.



               -  (c) Form of Amendment No. 2, dated ______________, 2000, to the Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. is filed herewith electronically.


         (11) - Agreement and Plan of Reorganization, dated as of December 7, 1999, between Registrant and AIM Investment Securities Funds was filed electronically as an Exhibit To Post-Effective Amendment No. 78 on March 13, 2000, and is hereby incorporated by reference.

i        (1)   -  Opinion of Ballard Spahr Andrews & Ingersoll was filed in connection with the Registrant's Rule 24f-2 Notice on or about
                  February 27, 1997.


         (2) - Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP for AIM Explorer Fund is filed herewith electronically.


j        (1)   -  Consent of Ballard Spahr Andrews & Ingersoll, LLP included as part of i(2).

         (2)   -  Consent of KPMG LLP is filed herewith electronically.

k              -  Financial Statements - None.

l        (1)   -  Initial Capitalization Agreement for AIM European Small
                  Company Fund, AIM International Emerging Growth Fund, AIM New
                  Technology Fund, AIM Small Cap Equity Fund and AIM Value II
                  Fund is filed herewith electronically.


         (2) - Form of Initial Capitalization Agreement for AIM Explorer Fund is filed herewith electronically.


m        (1)   -  Master Distribution Plan for Registrant's Class A Shares and
                  Class C Shares, and related forms, were filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994.

         (2) - Amended Master Distribution Plan for Registrant's Class A Shares and AIM Cash Reserve Shares (formerly, Class C Shares), and related forms, were filed electronically as an Exhibit to Post-Effective Amendment No. 71 on April 26, 1996.

         (3) - Amended and Restated Master Distribution Plan for Registrant's Class A Shares and AIM Cash Reserve Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 73 on July 25, 1997.

         (4) - Second Amended and Restated Master Distribution Plan for Registrant's Class A Shares, Class C Shares and AIM Cash Reserve Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998.

         (5) - Master Distribution Plan for Registrant's Class B Shares, and related forms, were filed as an Exhibit to Post-Effective Amendment No. 68 on April 11, 1994.

         (6) - Amended and Restated Master Distribution Plan for Registrant's Class B Shares, and related forms, were filed electronically as an Exhibit to Post-Effective Amendment No. 70 on November 17, 1995.

         (7) - (a) Second Amended and Restated Master Distribution Plan for Registrant's Class B Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 73 on July 25, 1997 and is hereby incorporated by reference.

               - (b) Amendment No. 1, dated as of May 1, 1998, to the Second Amended and Restated Master Distribution Plan for Registrant's Class B Shares, dated as of June 30, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 76 on April 15, 1999 and is hereby incorporated by reference.


               - (c) Amendment No. 2, dated as of June 1, 2000, to the Second Amended and Restated Master Distribution Plan for Registrant's Class B Shares, dated as of June 30, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 80 on June 15, 2000, and is hereby incorporated by reference.



               - (d) Amendment No. 3, dated as of August 30, 2000, to the Second Amended and Restated Master Distribution Plan for Registrant's Class B Shares, dated as of June 30, 1997, is filed herewith electronically.



               - (e) Form of Amendment No. 4, dated as of ________________, 2000, to the Second Amended and Restated Master Distribution Plan for Registrant's Class B Shares, dated as of June 30, 1997, is filed herewith electronically.



         (8) - (a) Third Amended and Restated Master Distribution Plan for Registrant's Class A Shares, Class C Shares and AIM Cash Reserve Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 75 on February 12, 1999.

               - (b) Amendment No. 1, dated as of December 21, 1998, to the Third Amended and Restated Master Distribution Plan for Registrant's Class A Shares, Class C Shares and AIM Cash Reserve Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 76 on April 15, 1999.


         (9) - Fourth Amended and Restated Master Distribution Plan, for Registrant's Class A Shares and Class C Shares was filed electronically as an Exhibit to Post-Effective Amendment No. 80 on June 15, 2000.



         (10) - (a) Fifth Amended and Restated Master Distribution Plan for Registrant's Class A Shares and Class C Shares is filed herewith electronically.



               - (b) Amendment No. 1, dated as of August 30, 2000, to the Fifth Amended and Restated Master Distribution Plan for Registrant's Class A Shares and Class C Shares is filed herewith electronically.



               - (c) Form of Amendment No. 2, dated as of ___________, 2000, to the Fifth Amended and Restated Master Distribution Plan for Registrant's Class A Shares and Class C Shares is filed herewith electronically.


         (11) - Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan is filed herewith electronically.

         (12) - Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan is filed herewith electronically.

         (13) - Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan is filed herewith electronically.

         (14) - Form of Agency Pricing Agreement to be used in connection with Registrant's Master Distribution Plan is filed herewith electronically.

         (15) - Forms of Service Agreement for Bank Trust Department and for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan are filed herewith electronically.

         (16) - Form of Shareholder Service Agreement for Shares of the AIM Mutual Funds is filed herewith electronically.

n        (1)   -  Rule 18f-3 Amended and Restated Multiple Class Plan (effective
                  July 1, 1997) was filed electronically as an Exhibit to Post-Effective Amendment No. 73 on July 25, 1997.

         (2) - Rule 18f-3 Second Amended and Restated Multiple Class Plan (effective September 1, 1997) was filed electronically as an Exhibit to Post-Effective Amendment No. 74 on February 27, 1998.

         (3) - Rule 18f-3 Third Amended and Restated Multiple Class Plan (effective August 5, 1999) was filed electronically as an Exhibit to Post-Effective Amendment No. 77 on March 9, 2000, and is hereby incorporated by reference.

o              -  Reserved
p        (1)   -  (a) The AIM Management Group Code of Ethics, as amended August
                  17, 1999, relating to A I M Management Group Inc. and A I M
                  Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 77 on March 9, 2000.


               - (b) The A I M Management Group Inc. Code of Ethics, as revised August 25, 2000, is filed herewith electronically.



         (2) - (a) Code of Ethics of the Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 77 on March 9, 2000.



               - (b) AIM Funds Code of Ethics of the Registrant, effective June 14, 2000, is filed herewith electronically.


               - (c) AIM Funds Code of Ethics of the Registrant, effective September 23, 2000, is filed herewith electronically.

Item 24. Persons Controlled by or Under Common Control with Registrant

         Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

   None.

Item 25. Indemnification

         State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

         The Registrant's Amended and Restated Agreement and Declaration of Trust, dated November 5, 1998, as amended, provides, among other things
         (i) that trustees shall not be liable for any act or omission or any conduct whatsoever (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees and officers to the fullest extent permitted by the Delaware Business Trust Act and Bylaws; and (iii) that the shareholders and former shareholders of the Registrant are held harmless by the Registrant (or applicable portfolio or class) from personal liability arising from their status as such, and are indemnified by the Registrant (or applicable portfolio or class) against all loss and expense arising from such personal liability in accordance with the Registrant's Bylaws and applicable law.

         A I M Advisors, Inc., the Registrant and other investment companies managed by A I M Advisors, Inc., their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26. Business and Other Connections of Investment Advisor

         Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor of the Registrant, and each director, officer or partner of the advisor, is or has been engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

         The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management--The Advisor" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

Item 27. Principal Underwriters

(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, depositor, or investment advisor.

         A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:


                  AIM Advisor Funds



                  AIM Equity Funds (Retail Classes)



                  AIM Floating Rate Fund


                  AIM Growth Series

                  AIM International Funds, Inc.

                  AIM Investment Funds

                  AIM Investment Securities Funds - (Retail Classes)

                  AIM Series Trust

                  AIM Special Opportunities Funds


                  AIM Summit Fund


                  AIM Tax-Exempt Funds

                  AIM Variable Insurance Funds

(b) Provide the information required by the following tables for each director, officer or partner of each principal underwriter named in response to Item 20:


Name and Principal                       Position and Offices                             Position and Offices
Business Address*                        with Underwriter                                 with Registrant
----------------                         ----------------                                 ---------------
Charles T. Bauer                         Chairman & Director                              Chairman & Trustee

Michael J. Cemo                          President & Director                             None

Gary T. Crum                             Director                                         Senior Vice President

Robert H. Graham                         Senior Vice President & Director                 President & Trustee

William G. Littlepage                    Senior Vice President & Director                 None


----------
     *   11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                       Position and Offices                             Position and Offices
Business Address*                        with Underwriter                                 with Registrant
----------------                         ----------------                                 ---------------
James L. Salners                         Executive Vice President                         None

Marilyn M. Miller                        Senior Vice President                            None

Gene L. Needles                          Senior Vice President                            None

Gordon J. Sprague                        Senior Vice President                            None

Michael C. Vessels                       Senior Vice President                            None

B.J. Thompson                            First Vice President                             None

James R. Anderson                        Vice President                                   None

Mary K. Coleman                          Vice President                                   None

Mary A. Corcoran                         Vice President                                   None

Melville B. Cox                          Vice President & Chief                           Vice President
                                         Compliance Officer

Glenda A. Dayton                         Vice President                                   None

Sidney M. Dilgren                        Vice President                                   None

Tony D. Green                            Vice President                                   None

Dawn M. Hawley                           Vice President & Treasurer                       None

Ofelia M. Mayo                           Vice President, General Counsel                  Assistant Secretary
                                         & Assistant Secretary

Charles H. McLaughlin                    Vice President                                   None

Ivy B. McLemore                          Vice President                                   None

Terri L. Ransdell                        Vice President                                   None

Carol F. Relihan                         Vice President                                   Senior Vice President
                                                                                          & Secretary

Kamala C. Sachidanandan                  Vice President                                   None

Christopher T. Simutis                   Vice President                                   None

Gary K. Wendler                          Vice President                                   None



----------
     *  11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                       Position and Offices                             Position and Offices
Business Address*                        with Underwriter                                 with Registrant
-----------------                        ----------------                                 ---------------
Norman W. Woodson                        Vice President                                   None

Kathleen J. Pflueger                     Secretary                                        Assistant Secretary

Luke P. Beausoleil                       Assistant Vice President                         None

Sheila R. Brown                          Assistant Vice President                         None

Scott E. Burman                          Assistant Vice President                         None

Mary E. Gentempo                         Assistant Vice President                         None

David E. Hessel                          Assistant Vice President,                        None
                                         Assistant Treasurer and Controller

Simon R. Hoyle                           Assistant Vice President                         None

Kathryn A. Jordan Capage                 Assistant Vice President                         None

Kim T. McAuliffe                         Assistant Vice President                         None

David B. O'Neil                          Assistant Vice President                         None

Rebecca Starling-Klatt                   Assistant Vice President                         None

Nicholas D. White                        Assistant Vice President                         None

Nancy L. Martin                          Assistant General Counsel                        Assistant Secretary
                                         & Assistant Secretary

P. Michelle Grace                        Assistant Secretary                              Assistant Secretary

Lisa A. Moss                             Assistant Secretary                              Assistant Secretary

----------
     *  11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173


(c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person:

         None.

Item 28. Location of Accounts and Records

         State the name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

         A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodians, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P. O. Box 4739, Houston, Texas 77210-4739.

Item 29. Management Services

         Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B, disclosing the parties to the contract and the total amount paid and by whom for the Registrant's last three fiscal years.

         None.

Item 30. Undertakings

         In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Registrant intends to raise its initial capital under section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 29th day of September, 2000.

                                  REGISTRANT: AIM FUNDS GROUP


                                          By: /s/ ROBERT H. GRAHAM
                                             ---------------------------
                                             Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----
              /s/ CHARLES T. BAUER                               Chairman & Trustee                September 29, 2000
             ------------------------
                (Charles T. Bauer)

              /s/ ROBERT H. GRAHAM                               Trustee & President               September 29, 2000
             ------------------------                       (Principal Executive Officer)
              (Robert H. Graham)

              /s/ BRUCE L. CROCKETT                                    Trustee                     September 29, 2000
             ------------------------
              (Bruce L. Crockett)

                 /s/ OWEN DALY II                                      Trustee                     September 29, 2000
             ------------------------
                   (Owen Daly II)

              /s/ EDWARD K. DUNN, JR.                                  Trustee                     September 29, 2000
             ------------------------
               (Edward K. Dunn, Jr.)

                /s/ JACK FIELDS                                        Trustee                     September 29, 2000
             ------------------------
                  (Jack Fields)

               /s/ CARL FRISCHLING                                     Trustee                     September 29, 2000
             ------------------------
                 (Carl Frischling)

              /s/ PREMA MATHAI-DAVIS                                   Trustee                     September 29, 2000
             ------------------------
               (Prema Mathai-Davis)

               /s/ LEWIS F. PENNOCK                                    Trustee                     September 29, 2000
             ------------------------
                (Lewis F. Pennock)

                /s/ LOUIS S. SKLAR                                     Trustee                     September 29, 2000
            -------------------------
                 (Louis S. Sklar)

                /s/ DANA R. SUTTON                            Vice President & Treasurer           September 29, 2000
            -------------------------                          (Principal Financial and
                 (Dana R. Sutton)                                 Accounting Officer)

----------

                                INDEX TO EXHIBITS

                                 AIM FUNDS GROUP

EXHIBIT
NUMBER            DESCRIPTION
-------           -----------
a(2)(e)           Amendment No. 4, dated September 22, 2000, to Amended and
                  Restated Agreement and Declaration of Trust of the Registrant

d(4)(b)           Amendment No. 1, dated August 30, 2000, to the Master
                  Investment Advisory Agreement, dated June 1, 2000

d(4)(c)           Form of Amendment No. 2, dated ___________, 2000, to the
                  Master Investment Advisory Agreement dated June 1, 2000

e(7)(d)           Amendment No. 3, dated as of August 30, 2000, to the Master
                  Distribution Agreement, dated as of February 28, 1997, between
                  Registrant (on behalf of its Class B Shares) and A I M
                  Distributors, Inc.

e(7)(e) Form of Amendment No. 4, dated as of __________, 2000, to the Master Distribution Agreement, dated as of February 28, 1997, between Registrant (on behalf of its Class B Shares) and A I M
                  Distributors, Inc.

e(9)(a) Second Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant (on behalf of its Class
                  A Shares and Class C Shares) and A I M Distributors, Inc.

e(9)(b)           Amendment No. 1, dated as of August 30, 2000, to the Second
                  Amended and Restated Master Distribution Agreement between
                  Registrant (on behalf of its Class A Shares and Class C
                  Shares) and A I M Distributors, Inc.

e(9)(c)           Form of Amendment No. 2, dated ____, 2000, to the Second
                  Amended and Restated Master Distribution Agreement between
                  Registrant (on behalf of its Class A Shares and Class C
                  Shares) and A I M Distributors, Inc.

g(2)(a)           Master Custodian Contract, dated May 1, 2000

g(2)(b)           Amendment, dated May 1, 2000, to the Master Custodian
                  Contract, dated May 1, 2000

h(2)(d) Amendment No. 3, dated July 1, 2000, to the Transfer Agency and Service Agreement, dated as of November 1, 1994

h(3)(i) Amendment No. 7, dated February 29, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994

h(10)(b)          Amendment No. 1, dated August 30, 2000, to the Master
                  Administrative Services Agreement, dated June 1, 2000

h(10)(c)          Form of Amendment No. 2, dated ______________, 2000, to the
                  Master Administrative Services Agreement, dated June 1, 2000

i(2) Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP for AIM Explorer Fund

j(2)              Consent of KPMG LLP

l(1)              Initial Capitalization Agreement for AIM European Small
                  Company Fund, AIM International Emerging Growth Fund, AIM New
                  Technology Fund, AIM Small Cap Equity Fund and AIM Value II
                  Fund

l(2)              Form of Initial Capitalization Agreement for AIM Explorer Fund

m(7)(d)           Amendment No. 3, dated as of August 30, 2000, to the Second
                  Amended and Restated Master Distribution Plan for Registrant's
                  Class B Shares, dated as of June 30, 1997

m(7)(e) Form of Amendment No. 4, dated as of ____________, 2000, to the Second Amended and Restated Master Distribution Plan for
                  Registrant's Class B Shares, dated as of June 30, 1997

m(10)(a)          Fifth Amended and Restated Master Distribution Plan for
                  Registrant's Class A Shares and Class C Shares

m(10)(b)          Amendment No. 1, dated as of August 30, 2000, to the Fifth
                  Amended and Restated Master Distribution Plan for Registrant's
                  Class A Shares and Class C Shares

m(10(c) Form of Amendment No. 2, dated as of ____________, 2000, to the Fifth Amended and Restated Master Distribution Plan for
                  Registrant's Class A Shares and Class C Shares

m(11) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan

m(12) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan

m(13)             Form of Variable Group Annuity Contractholder Service
                  Agreement to be used in connection with Registrant's Master
                  Distribution Plan

m(14) Form of Agency Pricing Agreement to be used in connection with Registrant's Master Distribution Plan

m(15)             Forms of Service Agreement for Bank Trust Department and for
                  Brokers For Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan

m(16)             Form of Shareholder Service Agreement for Shares of the AIM
                  Mutual Funds

p(1)(b)           The A I M Management Group Inc. Code of Ethics, as revised
                  February 24, 2000

p(2)(b)           AIM Funds Code of Ethics of the Registrant, effective June 14,
                  2000

p(2)(c)           AIM Funds Code of Ethics of the Registrant, effective
                  September 23, 2000